As filed with the Securities and Exchange Commission on April 28, 2017

1933 Act Registration File No.   333-40128
1940 Act File No. 811-09997

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	78	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	80	[	X	]

(Check appropriate box or boxes.)

BAIRD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

777 East Wisconsin Avenue
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-3500

Charles M. Weber, Esq.
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On May 1, 2017 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 78 to the Registration Statement of Baird Funds, Inc. is being filed to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2016.

Prospectus

May 1, 2017

Taxable Bond Funds
Baird Ultra Short Bond Fund
(Institutional Class: BUBIX)
(Investor Class: BUBSX)
Baird Short‑Term Bond Fund
(Institutional Class: BSBIX)
(Investor Class: BSBSX)
Baird Intermediate Bond Fund
(Institutional Class: BIMIX)
(Investor Class: BIMSX)
Baird Aggregate Bond Fund
(Institutional Class: BAGIX)
(Investor Class: BAGSX)
Baird Core Plus Bond Fund
(Institutional Class: BCOIX)
(Investor Class: BCOSX)

Municipal Bond Funds
Baird Short‑Term Municipal Bond Fund
(Institutional Class: BTMIX)
(Investor Class: BTMSX)
Baird Quality Intermediate Municipal Bond Fund
(Institutional Class: BMBIX)
(Investor Class: BMBSX)
Baird Core Intermediate Municipal Bond Fund
(Institutional Class: BMNIX)
(Investor Class: BMNSX)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Summary Section

Baird Ultra Short Bond Fund

Investment Objective
The investment objective of the Baird Ultra Short Bond Fund (the “Fund”) is to seek current income consistent with preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%
Fee Waiver(1)	-0.15%	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver	0.40%	0.15%

(1)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Fund until April 30, 2018. The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one‑year numbers below are based on the Fund’s net expenses resulting from the fee waiver agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$41	$161	$292	$675
Institutional Class Shares	$15	$81	$154	$366

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 96.9% of the average value of its portfolio.  This turnover rate was higher than last year and should be more indicative of future turnover rates for this fund as allocations to short maturity bonds increased and floating rate bonds with longer maturities decreased.

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Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in bonds, including the following types of U.S. dollar‑denominated debt obligations that are fixed, variable or floating rate instruments:

•	U.S. government and other public‑sector entities
•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•	Corporate debt of U.S. and foreign issuers
•	Money market instruments

The Fund invests primarily in investment‑grade debt obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” bonds).  The Fund may also invest in unrated debt obligations that are determined by the Advisor to be comparable in quality to the rated obligations.  After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the debt obligation.  The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays U.S. Short‑Term Government/Corporate Index.  The duration of the Fund’s benchmark as of March 31, 2017 was 0.55 years.  The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three months but less than one year during normal market conditions.  The Fund may invest in debt obligations of all maturities.  The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.  The Fund is a “diversified” fund, which means that it may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer (other than cash and cash items, U.S. government securities or securities of other investment companies) or purchase more than 10% of the outstanding voting securities of an issuer.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to substantially match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

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Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Interest rate risk should be low for the Fund because it invests primarily in short‑term bonds along with variable and floating rate instruments, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy.  They tend to be more sensitive to economic conditions than higher‑rated debt and, as a result, are generally more sensitive to credit risk than debt in the higher‑rated categories.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations.  When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor.  When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk.  Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

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Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards and less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market.  Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
The Federal Reserve began raising its policy rate, the overnight Federal Funds rate, in late 2015.  There is uncertainty regarding how quickly the Federal Reserve will raise the Federal Funds rate and how the financial markets will react.  Additionally, at this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House are from the same political party.  There is uncertainty regarding how the financial markets will react to any changes, and there is the potential that these changes could negatively affect financial asset prices and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, the risk environment remains elevated.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

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Calendar Year Returns for Institutional Class Shares

Best quarter:	1st quarter 2014	0.78%
Worst quarter:	3rd quarter 2015	-0.11%

Average Annual Total Returns as of December 31, 2016	1 Year	Since Inception (12/31/13)
Institutional Class
Return Before Taxes	1.56%	1.02%
Return After Taxes on Distributions	1.10%	0.62%
Return After Taxes on Distributions and Sale of Fund Shares	0.88%	0.60%
Investor Class
Return Before Taxes	1.32%	0.78%
Bloomberg Barclays U.S. Short‑Term Government/Corporate Index	0.80%	0.41%
(reflects no deduction for fees, expenses or taxes)

After‑tax returns are shown only for the Institutional Class, and the after‑tax returns for the Investor Class will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers
Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2013	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor

Gary A. Elfe, CFA	2013	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor

Charles B. Groeschell	2013	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Warren D. Pierson, CFA	2013	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

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Name	Portfolio Manager of the Fund Since	Title
Daniel A. Tranchita, CFA	2013	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

M. Sharon deGuzman	2013	Senior Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 46.

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Baird Short‑Term Bond Fund

Investment Objective
The investment objective of the Baird Short‑Term Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

Table of Contents - Prospectus

•	U.S. government and other public‑sector entities
•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•	Corporate debt of U.S. and foreign issuers

The Fund only invests in debt obligations rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.  After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the debt obligation.  The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index.  The duration of the Fund’s benchmark as of March 31, 2017 was 1.94 years.  The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than one year but less than three years during normal market conditions.  The Fund may invest in debt obligations of all maturities.  The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as cash or cash equivalents.  The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Table of Contents - Prospectus

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Interest rate risk should be low for the Fund because it invests primarily in short‑term bonds, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations.  When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor.  When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk.  Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing service or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

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Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market.  Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
The Federal Reserve began raising its policy rate, the overnight Federal Funds rate, in late 2015.  There is uncertainty regarding how quickly the Federal Reserve will raise the Federal Funds rate and how the financial markets will react.  Additionally, at this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House are from the same political party.  There is uncertainty regarding how the financial markets will react to any changes, and there is the potential that these changes could negatively affect financial asset prices and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, the risk environment remains elevated.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2009	2.94%
Worst quarter:	3rd quarter 2008	-2.11%

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Average Annual Total Returns as of December 31, 2016	1 Year	5 Years	10 Years	Since Inception (8/31/04)	Since Inception (9/19/12)
Institutional Class
Return Before Taxes	2.25%	2.02%	2.87%	2.86%	N/A
Return After Taxes on Distributions	1.54%	1.26%	1.76%	1.72%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	1.27%	1.22%	1.79%	1.77%	N/A
Investor Class
Return Before Taxes(1)	2.00%	N/A	N/A	N/A	1.33%
Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index	1.28%	0.92%	2.44%	2.47%	0.83%
(reflects no deduction for fees, expenses or taxes)

(1)	The inception date of the Investor Class shares of the Short‑Term Bond Fund was September 19, 2012.

After‑tax returns are shown only for the Institutional Class, and the after‑tax returns for the Investor Class will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers
Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2004	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor

Gary A. Elfe, CFA	2004	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor

Charles B. Groeschell	2004	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Warren D. Pierson, CFA	2004	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Daniel A. Tranchita, CFA	2004	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

M. Sharon deGuzman	2004	Senior Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 46.

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Baird Intermediate Bond Fund

Investment Objective
The investment objective of the Baird Intermediate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.1% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

Table of Contents - Prospectus

•	U.S. government and other public‑sector agencies
•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•	Corporate debt of U.S. and foreign issuers

The Fund only invests in debt obligations rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.  After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the debt obligation.  The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index.  The duration of the Fund’s benchmark as of March 31, 2017 was 4.06 years.  The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three years but less than six years during normal market conditions.  The Fund may invest in debt obligations of all maturities.  The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt as well as cash or cash equivalents.  The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

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Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations.  When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor.  When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk.  Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

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Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market.  Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
The Federal Reserve began raising its policy rate, the overnight Federal Funds rate, in late 2015.  There is uncertainty regarding how quickly the Federal Reserve will raise the Federal Funds rate and how the financial markets will react.  Additionally, at this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House are from the same political party.  There is uncertainty regarding how the financial markets will react to any changes, and there is the potential that these changes could negatively affect financial asset prices and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, the risk environment remains elevated.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2009	5.04%
Worst quarter:	3rd quarter 2008	-2.08%

Average Annual Total Returns as of December 31, 2016	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Institutional Class
Return Before Taxes	2.83%	2.71%	4.38%	5.01%
Return After Taxes on Distributions	1.80%	1.58%	2.95%	3.39%
Return After Taxes on Distributions and Sale of Fund Shares	1.65%	1.63%	2.86%	3.29%
Investor Class
Return Before Taxes	2.55%	2.46%	4.10%	4.74%
Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index	2.08%	1.85%	3.84%	4.53%
(reflects no deduction for fees, expenses or taxes)

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After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers
Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor

Gary A. Elfe, CFA	2000	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor

Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Warren D. Pierson, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Daniel A. Tranchita, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

M. Sharon deGuzman	2000	Senior Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 46.

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Baird Aggregate Bond Fund

Investment Objective
The investment objective of the Baird Aggregate Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Aggregate Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.7% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

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•	U.S. government and other public‑sector entities
•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•	Corporate debt of U.S. and foreign issuers

The Fund only invests in debt obligations rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be investment grade.  After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the debt obligation.  The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.  The duration of the Fund’s benchmark as of March 31, 2017 was 6.00 years.  The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions.  The Fund may invest in debt obligations of all maturities.  The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as cash or cash equivalents.  The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Table of Contents - Prospectus

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations.  When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor.  When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk.  Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

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Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market.  Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
The Federal Reserve began raising its policy rate, the overnight Federal Funds rate, in late 2015.  There is uncertainty regarding how quickly the Federal Reserve will raise the Federal Funds rate and how the financial markets will react.  Additionally, at this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House are from the same political party.  There is uncertainty regarding how the financial markets will react to any changes, and there is the potential that these changes could negatively affect financial asset prices and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, the risk environment remains elevated.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2009	5.72%
Worst quarter:	4th quarter 2016	-2.76%

Average Annual Total Returns as of December 31, 2016	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Institutional Class
Return Before Taxes	3.52%	3.47%	4.71%	5.52%
Return After Taxes on Distributions	2.37%	2.14%	3.08%	3.68%
Return After Taxes on Distributions and Sale of Fund Shares	2.01%	2.13%	3.04%	3.61%
Investor Class
Return Before Taxes	3.34%	3.23%	4.46%	5.27%
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.23%	4.34%	5.01%
(reflects no deduction for fees, expenses or taxes)

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After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers
Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor

Gary A. Elfe, CFA	2000	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor

Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Warren D. Pierson, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Daniel A. Tranchita, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

M. Sharon deGuzman	2000	Senior Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 46.

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Baird Core Plus Bond Fund

Investment Objective
The investment objective of the Baird Core Plus Bond Fund (the “Fund”) is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Universal Bond Index.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in the following types of U.S. dollar‑denominated debt obligations:

Table of Contents - Prospectus

•	U.S. government and other public‑sector entities
•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•	Corporate debt of U.S. and foreign issuers

The Fund invests primarily in investment‑grade debt obligations, but may invest up to 20% of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds).  Non‑investment grade debt obligations, at the time of purchase, are generally rated at least B or higher by Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moodys”) or have an equivalent rating by another nationally recognized rating agency.  The Fund may also invest in unrated debt obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations.  After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the debt obligation.  The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays U.S. Universal Bond Index.  The duration of the Fund’s benchmark as of March 31, 2017 was 5.78 years.  The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than five years but less than 10 years during normal market conditions.  The Advisor may invest in debt obligations of all maturities.  The Advisor attempts to diversify the Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve returns that exceed the Fund’s benchmark primarily in three ways:

•
Yield curve positioning:  The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objective.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Fund may invest in foreign debt obligations as well as cash or cash equivalents.  The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Table of Contents - Prospectus

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Debt obligations receiving the lowest investment grade rating or a high yield (“junk bond”) rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy.  They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Mortgage‑ and Asset‑Backed Debt Obligations Risks
Mortgage‑ and asset‑backed debt obligations are subject to interest rate risk.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations.  When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor.  When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk.  Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.

Extension Risk
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off by the borrower more slowly than anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risks
No assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Foreign Securities Risks
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets and withholding of foreign taxes.

Table of Contents - Prospectus

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market.  Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
The Federal Reserve began raising its policy rate, the overnight Federal Funds rate, in late 2015.  There is uncertainty regarding how quickly the Federal Reserve will raise the Federal Funds rate and how the financial markets will react.  Additionally, at this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House are from the same political party.  There is uncertainty regarding how the financial markets will react to any changes, and there is the potential that these changes could negatively affect financial asset prices and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, the risk environment remains elevated.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2009	7.15%
Worst quarter:	2nd quarter 2013	-2.91%

Table of Contents - Prospectus

Average Annual Total Returns as of December 31, 2016	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Institutional Class
Return Before Taxes	4.73%	3.55%	5.41%	6.02%
Return After Taxes on Distributions	3.39%	2.24%	3.70%	4.06%
Return After Taxes on Distributions and Sale of Fund Shares	2.68%	2.15%	3.52%	3.94%
Investor Class
Return Before Taxes	4.47%	3.30%	5.15%	5.75%
Bloomberg Barclays U.S. Universal Bond Index	3.91%	2.78%	4.57%	5.27%
(reflects no deduction for fees, expenses or taxes)

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers
Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2000	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor

Gary A. Elfe, CFA	2000	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor

Charles B. Groeschell	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Warren D. Pierson, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Daniel A. Tranchita, CFA	2000	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

M. Sharon deGuzman	2000	Senior Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 46.

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Baird Short‑Term Municipal Bond Fund

Investment Objective
The investment objective of the Baird Short‑Term Municipal Bond Fund (the “Fund”) is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)).  These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

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The Fund invests in a broadly diversified portfolio of federally tax‑exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories.  The Fund may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds, and municipal lease participations.  The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.  Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments.  The Fund may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds).  The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations.  After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the municipal obligation.  The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays Short (1-5 Year) Municipal Bond Index.  The duration of the Fund’s benchmark as of March 31, 2017 was 2.37 years.  While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average effective maturity is generally expected to be three years or less.  Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Interest rate risk should be fairly low for the Fund because it invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

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Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”).  Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations.  Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments).  Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy.  They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors.  The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates.  Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues.  There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company.  If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions.  Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages.  Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

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Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.  In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place.  Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market.  Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
The Federal Reserve began raising its policy rate, the overnight Federal Funds rate, in late 2015.  There is uncertainty regarding how quickly the Federal Reserve will raise the Federal Funds rate and how the financial markets will react.  Additionally, at this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House are from the same political party.  There is uncertainty regarding how the financial markets will react to any changes, and there is the potential that these changes could negatively affect financial asset prices and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, the risk environment remains elevated.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

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Performance
The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Return for Institutional Class Shares

Best quarter:	1st quarter 2016	0.89%
Worst quarter:	4th quarter 2016	-1.16%

Average Annual Total Returns as of December 31, 2016	1 Year	Since Inception (8/31/15)
Institutional Class
Return Before Taxes	0.71%	1.24%
Return After Taxes on Distributions	0.68%	1.16%
Return After Taxes on Distributions and Sale of Fund Shares	0.99%	1.22%
Investor Class
Return Before Taxes	0.40%	0.94%
Bloomberg Barclays Short (1-5 Year) Municipal Bond Index	0.07%	0.35%
(reflects no deduction for fees, expenses or taxes)

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

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Portfolio Managers
Name	Portfolio Manager of the Fund Since	Title
Duane A. McAllister, CFA	2015	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Erik R. Schleicher	2015	Portfolio Manager for Baird Advisors and Vice President of the Advisor

Joseph J. Czechowicz	2015	Portfolio Manager for Baird Advisors and Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 46.

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Baird Quality Intermediate Municipal Bond Fund

Investment Objective
The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund (the “Fund”) is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests in municipal debt obligations issued by governmental authorities throughout the United States and its territories.  The Fund primarily purchases general obligation and pre‑refunded bonds issued for any purpose, and revenue bonds funding education, housing, transportation and essential services including, without limitation, water, sewer and electricity.  The Fund’s benchmark is the Bloomberg Barclays Quality Intermediate Municipal Bond Index.  The Bloomberg Barclays Quality Intermediate Municipal Bond Index is an unmanaged, market value weighted index consisting of investment grade intermediate-term municipal securities.

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The Fund invests principally in investment grade, intermediate‑term municipal obligations issued by state and local authorities the interest on which is exempt from federal income tax.  The Fund normally invests at least 80% of its net assets in a diversified portfolio of bonds and debentures, the interest on which is exempt from regular federal income and alternative minimum taxes.  Municipal obligations purchased by the Fund will be:

•	Investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the Advisor;

•	Short‑term municipal obligations rated SP‑1 by S&P or MIG‑1 by Moody’s; or

•	Tax‑exempt commercial paper rated A‑1 by S&P or VMIG‑1 by Moody’s.

After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the debt obligation. The Fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.  The duration of the Fund’s benchmark as of March 31, 2017 was 4.47 years.  The dollar‑weighted average portfolio effective maturity of the Fund will normally be more than three years but less than eight years during normal market conditions.  The Fund may invest in debt obligations of all maturities.

In determining which debt obligations to buy for the Fund, the Advisor attempts to achieve the Fund’s investment objectives primarily in three ways:

•
Yield curve positioning:  The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objectives, while attempting to match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.

•	Sector allocation: The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Fund’s objectives.

•	Security selection: The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

The Advisor generally will sell a debt obligation when, on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

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Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”).  Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations.  Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments).  Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors.  The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates.  Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues.  There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company.  If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions.  Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages.  Mortgages may also be partially or completely prepaid prior to their final stated maturities.

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Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.  In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place.  Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market.  Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
The Federal Reserve began raising its policy rate, the overnight Federal Funds rate, in late 2015.  There is uncertainty regarding how quickly the Federal Reserve will raise the Federal Funds rate and how the financial markets will react.  Additionally, at this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House are from the same political party.  There is uncertainty regarding how the financial markets will react to any changes, and there is the potential that these changes could negatively affect financial asset prices and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, the risk environment remains elevated.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

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Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2008	5.22%
Worst quarter:	4th quarter 2016	-2.75%

Average Annual Total Returns as of December 31, 2016	1 Year	5 Years	10 Years	Since Inception (3/30/01)
Institutional Class
Return Before Taxes	-0.46%	1.62%	3.63%	4.09%
Return After Taxes on Distributions	-0.47%	1.61%	3.62%	4.07%
Return After Taxes on Distributions and Sale of Fund Shares	0.71%	1.82%	3.47%	3.93%
Investor Class
Return Before Taxes	-0.70%	1.36%	3.36%	3.82%
Bloomberg Barclays Quality Intermediate Municipal Bond Index	-0.19%	2.20%	3.93%	4.08%
(reflects no deduction for fees, expenses or taxes)

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

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Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers
Name	Portfolio Manager of the Fund Since	Title
Mary Ellen Stanek, CFA	2001	Chief Investment Officer for Baird Advisors and Managing Director of the Advisor

Gary A. Elfe, CFA	2001	Senior Portfolio Manager and Director of Fixed Income Research and Trading for Baird Advisors and Managing Director of the Advisor

Charles B. Groeschell	2001	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Warren D. Pierson, CFA	2001	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Daniel A. Tranchita, CFA	2001	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

M. Sharon deGuzman	2001	Senior Portfolio Manager for Baird Advisors and Senior Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 46.

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Baird Core Intermediate Municipal Bond Fund

Investment Objective
The investment objective of the Baird Core Intermediate Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.25%	0.25%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.55%	0.30%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$56	$176	$307	$689
Institutional Class Shares	$31	$97	$169	$381

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 94.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (“AMT”)).  These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).

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The Fund invests in a broadly diversified portfolio of federally tax‑exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories.  The Fund may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds, and municipal lease participations.  The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.  Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments.  The Fund may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 10% of its net assets in non‑investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds).  The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations.  After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the municipal obligation.  The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays (1-15 Year) Municipal Bond Index.  The duration of the Fund’s benchmark as of March 31, 2017 was 4.88 years.  While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar‑weighted average effective maturity is generally expected to be between three and ten years.  Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.

Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”).  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.

Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

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Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”).  Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations.  Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments).  Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.

Non‑Investment Grade Quality Risks
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment‑grade debt obligations, including the possibility of default or bankruptcy.  They tend to be more sensitive to economic conditions than higher‑rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher‑rated categories.

Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors.  The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates.  Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues.  There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.

The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company.  If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions.  Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages.  Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

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Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.  In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place.  Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold.  The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market.  Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
The Federal Reserve began raising its policy rate, the overnight Federal Funds rate, in late 2015.  There is uncertainty regarding how quickly the Federal Reserve will raise the Federal Funds rate and how the financial markets will react.  Additionally, at this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House are from the same political party.  There is uncertainty regarding how the financial markets will react to any changes, and there is the potential that these changes could negatively affect financial asset prices and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, the risk environment remains elevated.  The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

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Performance
The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll‑free at 1‑866‑442‑2473.

Calendar Year Return for Institutional Class Shares

Best quarter:	2nd quarter 2016	2.50%
Worst quarter:	4th quarter 2016	-2.82%

Average Annual Total Returns as of December 31, 2016	1 Year	Since Inception (8/31/15)
Institutional Class
Return Before Taxes	1.14%	2.35%
Return After Taxes on Distributions	0.84%	2.07%
Return After Taxes on Distributions and Sale of Fund Shares	1.42%	2.09%
Investor Class
Return Before Taxes	0.91%	2.11%
Bloomberg Barclays Municipal Bond (1-15 Year) Index	0.01%	1.38%
(reflects no deduction for fees, expenses or taxes)

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

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Portfolio Managers
Name	Portfolio Manager of the Fund Since	Title
Duane A. McAllister, CFA	2015	Senior Portfolio Manager for Baird Advisors and Managing Director of the Advisor

Erik R. Schleicher	2015	Portfolio Manager for Baird Advisors and Vice President of the Advisor

Joseph J. Czechowicz	2015	Portfolio Manager for Baird Advisors and Vice President of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 46.

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Funds on any day the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201‑0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1‑866‑442‑2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Funds may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Tax Information
Each Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or long‑term capital gains.  The Short‑Term Municipal Bond Fund, Quality Intermediate Municipal Bond Fund and Core Intermediate Municipal Bond Fund intend to make distributions that are primarily exempt from federal income tax.  However, some of the Short‑Term Municipal Bond Fund, Quality Intermediate Municipal Bond Fund and Core Intermediate Municipal Bond Fund’s distributions may be taxed as ordinary income or long‑term capital gains.

Payments to Broker‑Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker‑dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This prospectus describes the Baird Ultra Short Bond Fund (“Ultra Short Bond Fund”), Baird Short‑Term Bond Fund (“Short‑Term Bond Fund”), Baird Intermediate Bond Fund (“Intermediate Bond Fund”), Baird Aggregate Bond Fund (“Aggregate Bond Fund”), Baird Core Plus Bond Fund (“Core Plus Bond Fund”), Baird Short‑Term Municipal Bond Fund (“Short Term Municipal Bond Fund”), Baird Quality Intermediate Municipal Bond Fund (“Quality Intermediate Municipal Bond Fund”), and Baird Core Intermediate Municipal Bond Fund (“Core Intermediate Municipal Bond Fund”) (each, a “Fund” and collectively, the “Funds”), eight mutual funds offered by Baird Funds, Inc. (“Baird Funds” or the “Company”).

Investment Objectives

Ultra Short Bond Fund
The investment objective of the Ultra Short Bond Fund is to seek current income consistent with preservation of capital.

Short‑Term Bond Fund
The investment objective of the Short‑Term Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index.  The Bloomberg Barclays 1‑3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed‑rate debt including government and corporate debt obligations with maturities between one and three years.

Intermediate Bond Fund
The investment objective of the Intermediate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index.  The Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed‑rate debt including government and corporate debt obligations with maturities between one and ten years.

Aggregate Bond Fund
The investment objective of the Aggregate Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Aggregate Bond Index.  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed‑rate debt issues, including government, corporate, asset‑backed, and mortgage‑backed debt obligations, with maturities of at least one year.

Core Plus Bond Fund
The investment objective of the Core Plus Bond Fund is to seek an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Universal Bond Index.  The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income debt obligations issued in U.S. dollars, including U.S. government and investment grade debt, non‑investment grade, asset‑backed and mortgage‑backed debt obligations, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

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Short‑Term Municipal Bond Fund
The investment objective of the Short‑Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

Quality Intermediate Municipal Bond Fund
The primary investment objective of the Quality Intermediate Municipal Bond Fund is to seek current income that is substantially exempt from federal income tax.  A secondary objective is to seek total return with relatively low volatility of principal.

Core Intermediate Municipal Bond Fund
The investment objective of the Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

These investment objectives are fundamental and may not be changed without shareholder approval.

Principal Investment Strategies

To achieve each Fund’s investment objectives, the Advisor attempts to keep the duration of each Fund’s portfolio substantially equal to that of its benchmark.

The Advisor seeks to control credit quality risk by purchasing only investment grade, U.S. dollar‑denominated debt obligations for the Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Quality Intermediate Municipal Bond Fund.  Although the Ultra Short Bond Fund, Core Plus Bond Fund, Short-Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund invest primarily in investment grade debt obligations, they may also invest up to 10%, 20%, 10% and 10%, respectively, of their net assets in non‑investment grade debt obligations.  The Funds may invest in debt obligations of all maturities

While each Fund may invest in debt obligations of all maturities, during normal market circumstances the dollar weighted average portfolio effective maturity for each Fund is expected to be as follows:

Duration: a measure of a fixed income security’s average life that reflects the present value of the security’s cash flow, and accordingly is a measure of price sensitivity to interest rate changes.  A fund’s duration correlates to the duration of the securities in which it invests.  In other words, the longer a fund’s duration, the more sensitive its market value will be to changes in interest rates.  For example, if interest rates decline by 1%, the market value of a portfolio with a duration of five years would rise by approximately 5%.  Conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 5%.  For variable and floating rate instruments, the duration calculation incorporates the time to the next coupon reset date

Fund	Dollar-Weighted Average Portfolio Effective Maturity

Ultra Short Bond Fund	More than 3 months but less than 1 year
Short‑Term Bond Fund	More than 1 year but less than 3 years
Intermediate Bond Fund	More than 3 years but less than 6 years
Aggregate Bond Fund	More than 5 years but less than 10 years
Core Plus Bond Fund	More than 5 years but less than 10 years
Short‑Term Municipal Bond Fund	More than 1 year but less than 3 years
Quality Intermediate Municipal Bond Fund	More than 3 years but less than 8 years
Core Intermediate Municipal Bond Fund	More than 3 years but less than 10 years

Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.

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The stated maturity of a bond is the date when the issuer must repay the bond’s entire principal value to an investor.  Some types of bonds may also have an “effective maturity” that is shorter than the stated maturity due to prepayment or call provisions.  Debt obligations without prepayment or call provisions generally have an effective maturity equal to their expected maturity.  Dollar‑weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity “weighted” according to the percentage of net assets that it represents.

The Advisor generally will sell a security when, on a relative basis and in the Advisor’s opinion, it will no longer help a Fund attain its objective.  This could include, but is not limited to, changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

The Advisor attempts to achieve each Fund’s investment objective over a full market cycle.  Each of the Ultra Short Bond, Short‑Term Bond, Intermediate Bond, Aggregate Bond, Core Plus Bond, Short-Term Municipal Bond and Core Intermediate Municipal Bond Fund’s investments are based on, although do not replicate, the securities composition of the respective Fund’s benchmark index.  Consequently, each Fund’s portfolio composition and risks will differ from those of the index.  For example, the Core Plus Bond Fund may invest up to 20% of its net assets in non‑investment grade debt obligations (high yield bonds).  Because it does not purchase non‑investment grade debt obligations, the Aggregate Bond Fund is expected to perform more closely to the overall investment grade bond market than the Core Plus Bond Fund is expected to perform.

Investment Grade Securities are:
Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

In determining which debt obligations to buy for the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund, the Advisor attempts to achieve each Fund’s investment objective primarily in three ways:

Yield curve positioning:  The yield curve is a graphic representation of the actual or projected yields of debt obligations in relation to their maturities and durations.  The Advisor selects debt obligations with maturities and yields that it believes have the greatest potential for achieving the Fund’s objective, while attempting to substantially match the average duration of the debt obligations in the Fund with the average duration of the debt obligations in the Fund’s benchmark.  The debt obligations in the Fund, though, will not be identical to the debt obligations in the benchmark.  Because the yield curve is constantly changing, the Advisor regularly adjusts the Fund’s portfolio to purchase debt obligations that it believes will best assist the Fund in achieving its objectives.

Sector allocation:  The Advisor next evaluates the return potential of each sector (including: asset‑backed debt obligations, mortgage‑backed debt obligations, government and other public‑sector bonds, and corporate bonds for the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund; and general obligation bonds, revenue bonds, pre‑refunded bonds, and insured bonds for the Quality Intermediate Municipal Bond Fund).  The Advisor invests in debt obligations in those sectors which it believes represent the greatest potential for achieving the Funds’ objectives.  The Advisor regularly adjusts the portfolio in order to address changes in yields and underlying risks in various sectors.

Security selection:  The Advisor then focuses on selecting individual debt obligations.  The Advisor determines which issuers it believes offer the best relative value within each sector and then decides which available debt obligations of that issuer to purchase.

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From time to time, each Fund may have a significant portion of its assets invested in corporate bonds issued by companies in one or more market sectors, diversified across a range of industries within those market sectors.  Each Fund will provide its shareholders with at least a 60‑day notice of any change in such Fund’s policy to invest at least 80% of its assets in the types of debt obligations suggested by its name.  “Assets” is defined as net assets plus any borrowings for investment purposes.  For all Funds, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

Debt Obligations
The Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Core Plus Bond Fund each have a policy of investing at least 80% of its net assets in debt obligations, including the following types of U.S. dollar‑denominated debt obligations that are fixed, variable or floating rate instruments:

•	U.S. government and other public‑sector entities
•	Asset‑backed and mortgage‑backed obligations of U.S. and foreign issuers
•	Corporate debt of U.S. and foreign issuers
•	Money market instruments (Ultra Short Bond Fund)

These Funds primarily invest in debt obligations with fixed rates of interest, but may also invest in floating or variable rate debt obligations.  Other public‑sector entities include, but are not limited to, U.S., state and local (municipal) governments and their agencies and authorities, foreign government entities, and non‑governmental organizations.  The types of municipal obligations in which the Funds may invest include, but are not limited to, taxable and, to some extent, tax‑exempt general obligation and revenue bonds, as well as advance refunded and escrowed‑to‑maturity bonds.  Asset‑backed obligations in which the Funds may invest are backed with underlying assets such as credit card receivables, auto receivables, student loans, utilities, reimbursement/rate increase allowances and certain residential home loans.  Money market instruments in which the Funds may invest include, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less.  The Funds may invest in Rule 144A securities, which are not registered under the federal securities laws and cannot be sold to the U.S. public because of SEC regulations (known as “restricted securities”).  The Funds generally consider Rule 144A securities to be liquid unless the Advisor determines otherwise.  Each Fund may also invest in other investment companies that principally invest in the types of instruments allowed by the investment strategies of the Fund.

Municipal Obligations
Municipal obligations, including municipal bonds and notes, are fixed income securities issued by states, counties, cities, and other political subdivisions and authorities.  Municipal notes are short‑term tax‑exempt securities.  Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues.  Municipalities also may issue notes to fund capital projects prior to issuing long‑term bonds.  Issuerstypically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds.  Municipal obligations also may be issued by industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities, and other public agencies.  The market categorizes tax‑exempt securities by their source of repayment.  Although many municipal obligations are exempt from federal income tax, municipalities also may issue taxable securities in which the Funds may invest.

Municipal Obligations are: dollar-denominated debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions.

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Each of the Short‑Term Municipal Bond Fund, Quality Intermediate Municipal Bond Fund and Core Intermediate Municipal Bond Fund (collectively, the “Municipal Funds”) invests at least 80% of its net assets in the following municipal bonds and debentures, the income from which is exempt from federal income tax (including AMT):

•
Municipal securities including debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including AMT); and

•
Municipal securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Advisor to be of comparable quality) at the time of purchase.

Municipal obligations in which the Municipal Funds invest may include fixed, variable or floating rate instruments.  The Municipal Funds may purchase municipal obligations on a when‑issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.

It is possible that 25% or more of each Municipal Fund’s assets could be invested in municipal obligations that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects.  Examples include securities of issuers whose revenues are paid from similar types of projects, such as education, housing or transportation, or securities of issuers within the same state or economic sector.  For each Fund, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

In pursuing each Municipal Fund’s objectives, the Advisor uses a value‑oriented strategy and looks for undervalued municipal securities that offer above‑average return characteristics.  The Advisor considers many market factors when selecting investments for such Funds.  Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.

The Municipal Funds may invest in all types of municipal obligations, including pre‑refunded bonds, general obligation bonds, revenue bonds, and municipal lease participations.  Each Municipal Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.  Each Municipal Fund may also invest in municipal housing bonds.

The Advisor seeks to control credit quality risk by purchasing only investment grade, U.S. dollar-denominated debt obligations for the Quality Intermediate Municipal Bond Fund. Although the Short-Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund invest primarily in investment grade debt obligations, they may also invest up to 10% of their net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds).

Each Municipal Fund may also invest in unrated municipal obligations that are determined by the Advisor to be comparable in quality to the rated obligations.  After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by each Municipal Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the municipal obligation.  Each Municipal Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.

The Advisor attempts to diversify each Fund’s portfolio by holding debt obligations of many different issuers and choosing issuers in a variety of sectors.

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Investment Grade Debt Obligations
Debt obligations acquired by the Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and Quality Intermediate Municipal Bond Fund, will be “investment grade” at the time of purchase, as rated by at least one nationally recognized rating agency.  The Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund will invest primarily in “investment grade” bonds, but may also invest in non‑investment grade debt obligations, as described below.  The Advisor may purchase unrated obligations for each Fund that are determined by the Advisor to be comparable in quality to the rated obligations.  After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by a Fund for purchase.  In such cases, the Advisor will consider whether to continue to hold the debt obligation.  The Funds may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

Non‑Investment Grade Debt Obligations (High Yield Bonds)
The Ultra Short Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund may each invest up to 10%, and the Core Plus Bond Fund may invest up to 20%, of its net assets in non‑investment grade debt obligations (sometimes referred to as “high yield” bonds), which are debt obligations that are not rated in one of the four highest rating categories of S&P, Moody’s, Fitch or another nationally recognized rating agency.  The Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund will generally purchase non‑investment grade debt obligations that are rated at least B or higher by S&P or Moody’s or have an equivalent rating by another nationally recognized rating agency at time of purchase, but may purchase debt obligations below this rating if the Advisor believes the issuer’s credit fundamentals or future prospects suggest a higher rating.  In addition, in limited circumstances the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund may invest in debt obligations in default.

Foreign Securities
Each Fund, excluding the Municipal Funds, may invest in U.S. dollar-denominated debt obligations of foreign issuers. Foreign debt obligations are generally determined based on the ultimate parent country of risk which consists of the following four factors: management location, country of primary listing, country of revenue and reporting currency of the issuer. Debt obligations issued by a foreign entity that are subject to a guarantee of a U.S. corporate parent or other U.S. entity are generally not regarded as foreign securities.

Zero Coupon Bonds
Each Fund may invest in zero coupon bonds.  Zero coupon bonds have greater price volatility than coupon bonds of the same maturity and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero coupon bonds only if the likely relative greater price volatility of such zero coupon bonds is not inconsistent with the Fund’s investment objective.  Although zero coupon bonds pay no interest to holders prior to maturity, interest on these bonds is reported as income to a Fund and distributed to its shareholders.  Accordingly, a Fund may be required to dispose of its portfolio investments under disadvantageous circumstances in order to satisfy distribution requirements.  Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.

Cash or Similar Investments; Temporary Strategies
The Ultra Short Bond Fund invests in cash and money market instruments as part of its principal investment strategy.  Under normal market conditions, each Fund other than the Ultra Short Bond Fund may invest up to 20% of its net assets in cash or similar short‑term, investment grade debt obligations such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit.  The Short Term Bond, Intermediate Term Bond, Aggregate Bond, Core Plus Bond, Short‑Term Municipal Bond, Quality Intermediate Municipal Bond and Core Intermediate Municipal Bond Funds may invest up to 100% of its total assets in cash or short‑term, investment grade debt obligations as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances.  To the extent a Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

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Principal Risks

The main risks of investing in each of the Funds are substantially similar.  However, certain risks are enhanced for each Fund.  Specifically, the Aggregate Bond Fund and Core Plus Bond Fund each maintains longer maturities than the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, and the Quality Intermediate Municipal Bond Fund and Core Intermediate Municipal Bond Fund each typically maintains longer maturities than the Short Term Municipal Bond Fund, thus providing a greater potential for return, with an increased level of risk.  In addition, although the Aggregate and Core Plus Bond Funds’ maturities are similar, their portfolio composition and the resulting risks are different.  In particular, because the Core Plus Bond Fund may purchase debt obligations that are rated below investment grade, the Core Plus Bond Fund may be exposed to greater credit risk, including risk of default, and other risks associated with non‑investment grade debt obligations than the Aggregate Bond Fund.

Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes.  Such errors could result in a negative return and a loss to you.  Because each Fund holds fewer debt obligations than its benchmark index, material events affecting a holding in the Fund’s portfolio (for example, an issuer’s decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence its benchmark index and may prevent the Fund from attaining its investment objective for a particular period.

Bond Market Risks
The major risks of each Fund are those of investing in the bond market.  A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest‑rate risk”).  Generally, the longer a bond’s maturity, the greater the interest rate risk and the higher its yield.  Conversely, the shorter a bond’s maturity, the lower the interest rate risk and the lower its yield (“maturity risk”).  Variable and floating rate instruments generally have lower interest rate sensitivity because their coupon rate periodically resets based on an index rate that changes with the general level of interest rates.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit‑quality risk”).  Because bond values may fluctuate, a Fund’s share price may fluctuate.  Interest rate risk should be low for the Short‑Term Bond Fund and Short‑Term Municipal Bond Fund because they invest primarily in short‑term bonds, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds.  Interest rate risk should be low for the Ultra Short Bond Fund because it invests primarily in short‑term bonds along with variable and floating rate instruments, whose prices are less sensitive to interest rate changes than are the prices of long‑term bonds.

Call Risks — applies to the Short-Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund
If the securities in which the Municipal Funds invest are redeemed by the issuer before maturity (or “called”), the Funds may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Funds’ yield.  This will most likely happen when interest rates are declining.

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Credit Quality Risks
Individual issues of debt obligations may be subject to the credit risk of the issuer.  Therefore, the underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations.  Municipal obligations in particular may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments.)  Debt obligations receiving a lower rating compared to higher rated debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings agencies such as Moody’s, Fitch and S&P provide ratings on debt obligations based on their analyses of information they deem relevant.  Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.  In addition, there may be a delay between events or circumstances adversely affecting the ability of an issuer to pay interest and/or repay principal and an agency’s decision to downgrade a debt obligation.

Non‑Investment Grade Quality Risks — applies to the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund
Non‑investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds), while generally offering higher yields than investment grade debt obligations with similar maturities, involve greater risk, including the possibility of default or bankruptcy.  Non‑investment grade debt obligations tend to be more sensitive to economic conditions than higher‑rated debt.  As a result, they generally are more sensitive to credit risk and are considered more speculative than debt obligations in the higher‑rated categories.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non‑investment grade debt obligations may experience financial stress and may not have sufficient revenues to meet their payment obligations.  The risk of loss due to default by an issuer of these debt obligations is significantly greater than issuers of higher‑rated debt obligations because such debt obligations are generally unsecured and are often subordinated to other creditors.  The Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund may have difficulty disposing of certain non‑investment grade debt obligations because there may be a thin trading market for such debt obligations.  To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher‑rated debt obligations.  Periods of economic uncertainty generally result in increased volatility in the market prices of these debt obligations and will also increase the volatility of the Ultra Short Bond, Core Plus Bond, Short‑Term Municipal Bond and Core Intermediate Municipal Bond Fund’s net asset values.

Mortgage‑ and Asset‑Backed Debt Obligations Risks – applies to all Funds except the Municipal Funds
Mortgage‑ and asset‑backed debt obligations are more sensitive to interest rate risk than other types of debt obligations.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these debt obligations.  When interest rates fall, mortgage‑ and asset‑backed debt obligations may be subject to prepayment risk, which is the risk that the borrower will prepay some or the entire principal owed to the investor.  Prepayment risk is the risk that the borrower will prepay some or the entire principal owed to the investor.  If that happens, a Fund may have to replace the debt obligation by investing the proceeds in a debt obligation with a lower yield.  This could reduce the share price and income distributions of the Ultra Short Bond, Short‑Term Bond, Intermediate Bond, Aggregate Bond and Core Plus Bond Funds, which invest in mortgage‑ and asset‑backed debt obligations.  When interest rates rise, certain types of mortgage‑ and asset‑backed debt obligations are subject to extension risk.  Mortgage‑ and asset‑backed debt obligations can also be subject to the risk of default on the underlying residential or commercial mortgage(s) or other assets.  Weakening real estate markets may cause default rates to rise, which would result in a decline in the value of mortgage‑backed debt obligations.

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Municipal Obligations Risks —applies to the Municipal Funds
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors.  The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates.  Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues.  There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax‑exempt interest.

Each Municipal Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects.  As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on each Municipal Fund’s share price.

The repayment of principal and interest on some of the municipal obligations in which the Municipal Funds may invest may be guaranteed or insured by a monoline insurance company.  The monoline guarantee or insurance will generally enhance the credit rating and lower the interest rate payable on the obligation.  Certain monoline insurers have suffered losses from insuring structured products and other obligations backed by residential mortgages.  If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the obligation may deteriorate.

Municipal Housing Bonds Risks – applies to the Municipal Funds
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions within the applicable state or municipality.  Certain factors, including changes in national and state policies relating to payments such as unemployment insurance and welfare, and adverse economic developments, particularly those affecting less skilled and low income workers, may affect the mortgagor’s ability to maintain payments under the underlying mortgages.  Mortgages may also be partially or completely prepaid prior to their final stated maturities.

Municipal Lease Obligations Risks – applies to the Municipal Funds
The Municipal Funds may purchase participation interests in municipal leases.  These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities.  Participation interests in municipal leases pose special risks because many leases and contracts contain “non‑appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.  Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of nonappropriation, and the Fund might not recover the full principal amount of the obligation.

Extension Risk – applies to all Funds except the Municipal Funds
Extension risk is the risk that debt obligations, including mortgage‑ and asset‑backed debt obligations, will be paid off more slowly than originally anticipated, increasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.  For example, rising interest rates could cause property owners to pay their mortgages more slowly than expected, resulting in slower payments of mortgage‑backed debt obligations.  This could lengthen the duration of the debt obligation, making its price more sensitive to interest rate changes.

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Government Obligations Risks – applies to all Funds except the Municipal Funds
The Funds may invest in debt obligations issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities.  However, no assurance can be given that the U.S. government will provide financial support to U.S. government‑sponsored agencies or instrumentalities where it is not specifically obligated to do so by law.  For instance, debt obligations issued by the Government National Mortgage Association (“Ginnie Mae”) are supported by the full faith and credit of the United States.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008‑2009 financial downturn.  Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.  A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due.  In March 2017, a temporary suspension of the statutory debt limit (which caps the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits) expired.  Congress has not yet acted to either extend the suspension or permanently raise the debt limit and, until it does, the U.S. government is implementing “extraordinary measures,” such as temporarily suspending payments to federal retirement funds.  Any controversy or ongoing uncertainty regarding the statutory debt limit negotiations may impact the U.S. long‑term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

Zero Coupon Bonds Risk — applies to the Municipal Funds
As interest on zero coupon bonds is not paid on a current basis, the values of the bonds are subject to greater fluctuations than are the value of bonds that distribute income regularly and may be more speculative than such bonds.  Accordingly, the values of zero coupon bonds may be highly volatile as interest rates rise or fall.  In addition, while zero coupon bonds generate income for tax purposes and for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

When‑Issued, Delayed Delivery and Forward Commitments Risks — applies to the Municipal Funds
When‑issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place.  Failure of the other party to consummate the trade may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.  If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell debt obligations it has committed to purchase before those debt obligations are delivered to the Fund on the settlement date.  In these cases, a Fund may realize capital gains or losses.

Tax Risks — applies to the Municipal Funds
Municipal obligations may decrease in value during times when federal income tax rates are falling.  Since interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal tax‑exempt status of, such interest income.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Municipal Funds’ ability to acquire and dispose of municipal obligations at desirable yield and price levels.  In addition, interest earned on certain municipal obligations may be a preference item subject to the federal alternative minimum tax (“AMT”).

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Investment in federally tax‑exempt securities poses additional risks.  In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a particular obligation is tax‑exempt, and accordingly, purchases of these obligations are based on the opinion of bond counsel to the issuers at the time of issuance.  The Municipal Funds and the Advisor rely on these opinions and will not review the basis for them.

Liquidity Risks
Liquidity risk is the risk that certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell.  The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Funds.  The liquidity of a particular debt obligation depends on the strength of demand for the debt obligation, which is generally related to the willingness of broker‑dealers to make a market for the debt obligation as well as the interest of other investors to buy the debt obligation.  During significant economic and market downturns and periods in which financial services firms are unable to commit capital to make a market in, or otherwise buy, certain debt obligations, the Funds may experience challenges in selling such debt obligations at optimal prices.

Foreign Securities Risks – applies to all Funds except the Municipal Funds
Foreign investments, even those that are U.S. dollar‑denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards and less regulated securities markets.  Such securities may also be subject to greater fluctuations in price than securities of domestic corporations.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investments in those countries.

Valuation Risks
The securities held by the Funds are generally priced using prices provided by primary or alternative pricing services or, in some cases, using prices provided by dealers or the valuation committee of the Advisor using fair valuation methodologies.  Pricing service prices for debt obligations are based on various market inputs such as benchmark yields, reported trades, broker‑dealer quotes, issuer spreads, two‑sided markets, comparable securities, bids, offers and reference data, as well as market indicators, and material issuer, industry and economic events.  For mortgage‑ and asset‑backed securities, the pricing service also reviews collateral performance data.  The prices provided by the primary pricing service, alternative pricing services or dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services, or the fair values determined by the valuation committee, may be subject to frequent and significant change, and will vary depending on the information that is available.

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Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market.  Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Recent Market Events
The Federal Reserve began raising its policy rate, the overnight Federal Funds rate, in late 2015.  There is uncertainty regarding how quickly the Federal Reserve will raise the Federal Funds rate and how the financial markets will react.  Additionally, at this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House are from the same political party. In recent years, however, both the new President and senior members of the House of Representatives have advocated for significant reduction of financial services regulation, which include amendments to the Dodd-Frank Act, as well as tax reformation.  The new administration and Congress also may cause broader economic changes due to changes in governing ideology and governing style.  There is uncertainty regarding how the financial markets will react to any changes, and there is the potential that these changes could negatively affect financial asset prices and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities.  As a result, the risk environment remains elevated.  The Advisor will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that it will be successful in doing so.

The Funds cannot guarantee that they will achieve their respective investment objectives.

Portfolio Holdings Disclosure Policy

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Company’s website at www.bairdfunds.com.

Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of the Funds set forth in this Prospectus or the Funds’ SAI states a maximum (or minimum) percentage of the Funds’ assets that may be invested in any type of security or asset class, the percentage is determined immediately after a Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in a Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Funds may exceed such percentage limitations from time to time.

Who May Want to Invest in the Funds

The Funds may be appropriate for investors who:

•	Want to earn income on investments generally considered more stable than stocks;
•	Are looking for a fixed‑income component to their portfolio;
•	Are willing to assume the risk of investing in fixed‑income debt obligations;

The Funds, other than the Ultra Short Bond Fund, may be appropriate for investors who:

•	Wish to invest for the long‑term; and
•	Have long‑term goals such as planning for retirement.

The Municipal Funds may be appropriate for investors who are looking for income that is exempt from federal income tax.  The Municipal Funds are not appropriate investments for tax‑deferred retirement accounts, such as 401(k) plans and individual retirement accounts (“IRAs”), because their returns before taxes are generally lower than those of taxable funds.

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Before investing in a Fund, you should carefully consider:

•	Your investment goals;
•	The amount of time you are willing to leave your money invested; and
•	The amount of risk you are willing to take.

Management of the Funds

The Advisor

Robert W. Baird & Co. Incorporated, subject to the general supervision of the Company’s Board of Directors (the “Board”), serves as the Company’s investment advisor and administers the Company’s business affairs.  The Advisor is responsible for the day‑to‑day management of the Funds in accordance with each Fund’s respective investment objective and policies.  This includes making investment decisions, and buying and selling securities.  Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services the Advisor receives an annual fee of 0.25% of each Fund’s average daily net assets.  The advisory fee is accrued daily and paid monthly.  For the fiscal year ended December 31, 2016, the Advisor was paid an annual rate of 0.25% of the average daily net assets of each Fund other than the Ultra Short Bond Fund.

The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Ultra Short Bond Fund until April 30, 2018.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board.  As a result of the contractual waiver, for the fiscal year ended December 31, 2016, the Advisor was paid 0.10% of the Ultra Short Bond Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Funds is available in the Funds’ 2016 annual report.

Under a separate Administration Agreement with the Advisor, each Fund pays the Advisor a fee at an annual rate of 0.05% of its average daily net assets to serve as administrator.  As administrator, the Advisor assumes and pays all expenses of each Fund, excluding management fees, borrowing costs, commissions and other costs directly related to portfolio securities transactions and extraordinary or non‑recurring expenses.  In this way, the Advisor is able to control or limit the Funds’ operating expenses.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.  The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans.  As of December 31, 2016, the Advisor had approximately $77 billion in assets under discretionary management.

The Investment Management Team

Mary Ellen Stanek, Gary A. Elfe, Charles B. Groeschell, Warren D. Pierson, Daniel A. Tranchita, and M. Sharon deGuzman are the members of the Advisor’s investment management team who manage the Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund, Quality Intermediate Municipal Bond Fund, and Core Plus Bond Fund’s investments.  Duane A. McAllister, Erik R. Schleicher and Joseph J. Czechowicz are the members of the Advisor’s investment management team who manage the Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund’s investments.  All team members are equally responsible for the day‑to‑day management of the Funds and work together to develop investment strategies and select securities for the Funds.  The investment management team is supported by a staff of research analysts, traders and other investment professionals.

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The Funds’ SAI provides additional information about the members of the investment management team, including other accounts they manage, their ownership of Fund shares and their compensation.

Mary Ellen Stanek, CFA
Ms. Stanek is a Managing Director and Chief Investment Officer of the Advisor.  She also serves as Chief Investment Officer of Baird Advisors, a department of the Advisor.  Ms. Stanek oversees the entire investment management team.  She has over 38 years of investment experience managing various types of fixed income portfolios.  Ms. Stanek joined Baird Advisors in March 2000.  Prior to joining Baird Advisors, Ms. Stanek was employed by Firstar Investment Research & Management Company, LLC (“FIRMCO”) where she served as President and CEO from November 1998 to February 2000, and Chief Operating Officer and President from March 1994 to November 1998.  Ms. Stanek also served as President of Firstar Funds, Inc. from December 1998 to March 2000.  Ms. Stanek obtained her undergraduate degree from Marquette University and M.B.A. from the University of Wisconsin‑Milwaukee.  She earned the Chartered Financial Analyst designation in 1983.  Ms. Stanek is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Gary A. Elfe, CFA
Mr. Elfe is a Managing Director and Senior Portfolio Manager of the Advisor.  As a member of the investment management team, Mr. Elfe serves as Director of Fixed Income Research and Trading.  He has over 38 years of investment experience managing various types of fixed income portfolios.  Mr. Elfe joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Elfe was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he was Director of Fixed Income Research & Trading.  Mr. Elfe obtained his undergraduate degree and M.B.A. from the University of Wisconsin‑Milwaukee.  He earned the Chartered Financial Analyst designation in 1982.  Mr. Elfe is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Charles B. Groeschell
Mr. Groeschell is a Managing Director and Senior Portfolio Manager of the Advisor.  He has over 36 years of investment experience managing various types of fixed income portfolios.  Mr. Groeschell joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Groeschell was a Senior Vice President and Senior Portfolio Manager with FIRMCO, where he played a lead role in the overall management of major fixed income client relationships.  Mr. Groeschell received his B.A. from Texas Christian University and his M.B.A. from the University of Wisconsin‑Milwaukee.

Warren D. Pierson, CFA
Mr. Pierson is a Managing Director and Senior Portfolio Manager of the Advisor.  He has over 31 years of investment experience managing taxable and tax‑exempt fixed income portfolios.  Mr. Pierson joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Pierson was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from May 1993 to June 1997.  Mr. Pierson managed municipal bond portfolios and intermediate taxable bond portfolios while at FIRMCO.  Mr. Pierson received his undergraduate degree from Lawrence University.  He earned the Chartered Financial Analyst designation in 1990.  Mr. Pierson is a member of the CFA Institute and is a member and past President of the Milwaukee Investment Analysts Society.

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Daniel A. Tranchita, CFA
Mr. Tranchita is a Managing Director and Senior Portfolio Manager of the Advisor.  He has over 28 years of investment experience managing taxable and tax‑exempt fixed income portfolios.  Mr. Tranchita joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Mr. Tranchita was employed by FIRMCO where he served as a Senior Vice President and Senior Portfolio Manager from February 1999 to February 2000, Vice President and Senior Portfolio Manager from June 1997 to February 1999, and Vice President and Portfolio Manager from June 1993 to June 1997.  Mr. Tranchita performed quantitative fixed income analysis and portfolio management while at FIRMCO.  Mr. Tranchita received his undergraduate degree and M.B.A. from Marquette University.  He earned the Chartered Financial Analyst designation in 1993.  Mr. Tranchita is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

M. Sharon deGuzman
Ms. deGuzman is a Senior Vice President and Senior Portfolio Manager of the Advisor.  She has over 26 years of investment experience managing taxable and tax‑exempt fixed income portfolios. Ms. deGuzman joined Baird Advisors in February 2000.  Prior to joining Baird Advisors, Ms. deGuzman was employed by FIRMCO where she served as an Assistant Vice President and Portfolio Manager from November 1998 to February 2000, a Portfolio Manager from November 1996 to November 1998, and a Fixed Income Analyst from November 1995 to November 1996.  Ms. deGuzman performed quantitative fixed income analysis and portfolio management while at FIRMCO.  She received her undergraduate degree from Eastern Illinois University.  She is a member of the CFA Institute and the Milwaukee Investment Analysts Society.

Duane A. McAllister, CFA
Mr. McAllister is a Managing Director and Senior Portfolio Manager of the Advisor.  He has over 30 years of investment experience managing fixed income portfolios, with a primary focus on the municipal market.  Mr. McAllister joined Baird Advisors in May 2015.  Prior to joining Baird Advisors, Mr. McAllister was a Managing Director and Senior Portfolio Manager at BMO Asset Management Corp. and its predecessor firm (July 2007 to May 2015) where he was the lead portfolio manager for tax‑free fixed income strategies.  His responsibilities include setting and implementing investment strategy with a major portion of his time allocated to municipal portfolio management and credit research.  Mr. McAllister received his undergraduate degree from Northern Illinois University and was awarded the Chartered Financial Analyst designation in 1991.

Erik R. Schleicher
Mr. Schleicher is a Vice President and Portfolio Manager of the Advisor.  Mr. Schleicher has over 12 years of investment experience.  Mr. Schleicher joined Baird Advisors in May 2015.  Prior to joining Baird Advisors, Mr. Schleicher was a portfolio manager with BMO Asset Management Corp. and its predecessor firm (June 2008 to May 2015) where he was responsible for managing tax‑free fixed income strategies and credit research.  His responsibilities include setting and implementing investment strategy with a major portion of his time allocated to municipal portfolio management and credit research.  Mr. Schleicher received his undergraduate degree from the University of Wisconsin‑Oshkosh and his MBA from the University of Wisconsin‑Milwaukee.

Joseph J. Czechowicz
Mr. Czechowicz is a Vice President and Portfolio Manager of the Advisor.  Mr. Czechowicz has over 10 years of investment experience.  Mr. Czechowicz joined Baird Advisors in May 2015.  Prior to joining Baird Advisors, Mr. Czechowicz held positions including analyst intern (May 2010 to May 2011) and analyst and portfolio manager (May 2011 to May 2015) with BMO Asset Management Corp. and its predecessor firm, where he was responsible for managing tax-free fixed income strategies and credit research.  His responsibilities include setting and implementing investment strategy with a major portion of his time allocated to municipal portfolio management and credit research.  Mr. Czechowicz received his undergraduate degree from the University of Wisconsin‑Parkside and his MBA with a concentration in Applied Security Analysis from the University of Wisconsin-Madison.

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Historical Performance Information for Short‑Term Municipal Bond Composite

The following table sets forth the historical composite performance data for all advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the Short‑Term Municipal Bond Fund (the “Short‑Term Municipal Bond Composite”).  The Short‑Term Municipal Bond Composite accounts were managed by Duane A. McAllister and Erik R. Schleicher, two of the members of the portfolio management team of the Short‑Term Municipal Bond Fund, while Mr. McAllister and Mr. Schleicher were employed by the Advisor (May 2015 to present) and BMO Asset Management Corp. (“BMO”) and its predecessor firm (July 2007 to May 2015 and June 2008 to May 2015, respectively).  The Short‑Term Municipal Bond Composite includes all discretionary fee‑paying accounts that are fully invested in the short‑term municipal bond investment strategy including an account of a registered investment company no longer managed by the portfolio managers.

PERFORMANCE OF THE SHORT‑TERM MUNICIPAL BOND COMPOSITE IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE SHORT-TERM MUNICIPAL BOND FUND OR THE ADVISOR.

Although the accounts included in the Short-Term Municipal Bond Composite are subject to expenses that are equal to or greater than the estimated total expenses for Institutional Class shares of the Short‑Term Municipal Bond Fund, Composite expenses are lower than the estimated total expenses for Investor Class shares.  Accordingly, if the expenses of the Short‑Term Municipal Bond Fund’s Investor Class had been deducted, the returns would be lower than those shown below.  All returns presented were calculated on a total return basis and include all dividend and interest, accrued income, and realized and unrealized gains and losses and are net of all fees and expenses, including transaction costs.  Securities transactions are accounted for on the trade date and accrual accounting is utilized.  Cash and cash equivalents are included in performance returns.  The performance presented for the period November 29, 2012 through May 17, 2015 represents the performance of a class of a registered investment company portfolio managed by Mr. McAllister and Mr. Schleicher while employed by another advisory firm and is calculated in accordance with the SEC’s standardized average annual total return methodology.  The performance presented for the period May 18, 2015 through August 30, 2015 represents the performance of a separate account managed by the Short-Term Municipal Bond Fund’s portfolio management team while employed by the Advisor and is calculated on a time-weighted and asset-weighted basis.  The performance of the separate account is not calculated in accordance with the SEC’s standardized average annual total return methodology, which is neither time weighted nor asset weighted.  In addition, the separate account is not subject to all of the diversification requirements, tax restrictions or investment limitations imposed on the Short‑Term Municipal Bond Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Internal Revenue Code of 1986, as amended.  Consequently, the performance results of the Short‑Term Municipal Bond Composite could have been adversely affected if all of the accounts had been regulated under the federal securities and tax laws.

The investment results of the Short‑Term Municipal Bond Composite are unaudited and are not intended to predict or suggest the future returns of the Short‑Term Municipal Bond Fund.

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Short‑Term Municipal Bond Accounts
Managed by the Fund’s Portfolio Management Team

Periods ended 12/31/ 16	Short-Term Municipal Bond Composite(1)	Bloomberg Barclays Short (1‑5 Year) Municipal Index(2)

3 Year	2.05%	0.86%
1 Year	0.71%	0.07%
Since Inception(1)	1.98%	0.87%

(1)
The Short‑Term Municipal Bond Composite began on November 29, 2012.  The Short‑Term Municipal Bond Composite represents the performance of the institutional class of a portfolio of a registered investment company that Duane A. McAllister and Erik R. Schleicher solely managed while they were at BMO through May 2015, a short-term municipal bond separate account they managed along with Joseph J. Czechowicz at the Advisor from May 2015 to August 30, 2015, and the Institutional Class of the Short-Term Municipal Bond Fund from August 31, 2015 to December 31, 2016, without a break in performance.  The institutional class of the registered investment company portfolio was subject to a net expense ratio of 0.40%, the separate account was subject to net expenses of 0.30%, and the Institutional Class of the Short-Term Municipal Bond Fund is subject to a net expense ratio of 0.30%.  For the periods for which performance is provided, the respective portfolio managers had sole responsibility for managing the BMO registered investment company portfolio and, along with Mr. Czechowicz, had sole responsibility for managing the separate account and currently share responsibility for managing the Short‑Term Municipal Bond Fund.  Mr. Czechowicz, the third member of the portfolio management team of the Short-Term Municipal Bond Fund, has been employed by the Advisor (May 2015 to present) and was previously employed at BMO and its predecessor firm (May 2007 to August 2009 and June 2010 to May 2015) and supported Mr. McAllister and Mr. Schleicher on the short-term municipal bond strategy, including the registered investment company portfolio included in the Composite.

(2)	The Bloomberg Barclays Short (1-5 Year) Municipal Index includes investment-grade tax-exempt bonds that are issued by state and local governments and have maturities of 1 to 5 years.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five fiscal years or since inception.  Certain information reflects financial results for a single Fund share.  The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all distributions).  This information has been audited by Grant Thornton LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.

	Baird Ultra Short Bond Fund –Institutional Class
	Year Ended December 31,
	2016	2015	2014
Per Share Data:
Net asset value, beginning of year	$9.98	$10.03	$10.00
Income from investment operations:
Net investment income	0.11(1)	0.08(1)	0.09
Net realized and unrealized gains (losses) on investments	0.04	(0.05)	0.03(2)
Total from investment operations	0.15	0.03	0.12
Less distributions:
Distributions from net investment income	(0.10)	(0.08)	(0.09)
Total distributions	(0.10)	(0.08)	(0.09)
Net asset value, end of year	$10.03	$9.98	$10.03
Total return	1.56%	0.30%	1.21%
Supplemental data and ratios:
Net assets, end of year (millions)	$387.3	$189.3	$84.5
Ratio of expenses to average net assets	0.15%	0.15%	0.15%
Ratio of expenses to average net assets (before waivers)	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.05%	0.78%	0.93%
Ratio of net investment income to average net assets (before waivers)	0.90%	0.63%	0.78%
Portfolio turnover rate(3)	96.9%	65.5%	57.6%

(1)	Calculated using average shares outstanding during the year.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Ultra Short Bond Fund –Investor Class
	Year Ended December 31,
	2016	2015	2014
Per Share Data:
Net asset value, beginning of year	$9.98	$10.02	$10.00
Income from investment operations:
Net investment income	0.08(1)	0.05(1)	0.07
Net realized and unrealized gains (losses) on investments	0.05	(0.03)	0.02(2)
Total from investment operations	0.13	0.02	0.09
Less distributions:
Distributions from net investment income	(0.08)	(0.06)	(0.07)
Total distributions	(0.08)	(0.06)	(0.07)
Net asset value, end of year	$10.03	$9.98	$10.02
Total return	1.32%	0.16%	0.88%
Supplemental data and ratios:
Net assets, end of year (millions)	$5.2	$1.2	$0.9
Ratio of expenses to average net assets	0.40%	0.40%	0.40%
Ratio of expenses to average net assets (before waivers)	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.80%	0.53%	0.68%
Ratio of net investment income to average net assets (before waivers)	0.65%	0.38%	0.53%
Portfolio turnover rate(3)	96.9%	65.5%	57.6%

(1)	Calculated using average shares outstanding during the year.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Short-Term Bond Fund –Institutional Class
	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$9.60	$9.67	$9.69	$9.75	$9.59
Income from investment operations:
Net investment income	0.15(1)	0.13(1)	0.16	0.17(1)	0.22
Net realized and unrealized gains (losses) on investments	0.06	(0.05)	(0.01)	(0.04)	0.17
Total from investment operations	0.21	0.08	0.15	0.13	0.39
Less distributions:
Distributions from net investment income	(0.15)	(0.15)	(0.16)	(0.17)	(0.22)
Distributions from net realized gains	(0.00)(2)	(0.00)(2)	(0.01)	(0.02)	(0.01)
Total distributions	(0.15)	(0.15)	(0.17)	(0.19)	(0.23)
Net asset value, end of year	$9.66	$9.60	$9.67	$9.69	$9.75
Total return	2.25%	0.89%	1.49%	1.33%	4.16%
Supplemental data and ratios:
Net assets, end of year (millions)	$3,769.3	$2,976.0	$2,640.9	$1,985.0	$1,295.7
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.57%	1.30%	1.56%	1.71%	2.23%
Portfolio turnover rate(3)	44.0%	37.8%	51.2%	45.1%	40.1%

(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Short-Term Bond Fund – Investor Class
	Year Ended December 31				September 19, 2012^ through December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$9.60	$9.67	$9.69	$9.75	$9.77
Income from investment operations:
Net investment income	0.13(1)	0.10(1)	0.14	0.15(1)	0.06
Net realized and unrealized gains (losses) on investments	0.06	(0.04)	(0.02)	(0.04)	0.00(2)
Total from investment operations	0.19	0.06	0.12	0.11	0.06
Less distributions:
Distributions from net investment income	(0.13)	(0.13)	(0.13)	(0.15)	(0.07)
Distributions from net realized gains	(0.00)(2)	(0.00)(2)	(0.01)	(0.02)	(0.01)
Total distributions	(0.13)	(0.13)	(0.14)	(0.17)	(0.08)
Net asset value, end of period	$9.66	$9.60	$9.67	$9.69	$9.75
Total return	2.00%	0.64%	1.25%	1.11%	0.68%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$104.9	$40.6	$35.8	$2.5	$1.5
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%(4)
Ratio of net investment income to average net assets	1.32%	1.05%	1.31%	1.46%	1.98%(4)
Portfolio turnover rate(5)	44.0%	37.8%	51.2%	45.1%	40.1%(3)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Intermediate Bond Fund – Institutional Class
	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$10.93	$11.10	$11.00	$11.31	$11.06
Income from investment operations:
Net investment income	0.25(1)	0.24(1)	0.26(1)	0.27	0.33(1)
Net realized and unrealized gains (losses) on investments	0.06	(0.13)	0.13	(0.29)	0.38
Total from investment operations	0.31	0.11	0.39	(0.02)	0.71
Less distributions:
Distributions from net investment income	(0.25)	(0.25)	(0.27)	(0.27)	(0.33)
Distributions from net realized gains	(0.02)	(0.03)	(0.02)	(0.02)	(0.13)
Total distributions	(0.27)	(0.28)	(0.29)	(0.29)	(0.46)
Net asset value, end of year	$10.97	$10.93	$11.10	$11.00	$11.31
Total return	2.83%	0.99%	3.50%	(0.17)%	6.52%
Supplemental data and ratios:
Net assets, end of year (millions)	$2,209.1	$1,787.0	$1,468.2	$1,113.7	$867.5
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.21%	2.14%	2.37%	2.45%	2.95%
Portfolio turnover rate(2)	30.1%	39.0%	29.2%	45.1%	45.1%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Intermediate Bond Fund – Investor Class
	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$11.39	$11.56	$11.43	$11.74	$11.47
Income from investment operations:
Net investment income	0.23(1)	0.22(1)	0.25(1)	0.25	0.32(1)
Net realized and unrealized gains (losses) on investments	0.06	(0.14)	0.14	(0.29)	0.39
Total from investment operations	0.29	0.08	0.39	(0.04)	0.71
Less distributions:
Distributions from net investment income	(0.22)	(0.22)	(0.24)	(0.25)	(0.31)
Distributions from net realized gains	(0.02)	(0.03)	(0.02)	(0.02)	(0.13)
Total distributions	(0.24)	(0.25)	(0.26)	(0.27)	(0.44)
Net asset value, end of year	$11.44	$11.39	$11.56	$11.43	$11.74
Total return	2.55%	0.79%	3.29%	(0.41)%	6.20%
Supplemental data and ratios:
Net assets, end of year (millions)	$98.1	$103.4	$115.6	$42.1	$26.7
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.96%	1.89%	2.12%	2.20%	2.70%
Portfolio turnover rate(2)	30.1%	39.0%	29.2%	45.1%	45.1%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Aggregate Bond Fund – Institutional Class
	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$10.61	$10.81	$10.41	$10.89	$10.65
Income from investment operations:
Net investment income	0.25(1)	0.24(1)	0.30(2)	0.32(1)	0.38(1)
Net realized and unrealized gains (losses) on investments	0.12	(0.18)	0.41	(0.45)	0.45
Total from investment operations	0.37	0.06	0.71	(0.13)	0.83
Less distributions:
Distributions from net investment income	(0.26)	(0.26)	(0.31)	(0.35)	(0.43)
Distributions from net realized gains	(0.02)	–	–	–	(0.16)
Total distributions	(0.28)	(0.26)	(0.31)	(0.35)	(0.59)
Net asset value, end of year	$10.70	$10.61	$10.81	$10.41	$10.89
Total return	3.52%	0.55%	6.89%	(1.25)%	7.92%
Supplemental data and ratios:
Net assets, end of year (millions)	$9,769.9	$6,318.4	$3,448.6	$1,665.0	$1,495.4
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.25%	2.24%	2.81%	3.01%	3.51%
Portfolio turnover rate(3)	35.7%	39.6%	32.1%	28.4%	64.4%

(1)	Calculated using average shares outstanding during the year.
(2)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Aggregate Bond Fund – Investor Class
	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$10.94	$11.15	$10.72	$11.21	$10.94
Income from investment operations:
Net investment income	0.23(1)	0.22(1)	0.28(2)	0.29(1)	0.37(1)
Net realized and unrealized gains (losses) on investments	0.14	(0.20)	0.43	(0.46)	0.46
Total from investment operations	0.37	0.02	0.71	(0.17)	0.83
Less distributions:
Distributions from net investment income	(0.24)	(0.23)	(0.28)	(0.32)	(0.40)
Distributions from net realized gains	(0.02)	–	–	–	(0.16)
Total distributions	(0.26)	(0.23)	(0.28)	(0.32)	(0.56)
Net asset value, end of year	$11.05	$10.94	$11.15	$10.72	$11.21
Total return	3.34%	0.21%	6.71%	(1.54)%	7.72%
Supplemental data and ratios:
Net assets, end of year (millions)	$809.1	$429.6	$241.7	$141.9	$49.4
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.00%	1.99%	2.56%	2.76%	3.26%
Portfolio turnover rate(3)	35.7%	39.6%	32.1%	28.4%	64.4%

(1)	Calculated using average shares outstanding during the year.
(2)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Core Plus Bond Fund – Institutional Class
	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$10.85	$11.14	$10.77	$11.27	$10.82
Income from investment operations:
Net investment income	0.29(1)	0.28(1)	0.32(2)	0.31(2)	0.35(1)
Net realized and unrealized gains (losses) on investments	0.22	(0.26)	0.38	(0.46)	0.50
Total from investment operations	0.51	0.02	0.70	(0.15)	0.85
Less distributions:
Distributions from net investment income	(0.31)	(0.31)	(0.33)	(0.34)	(0.38)
Distributions from net realized gains	(0.02)	–	–	(0.01)	(0.02)
Total distributions	(0.33)	(0.31)	(0.33)	(0.35)	(0.40)
Net asset value, end of year	$11.03	$10.85	$11.14	$10.77	$11.27
Total return	4.73%	0.14%	6.59%	(1.32)%	7.95%
Supplemental data and ratios:
Net assets, end of year (millions)	$10,023.6	$7,199.8	$4,520.9	$1,789.7	$1,573.4
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.61%	2.50%	2.89%	2.83%	3.12%
Portfolio turnover rate(3)	33.2%	34.2%	35.0%	35.5%	36.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Core Plus Bond Fund – Investor Class
	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$11.26	$11.55	$11.16	$11.67	$11.18
Income from investment operations:
Net investment income	0.27(1)	0.26(1)	0.29(2)	0.29(2)	0.33(1)
Net realized and unrealized gains (losses) on investments	0.23	(0.27)	0.40	(0.48)	0.53
Total from investment operations	0.50	(0.01)	0.69	(0.19)	0.86
Less distributions:
Distributions from net investment income	(0.28)	(0.28)	(0.30)	(0.31)	(0.35)
Distributions from net realized gains	(0.02)	–	–	(0.01)	(0.02)
Total distributions	(0.30)	(0.28)	(0.30)	(0.32)	(0.37)
Net asset value, end of year	$11.46	$11.26	$11.55	$11.16	$11.67
Total return	4.47%	(0.11)%	6.27%	(1.61)%	7.80%
Supplemental data and ratios:
Net assets, end of year (millions)	$2,881.8	$2,183.5	$2,195.7	$1,044.1	$1,036.0
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.36%	2.25%	2.64%	2.58%	2.87%
Portfolio turnover rate(3)	33.2%	34.2%	35.0%	35.5%	36.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Net investment income per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Short-Term Municipal Bond Fund –Institutional Class
	Year Ended December 31 ,	Period Ended December 31,
	2016	2015^
Per Share Data:
Net asset value, beginning of period	$10.04	$10.00
Income from investment operations:
Net investment income	0.15(1)	0.05(1)
Net realized and unrealized gains (losses) on investments	(0.08)	0.04
Total from investment operations	0.07	0.09
Less distributions:
Distributions from net investment income	(0.14)	(0.04)
Distributions from net realized gains	(0.00)(2)	(0.01)
Total distributions	(0.14)	(0.05)
Net asset value, end of period	$9.97	$10.04
Total return	0.71%	0.94%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$52.4	$12.3
Ratio of expenses to average net assets	0.30%	0.30%(4)
Ratio of net investment income to average net assets	1.44%	1.42%(4)
Portfolio turnover rate(5)	38.3%	41.4%(3)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Short-Term Municipal Bond Fund –Investor Class
	Year Ended December 31,	Period Ended December 31,
	2016	2015^
Per Share Data:
Net asset value, beginning of period	$10.04	$10.00
Income from investment operations:
Net investment income	0.12(1)	0.04(1)
Net realized and unrealized gains (losses) on investments	(0.08)	0.05
Total from investment operations	0.04	0.09
Less distributions:
Distributions from net investment income	(0.12)	(0.04)
Distributions from net realized gains	(0.00)(2)	(0.01)
Total distributions	(0.12)	(0.05)
Net asset value, end of period	$9.96	$10.04
Total return	0.40%	0.86%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$6.3	$0.1
Ratio of expenses to average net assets	0.55%	0.55%(4)
Ratio of net investment income to average net assets	1.19%	1.17%(4)
Portfolio turnover rate(5)	38.3%	41.4%(3)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the year.
(2)	Amount is less than $0.005.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Quality Intermediate Municipal Bond Fund – Institutional Class
	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$11.74	$11.77	$11.55	$12.01	$11.94
Income from investment operations:
Net investment income	0.26(1)	0.28(1)	0.30	0.32(1)	0.30
Net realized and unrealized gains (losses) on investments	(0.31)	(0.03)	0.22	(0.46)	0.07
Total from investment operations	(0.05)	0.25	0.52	(0.14)	0.37
Less distributions:
Distributions from net investment income	(0.26)	(0.28)	(0.30)	(0.32)	(0.30)
Total distributions	(0.26)	(0.28)	(0.30)	(0.32)	(0.30)
Net asset value, end of year	$11.43	$11.74	$11.77	$11.55	$12.01
Total return	(0.46)%	2.19%	4.54%	(1.19)%	3.12%
Supplemental data and ratios:
Net assets, end of year (millions)	$936.2	$988.4	$918.9	$801.4	$963.1
Ratio of expenses to average net assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.19%	2.42%	2.56%	2.65%	2.48%
Portfolio turnover rate(2)	22.0%	9.3%	4.7%	9.0%	5.1%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Quality Intermediate Municipal Bond Fund – Investor Class
	Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$12.00	$12.03	$11.80	$12.26	$12.18
Income from investment operations:
Net investment income	0.23(1)	0.26(1)	0.28	0.29(1)	0.27
Net realized and unrealized gains (losses) on investments	(0.31)	(0.04)	0.22	(0.46)	0.08
Total from investment operations	(0.08)	0.22	0.50	(0.17)	0.35
Less distributions:
Distributions from net investment income	(0.23)	(0.25)	(0.27)	(0.29)	(0.27)
Total distributions	(0.23)	(0.25)	(0.27)	(0.29)	(0.27)
Net asset value, end of year	$11.69	$12.00	$12.03	$11.80	$12.26
Total return	(0.70)%	1.89%	4.27%	(1.42)%	2.88%
Supplemental data and ratios:
Net assets, end of year (millions)	$136.1	$160.3	$186.7	$205.6	$258.5
Ratio of expenses to average net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.94%	2.17%	2.31%	2.40%	2.23%
Portfolio turnover rate(2)	22.0%	9.3%	4.7%	9.0%	5.1%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Core Intermediate Municipal Bond Fund –Institutional Class
	Year Ended December 31,	Period Ended December 31,
	2016	2015^
Per Share Data:
Net asset value, beginning of period	$10.13	$10.00
Income from investment operations:
Net investment income	0.18(1)	0.06(1)
Net realized and unrealized gains (losses) on investments	(0.05)	0.14
Total from investment operations	0.13	0.20
Less distributions:
Distributions from net investment income	(0.18)	(0.06)
Distributions from net realized gains	(0.07)	(0.01)
Total distributions	(0.25)	(0.07)
Net asset value, end of period	$10.01	$10.13
Total return	1.14%	1.98%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$96.3	$50.8
Ratio of expenses to average net assets	0.30%	0.30%(3)
Ratio of net investment income to average net assets	1.79%	1.75%(3)
Portfolio turnover rate(4)	94.8%	108.3%(2)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird Core Intermediate Municipal Bond Fund –Investor Class
	Year Ended December 31,	Period Ended December 31,
	2016	2015^
Per Share Data:
Net asset value, beginning of period	$10.13	$10.00
Income from investment operations:
Net investment income	0.16(1)	0.05(1)
Net realized and unrealized gains (losses) on investments	(0.06)	0.14
Total from investment operations	0.10	0.19
Less distributions:
Distributions from net investment income	(0.16)	(0.05)
Distributions from net realized gains	(0.07)	(0.01)
Total distributions	(0.23)	(0.06)
Net asset value, end of period	$10.00	$10.13
Total return	0.91%	1.91%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$1.4	$0.2
Ratio of expenses to average net assets	0.55%	0.55%(3)
Ratio of net investment income to average net assets	1.54%	1.50%(3)
Portfolio turnover rate(4)	94.8%	108.3%(2)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) for shares of the Funds and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Rule 12b‑1 Plan
The Funds have adopted a distribution and shareholder service plan pursuant to Rule 12b‑1 under the 1940 Act (the “Rule 12b‑1 Plan”).  Under the Rule 12b‑1 Plan, Investor Class shares pay the Distributor a fee at an annual rate of 0.25% of their average daily net asset value.  The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares.  Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising.  Because 12b‑1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Referral Program
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Funds.  Compensation paid to participants in this program for sales of Institutional Class shares of the Funds may be more or less than compensation they receive for sales of shares of other investment companies.  These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Funds over another investment.  The Distributor will pay compensation under the referral program out of its own resources.  Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Funds.  Please see “Fees and Expenses of the Funds” for information about the Funds’ fees and expenses .

Fund Purchases Through a Financial Intermediary
Financial intermediaries, such as banks, fiduciaries, custodians, investment advisers, and broker-dealers, may hold shares of the Funds for their clients through omnibus or networked accounts.  The Distributor, on behalf of the Funds, may retain financial intermediaries, as agents, to provide sub-transfer agency, administrative or related shareholder services to their clients for the Funds.  The Distributor may pay the financial intermediary for performing such services.  All such payments are made from the Distributor’s own resources and will not increase costs to the Funds.  The Distributor may also retain financial intermediaries to provide sales, marketing support, or related services to their clients who beneficially own Fund shares.  From time to time, the Distributor may pay those financial intermediaries for the provision of those services.  Any such payments will be made from the Distributor’s own resources and will not increase costs to the Funds.  These payments, sometimes referred to as marketing support or revenue sharing payments, are in addition to or in lieu of any amounts payable to the financial intermediary under the Funds’ Rule 12b-1 Plan for the provision of distribution and shareholder services provided by financial intermediaries on behalf of Investor Class shares .

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The payments made to these financial intermediaries may vary based on a number of factors, including, the types of services provided and amount of their clients’ assets invested in the Funds, and, with respect to marketing support payments, the level of sales activity.  These payments may influence the financial intermediary to recommend the Funds, or a particular class of Fund shares, over another investment.

Description of Classes

Each Fund offers two classes of shares ‑ Investor Class and Institutional Class.  The classes differ with respect to their minimum investments.  In addition, expenses of the classes differ.  Investor Class shares impose a Rule 12b‑1 fee that is assessed against the assets of a Fund attributable to that class.  Accordingly, the performance information for the Investor Class shares would be lower than the performance information shown for the Institutional Class shares above under “Performance” in the “Summary Section” for each Fund.

The Distributor may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker‑dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Class shares.  Financial institutions will receive 12b‑1 fees from the Distributor based upon shares owned by their clients or customers.  The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price

Shares of each class in a Fund are sold at their net asset value (“NAV”).  Shares may be purchased or redeemed on days the New York Stock Exchange (the “NYSE”) is open.  The NYSE is closed most national holidays and Good Friday.

The NAV for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (normally 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open.  If the NYSE closes early, the Fund will calculate the NAV at the closing time on that day, or if an emergency exists as permitted by the SEC, NAV may be calculated at a different time.

The NAV for a class of shares is determined by adding the value of each Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

Each Fund’s investments are valued at market value when market quotations are readily available or otherwise at fair value in accordance with pricing and valuation policies and procedures approved by the Board of Directors.  The valuation committee of the Advisor is responsible for fair value determinations, subject to the ultimate supervision of the Board of Directors.  In general, the “fair value” of a security means the amount that a Fund might reasonably expect to receive for the security upon its current sale.  Pursuant to Accounting Standards Codification 820, “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

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Under the Funds’ pricing and valuation policies and procedures, debt securities are generally valued at their evaluated bid prices as provided by an independent pricing service, which uses valuation methods that are designed to approximate market or fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less may be valued at amortized cost or fair value if a market price is not available.  In some cases, prices may be provided by alternative pricing services or dealers.  Mutual fund shares are valued at their last calculated NAV.  If market quotes are not readily available for a security held by a Fund, the Advisor cannot obtain a price from a pricing service or a dealer, or if the Advisor believes the price provided by the pricing service does not represent “fair value” for the security, the security is valued at “fair value” by the Advisor.  In determining fair value, the Advisor applies valuation methods approved by the Board and takes into account all relevant factors and available information.  Consequently, the value of the security used by a Fund to calculate its NAV may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Trading in Foreign Securities
The securities markets on which the foreign securities owned by a Fund trade may be open on days when the Fund does not calculate its NAV and thus the value of the Fund may change on days when shareholders are not able to purchase or redeem shares of the Fund.  In computing the NAV of each Fund, a Fund will typically value any foreign securities held at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Certain foreign currency exchange rates may also be determined at the latest rate prior to the close of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board.

Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Minimum Investment Reductions – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor or the Funds and members of their families (including parents, grandparents, siblings, spouses, children and in‑laws of such employees, directors and officers).  It is also waived for clients of the Advisor who acquire shares of a Fund made available through a mutual fund asset allocation program offered by the Advisor.  Also, the minimum initial investment amount for Institutional Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases made through certain registered investment advisers and qualified third‑party platforms.

Minimum Investment Reductions – Investor and Institutional Class Shares
The investment minimums noted above are waived for investments in Investor and Institutional Class shares by 401(k) and other employer-sponsored retirement plans (excluding IRAs and other one person retirement plans).

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In-Kind Payments
Payment for shares of the Funds may, in the discretion of the Funds, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus.  For further information about this form of payment, contact the Funds (toll-free) at 1-866-44BAIRD.  In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.  You may realize a taxable gain or loss on the contributed securities at the time of the in-kind securities payment.

Timing of Requests
Shares may only be purchased on days when the NYSE is open for business.  Your price per share will be the NAV next computed after your request is received in good order by the Fund or its agents.  All requests received in good order before the close of regular trading on the NYSE (normally 3:00 p.m., Central Time) will be executed at the NAV computed on that day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
 ● The name of the Fund;
 ● The dollar amount of shares to be purchased;
 ● Purchase application or investment stub; and
 ● Check payable to Baird Funds or, if paying by wire, receipt of Federal Funds.

Receipt of Orders
The Funds may authorize one or more broker‑dealers to accept on their behalf purchase and redemption orders that are in good order.  In addition, these broker‑dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf.  Contracts with these agents require the agents to track the time that purchase and redemption orders are received.  Purchase and redemption orders must be received by the Funds or their authorized intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of each Fund, is required to comply with various anti‑money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Funds’ Anti‑Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted. If you require assistance when completing your application, please call (toll free) 1‑866‑44BAIRD.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.  The shareholder will be notified of a rejected purchase order or account closure within five business days.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.  If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

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The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

The Company has appointed an anti‑money laundering compliance officer to oversee the implementation of the Company’s Anti‑Money Laundering Program.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short‑term or excessive trading into and out of the Funds, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long‑term shareholders; and impacting Fund performance. The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short‑term or excessive trading or whose trading has been or may be disruptive to the Funds.  For these purposes, the Advisor may consider an investor’s trading history in the Funds or other Baird Funds.  The Funds, the Advisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Company monitors and enforces its market timing policy through:

•	Regular reports to the Board by the Funds’ Chief Compliance Officer regarding any instances of suspected market timing;

•	Monitoring of trade activity; and

•	Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Funds may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy.  The Funds may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

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While the Funds seek to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated.  For example, the Funds may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners.  More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Funds may not be able to determine whether the purchase or sale is connected with a market timing transaction.  In certain cases, the Company may rely on the market timing policies of financial intermediaries, even if those policies are different from the policy of the Company, when the Advisor believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds.  Additionally, there can be no assurance that the systems and procedures of the Fund, Advisor or Distributor will be able to monitor all trading activity in a manner that would detect market timing.  However, the Funds, the Advisor and the Distributor will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi‑annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call the Funds toll‑free at 1‑866‑44BAIRD to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Methods of Buying
	To Open an Account	To Add to an Account
By Telephone
You may not use the telephone purchase option for your initial purchase of a Fund’s shares.  However, you may call the Funds (toll‑free) at 1‑866‑44BAIRD to open a new account by requesting an exchange into another Baird Fund.  See “Exchanging Shares.”

After your account has been open for 15 days, you may call the Funds (toll‑free) at 1‑866‑44BAIRD to place your order for Fund shares.  Money will then be moved from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail
Make your check payable to “Baird Funds.”  All checks must be in U.S. dollars drawn on a U.S. financial institution.  Forward the check and your application to the address below.  To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares.  If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s).  The Funds are unable to accept post‑dated checks or any conditional order or payment.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check.  Make your check payable to “Baird Funds.”  Forward the check and stub to the address below.

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To Open an Account	To Add to an Account
By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll‑free) 1‑866‑44BAIRD to obtain an account number. Wire funds using the instructions to the right.
Notify the Funds of an incoming wire by calling (toll‑free) 1‑866‑44BAIRD.  Use the following instructions:
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#:  075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #: 112‑952‑137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)
Wired funds must be received prior to 3:00 pm Central time to be eligible for same day pricing.  The Funds, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

Automatic Investment Plan
Open a Fund account with one of the other methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.

Call the Funds (toll‑free) at 1‑866‑44BAIRD for instructions on how to set up an Automatic Investment Plan if you did not select the option on your original application.  Regular automatic investments (minimum of $100) will be taken from your checking account on a monthly basis.  If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee.  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to effective date.

Through Shareholder Service Organizations	To purchase shares for another investor, call the Funds (toll‑free) at 1‑866‑44BAIRD.	To purchase shares for another investor, call the Funds (toll‑free) at 1‑866‑44BAIRD.
By Exchange	Call the Funds (toll‑free) at 1‑866‑44BAIRD to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll‑‑free) at 1‑866‑44BAIRD to obtain exchange information. See “Exchanging Shares.”

You should use the following addresses when sending documents by mail or by overnight delivery:

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By Mail Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201‑0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:  The Funds and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Only actual physical receipt by the Transfer Agent of purchase orders or redemption requests (e.g., retrieving mail from the post office box or accepting delivery from a delivery service) constitutes receipt by the Transfer Agent.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Selling Shares

Methods of Selling
To Sell Some or All of Your Shares
By Telephone
Call the Funds (toll‑free) at 1‑866‑44BAIRD to place the order.  (Note: for security reasons, requests by telephone will be recorded.)  Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.

By Mail
Send a letter to the Funds that indicates the dollar amount or number of shares you wish to redeem.  The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed.  For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.

Systematic Withdrawal Plan
The Funds offer shareholders a Systematic Withdrawal Plan.  Call the Funds (toll‑free) at 1‑866‑44BAIRD to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $50 per period.  Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Funds (toll‑free) at 1‑866‑44BAIRD to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds
You may request redemption of your shares at any time.  Shares may be redeemed on days the NYSE is open.  The NYSE is closed most national holidays and Good Friday.  Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents.  All requests received in good order before the close of regular trading on the NYSE (normally, 3:00 p.m. Central Time) will be executed at the NAV computed on that day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.  You may receive the proceeds in one of three ways

When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:
  ● The name of the Fund;
  ● The number of shares or the dollar amount of shares to be redeemed;
  ● Signatures of all registered shareholders exactly as the shares are registered and, if necessary, with a signature guarantee; and
  ● The account number.

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1)
A check mailed to your account’s address.  Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order.  Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request.  A redemption request made within 15 days of an address change will require a signature guarantee.  Proceeds will be sent to you in this way, unless you request one of the alternatives described below.

2)
The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre‑authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3)
The proceeds transmitted by wire to a pre‑authorized bank account for a $15 fee.  This fee will be deducted from your redemption proceeds for complete redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  The fee is paid to the Transfer Agent to cover costs associated with the transfer.  The Advisor reserves the right to waive the wire fee in limited circumstances.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.  Be sure to have all necessary information from your bank.  Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  This procedure is intended to protect the Funds and their shareholders from loss.

The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee, from either a Medallion program member or a non‑Medallion program member, or other acceptable signature verification of each owner is required to redeem shares in the following situations:

•	If you are requesting a change in ownership on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

Non‑financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.

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Signature guarantees are designed to protect both you and the Funds from fraud.  Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker‑dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC.  Notaries cannot provide signature guarantees.

The Funds and/or the Transfer Agent may also require a signature guarantee or other acceptable signature authentication in other instances based on the circumstances relative to the particular situation.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll‑free) at 1‑866‑44BAIRD before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll‑free) at
1‑866‑44BAIRD before making your request to determine what additional documents are required.

Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to an identically registered account in another Baird Fund.  You may also exchange between classes of a Fund or other Baird Funds if you meet the minimum investment requirements for the class into which you would like to exchange.  Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

An exchange from one Baird Fund to another Baird Fund is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss unless you are a tax-exempt investor or hold your shares through a tax-deferred account such as a 401(k) plan or an IRA.  A conversion from shares of one class to shares of a different class within the same Baird Fund is generally not a taxable transaction for federal income tax purposes.

Call the Funds (toll‑free) at 1‑866‑44BAIRD to learn more about exchanges and other Baird Funds.

More Information about the Exchange Privilege
The Funds are intended as long‑term investment vehicles and not to provide a means of speculating on short‑term market movements.  In addition, excessive trading can hurt a Fund’s performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively.  See “Your Account—Buying Shares—Market Timing Policy.”  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

General Transaction Policies

The Funds reserve the right to:

•	Vary or waive any minimum investment requirement.

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•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•
Reject any purchase or the purchase side of an exchange request for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•
Reinvest a distribution check in your account at a Fund’s then‑current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months.  You may change the distribution option on your account at any time by writing or calling the transfer agent. Any request for change should be submitted five days prior to the next distribution.

•
Redeem all shares in your account if your balance falls below the Fund’s minimum initial purchase amount for the applicable class of shares.  If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•	Modify or terminate the exchange privilege after a 60‑day written notice to shareholders.

•
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.  The Funds expect that any redemptions in kind will be made with marketable securities.  However, shareholders who receive a redemption in kind will bear market risk until they sell the securities.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.

•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of significant economic or market change, shareholders may encounter higher than usual call waits and telephone transactions may be difficult to complete.  Please allow sufficient time to place your telephone transaction.  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares.”

Your broker‑dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker‑dealer or other financial organization for details.

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Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

Distributions and Taxes

Distributions

Each Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gain.

Distributions from a Fund’s net investment income are declared and paid monthly.  Net capital gain, if any, is generally distributed annually.  It is expected that each Fund’s distributions will be primarily distributions of net investment income.

Each share class determines its net investment income and net capital gain distributions in the same manner. However, because Investor Class shares have Rule 12b‑1 distribution fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from a Fund’s net investment income and net capital gain will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund.

Tax‑Exempt Distributions
The Municipal Funds intend to make distributions of interest earned on qualifying municipal obligations that generate interest that is exempt from the regular federal income tax and the federal AMT.  However, each Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax or the federal AMT.  Income exempt from federal income tax may be subject to state and local income tax.  You may also be subject to tax on distributions of any net capital gain made by the Funds.  The federal income tax status of all distributions made by the Funds for the preceding year will be reported annually to shareholders.

Taxable Distributions
Taxable distributions from interest earned on securities held by the Funds and distributions of net capital gain are taxable regardless of whether the distributions are received in cash or reinvested in Fund shares, unless you are a tax‑exempt investor or hold your shares through a tax‑deferred account, such as a 401(k) plan or IRA.  Distributions of a Fund’s investment company taxable income (which includes dividends, taxable interest, net short‑term capital gain and net gain from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income (for non‑corporate shareholders, currently taxed at a maximum federal income tax rate of 39.6%).  Distributions from these Funds may not be subject to federal income tax if you are a tax‑exempt investor or are investing through a tax‑deferred arrangement, such as a 401(k) plan or an IRA, in which case you may be subject to federal income tax upon withdrawal of money from such tax‑deferred arrangements.  The Funds may be required to withhold federal income tax at a rate of 28% (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Funds with your correct Social Security or tax identification number.  You must certify that the number is correct and that you are not subject to backup withholding.  The certification is included as part of the share purchase application form.

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For non‑corporate shareholders, distributions of a Fund’s net capital gain (the excess of net long‑term capital gain over net short‑term capital loss) will generally be taxable as long‑term capital gains (currently taxed at a maximum federal income tax rate of 20%) whether reinvested in additional Fund shares or received in cash and regardless of the length of time that a shareholder has owned Fund shares.

Any distribution declared by a Fund in October, November or December, but paid during January of the following year, is taxable as if received on December 31 of the year such distribution was declared.

If the value of shares is reduced below a shareholder’s cost basis as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital.  Investors considering buying shares just prior to a distribution of a Fund’s investment company taxable income or net capital gain should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Certain individuals, trusts, and estates may be subject to a Medicare tax of 3.8% (in addition to regular income tax).  The Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income (which excludes tax‑exempt distributions from the Municipal Funds), net of deductions properly allocable to such income or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  Each Fund’s distributions (except for tax‑exempt distributions made by the Municipal Funds) are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in the shareholder’s investment income for purposes of this Medicare tax.

The federal income tax status of all distributions made by each Fund for the preceding year will be reported to shareholders annually.  Distributions made by the Funds (including the Municipal Funds) may also be subject to state and local taxes.  Please note that distributions of both investment company taxable income and net capital gain are taxable even if reinvested in additional Fund shares.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and the length of time that the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long‑term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as short‑term capital gain or loss.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long‑term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  For shareholders of the Municipal Funds, any loss arising from the sale, exchange or redemption of shares held for six months or less will be disallowed to the extent of any tax‑exempt distributions received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming shares of the same Fund at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly acquired shares to preserve the loss until a future sale, exchange or redemption.

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Each Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those Fund shares.  The Funds will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS‑approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

Additional tax information may be found in the SAI.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

Taxable Investments
Each of the Municipal Funds may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds.  These bonds produce income that is taxable for federal income tax purposes, unlike municipal bonds which generally provide income exempt from federal income tax.

If You Are Subject to the Alternative Minimum Tax
Each if the Municipal Funds may invest up to 20% of its net assets in municipal obligations the interest from which is a tax preference item for purposes of the federal AMT.  If you are subject to the federal AMT, a portion of the Municipal Funds’ distributions to you may not be exempt from federal income tax.  If this is the case, the Municipal Funds’ net after‑tax return to you may be lower.

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For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.  This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi‑Annual Reports
The Funds’ annual and semi‑annual reports will provide information regarding the Funds’ financial reports and portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll‑free) at 1‑866‑44BAIRD or by writing to:

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201‑0701

The Funds’ prospectus, SAI and the annual and semi‑annual reports are also available, free of charge, on the Funds’ website at www.bairdfunds.com.

You may write to the SEC’s Public Reference Room at the regular mailing address or the e‑mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC’s Public Reference Room and review and copy documents while you are there.  For more information about the operation of the SEC’s Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 F Street, Washington, D.C. 20549‑1520
publicinfo@sec.gov
(202) 551‑8090

Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

1940 Act File No. 811-09997

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BAIRD FUNDS, INC.
Statement of Additional Information

Taxable Bond Funds
Baird Ultra Short Bond Fund	(Institutional Class: BUBIX) (Investor Class: BUBSX)
Baird Short‑Term Bond Fund	(Institutional Class: BSBIX) (Investor Class: BSBSX)
Baird Intermediate Bond Fund	(Institutional Class: BIMIX) (Investor Class: BIMSX)
Baird Aggregate Bond Fund	(Institutional Class: BAGIX) (Investor Class: BAGSX)
Baird Core Plus Bond Fund	(Institutional Class: BCOIX) (Investor Class: BCOSX)
Municipal Bond Funds
Baird Short‑Term Municipal Bond Fund	(Institutional Class: BTMIX) (Investor Class: BTMSX)
Baird Quality Intermediate Municipal Bond Fund	(Institutional Class: BMBIX) (Investor Class: BMBSX)
Baird Core Intermediate Municipal Bond Fund	(Institutional Class: BMNIX) (Investor Class: BMNSX)

May 1, 2017

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2017 of the Baird Ultra Short Bond Fund (the “Ultra Short Bond Fund”), the Baird Short‑Term Bond Fund (the “Short‑Term Bond Fund”), the Baird Intermediate Bond Fund (the “Intermediate Bond Fund”), the Baird Aggregate Bond Fund (the “Aggregate Bond Fund”), the Baird Core Plus Bond Fund (the “Core Plus Bond Fund”), the Baird Short‑Term Municipal Bond Fund (the “Short‑Term Municipal Bond Fund”), the Baird Quality Intermediate Municipal Bond Fund (the “Quality Intermediate Municipal Bond Fund”), and the Baird Core Intermediate Municipal Bond Fund (the “Core Intermediate Municipal Bond Fund”) (each a “Fund” and collectively the “Funds”).  Each Fund is a series of Baird Funds, Inc. (the “Company”).  This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non‑principal strategies not described in the Prospectus.  Copies of the Funds’ Prospectus may be obtained, free of charge by writing the Funds at 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701, by calling (toll‑free) 1‑866‑44BAIRD, or on the Funds’ website at www.bairdfunds.com.  You should read this SAI together with the Prospectus and retain it for further reference.

The audited financial statements for the Funds for the year ended December 31, 2016 are incorporated herein by reference to the Funds’ 2016 Annual Report.  A copy of the Annual Report may be obtained without charge by calling the Funds (toll‑free) at 1‑866‑44BAIRD.

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BAIRD FUNDS, INC.

The Company is an open‑end, diversified management investment company.  Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000.  The Company is authorized to issue shares of common stock in series and classes.  Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class.  The Company also offers six equity funds that are described in a separate Prospectus and SAI.

INVESTMENT STRATEGIES AND RISKS

Note on Percentage Limitations.  Whenever an investment objective, policy or strategy of a Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, a Fund may exceed such percentage limitations from time to time.

Ratings.  The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) and other nationally recognized statistical rating organizations represent their opinions as to the quality of debt  obligations.  Investment grade debt obligations are obligations that are of medium to high quality and are rated in any of the four highest long term rating categories by at least one nationally recognized statistical rating organization (“NRSRO”) (e.g., BBB  or above by S&P, BBB  or above by Fitch or Baa3 or above by Moody’s).  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt obligations with the same maturity, interest rate and rating may have different yields while debt obligations of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most debt obligations purchased by a Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its debt obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt obligations may be materially adversely affected by litigation or other conditions.

Subsequent to its purchase by a Fund, a rated debt obligation may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  Robert W. Baird & Co. Incorporated (the “Advisor”) will consider such an event in determining whether a Fund should continue to hold the debt obligation.

Securities Lending.  As a non‑principal investment strategy, the Funds may lend their portfolio securities to unaffiliated domestic broker‑dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned.  The Funds lend their portfolio securities in order to increase their return because of the interest and other income the Funds can earn from investing the collateral.  During the term of such arrangements, a Fund will maintain such value by the daily marking‑to‑market of the collateral.  Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under “Money Market Instruments,” or any combination thereof.  There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  However, loans will be made only to borrowers deemed by the Advisor to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.  When a Fund lends its securities, the Fund continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral.  A Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.  Dividends received by a Fund on the loaned securities are not eligible for the reduced rates of federal income tax applicable to “qualified dividends.”  Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

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The securities lending agent for the Funds (other than the Short-Term Municipal Bond Fund, Quality Intermediate Municipal Bond Fund and Core Intermediate Municipal Bond Fund, (collectively, the “Municipal Funds”)) is U.S. Bank N.A. (“U.S. Bank”), the Funds’ custodian (see below under “Investment Advisory and Other Services – Custodian”).  Some of U.S. Bank’s services may be delegated to U.S. Bancorp Asset Management, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator.  Investments of the cash collateral received from borrowers of the Funds’ securities are made by U.S. Bancorp Asset Management, Inc. in accordance with applicable guidelines.  The Funds have policies and procedures designed to ensure that securities are loaned only to qualified borrowers, that investments of the cash collateral are consistent with applicable guidelines, that the amount of cash collateral received is at least equal to the market value of the securities on loan (which are marked to market on a daily basis), and that the loans can be called on demand.  Each Fund may engage in securities lending up to one‑third of its total assets, including the value of all collateral.  The Funds do not currently engage in securities lending, but may do so in the future.

Money Market Instruments.  As a non-principal investment strategy, the Funds may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less.  These investments are used to help meet anticipated redemption requests if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non negotiable time deposits, including U.S. dollar denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase.  Each Fund may also make interest bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time A 1 by S&P, Prime 1 by Moody’s or a similar short term credit rating by another nationally recognized statistical rating organization.  In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund as previously described.

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The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time.  The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.  If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.  The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

Repurchase Agreements.  As a non‑principal investment strategy, the Funds may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”).  During the term of the repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the repurchase agreement at not less than 102% of the repurchase price.  Default or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities.  The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

The repurchase price under the repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short‑term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).  Securities subject to repurchase agreements will be held by the Funds’ custodian or in the Federal Reserve/Treasury book‑entry system or other authorized securities depository.  Repurchase agreements are considered to be loans under the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Companies and ETFs.  As a non-principal investment strategy, the Funds may invest in securities issued by other investment companies, including mutual funds, exchange-traded funds (“ETFs”), closed-end funds, and other affiliated Baird Funds, to the extent permitted by the 1940 Act and the rules and regulations thereunder and any exemptive relief therefrom.  Under the 1940 Act, a Fund generally may not acquire (1) more than 3% of the voting stock of any one investment company, (2) securities of an investment company with a value in excess of 5% of the Fund’s total assets or (3) securities of all investment companies with a value in excess of 10% of the Fund’s total assets.  A Fund may purchase shares of unaffiliated money market funds, ETFs and other mutual funds, as well as affiliated Baird Funds, in excess of these limits as permitted by the 1940 Act and the “fund of funds” rules promulgated thereunder, and, if applicable, an SEC exemptive order.  A Fund may acquire ETFs and other mutual funds in excess of these limitations as a means of investing cash temporarily in instruments consistent with the Fund’s investment objective.  These other investment companies will generally consist of money market mutual funds as well as mutual funds and ETFs that primarily invest in fixed income securities or are related to a bond related index.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.  To the extent that a Fund invests in other Baird Funds, the Advisor will waive its advisory fee in an amount equal to the advisory fee paid to the Advisor by the other Baird Fund in respect of Fund assets so invested.

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ETFs are investment companies that are bought and sold on a securities exchange. Each share of an ETF represents an undivided ownership interest in the portfolio of securities held by an ETF. ETFs acquire and hold either: (i) shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or (ii) shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund, and will have costs and expenses that will be passed on to a Fund, thereby increasing the Fund’s expenses.  ETFs are also subject to additional risks including: (i) the market price of an ETF’s shares may trade at a discount to net asset value, causing the ETF to experience greater price volatility; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) the exchange on which an ETF’s shares are listed may deem it appropriate to halt the trading of such shares; (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF shares; (v) there may be legal limitations and other conditions imposed by the SEC on the amount of ETF shares that a Fund may acquire or redeem; and (vi) an ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

U.S. Government Obligations.  As part of the principal investment strategy of the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and the Core Plus Bond Fund, and as a non-principal investment strategy of the Municipal Funds, the Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance.  The Funds may also invest in other debt obligations issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export‑Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.  In September 2008, at the direction of the Federal Housing Finance Agency (“FHFA”), an independent regulator, FNMA and FHLMC were placed into conservatorship.  See “Mortgage‑Backed and Asset‑Backed Debt Obligations” below.

Bank Obligations.  For purposes of the Funds’ investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.  A Fund’s investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest of such obligations.  In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Illiquid and Restricted Obligations.  As a non-principal investment strategy, the Funds may invest up to 15% of their net assets in debt obligations that are illiquid at the time of purchase.  While these holdings may offer more potential for growth, they may present a higher degree of business and financial risk, which can result in substantial losses.  The Funds may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired.  In the event a Fund’s holdings should exceed 15% of its net assets, the Fund will not purchase additional illiquid debt obligations and will take other appropriate steps to reduce the percentage of illiquid debt obligations, such as disposing of illiquid assets.

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Restricted securities may include Rule 144A securities as well as Section 4(a)(2) commercial paper.  Rule 144A securities are restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Section 4(a)(2) commercial paper is a short term debt instrument issued by a corporation to institutional and other accredited investors in a transaction or series of transactions exempt from registration pursuant to Section 4(a)(2) of the 1933 Act.  A Fund may treat a Rule 144A security or Section 4(a)(2) commercial paper as liquid if determined by the Advisor to be so under procedures adopted by the Company’s Board of Directors (the “Board”).

Borrowings and Reverse Repurchase Agreements.  As a non-principal investment strategy, the Funds may borrow money to the extent allowed (as described below) to meet shareholder redemptions from banks or through reverse repurchase agreements.  Any borrowing by the Fund may not remain outstanding for more than 15 business days and may not be made for leveraging purposes.  If the securities held by a Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities.  As a result, a Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off.  The Funds have established a line of credit with U.S. Bank, their custodian bank, by which each Fund may borrow money for temporary or emergency purposes.  Each Fund may pledge assets to secure bank borrowings, which are limited to 33⅓% of the Fund’s total assets.  An unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of the Funds.

Reverse repurchase agreements are considered to be borrowings under the 1940 Act.  At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio debt obligations and agrees to repurchase them at an agreed upon date and price), the Fund will segregate or “earmark” on the Fund’s records U.S. government debt obligations or other liquid debt obligations having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such value is maintained.  Reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the debt obligations sold by the Fund may decline below the price of the debt obligations it is obligated to repurchase and that the debt obligations may not be returned to the Fund.  Reverse repurchase agreements are a form of leverage, which also may increase the volatility of a Fund’s investments.

Defaulted Debt Obligations.  As a non‑principal investment strategy, the Funds may hold debt obligations that are in partial or full default.  Defaulted debt obligations are considered speculative and are subject to greater risk of loss of income and principal than higher rated securities.  A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.  The repayment of defaulted debt obligations is subject to significant uncertainties and, in some cases there may be no recovery of repayment.  In any reorganization or liquidation proceeding relating to a defaulted debt obligation, a Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment.  Defaulted debt obligations and any securities received in exchange for defaulted debt obligations may be subject to restrictions on resale.

Equity Securities.  As a non‑principal investment strategy, the Funds other than the Municipal Funds, may invest up to 5% of their net assets in equity securities, including common stocks, preferred stocks, depositary receipts, warrants to purchase common and preferred stocks and securities convertible or exchangeable into common or preferred stocks.

Preferred Stocks.  As a non‑principal investment strategy, the Funds other than the Municipal Funds, may invest in preferred stocks.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners.  Unlike debt obligations, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non‑compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non‑compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation.  In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.  The Funds will limit their investments in preferred stock to no more than 5% of their respective net assets.

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When‑Issued Purchases, Delayed Delivery and Forward Commitments.  As a principal investment strategy of the Municipal Funds and as a non‑principal investment strategy of the Funds other than the Municipal Funds, the Funds may purchase or sell particular debt obligations with payment and delivery taking place at a later date.  The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the debt obligations delivery takes place.  When a Fund agrees to purchase debt obligations on a when‑issued or delayed delivery basis or enter into a forward commitment to purchase debt obligations, cash or liquid securities equal to the amount of the commitment will be segregated or “earmarked” on the Fund’s records.  Until the transaction has been settled, these assets are marked to market daily in order to ensure that the value of the assets segregated or earmarked remains equal to or greater than the amount of the Fund’s commitments.  It may be expected that the market value of a Fund’s net assets will fluctuate to a greater degree when portfolio debt obligations are set aside to cover such purchase commitments than when cash is set aside.  In the case of a forward commitment to sell portfolio debt obligations, a Fund will segregate or earmark the portfolio debt obligations themselves while the commitment is outstanding.  When‑issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place.

The Funds will make commitments to purchase debt obligations on a when‑issued basis or to purchase or sell debt obligations on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the debt obligations.  If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell debt obligations it has committed to purchase before those debt obligations are delivered to the Fund on the settlement date.  In these cases, a Fund may realize capital gains or losses.

When the Funds engage in when‑issued, delayed delivery and forward commitment transactions, the Funds rely on the other party to consummate the trade.  Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the debt obligations underlying a when‑issued purchase or a forward commitment to purchase debt obligations, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the debt obligations.  A Fund does not earn interest on the debt obligations the Fund has committed to purchase until they are paid for and delivered on the settlement date.  When a Fund makes a forward commitment to sell debt obligations it owns, the proceeds to be received upon settlement are included in the Fund’s assets.  Fluctuations in the market value of the underlying debt obligations are not reflected in a Fund’s net asset value as long as the commitment remains in effect.

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Mortgage‑Backed and Asset‑Backed Debt Obligations.  As a principal investment strategy of the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund, Core Plus Bond Fund, and as a non-principal investment strategy of the Municipal Funds, the Funds may purchase residential and commercial mortgage‑backed as well as other asset‑backed debt obligations (collectively called “asset‑backed debt obligations”) that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as GNMA, FNMA, FHLMC, commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.  These debt obligations represent interests in pools of assets in which periodic payments of interest and/or principal on the debt obligations are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the debt obligations, net of any fees paid to the issuer or guarantor of the debt obligations.

The average life of these debt obligations varies with the maturities and the prepayment experience of the underlying instruments.  The average life of a mortgage‑backed instrument may be substantially less than the original maturity of the mortgages underlying the debt obligations as the result of scheduled principal payments and mortgage prepayments.  The rate of such mortgage prepayments, and hence the life of the debt obligation, will be a function of current market rates and current conditions in the relevant housing and commercial markets.  In periods of falling interest rates, the rate of mortgage prepayments tends to increase.  During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid.  As a result, the relationship between mortgage prepayments and interest rates may give some high‑yielding mortgage‑related debt obligations less potential for growth in value than non‑callable bonds with comparable maturities.  In calculating the average weighted maturity of a Fund, the maturity of asset‑backed debt obligations will be based on estimates of average life.  There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage‑backed debt obligations and among the debt obligations that they issue.  Mortgage‑backed debt obligations guaranteed by GNMA, “Ginnie Mae,” include GNMA Mortgage Pass‑Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development.  Ginnie Maes also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage‑backed debt obligations issued by FNMA, “Fannie Mae,” include FNMA Guaranteed Mortgage Pass‑Through Certificates (also known as “Fannie Maes”).  Mortgage‑backed debt obligations issued by the FHLMC, “Freddie Mac,” include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).

The Funds may purchase mortgage‑backed debt obligations such as collateralized mortgage obligations (“CMOs”).  There are several types of mortgage‑backed debt obligations which provide the holder with a pro‑rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage‑backed debt obligations.  CMOs are issued in multiple classes and their relative payment rights may be structured in many ways.  In many cases, however, payments of principal are applied to the CMO classes in order of their respective sequential expected maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier expected maturity date are paid in full.  The classes may include accrual certificates (also known as “Z‑Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest‑paying debt obligations.  They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes.  Investments in CMO certificates can expose a Fund to greater volatility and interest rate risk than other types of mortgage‑backed debt obligations.  Prepayments on mortgage‑backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

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The yield characteristics of asset‑backed debt obligations differ from traditional debt obligations.  A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time.  As a result, if an asset‑backed debt obligation is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.  Conversely, if an asset‑backed debt obligation is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.  Moreover, asset‑backed debt obligations may involve certain risks that are not presented by mortgage‑backed debt obligations arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages).  For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset‑backed debt obligations may be subject to greater risk of default during periods of economic downturn than other instruments.  Also, while the secondary market for asset‑backed debt obligations is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of debt obligations, which could result in a Fund experiencing difficulty in valuing or liquidating such debt obligations.

In general, the collateral supporting non‑mortgage asset‑backed debt obligations is of shorter maturity than mortgage loans.  Like other fixed‑income debt obligations, when interest rates rise the value of an asset‑backed debt obligation generally will decline; however, when interest rates decline, the value of an asset‑backed debt obligation with prepayment features may not increase as much as that of other fixed‑income debt obligations.

Non‑mortgage asset‑backed debt obligations do not have the benefit of the same debt obligation in the collateral as mortgage‑backed debt obligations.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying receivables.  If the servicer were to sell these receivables to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective debt obligation interest in all of the obligations backing such receivables.  Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these debt obligations.

Bank Loans. As part of its non‑principal investment strategies, the Ultra Short Bond Fund may invest in secured and unsecured participations in bank loans (“bank loans”).  The Ultra Short Bond Fund’s investments in bank loans and assignments of such loans may create substantial risk.  In making investments in such loans, which banks or other financial intermediaries make to borrowers, the Ultra Short Bond Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.  If the Ultra Short Bond Fund does not receive scheduled interest or principal payments on such indebtedness, its share price could be adversely affected.  The Ultra Short Bond Fund may invest in loan participations that are rated by a NRSRO or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested.  In addition, certain bank loans in which the Ultra Short Bond Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

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Variable Rate Medium Term Notes.  As a non‑principal investment strategy, the Funds, except the Municipal Funds, may purchase variable rate medium term notes that provide for periodic adjustments in the interest rates.  The adjustments in interest rates reflect changes in an index or an applicable money rate such as the London Interbank Offered Rate (“LIBOR”).

Stripped Securities.  As a non‑principal investment strategy, the Funds, other than the Municipal Funds, may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage‑backed securities) exhibit greater price volatility than ordinary debt obligations because of the manner in which their principal and interest are returned to investors.

Bond Index.  In an effort to make a Fund’s duration and return comparable to those of its respective bond index, the Advisor will monitor the Fund’s portfolio and market changes.  The calculation of a Fund’s duration and average portfolio maturity will be based on certain estimates relating to the duration and maturity of the debt obligations held by the Fund.  There can be no assurance that these estimates will be accurate or that the duration or average portfolio maturity of a Fund will always remain within the maximum limits disclosed on its Prospectus.  The value of a Fund’s portfolio, as is generally the case with each bond index, can be expected to vary inversely from changes in prevailing interest rates.

Options Trading.  As a non‑principal investment strategy, the Funds may purchase put and call options for hedging purposes.  A Fund will not buy an option when the aggregate premiums on outstanding options held by the Fund exceed 5% of its net assets.  Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation.  This is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option.  Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option.

However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities.  In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option.  The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds will engage in unlisted over‑the‑counter options only with broker‑dealers deemed creditworthy by the Advisor.  Closing transactions in certain options are usually effected directly with the same broker‑dealer that effected the original option transaction.  The Funds bear the risk that the broker‑dealer will fail to meet its obligations.  There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position.  Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

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A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligations under the option contract.  A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index.  Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The Funds, other than the Municipal Funds, may purchase and sell both put and call options on fixed income or other securities on indices in standardized contracts traded on U.S. or foreign securities exchanges, boards of trade, or similar exchanges, or on an OTC market at or about the same time that the Funds purchase the underlying security or at a later time.  By buying a put, a Fund limits the risk of loss from a decline in the market value of the security until the put expires.  Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs.  Call options may also be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security.  A call option may also be purchased to increase a Fund’s return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.  Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by a Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

In addition, the Funds, other than the Municipal Funds, may sell covered call options listed on a national securities exchange.  Such options may relate to particular securities or to various indices.  A call option on a security is covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are segregated or “earmarked” on the Fund’s records) upon conversion or exchange of other securities held by the Fund.  A call option on an index is covered if cash or cash equivalents equal to the contract value are segregated or earmarked on the Fund’s records.  A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference in cash or cash equivalents is segregated or earmarked on the Fund’s records.  The aggregate value of a Fund’s assets subject to covered options written by the Fund will not exceed 5% of the value of its net assets.

A Fund’s obligations under a covered call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written.  Such a purchase does not result in the ownership of an option.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms.  The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option.  A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period.  A Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

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By writing a covered call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.  Except to the extent that a written call option on an index is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.  The use of covered call options will not be a primary investment technique of the Funds.  When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities.  The amount of the liability will be subsequently marked‑to‑market to reflect the current value of the option written.  The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices.  If an option expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated.  Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period.  If a covered call option on a security is exercised, a Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market.  In either event, the proceeds of the sale will be increased by the net premium originally received, and a Fund will realize a gain or loss.  Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short‑term capital gains for federal income tax purposes, and losses on closing purchase transactions are short‑term capital losses.

Investing in options is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option.  Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option.  Other risks include (i) an imperfect correlation between the change in market value of the securities a Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Futures Contracts and Related Options.  As a non-principal investment strategy, a Fund may purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by the Fund, or of securities which the Fund intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective bond index or to reduce transaction costs.  A Fund may also invest in futures to manage the portfolio’s duration or interest rate risk.  For example, a Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  No physical delivery of the underlying bonds or stocks in the index is made.  A Fund may also purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.

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A bond or stock index assigns relative values to the securities included in the index and the index fluctuates with changes in the market values of the securities included.  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission (the “CFTC”).  Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Funds may sell index futures contracts.  The Funds may do so either to hedge the value of their portfolios as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold.  Conversely, the Funds may purchase index futures contracts.  In a substantial majority of these transactions, the Funds will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Funds may utilize index futures contracts in anticipation of changes in the composition of their portfolio holdings.  For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings, it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group.  The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if a Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so.  In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.

Successful use of futures by the Funds is also subject to the Advisor’s ability to correctly predict movements in the direction of the market.  For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because the Fund will have approximately equal offsetting losses in its futures positions.  In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.  Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market.  A Fund may have to sell securities at a time when it may be disadvantageous to do so.

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Unlike when the Funds purchase or sell a security, no price is paid or received by the Funds upon the purchase or sale of a futures contract.  Initially, in accordance with the terms of the exchange on which such futures contract is traded, a Fund may be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract.  This amount is known as initial margin.  The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied.  Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund; and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund’s ability to hedge.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.  The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.  Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities.  In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract.  Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).  The regulation of futures and options in the U.S. is a rapidly changing area of law and is subject to change by governmental or regulatory action.

To comply with federal securities rules, a Fund must segregate or earmark liquid assets on the Fund’s records or take other appropriate measures to “cover” its open positions in futures contracts.  Depending on their terms, futures contracts settle through either physical delivery of the underlying commodity (“physically settle”) or payment of an equivalent cash amount (“cash settle”).  Cash settled futures contracts require that a registered investment company set aside liquid assets in an amount equal to its daily marked-to-market net obligations under the contract (i.e., its daily net liability, minus any posted margin and variation margin).  Physically settled futures contracts require that a registered investment company segregate or earmark a greater amount of liquid assets, equal to the full notional value of the contract (minus any applicable margin and variation margin posted with the futures commission merchant).  The Funds expect that any investments in futures contracts will primarily be in cash settled futures.  If a Fund were to invest primarily in physically settled futures, it would need to segregate or earmark a greater amount of its liquid assets to cover its open positions than it would if it invested in cash settled futures.

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A Fund’s commodities transactions may be made for bona fide hedging purposes as defined by the CFTC.  In addition, the Fund may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”).  Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of the Fund’s net asset value.  Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bona fide hedging purposes may not exceed 100% of the Fund’s net asset value.  The Advisor on behalf of each Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Each Fund intends to limit its transactions in futures contracts and related options so that it complies with the 5% test.

Foreign Securities.  As part of the principal investment strategy, the Funds other than the Municipal Funds, may invest in dollar‑denominated securities of foreign corporations and governments.  Such securities may be subject to greater fluctuations in price than securities of domestic corporations and may be subject to foreign withholding taxes.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Zero‑Coupon Bonds.  As principal investment strategy of the Municipal Funds and as a non‑principal investment strategy of the Funds other than the Municipal Funds, the Funds may invest in zero‑coupon debt obligations.  Zero‑coupon obligations have greater price volatility than coupon obligations of the same maturity and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero‑coupon obligations only if the likely relative greater price volatility of such zero‑coupon obligations is not inconsistent with the Fund’s investment objective.  Although zero‑coupon securities pay no interest to holders prior to maturity, interest on these securities is reported as income to a Fund and distributed to its shareholders.  Accordingly, a Fund may be required to dispose of its portfolio investments under disadvantageous circumstances in order to satisfy distribution requirements.  Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.

Guaranteed Investment Contracts.  As a non‑principal investment strategy, the Funds, except the Municipal Funds, may make limited investments in guaranteed investment contracts (“GICs”) issued by highly rated U.S. insurance companies.  A GIC is usually a general account obligation of the issuing insurance company.  A Fund will only purchase GICs from issuers which, at the time of purchase, are rated A or higher by Moody’s or S&P, have assets of $1 billion or more and meet quality and credit standards established by the Advisor.  Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist.  Therefore, GICs are considered by the Fund to be subject to the 15% limitation on illiquid investments.  Generally, a GIC allows a purchaser to buy an annuity with the money accumulated under the contract; however, a Fund will not purchase any such annuities.  Investments in GICs are subject to the risks associated with debt instruments generally, and are specifically subject to the credit risk associated with an investment in the issuing insurance company.

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Small Capitalization Companies and Unseasoned Issuers.  As a non‑principal investment strategy, the Funds other than the Municipal Funds may invest in small companies.  Small companies in which the Funds may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities are typically traded in lower volume and because the issuers are typically subject to a greater degree of change in their earnings and prospects.

Cash or Similar Investments; Temporary Strategies.  As a non-principal investment strategy, under normal market conditions, each of the Short Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Quality Intermediate Municipal Bond Fund and the Core Intermediate Municipal Bond Fund, may invest up to 20% of its net assets in cash or similar short‑term, investment grade securities such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit.  The Ultra Short Bond Fund invests in cash and money market instruments as part of its principal investment strategy.  In limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Advisor may invest up to 100% of the total assets of each of the Short Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund, Quality Intermediate Municipal Bond Fund and the Core Intermediate Municipal Bond Fund in cash or similar investments (such as U.S. government securities, repurchase agreements, commercial paper or certificates of deposit).  When a Fund takes a temporary position, the Fund may not achieve its investment objective.

From time to time, on a temporary defensive basis due to market conditions, the Municipal Funds may hold without any limitation uninvested cash reserves and invest without any limitations in high quality, short term taxable money market obligations in such proportions as in the opinion of the Advisor, prevailing market or economic conditions warrant.  Uninvested cash reserves will not earn income.  Short-term taxable obligations acquired by a Municipal Fund will not exceed under normal conditions 20% of the Municipal Funds’ net assets at the time of purchase.

Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial‑of‑service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Funds cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders.  As a result, the Funds and their shareholders could be negatively impacted.

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Municipal Obligations and Related Investments.  As a principal investment strategy for the Municipal Funds, and as a non-principal investment strategy for the other Funds, the Funds may invest in municipal obligations and related investments, as described below.  The Funds’ cash balances may be invested in short‑term municipal notes and tax‑exempt commercial paper or variable rate demand obligations, as well as municipal bonds with remaining maturities of thirteen months or less and securities issued by other investment companies which invest in high quality, short‑term municipal debt obligations.  The value of each Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates.

Municipal obligations which may be acquired by the Funds include debt obligations issued by states, possessions and territories of the U.S., including political subdivisions (such as counties, cities, towns and school and other districts), agencies and authorities thereof. Municipal obligations are issued by such governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities, not-for-profit organizations, businesses and developers.  The Funds other than the Municipal Funds may invest in municipal obligations that are subject to federal and state income tax.  Types of municipal obligations in which the Funds may invest include, but are not limited to, the following:

General Obligation Bonds.  General obligation bonds are supported by the issuer’s full faith and credit and taxing authority.  The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds.  However, in some cases the issuer’s authority to levy additional taxes may be limited by its charter or state law.

Revenue Bonds.  Revenue bonds are payable solely from specific income or revenues received by the issuer, often from its operation of a governmental enterprise or authority such as an electric or water utility, sewer system, parks, hospitals or other health authority, bus, train, subway, highway, airport or other transportation system, or housing authority.  Some revenue bonds may be issued for other public purposes, such as financing the development of an industrial park or commercial district or construction of a new stadium, parking structure or stadium.  The revenues may consist of specific taxes, assessments, tolls, fees, or other types of municipal revenues.  Although issued by municipal authorities, revenue bonds are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by users of the services or owners and operators of the facility financed with the proceeds of the bonds.  Bonds or other obligations of housing financing authorities may have various forms of security, such as reserve funds, insured or subsidized mortgages and net revenues from projects, but they are not backed by a pledge of the issuer’s credit.  The credit quality of revenue bonds is usually related to the credit standing of the enterprise being financed but can, if applicable, be tied to the credit worthiness of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Private Activity Bonds.  Private activity bonds are special revenue bonds used to finance private entities.  For example, a municipality may issue bonds to finance a new factory to improve its local economy or to enable a college or university, not-for-profit organization or hospital to construct new or expanded facilities.  The municipality would lend the proceeds to the company or other entity, and the company or other entity would agree to make loan payments sufficient to repay the bonds.  The bonds would be payable solely from the borrower’s loan payments, and not from any other revenues of the municipality.  Therefore, any default on the loan normally would result in a default on the bonds.  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (“AMT”).  The Funds may invest in bonds subject to the federal AMT.  Each Fund is limited by its fundamental investment limitation in the amount it can invest in securities that may be subject to federal AMT (see “Investment Objectives and Limitations”).

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Anticipation Notes.  Anticipation notes are securities issued in anticipation of the receipt of taxes, grants, bond proceeds, or other municipal revenues.  These may be in the form of bond anticipation notes, tax anticipation notes, tax and revenue anticipation notes, and revenue anticipation notes.  For example, many municipalities collect property taxes once a year.  Such municipalities may issue tax anticipation notes to fund their operations prior to collecting these taxes.  The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds. Bond anticipation notes are notes that are intended to be refinanced through a subsequent offering of longer term bonds.

Tax Increment Financing Bonds.  Tax increment financing bonds are payable from increases in taxes or other revenues attributable to higher valuations on the businesses benefitting from improvements made to a particular area or district financed by the bonds.  For example, a municipality may issue these bonds to redevelop a commercial area.  The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area or in property taxes collected from property owners.  The bonds could default if merchants’ sales or owners’ property valuations, and related tax collections, failed to increase as anticipated.

Municipal obligations also include municipal commercial paper and other short-term notes, variable rate demand obligations, industrial revenue bonds, pre-refunded or advance refunding bonds, municipal lease obligations, construction loan notes insured by the Federal Housing Administration and financed by FNMA or GNMA, and participation, trust and partnership interests in any of the foregoing.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance.  Neither the Funds nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.  There can be no assurance that the Internal Revenue Service (“IRS”) will agree with a bond counsel’s opinion concluding that interest on a particular obligation is exempt from federal income tax.

Certain of the municipal obligations held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest.  The insurance policies will usually be obtained by the issuer of the municipal obligation at the time of its original issuance.  In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders.  There is, however, no guarantee that the insurer will meet its obligations.  In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors, including credit downgrades, supply and demand.  Each Municipal Fund may, from time to time, invest more than 25% of its assets in municipal obligations covered by insurance policies.

The payment of principal and interest on most debt obligations purchased by the Funds will depend upon the ability of the issuers to meet their obligations.  Municipal obligations may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments.)  An issuer’s obligations under its municipal obligations are also subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

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Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal.  Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities.  State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities.  The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Municipal obligations purchased by the Funds may be backed by letters of credit issued by foreign and domestic banks and other financial institutions.  Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Funds’ portfolio debt obligations and its ability to maintain a stable net asset value and share price.  Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations.

The Funds may purchase put options on municipal obligations.  A put gives a Fund the right to sell a municipal obligation at a specified price at any time before a specified date.  A put will be sold, transferred or assigned only with the related municipal obligation.  A Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal debt obligation or permit the Fund to invest its assets at more favorable rates.  The aggregate price of a debt obligation subject to a put may be higher than the price which otherwise would be paid for the debt obligation without such an option, thereby increasing the debt obligation’s cost and reducing its yield.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations.  For example, under the Internal Revenue Code of 1986, as amended (the “Code”), interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their calculations of federal alternative minimum taxable income.  The Company cannot, of course, predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on municipal obligations, or which proposals, if any, might be enacted.  Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations for investment by the Municipal Funds and the liquidity and value of their portfolios.  In such an event, the Company would reevaluate the Municipal Funds’ investment objectives and policies and consider possible changes in their structure or possible dissolution.

Municipal Lease Obligations.  The Funds may acquire municipal lease obligations that are issued by a state or local government authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit, and their interest may become taxable if the lease is assigned.  If the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund.  Certificates of participation in municipal lease obligations or installment sale contracts entitle the holder to a proportionate interest in the lease‑purchase payments made.  The Advisor determines and monitors the liquidity of municipal lease obligations (including certificates of participation) under guidelines approved by the Board requiring the Advisor to evaluate the credit quality of such obligations and report on the nature of and the Funds’ trading experience in the municipal lease market.  Under the guidelines, municipal lease obligations that are not readily marketable and transferable are treated as illiquid.  In making a determination that a municipal lease obligation is liquid, the Advisor may consider, among other things (i) whether the lease can be canceled; (ii) the likelihood that the assets represented by the lease can be sold; (iii) the strength of the lessee’s general credit; (iv) the likelihood that the municipality will discontinue appropriating funds for the leased property because the property is no longer deemed essential to the operations of the municipality; and (v) availability of legal recourse in the event of failure to appropriate.  No Fund will knowingly invest more than 15% of the value of its net assets in debt obligations, including municipal leases, that are illiquid.

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Stand‑By Commitments.  A Fund may acquire “stand‑by commitments” with respect to municipal obligations held in its portfolio.  Under a “stand‑by commitment” a dealer agrees to buy from a Fund, at the Fund’s option, specified municipal obligations at a specified price.  A “stand‑by commitment” acquired by a Fund may also be referred to in this SAI as a “put” option.

The amount payable to a Fund upon its exercise of a “stand‑by commitment” is normally (i) the Fund’s acquisition cost of the municipal obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the debt obligations; plus (ii) all interest accrued on the debt obligations since the last interest payment date during that period.  A stand‑by commitment may be sold, transferred or assigned by the Funds only with the instrument involved.

The Funds expect that “stand‑by commitments” will generally be available without the payment of any direct or indirect consideration.  However, if necessary or advisable, a Fund may pay for a “stand‑by commitment” either separately in cash or by paying a higher price for the portfolio debt obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same debt obligations).  The total amount paid in either manner for outstanding “stand‑by commitments” held by a Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each “stand‑by commitment” is acquired.

The Funds intend to enter into “stand‑by commitments” only with dealers, banks and broker‑dealers which, in the Advisor’s opinion, present minimal credit risks.  The Funds’ reliance upon the credit of these dealers, banks and broker‑dealers is secured by the value of the underlying municipal obligations that are subject to a commitment.

A Fund would acquire “stand‑by commitments” solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.  The acquisition of a “stand‑by commitment” would not affect the valuation or assumed maturity of the underlying municipal debt obligations, which would continue to be valued in accordance with the ordinary method of valuation employed by the Funds.  “Stand‑by commitments” acquired by the Funds would be valued at zero in determining net asset value.  Where a Fund paid any consideration directly or indirectly for a “stand‑by commitment” its cost would be reflected as unrealized depreciation for the period during which the commitment was held by a Fund.

Variable and Floating Rate Instruments.  Municipal obligations purchased by the Funds may include variable and floating rate instruments issued by industrial development authorities and other governmental entities.

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With respect to the variable and floating rate instruments that may be acquired by the Funds, the Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand.  In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Funds can recover payment of principal as specified in the instrument.  Variable U.S. government obligations held by the Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

Other Investment Considerations — Principal Investment Strategies — Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund

Non‑Investment Grade Debt Obligations (High Yield or Junk Bonds).  The Ultra Short Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund may invest up to 10% of their net assets at the time of purchase in non‑investment grade debt obligations and the Core Plus Bond Fund may invest up to 20% of its net assets at the time of purchase in non‑investment grade debt obligations.  While generally offering higher yields than investment grade debt with similar maturities, non‑investment grade debt obligations involve greater risks, including the possibility of default or bankruptcy.  They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  The special risk considerations in connection with investments in these debt obligations are discussed below.

Effect of Interest Rates and Economic Changes.  All interest‑bearing debt obligations typically experience appreciation when interest rates decline and depreciation when interest rates rise.  The market values of non‑investment grade debt obligations tend to reflect individual corporate developments to a greater extent than do higher‑rated debt obligations, which react primarily to fluctuations in the general level of interest rates.  Non‑investment grade debt obligations also tend to be more sensitive to economic conditions than are higher‑rated obligations.  As a result, they generally involve more credit risks than debt obligations in the higher‑rated categories.  During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of non‑investment grade debt obligations may experience financial stress and may not have sufficient revenues to meet their payment obligations.  The risk of loss due to default by an issuer of these debt obligations is significantly greater than issuers of higher‑rated debt obligations because such debt obligations are generally unsecured and are often subordinated to other creditors.  Further, if the issuer of a non‑investment grade debt obligation defaulted, the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund might incur additional expenses to seek recovery.  Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these debt obligations and thus in the  Funds’ NAV.

Payment Expectations.  Non‑investment grade debt obligations typically contain redemption, call or prepayment provisions which permit the issuer of such obligations containing such provisions to redeem the obligations at its discretion.  During periods of falling interest rates, issuers of these obligations are likely to redeem or prepay the obligations and refinance them with debt obligations with a lower interest rate.  To the extent an issuer is able to refinance the obligations, or otherwise redeem them, the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund may have to replace the debt obligations with a lower yielding debt obligation, which could result in a lower return for the Funds.

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Credit Ratings.  Credit ratings issued by credit‑rating agencies evaluate the safety of principal and interest payments of rated debt obligations.  They do not, however, evaluate the market value risk of non‑investment grade debt obligations and, therefore, may not fully reflect the true risks of an investment.  In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the debt obligation.  Consequently, credit ratings are used only as a preliminary indicator of investment quality.  Investments in non‑investment grade debt obligations will be more dependent on the Advisor’s credit analysis than would be the case with investments in investment grade debt obligations.  The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings.  The Advisor continually monitors the Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund’s investments and carefully evaluates whether to dispose of or to retain non‑investment grade debt obligations whose credit ratings or credit quality may have changed.

Liquidity and Valuation.  The Ultra Short Bond Fund, Core Plus Bond Fund, Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund may have difficulty disposing of certain non‑investment grade debt obligations because there may be a thin trading market for such debt obligations.  Because not all dealers maintain markets in all non‑investment grade debt obligations there is no established retail secondary market for many of these debt obligations.  The Funds anticipate that such debt obligations could be sold only to a limited number of dealers or institutional investors.  To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher‑rated debt obligations.  The lack of a liquid secondary market may have an adverse impact on the market price of the debt obligation.  The lack of a liquid secondary market for certain debt obligations may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds.  Market quotations are generally available on many non‑investment grade debt obligations issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.  During periods of thin trading, the spread between bid and asked prices is likely to increase significantly.  In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non‑investment grade debt obligations, especially in a thinly traded market.

Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds may engage in short term trading to achieve their respective investment objectives.

Each Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with attaining the investment objective of a Fund.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders.  High portfolio turnover may result in the realization of substantial net capital gains.  To the extent net short‑term capital gains are realized, distributions attributable to such gains will be taxed at ordinary income rates (for non‑corporate shareholders, currently as high as 39.6%) for federal income tax purposes.  The table below shows the portfolio turnover rate for each Fund for the last two fiscal periods.

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	Portfolio Turnover Rate During Fiscal Periods Ended December 31,
	2016	2015
Ultra Short Bond Fund	96.9%(2)	65.5%
Short‑Term Bond Fund	44.0%	37.8%
Intermediate Bond Fund	30.1%	39.0%
Aggregate Bond Fund	35.7%	39.6%
Core Plus Bond Fund	33.2%	34.2%
Short‑Term Municipal Bond Fund (1)	38.3%	41.4%
Quality Intermediate Municipal Bond Fund	22.0%	9.3%
Core Intermediate Municipal Bond Fund (1)	94.8%	108.3%

(1)	The Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund commenced operations on August 31, 2015.
(2)
The increase in the Ultra Short Bond Fund’s portfolio turnover from fiscal period 2015 to 2016 was due to a lower percentage allocation to floating rate securities and increased allocation to short maturity fixed rate bonds.

INVESTMENT OBJECTIVES AND LIMITATIONS

Investment Objectives

The investment objective of a Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

Fundamental Investment Limitations

The Funds are subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities.  A “majority of the outstanding voting securities” of a Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund.

Each Fund:

1. May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments); and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33⅓ of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).  If the amount borrowed at any time exceeds 33⅓ of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33⅓ of the Fund’s total assets.  The Fund may also borrow money from other persons to the extent permitted by applicable laws.

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3. May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33⅓ of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments; or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry; provided, however, that with regard to the Municipal Funds, there is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments.

8. May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. With respect to the Municipal Funds, may not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during defensive periods or during unusual market conditions.  For purposes of this fundamental policy, municipal obligations that are subject to federal alternative minimum tax are considered taxable.

With respect to Fundamental Investment Limitation No. 2, “any longer permissible period” means any longer period authorized by the SEC in accordance with Section 18(f)(1) of the 1940 Act and “applicable laws” means the 1940 Act, any rule, regulation or exemptive order thereunder or SEC staff interpretation thereof.  Under SEC staff interpretations, reverse repurchase agreements, firm commitment agreements and standby commitment agreements will not constitute impermissible borrowings under the 1940 Act if the Funds segregate or earmark assets on the Funds’ records or otherwise covers their obligations to limit the Funds’ risk of loss.  The Funds do not currently intend to invest in such investments.

Under the 1940 Act, in addition to borrowing from banks, the Funds may borrow from other persons an additional amount not exceeding 5% of its total assets for temporary purposes.  The Funds do not intend to borrow from parties other than banks.

With respect to Fundamental Investment Limitation No. 3, the 1940 Act permits the Funds to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions.  Under SEC staff interpretations of the 1940 Act, such derivative transactions will not be deemed “senior securities” if the Funds segregate or earmark assets on the Funds’ records or otherwise covers its obligations to limit the Funds’ risk of loss, such as through offsetting positions.

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With respect to Fundamental Investment Limitation No. 7, the Advisor determines industry classifications for the Funds in accordance with the Global Industry Classification Standards, an industry classification system developed by Standard & Poor’s Corporation in collaboration with Morgan Stanley Capital International, or other classification sources maintained and developed by third parties.  In the absence of such classification, or if the Advisor determines in good faith based on its own analysis that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Advisor may classify an issuer accordingly.  Thus, the composition of an industry may change from time to time.  Each Fund may be concentrated in a sector but will not be concentrated in any industry.  For purposes of Fundamental Investment Limitation No. 7, investment companies are not considered to be part of any industry and, to the extent a Fund invests its assets in underlying investment companies, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of industries through its investment in one or more underlying investment companies.  With regard to the Municipal Funds, there is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions even though the proceeds from the sale of those instruments by such governmental authorities may be used to fund projects in particular industries.

With respect to Fundamental Investment Limitation No. 8, as it relates to the Municipal Funds, real estate shall include real estate mortgages.

Although the foregoing investment limitations would permit the Municipal Funds to invest in options, futures contracts, options on futures contracts and engage in securities lending, the Municipal Funds do not currently intend to trade in such instruments (except that the Municipal Funds may purchase put options on municipal obligations) or lend portfolio securities.  Prior to engaging in any such transactions, the Municipal Funds will provide their shareholders with notice and add any additional descriptions concerning the instruments to the Prospectus and this SAI as may be required.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction.  This does not, however, apply to the borrowing policy set forth above.

Non‑Fundamental Investment Limitations

The following are the Funds’ non‑fundamental operating policies, which may be changed by the Board without shareholder approval.

Each Fund may not:

1.  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2.  Purchase securities on margin, except that the Fund may obtain such short‑term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

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3.  Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.  With respect to the Ultra Short Bond Fund, the Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that if the Fund has knowledge that its shares are purchased by another investment company relying on Section 12(d)(1)(G) of the 1940 Act, the Fund will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

4.  Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.

5.  Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls.

6.  With respect to each of the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund and the Core Plus Bond Fund, make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least a 60‑day written notice.

Each Fund’s non‑fundamental investment policies listed above may be changed with the approval of the Board.  Unless noted otherwise, if a percentage restriction set forth in a Fund’s Prospectus or this SAI is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or a Fund’s assets will not constitute a violation of that restriction.  This does not, however, apply to the borrowing policy set forth above.

For purposes of each Fund’s policy to invest a minimum percentage of its assets in investments suggested by the Fund’s name, “assets” is defined as net assets plus borrowings for investment purposes.

NET ASSET VALUE

Shares of the Funds are sold on a continual basis at the net asset value (“NAV”) next computed following receipt of an order in proper form by a dealer, the Funds’ distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  Shares of the Funds may be purchased or redeemed only on days the New York Stock Exchange (“NYSE”) is open.

The NAV per share for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (currently, 3:00 p.m., Central time), Monday through Friday, except on days the NYSE is not open.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV per share of a Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividends accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class.  The result, rounded to the nearest cent, is the NAV per share.

When determining NAV, expenses are accrued and applied daily.  Debt obligations are generally valued using prices provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt obligations purchased with a remaining maturity of 60 days or less are valued as described above, unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium, or, if the Advisor does not believe amortized cost is reflective of the value of the security, the security is priced at fair value as described below.  Investments in mutual funds are valued at their stated NAV.  Common stocks and other equity‑type securities are valued at the last sales price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange (including NASDAQ) for which there were no transactions on a given day, and securities not listed on a national securities exchange (including NASDAQ), are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available or are not priced by an independent pricing service are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board.  In accordance with such procedures, when the primary pricing service does not provide a fully‑evaluated price for a particular security, or has discontinued pricing a security, the Advisor may obtain prices from an alternative independent pricing service.  If a secondary pricing service does not provide a price for the security, the security may be valued using a price provided by a dealer who was the underwriter for the issuance of the security or who makes a market in that security or similar securities.  If prices from an alternative independent pricing service or dealer quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In certain limited circumstances, such as when a new issue security is not priced by a pricing service or a dealer, the security may be temporarily valued by the Advisor using a methodology approved by the Board.  In determining fair value, the valuation committee applies valuation methods approved by the Board and takes into account all relevant factors and available information.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security  or from the values that other mutual funds may determine.

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Market volatility and lack of liquidity in certain sectors of the bond markets may cause the prices of some of the debt obligations held by the Funds to fluctuate significantly from day to day and from period to period.  Most of the debt obligations held by the Funds are priced using evaluated prices provided by independent pricing services.  Evaluated prices for debt obligations are based on various market inputs such as benchmark yields, reported trades, broker‑dealer quotes, issuer spreads, two‑sided markets, comparable debt obligations, bids, offers and reference data, as well as market indicators, and material issuer, industry and economic events.  For mortgage‑ and asset‑backed debt obligations, the pricing service also reviews collateral performance data.  The pricing of certain fixed income securities, particularly under volatile market conditions, is subject to the evaluation inputs used by the respective pricing services and the price evaluator’s judgment.  As a result, prices provided by the Funds’ pricing services may vary significantly on any given day from prices obtained from other sources and from prices that may be obtained from an actual sale of debt obligations.

The calculation of the NAV of a Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE (normally, 3:00 p.m. Central time), and at other times, may not be reflected in the calculation of NAV of the Funds.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services.  Broker‑dealers and other financial intermediaries may be paid by the Advisor or the Distributor for advertising, distribution, administrative, sub‑transfer agency or other shareholder services.  These payments may be in addition to any amounts paid by the Funds under the distribution and shareholder servicing plan adopted by the Board (see “Distribution Plan,” below) or any amounts paid by the Funds for sub-transfer agency or other administrative services.  Depending on the terms of the particular account, broker‑dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided.  Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income.  The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

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Suspension of Redemption Right.  Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.  The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Redemption in Kind.  The Company has filed an election pursuant to Rule 18f‑1 under the 1940 Act which provides that, with respect to redemptions which the Company has the right to satisfy in assets other than cash, each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90‑day period.  Any redemption beyond this amount may be made in assets other than cash.  If so requested by a redeeming shareholder and subject to the Fund’s approval, redemptions in‑kind may be made entirely in securities.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.

Exchange Privilege.  By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine.  The Transfer Agent’s records of such instructions are binding.  The exchange privilege may be modified or terminated at any time upon notice to shareholders.

Shares in the Baird Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt and such redemption will result in a taxable capital gain or loss for federal income tax purposes unless the shares are held by a tax‑exempt investor or are held in a tax‑deferred arrangement such as a 401(k) plan or IRA.  Shares of the new Fund into which the shareholder is investing will be purchased at the NAV per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments.  Exchanges of shares will be available only in states where they may legally be made.

Automatic Investment Plan.  The Funds offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of a Fund on a regular, monthly basis ($100 minimum per transaction).  Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month and applies the amount to the purchase of Fund shares.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House.  No service fee is currently charged by a Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals.  This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices.  In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends.  Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market.  In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

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Systematic Withdrawal Plan.  The Funds offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In‑Kind Payments.  Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus.  For further information about this form of payment, contact the Funds (toll‑free) at 1‑866‑44BAIRD.  In connection with an in‑kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.  You may realize a taxable gain or loss on the contributed securities at the time of the in‑kind securities payment.

Individual Retirement Accounts.  The Company has a plan (the “Traditional IRA”) available for use by individuals with earned income who wish to use shares of a Fund as a funding medium for individual retirement saving.  However, except for rollover contributions, an individual who has attained, or will attain, age 70 ½ before the end of the taxable year may only contribute to a Traditional IRA for his or her non‑working spouse under age 70 ½.

The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income.  For 2017, a single individual with adjusted gross income of up to $133,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $196,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

The Company permits certain employers (including self‑employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.

Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only).  The Company also has available a simplified tax‑favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”).  If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”).  Each eligible employee may choose to defer a percentage of his or her pre‑tax compensation to the employee’s SIMPLE IRA.  The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s compensation.  Alternatively, the employer may make an annual non‑discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s compensation.

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In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and net capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds.  Any person who wishes to establish a retirement plan account may do so by contacting the Funds (toll‑free) at 1‑866‑44BAIRD.  The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation.  The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of fifteen series (eight of which are listed below) (each, a “series” or “Fund”).  Each series is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) and consists of the number of shares set forth next to its Fund name in the table below:

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Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares in Each Series

Investor Class	Ultra Short Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Short‑Term Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Intermediate Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Aggregate Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Core Plus Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Short‑Term Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Quality Intermediate Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Core Intermediate Municipal Bond Fund	Indefinite
Institutional Class		Indefinite

The remaining series of common stock representing currently outstanding interests in six other investment portfolios are described in a separate SAI.  The Board may classify or reclassify any particular class of shares into one or more additional series or classes.  Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in distributions of net investment income and net capital gains by the respective class of shares and in the residual assets of the respective class in the event of liquidation.  However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the distribution and shareholder servicing plan (see “Distribution Plan,” below).

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ADDITIONAL INFORMATION CONCERNING TAXES

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code and to distribute its income to shareholders each year so that the Fund itself generally will be relieved of federal income and excise taxes.  However, if a Fund were to fail to qualify as a regulated investment company and were unable to obtain relief from such failure: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a regular corporation, although corporate shareholders could be eligible for the dividends‑received deduction and non‑corporate shareholders could be eligible for qualified dividend income treatment if available.  This double taxation would increase the cost of investing in a Fund for shareholders and would make it more economical for shareholders to invest directly in debt obligations held by the Fund instead of investing indirectly in such debt obligations through the Fund.

The Municipal Funds intend to invest all, or substantially all, of their assets in qualifying municipal debt obligations, the interest on which is generally exempt from the regular federal income tax and the federal AMT.  For a Fund to pay tax-exempt distributions for any taxable year, at least 50% of the aggregate value of its assets at the close of each quarter of its taxable year must consist of municipal obligations that qualify under Section 103 of the Code.  All or a portion of a tax-exempt distribution declared by the Municipal Funds may consist of income attributable to certain private activity bonds which are treated as preference items and must be taken into account in calculating an individual and corporate shareholder’s alternative minimum tax.  Tax-exempt distributions may also be subject to state or local income taxes.

The Municipal Funds are designed to provide investors with current tax‑exempt interest income.  The Municipal Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax‑exempt income irrespective of fluctuations in principal.  Shares of the Municipal Funds may not be suitable for tax‑exempt institutions, or for retirement plans qualified under Section 401 of the Code, H.R. 10 (Keogh) plans and individual retirement accounts (“IRAs”) because such plans and accounts are generally tax‑exempt or tax‑deferred and, therefore, would gain no additional benefit from the Municipal Funds’ distributions being tax‑exempt, and such distributions ultimately would be taxable to the beneficiaries when distributed to them.  In addition, the Municipal Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by private activity bonds or “related persons” thereof.  “Substantial user” is defined under U.S. Treasury Regulations to include a non‑exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities, or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired.  “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

The Short-Term Municipal Bond Fund is the successor to portfolio securities of a separately managed account held by an affiliate of the Advisor (the “Affiliated Account”), and the Short-Term Municipal Bond Fund has succeeded to the tax basis of the assets acquired from the Affiliated Account.  As the Short-Term Municipal Bond Fund sells portfolio securities that were acquired from the Affiliated Account, any unrealized gain inherent in such securities at the time the Short-Term Municipal Bond Fund acquired such securities, along with any appreciation that occurred while the Fund held such securities, may be recognized by the Fund, and any such recognized gain will be distributed to Fund shareholders and will be taxable to them for federal income tax purposes.  Accordingly, you may be taxed on appreciation that occurred before you purchased shares of such Fund, including appreciation that occurred prior to such Fund’s acquisition of portfolio securities from the Affiliated Account.

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Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income, and (ii) distributions of net capital gain and the gross proceeds of a sale, exchange or redemption of Fund shares paid after December 31, 2018 to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement with the United States), and (B) certain “non-financial foreign entities” unless such entity certifies to a Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund is required to report to the IRS the cost basis of shares acquired by certain shareholders on or after January 1, 2012 (“covered shares”) when the shareholder sells, exchanges or redeems such shares.  These requirements do not apply to shares held through a tax‑deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax‑exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies.  Shares acquired before January 1, 2012 (“non‑covered shares”) are treated as if held in a separate account from covered shares.  The Funds are not required to determine or report a shareholder’s cost basis in non‑covered shares and are not responsible for the accuracy or reliability of any information provided for non‑covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, exchange or redemption of a share results in a gain or loss.  If you sell, exchange or redeem covered shares of a Fund during any year, then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.

A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values.  If a shareholder does not affirmatively elect a cost basis method, a Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS‑approved cost basis method to calculate the cost basis in its covered shares.  The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

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Capital Loss Carryovers

As of December 31, 2016, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Character	Year of Expiration
Ultra Short Bond Fund	$86,934	Short‑Term	Indefinitely
	139,939	Long‑Term	Indefinitely
Quality Intermediate Municipal Bond Fund	3,863,605	Short‑Term	Indefinitely
	2,177,039	Long‑Term	Indefinitely

To the extent that a Fund realizes future capital gains, such gains will be reduced by any unused capital loss carryover as permitted by the Code which may in turn decrease the amount of taxable distributions made by the Fund.  If a Fund incurs net capital losses in future taxable years, those losses will be carried forward to one or more subsequent taxable years without expiration, and the losses will retain their character as either short‑term or long‑term.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Company (including the Funds) are managed under the direction of the Board.  The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or the Wisconsin Business Corporation Law (WBCL).  Under the 1940 Act, shareholder meetings are required to vote on director nominees, to approve an investment advisory agreement and to change fundamental investment policies.  Under the Company’s By‑Laws, the Company is not required to hold an annual meeting in any year in which the 1940 Act does not require a shareholder vote to elect directors, approve the Company’s investment advisory agreement, ratify the independent auditors or approve the Company’s distribution agreement.

Board Leadership Structure

The Board is comprised of four Independent Directors – John W. Feldt, Frederick P. Stratton, Jr., Marlyn J. Spear and G. Frederick Kasten, Jr. – and one Interested Director – Cory L. Nettles.  Mr. Kasten, an Independent Director, serves as Chairman of the Board.  The Board has established two standing committees – the Audit Committee and the Nominating Committee.  Ms. Spear, an Independent Director, serves as the Chair of the Audit Committee.  The Audit Committee and the Nominating Committee are each comprised entirely of Independent Directors.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Directors on the Nominating Committee select and nominate all candidates for Independent Director positions.

Each Director was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below.  The Board reviews its leadership structure regularly.  The Board believes that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

The Board’s role is one of oversight rather than management.  The Board’s committee structure assists with this oversight function.  The Board’s oversight extends to the Funds’ risk management processes.  Those processes are overseen by Fund officers, including the President, Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.

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The Advisor reports to the Board, on a regular and as‑needed basis, on actual and possible risks affecting the Funds and the Company as a whole.  The Advisor reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.

The Board has appointed the CCO who meets quarterly in executive session with the Directors and who participates in the Board’s regular meetings.  In addition, the CCO presents an annual report to the Board regarding the operation of the Funds’ compliance policies and procedures and those of the Fund’s principal service providers.  The CCO, together with the other Fund officers, regularly discusses risk issues affecting the Company during Board meetings.  The CCO also provides updates to the Board on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or representatives of the Advisor’s legal department report to the Board in the event any significant risk issues arise in between Board meetings.

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table.  Each officer and Director holds the same positions with the Company and each Fund.

Name, Address and Age (as of 12/31/1 6 )	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
G. Frederick Kasten, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 7 7	Independent Director and Chairman	Indefinite; Since September 2000	Retired; Chairman, the Advisor (January 2000‑December 2005).	14	Director of Regal‑Beloit Corporation, a manufacturing company (1995‑2011).
John W. Feldt c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 7 4	Independent Director	Indefinite; Since September 2000	Retired; Senior Vice President‑Finance, University of Wisconsin Foundation (1985‑2006).	14	Director of Thompson IM Funds, Inc., a mutual fund complex (3 portfolios), since 1987.
Frederick P. Stratton, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 7 7	Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003.	14
Director of Weyco Group, Inc., a men’s footwear distributor, since 1976; Director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC (1987‑2012).

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Name, Address and Age (as of 12/31/1 6 )	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Marlyn J. Spear, CFA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 6 3	Independent Director	Indefinite; Since January 2008	Retired; Chief Investment Officer, Building Trades United Pension Trust Fund (July 1989-December 2016).	14	Management Trustee of AFL‑CIO Housing Investment Trust, a mutual fund complex (1 portfolio), since 1995.
Interested Director
Cory L. Nettles* Generation Growth Capital, Inc. 411 East Wisconsin Ave Suite 1710 Milwaukee, WI 53202 Age: 4 6	Interested Director	Indefinite; Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity fund, since March 2007; Of Counsel, Quarles & Brady LLP, a law firm (January 2005-December 2016).	14	Director of Weyco Group, Inc., a men’s footwear distributor since 2007; Director of Associated Banc‑Corp, since 2013.

*
Mr. Nettles is considered an “interested person” of the Company (as defined in the 1940 Act) because of his previous association with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate, trademark and miscellaneous securities related matters that did not relate to the Company or the Funds.  The Advisor has invested in and may in the future invest in private equity funds managed by Generation Growth Capital, Inc., a company of which Mr. Nettles is affiliated, through its division, Baird Capital.

Officers
Name, Address and Age (as of 12/31/1 6 )	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mary Ellen Stanek 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 60	President	Re‑elected by Board annually; Since September 2000	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of the Advisor, since March 2000; Director, Baird Kailash Group, LLC (December 2013-May 2016).
Charles B. Groeschell 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 6 3	Vice President	Re‑elected by Board annually; Since January 2010	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of the Advisor, since February 2000.

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Name, Address and Age (as of 12/31/1 6 )	Position(s) Held with the Company
Angela M. Palmer 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 4 5	Chief Compliance Officer and AML Compliance Officer	Re‑elected by Board annually; Since March 2014
Chief Compliance Officer, the Advisor, since March 2014; Anti‑Money Laundering Compliance Officer since May 2015; Director, the Advisor since July 2014; Senior Vice President, the Advisor (March 2014‑July 2014); Chief Compliance Officer RIAs US, BMO Financial Group (January 2013‑March 2014); Chief Compliance Officer Institutional RIAs (March 2012‑January 2013); Vice President BMO Harris Bank N.A. (July 2011‑March 2014); Chief Compliance Officer, Taplin, Canida & Habacht, LLC (December 2008‑March 2014); Chief Compliance Officer and Vice President M&I Investment Management Corp. (June 2006‑May 2012); Assistant Secretary, M&I Investment Management Corp. (April 2010‑May 2012); Vice President, Marshall & Ilsley Trust Company N.A. (June 2006‑August 2012).

Terrance P. Maxwell 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 5 6	Treasurer	Re‑elected by Board annually; Since March 2015
Chief Financial Officer, the Advisor, since March 2015; Manager, Greenhouse Funds, LP, an affiliate of the Advisor, since April 2014; Trustee, Investors Real Estate Trust, since November 2013; Director of Corporate Development and Strategic Investment, the Advisor (May 2014 – March 2015); Lecturer at University of Wisconsin – Madison(August 2011 – May 2014); and consultant and Director of Flatirons Solutions, a portfolio company of Baird Capital Partners (April 2011 – June 2012).

Charles M. Weber 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 5 3	Secretary	Re‑elected by Board annually; Since September 2005
Senior Associate General Counsel, the Advisor, since January 2013; Managing Director, the Advisor, since January 2009; Chief Compliance Officer and Secretary, Baird Kailash Group, LLC (July 2013-May 2016); Associate General Counsel, the Advisor (July 2005‑December 2012).

Peter J. Hammond 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 5 3	Vice President	Re‑elected by Board annually; Since August 2012
Senior Vice President, the Advisor since March 2012; Vice President, Baird Kailash Group, LLC (July 2013-May 2016); Executive VP and Chief Administrative Officer, UMB Fund Services (September 1996 to March 2012).

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Name, Address and Age (as of 12/31/1 6 )	Position(s) Held with the Company
Dustin J. Hutter 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 40	Assistant Treasurer	Re‑elected by Board annually; Since February 2011
Director of Finance Services, the Advisor, since August 2015; Treasurer, Baird Kailash Group, LLC (July 2013-May 2016); Director of Reporting and Analysis, Capital Markets Finance, the Advisor (February 2013-August 2015); Senior Vice President, the Advisor, (January 2011-January 2013); Assistant Controller, the Advisor (January 2006‑January 2013).

Andrew D. Ketter 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 4 2	Assistant Secretary	Re‑elected by Board annually; Since February 2011
Associate General Counsel, the Advisor, since September 2010; Director, the Advisor, since July 2014, Senior Vice President, the Advisor, (January 2014‑June 2014); First Vice President, the Advisor (September 2010‑December 2013).

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Director of the Company.

John W. Feldt.  Mr. Feldt has served as a Director of the Company since September 2000.  He serves as an independent director of Thompson IM Funds, Inc., a mutual fund complex with three portfolios.  He also served as an independent trustee of Nakoma Mutual Funds, a mutual fund complex with one portfolio, from March 2006 to November 2011.  While employed with the University of Wisconsin Foundation, Mr. Feldt served as Senior Vice President‑Finance from 1985 to 2006, as Vice President‑Finance from 1980 to 1985 and as Associate Director from 1967 to 1980.  Through his experience as a director and trustee of mutual funds and his business experience, Mr. Feldt is experienced with financial, accounting, regulatory and investment matters.

Frederick P. Stratton, Jr.  Mr. Stratton has served as a Director of the Company since May 2004.  He also serves as an independent director of Weyco Group, Inc., a men’s footwear distributor.  He served as an independent director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC from 1987 to 2012.  Mr. Stratton has served as Chairman Emeritus of Briggs & Stratton Corporation, a manufacturing company, since 2003.  At Briggs & Stratton Corporation, he also served as Chairman from 2001 to 2002 and Chairman and CEO from 1986 to 2001.  While at Briggs & Stratton Corporation, Mr. Stratton had management responsibilities for the company’s retirement trust assets.  In addition, prior to joining Briggs & Stratton Corporation, he spent eight years as an investment analyst and was a CFA charterholder.  Through his board experience with mutual funds and public companies and his business experience, Mr. Stratton is experienced with financial, accounting, regulatory and investment matters.

Marlyn J. Spear, CFA.  Ms. Spear has served as a Director of the Company since January 2008.  She serves as Management Trustee of AFL‑CIO Housing Investment Trust, a mutual fund complex with one portfolio, since 1995 and served as Chief Investment Officer of the Building Trades United Pension Trust Fund from 1989 to 2016.  She served as Investment Officer of Northwestern Mutual Financial Network from 1988 to 1989, as Assistant Vice President of Firstar Trust Company from 1978 to 1987 and as Financial Analyst of Harco Holdings, Inc. from 1976 to 1978.  Ms. Spear has earned the Chartered Financial Analyst designation.  Through her experience as a director and trustee of mutual funds and her business experience, Ms. Spear is experienced with financial, accounting, regulatory and investment matters.

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G. Frederick Kasten, Jr.  Mr. Kasten has served as a Director and Chairman of the Company since September 2000.  He also served as an independent director of Regal‑Beloit Corporation, a manufacturing company from 1995 to 2011.  Mr. Kasten has held numerous positions with the Advisor including Chairman from 2000 to 2005, Chairman and CEO from 1998 to 2000, President, Chairman and CEO from 1983 to 1998, and President from 1979 to 1983.  Through his board experience with mutual funds and public companies and his business experience, Mr. Kasten is experienced with financial, accounting, regulatory and investment matters.

Cory L. Nettles.  Mr. Nettles has served as a Director of the Company since January 2008.  He serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and Associated Banc‑Corp.  He previously served as a director of The PrivateBank, a financial institution from January 2007 to October 2010.  Mr. Nettles has served as Managing Director of Generation Growth Capital, Inc., a private equity fund, since 2007.  He was Of Counsel at Quarles & Brady LLP, a law firm, from 2005 to 2016.  Mr. Nettles served as Secretary of the Wisconsin Department of Commerce from 2003 to 2005 and as a senior advisor to Baird Capital, a division of the Advisor from February 2011 to January 2012.  Through his experience with investment funds and public companies, his employment experience and his legal training and practice, Mr. Nettles is experienced with financial, accounting, legal, regulatory and investment matters.

Board Committees

The Board has two standing committees — an Audit Committee and a Nominating Committee.  The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi‑annually.  During the fiscal year ended December 31, 2016, the Audit Committee met two times.  John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Audit Committee.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary.  During the fiscal year ended December 31, 2016, the Nominating Committee met once.  John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Nominating Committee.  The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders.  Shareholders who wish to recommend a Director nominee may do so by submitting the appropriate information about the candidate to the Company’s Secretary.

A Valuation Committee, which is not comprised of members of the Board, was established by the Board.  The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, determining the fair value of securities and other investments of the Funds when market prices are not readily available or are deemed to be inaccurate or prices are not otherwise provided by a third‑party pricing service approved by the Board or an independent dealer, after considering all relevant factors.  The Valuation Committee’s fair value determinations are subsequently reported to the Board.  The Valuation Committee meets as necessary when a price is not readily available.  During the fiscal year ended December 31, 2016, the Valuation Committee met seven times with respect to the Funds.

Board Compensation

With respect to fiscal year 2016, each Director received an annual fee of $80,000, plus $7,000 per Board meeting attended ($3,000 per meeting attended by telephone).  In addition, each Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings.  Committee members do not receive additional compensation for committee meetings attended.  Officers of the Funds receive no compensation or expense reimbursement from the Company or the Advisor for serving in such capacity, except that the Advisor pays compensation to Angela M. Palmer for her services as Chief Compliance Officer of the Funds.  Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses.  Pursuant to the Administration Agreement discussed under “Investment Advisory and Other Services” in this SAI, the Advisor assumes and pays all compensation payable to the Directors for overseeing the Funds.  For the fiscal year ended December 31, 2016, the Directors received the following compensation from the Funds and other series of the Company:

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Name of Director	Aggregate Compensation from Funds(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(2)
John W. Feldt	$0	$0	$0	$44,143
G. Frederick Kasten, Jr.	$0	$0	$0	$44,143
Marlyn J. Spear	$0	$0	$0	$44,143
Frederick P. Stratton, Jr.	$0	$0	$0	$44,143
Cory L. Nettles	$0	$0	$0	$44,143
(1)
During fiscal 2016, compensation received by the Directors for overseeing the Funds discussed in this SAI totaled $70,857 for each of John W. Feldt, Marlyn J. Spear, Frederick P. Stratton, Jr., Cory L. Nettles, and G. Frederick Kasten, Jr.  Pursuant to an Administration Agreement discussed under “Investment Advisory and Other Services” in this SAI, the Advisor assumes and pays all compensation payable to the Directors for overseeing the Funds.

(2)
Compensation shown in the above table for this column represents compensation paid directly by six of the other series of the Company.  For fiscal 2016, compensation received by the Directors for overseeing all series of the Company, including the other funds within the Fund Complex (not discussed in this SAI), totaled $115,000 each for John W. Feldt, G. Frederick Kasten, Jr., Marlyn J. Spear, Frederick P. Stratton, Jr. and Cory L. Nettles.

Board Ownership of the Funds

As of December 31, 2016, none of the independent directors of the Funds owned securities beneficially or of record in the Advisor, Distributor or any of its affiliates.  As of December 31, 2016, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own Institutional Class shares):

Name of Director	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies

Ultra Short Bond Fund
John W. Feldt	None
Marlyn J. Spear	Over $100,000
Frederick P. Stratton, Jr.	Over $100,000
G. Frederick Kasten, Jr.	None
Cory L. Nettles	None

Short-Term Bond Fund
John W. Feldt	None
Marlyn J. Spear	Over $100,000
Frederick P. Stratton, Jr.	Over $100,000
G. Frederick Kasten, Jr.	Over $100,000
Cory L. Nettles	None

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Name of Director	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Intermediate Bond Fund
John W. Feldt	None
Marlyn J. Spear	None
Frederick P. Stratton, Jr.	Over $100,000
G. Frederick Kasten, Jr.	None
Cory L. Nettles	None

Aggregate Bond Fund
John W. Feldt	None
Marlyn J. Spear	None
Frederick P. Stratton, Jr.	None
G. Frederick Kasten, Jr.	None
Cory L. Nettles	None

Core Plus Bond Fund
John W. Feldt	None
Marlyn J. Spear	Over $100,000
Frederick P. Stratton, Jr.	None
G. Frederick Kasten, Jr.	None
Cory L. Nettles	None

Short‑Term Municipal Bond Fund
John W. Feldt	None
Marlyn J. Spear	None
Frederick P. Stratton, Jr.	None
G. Frederick Kasten, Jr.	None
Cory L. Nettles	None

Quality Intermediate Municipal Bond Fund
John W. Feldt	None
Marlyn J. Spear	Over $100,000
Frederick P. Stratton, Jr.	Over $100,000
G. Frederick Kasten, Jr.	Over $100,000
Cory L. Nettles	None

Core Intermediate Municipal Bond Fund
John W. Feldt	Over $100,000
Marlyn J. Spear	None
Frederick P. Stratton, Jr.	None
G. Frederick Kasten, Jr.	Over $100,000
Cory L. Nettles	None

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of the Fund or who acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of the Fund.  As of April 1, 2017, the following shareholders are known by the Funds to own of record or to beneficially own 5% or more of the outstanding shares of a class of a Fund:

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Ultra Short Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC 200 Liberty Street New York, NY 10281	Institutional	36.72%	Record	Fidelity Global Brokerage Group, Inc.	DE
Mac & Co., LLC P.O. Box 3198 500 Grant Street Pittsburgh, PA 15219-2502	Institutional	12.26%	Record	N/A	N/A
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	Institutional	10.53%	Record	N/A	N/A
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Institutional	6.20%	Record	N/A	N/A
Mac & Co., LLC P.O. Box 3198 500 Grant Street Pittsburgh, PA 15219-2502	Institutional	5.12%	Record	N/A	N/A
Duraform Lane LLC 4375 Duraform Lane DeForest, WI 53598	Investor	29.07%	Beneficial	N/A	N/A
National Financial Services LLC 200 Liberty Street New York, NY 10281	Investor	25.47%	Record	Fidelity Global Brokerage Group, Inc.	DE
Lowcountry Land Trust Inc. East Cooper Fund 43 Wentworth Street Charleston, SC 29401-1621	Investor	14.99%	Beneficial	N/A	N/A
Gordon Hunter C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	8.72%	Beneficial	N/A	N/A
Barbara Miller Beale & Barbara Beale Miller TTEES Beale Family Trust U/A DTD 01/01/08 C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	5.26%	Beneficial	N/A	N/A

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Short-Term Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC 200 Liberty Street New York, NY 10281	Institutional	26.52%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	7.86%	Record	N/A	N/A
UBATCO & Co FBO College Savings Group P.O. Box 82535 Lincoln, NE 68501-2535	Institutional	5.70%	Record	N/A	N/A
National Financial Services LLC 200 Liberty Street New York, NY 10281	Investor	42.09%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	25.92%	Record	The Charles Schwab Corporation	DE
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Investor	8.72%	Record	N/A	N/A

Intermediate Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC 200 Liberty Street New York, NY 10281	Institutional	21.90%	Record	N/A	N/A
PNC Bank National Association 8800 Tinicum Boulevard Philadelphia, PA 19153-3198	Institutional	12.62%	Record	N/A	N/A
BMO Harris Bank NA 111 West Monroe Street Chicago, IL 60603-4014	Institutional	10.75%	Record	N/A	N/A
Keybank NA P.O. Box 94871 Cleveland, OH 44101-4871	Institutional	8.97%	Record	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	8.18%	Record	N/A	N/A
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Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Capinco C/O US Bank NA P.O. Box 1787 Milwaukee, WI 53201-1787	Institutional	6.13%	Record	N/A	N/A
National Financial Services LLC 200 Liberty Street New York, NY 10281	Investor	80.17%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	5.96%	Record	N/A	N/A

Aggregate Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services LLC 200 Liberty Street New York, NY 10281	Institutional	38.33%	Record	Fidelity Global Brokerage Group, Inc.	DE
Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716-1100	Institutional	11.74%	Record	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	10.16%	Record	N/A	N/A
PNC Bank National Association 8800 Tinicum Boulevard Philadelphia, PA 19153-3198	Institutional	6.03%	Record	N/A	N/A
National Financial Services LLC 200 Liberty Street New York, NY 10281	Investor	55.60%	Record	Fidelity Global Brokerage Group, Inc.	DE
Fascore LLC Cnty Comm Corp Brd of Dir Trustee FBO Cnty Comm Assoc of Ohio DCP 8515 East Orchard Road 2T2 Greenwood Village, CO 80111-5002	Investor	9.98%	Beneficial	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	9.10%	Record	N/A	N/A

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Core Plus Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	29.31%	Record	The Charles Schwab Corporation	DE
National Financial Services LLC 200 Liberty Street New York, NY 10281	Institutional	22.04%	Record	N/A	N/A
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Investor	7.06%	Record	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	73.13%	Record	The Charles Schwab Corporation	DE
National Financial Services LLC 200 Liberty Street New York, NY 10281	Investor	17.55%	Record	N/A	N/A

Short Term Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	33.64%	Record	The Charles Schwab Corporation	DE
Northern Trust FBO PRL Investments P.O. Box 92956 Chicago, IL 60675-2956	Institutional	18.03%	Beneficial	N/A	N/A
National Financial Services LLC 200 Liberty Street New York, NY 10281	Institutional	12.06%	Record	N/A	N/A
Baird Financial Corp. 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	7.85%%	Beneficial	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	45.74%	Record	The Charles Schwab Corporation	DE
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Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Mark Finerman C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	17.50%	Beneficial	N/A	N/A
National Financial Services LLC 200 Liberty Street New York, NY 10281	Investor	6.11%	Record	N/A	N/A

Quality Intermediate Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	27.94%	Record	The Charles Schwab Corporation	DE
National Financial Services LLC 200 Liberty Street New York, NY 10281	Institutional	26.95%	Record	Fidelity Global Brokerage Group, Inc.	DE
RAM IIC Inc. 76 Saint Paul Street, Suite 500 Burlington, VT 05401-4477	Institutional	5.00%	Beneficial	N/A	N/A
National Financial Services LLC 200 Liberty Street New York, NY 10281	Investor	48.04%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	36.66%	Record	The Charles Schwab Corporation	DE

Core Intermediate Municipal Bond Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	5.44%	N/A	N/A	Record
National Financial Services LLC 200 Liberty Street New York, NY 10281	Investor	7.20%	Record	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	52.46%	Record	The Charles Schwab Corporation	DE

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Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Paul E. Marshall & Carolyn R. Marshall JT TEN WROS C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	16.93%	Beneficial	N/A	N/A
Faye Downs C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	8.47%	Beneficial	N/A	N/A

As of March 31, 2017, the officers and Directors of the Company beneficially owned (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934, as amended) 1.80% and 1.49% of the outstanding Investor Class shares of the Core Intermediate Municipal Bond Fund and Short-Term Municipal Bond Fund and did not own any Investor Class shares of any other Fund and beneficially owned less than 1% of the outstanding Institutional Class shares of the Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund, Core Plus Bond Fund, Quality Intermediate Municipal Bond Fund and Core Intermediate Municipal Bond Fund and as of March 31, 2017, the officers and Directors of the Company beneficially owned 3.92% of the Short-Term Municipal Bond Fund.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

Debt obligations purchased and sold by the Funds are generally traded in the over‑the‑counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.  The cost of debt obligations purchased from underwriters includes an underwriting commission or concession, and the prices at which debt obligations are purchased from and sold to dealers include a dealer’s mark‑up or mark‑down.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio debt obligations directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be in the Fund’s interests.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over‑the‑counter market in exchange for negotiated brokerage commissions.  Accordingly, the cost of transactions may vary among different brokers.  With respect to over‑the‑counter transactions, the Advisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

The investment advisory agreement between the Company and the Advisor provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor will seek to obtain the most favorable prices and at reasonable commission rates.  In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis.  In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Agreement authorizes the Advisor to cause the Funds to pay commissions for brokerage and research services, a practice commonly referred to as “soft dollars.”  The Advisor has adopted a soft dollar policy requiring it to undertake a three‑step analysis to determine whether a research product or service falls within the Section 28(e) safe harbor.  First, the Advisor must determine whether the product or service constitutes eligible research services under Section 28(e).  Second, the Advisor must determine whether the product or service actually provides lawful and appropriate assistance in the performance of the Advisor’s investment decision‑making responsibilities.  Third, the Advisor must make a good faith determination that the amount of the commissions paid by the Funds and other clients of the Advisor is reasonable in light of the value of the research and brokerage products and services provided by the broker‑dealer effecting the transaction.

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The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Advisor in performing its investment decision‑making responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets.  Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in securities; meetings with corporate executives arranged by a broker‑dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software, financial, trade, industry and investment‑related publications marketed to a narrow audience; and market, economic, political, company‑specific and other data providing substantive content.  The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer.  The Advisor does not currently use soft dollars for the Funds.  There are no directed brokerage arrangements involving the use of commissions for the Funds in exchange for research services.  In considering dealers through which the Advisor will buy or sell fixed income securities for the Funds, the Advisor will select the dealers that provide the best price and execution.  However, the Advisor may place a trade for a fixed income debt obligation with a dealer that provides research services to the Advisor so long as the price to be paid by the dealer is not worse than prices provided by other dealers for the same debt obligation.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to it by the Funds.  The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds.  Research services furnished by firms through which a Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised.  Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).

Brokerage may not be allocated based on the sale of Fund shares.  The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio debt obligations will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor, or an affiliated person of the Advisor (as such term is defined in the 1940 Act), acting as principal.  However, pursuant to SEC rules, the Funds may engage the Advisor or an affiliate of the Advisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis.  To date, the Funds have not done so.  The Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or an affiliated person is a member, except to the extent permitted by the SEC.  The Funds may purchase securities through underwritings in which U.S. Bank N.A. or an affiliate is a participant in accordance with the Funds’ affiliated underwriting procedures, which generally require that the participating U.S. Bank affiliate be carved out from any compensation related to an affiliated Fund participation in the offering.

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The Advisor manages numerous accounts in addition to the Funds and many of those accounts hold and invest in the same securities as the Funds.  The Advisor allocates investment opportunities across the Funds and its other similarly managed accounts so that all such accounts receive fair and equitable treatment over time.  In making investment allocations, the Advisor considers the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.  The Funds generally do not invest in initial public offerings of equity securities, so allocations of new issues are usually not required.

The Advisor will, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Funds.  The Advisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices.  However, in some instances, bunching an order for a Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts.  Aggregated orders that can only be partially filled will typically be allocated based on the needs of the clients participating in the aggregated order.  Each account participating in an aggregated order will receive the same execution price.  The Advisor may conduct a series of transactions in debt obligations with similar characteristics to meet the needs of clients not receiving an allocation in a block transaction.

For the fiscal periods ended December 31, 2016, 2015 and 2014, excluding undisclosed dealer commissions or mark‑up/downs, the Funds did not pay any brokerage commissions.  If such undisclosed dealer commissions or mark‑up/downs were included, the Funds’ brokerage commissions would be higher.

Unless otherwise noted below, during the fiscal year ended December 31, 2016, the Funds did not acquire securities of their regular brokers or dealers (as defined in Rule 10b‑1 under the 1940 Act):

Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 12/31/1 6 )*

Ultra Short Bond Fund	Bank of America N.A.	$2,015,490
	Barclays Investments Ltd.	1,097,713
	Citigroup Global Markets, Inc.	2,703,199
	Credit Suisse	1,499,961
	Deutsche Bank Trust Co.	1,843,534
	Goldman Sachs & Co.	2,349,130
	HSBC Investment Bank PLC	1,248,348
	JP Morgan Chase	2,265,527
	Morgan Stanley & Co., Inc.	1,257,914
	Wells Fargo Bank N.A.	1,517,889

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Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned (as of 12/31/1 6 )*

Short‑Term Bond Fund	Bank of America N.A.	$23,183,212
	Barclays Investments Ltd.	12,353,475
	Citigroup Global Markets, Inc.	12,384,968
	Credit Suisse	13,274,504
	Deutsche Bank Trust Co.	17,588,668
	Goldman Sachs & Co.	26,206,796
	HSBC Investment Bank PLC	11,918,263
	JP Morgan Chase	17,806,889
	Morgan Stanley & Co., Inc.	18,730,159
	Wells Fargo Bank N.A.	5,896,572

Intermediate Bond Fund	Bank of America N.A.	$13,378,126
	Barclays Investments Ltd.	4,596,543
	Citigroup Global Markets, Inc.	8,405,774
	Credit Suisse	12,164,899
	Deutsche Bank Trust Co.	12,048,867
	Goldman Sachs & Co.	12,939,429
	HSBC Investment Bank PLC	11,280,234
	JP Morgan Chase	18,645,285
	Morgan Stanley & Co., Inc.	17,210,051
	Wells Fargo Bank N.A.	12,028,640

Aggregate Bond Fund	Bank of America N.A.	$48,071,356
	Barclays Investments Ltd.	35,306,752
	Citigroup Global Markets, Inc.	45,408,381
	Credit Suisse	40,624,061
	Deutsche Bank Trust Co.	51,840,011
	Goldman Sachs & Co.	44,459,369
	HSBC Investment Bank PLC	52,362,139
	JP Morgan Chase	63,659,725
	Morgan Stanley & Co., Inc.	50,946,008
	Wells Fargo Bank N.A.	43,358,521

Core Plus Bond Fund	Bank of America N.A.	$61,154,431
	Barclays Investments Ltd.	55,573,674
	Citigroup Global Markets, Inc.	53,937,217
	Credit Suisse	54,564,437
	Deutsche Bank Trust Co.	67,150,419
	Goldman Sachs & Co.	76,194,415
	HSBC Investment Bank PLC	61,462,438
	JP Morgan Chase	77,937,317
	Morgan Stanley & Co., Inc.	64,962,439
	Wells Fargo Bank N.A.	53,274,614

* All of the securities represent corporate debt obligations of the regular broker-dealer or its affiliate.

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INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Pursuant to an Investment Advisory Agreement, as amended (the “Advisory Agreement”), Robert W. Baird & Co. Incorporated (“Baird”), 777 East Wisconsin Avenue, Milwaukee, WI 53202, furnishes continuous investment advisory services and management to the Funds.  The Advisor is an investment advisory and brokerage firm formed in the State of Wisconsin on December 29, 1919.

Baird is owned indirectly by its employees  through several holding companies.  Baird is owned directly by Baird Financial Corporation (“BFC”).  BFC is, in turn, owned by Baird Holding Company (“BHC”).  BHC is owned by Baird Financial Group, Inc. (“BFG”), which is the ultimate parent company of Baird.  Employees of Baird own substantially all of the outstanding stock of BFG.

The Advisory Agreement will contine in effect year-to-year, subject to the annual approval by (a) a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the full Board or by the Fund’s shareholders.  The Advisory Agreement with respect to each Fund was most recently approved by the Independent Directors on August 25, 2016.  The Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60‑day notice.  Under the terms of the Advisory Agreement, the Advisor supervises the management of the Funds’ investments and business affairs, subject to the supervision of the Board.  The Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities.  These expenses do not include the cost of securities and other investments purchased or sold for a Fund and do not include brokerage commissions and any other transaction charges.  Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

As compensation for its advisory services, the Funds pay to the Advisor a monthly management fee at the annual rate of 0.25% of the average daily NAV of the applicable Fund.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of the average daily net assets for the Ultra Short Bond Fund until April 30, 2018.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors.  From time to time, the Advisor may voluntarily waive all or a portion of its management fee for a Fund.  For the fiscal periods ended December 31, 2016, 2015 and 2014, the Funds paid the following management fees to the Advisor under the Advisory Agreement:

Fiscal Period Ended	Management Fee	Waiver	Management Fee after Waiver

Ultra Short Bond Fund
December 31, 2016	$627,831(1)	$(376,698)	$251,133
December 31, 2015	$382,813(2)	$(229,687)	$153,126
December 31, 2014	$66,373	$(39,803)	$26,570

Short-Term Bond
December 31, 2016	$8,861,483(1)	$0	$8,861,483
December 31, 2015	$7,158,726(2)	$0	$7,158,726
December 31, 2014	$5,717,200	$0	$5,717,200

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Fiscal Period Ended	Management Fee	Waiver	Management Fee after Waiver
Intermediate Bond Fund
December 31, 2016	$5,224,454(1)	$0	$5,224,454
December 31, 2015	$4,363,595(2)	$0	$4,363,595
December 31, 2014	$3,317,947	$0	$3,317,947

Aggregate Bond Fund
December 31, 2016	$21,945,447(1)	$0	$21,945,447
December 31, 2015	$13,707,483(2)	$0	$13,707,483
December 31, 2014	$6,003,443	$0	$6,003,443

Core Plus Bond Fund
December 31, 2016	$28,094,917(1)	$0	$28,094,917
December 31, 2015	$21,394,969(2)	$0	$21,394,969
December 31, 2014	$9,618,223	$0	$9,618,223

Short‑Term Municipal Bond Fund(3)
December 31, 2016	$72,028(1)	$0	$72,028
December 31, 2015	$7,871	$0	$7,871
December 31, 2014	N/A	N/A	N/A

Quality Intermediate Municipal Bond Fund
December 31, 2016	$3,013,842(1)	$0	$3,013,842
December 31, 2015	$2,848,817	$0	$2,848,817
December 31, 2014	$2,684,440	$0	$2,684,440

Core Intermediate Municipal Bond Fund(4)
December 31, 2016	$176,925(1)	$0	$176,925
December 31, 2015	$36,577	$0	$36,577
December 31, 2014	N/A	N/A	N/A

(1)	The increases in management fees for the Funds for fiscal year 2015 to 2016 were due to growth in the Funds’ net assets.
(2)	The increases in management fees for the Funds for fiscal year 2014 to 2015 were due to growth in the Funds’ net assets.
(3)	The Short‑Term Municipal Bond Fund’s inception date was August 31, 2015.
(4)	The Core Intermediate Municipal Bond Fund’s inception date was August 31, 2015.

In addition to the Advisory Agreement, the Company, on behalf of the Funds, has entered into an Administration Agreement (the “Administration Agreement”) with the Advisor.  Under the Administration Agreement, the Advisor renders administrative and supervisory services to the applicable Fund.  The Advisor oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations.  The Advisor also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a‑1 under the 1940 Act.  The Advisor is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations.  The Advisor has delegated some of its administrative and other responsibilities to U.S. Bancorp Fund Services, LLC (“USBFS”) and is responsible for paying all fees and expenses of USBFS.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund, excluding management fees, borrowing costs, commissions and other costs directly related to portfolio securities transactions and extraordinary or non‑recurring expenses.  Each Fund also pays expenses which it is authorized to pay pursuant to Rule 12b‑1 under the 1940 Act.

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Pursuant to the Administration Agreement, the Advisor receives a fee that is paid monthly at an annual rate of 0.05% of the applicable Fund’s average daily net assets.  For the fiscal periods ended December 31, 2016, 2015 and 2014, the Funds paid the following administration fees to the Advisor under the Administration Agreement:

Administration Fees Paid During Fiscal Periods Ended December 31,
	2016	2015	2014
Ultra Short Bond Fund	$125,566(1)	$76,562(2)	$13,275
Short‑Term Bond	$1,772,296(1)	$1,431,745(2)	$1,143,440
Intermediate Bond Fund	$1,044,891(1)	$872,719(2)	$663,590
Aggregate Bond Fund	$4,389,089(1)	$2,741,497(2)	$1,200,689
Core Plus Bond Fund	$5,618,984(1)	$4,278,994(2)	$1,923,645
Short‑Term Municipal Bond Fund(3)	$14,406	$1,574	N/A
Quality Intermediate Municipal Bond Fund	$602,768	$569,763	$536,888
Core Intermediate Municipal Bond Fund(4)	$35,385	$7,315	N/A
(1)	The increases in administration fees for the Funds for fiscal year 2015 to 2016 were due to growth in the Funds’ net assets.
(2)	The increases in administration fees for the Funds for fiscal year 2014 to 2015 were due to growth in the Funds’ net assets.
(3)	The Short‑Term Municipal Bond Fund’s inception date was August 31, 2015.
(4)	The Core Intermediate Municipal Bond Fund’s inception date was August 31, 2015.

The Advisor may act as an investment advisor and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Funds.

Proxy Voting Policies

The Funds generally do not vote proxies because they invest in bonds and other fixed income debt obligations which are not entitled to vote.  In the event a Fund invests in voting securities, the Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor, subject to the supervision of the Board.  The Board has also authorized the Advisor to retain a third party proxy voting service, such as Institutional Shareholder Services, Inc. (“ISS”), to provide recommendations on proxy votes.  The Board has approved the proxy voting policies and procedures of the Advisor for the Funds it manages. The Board monitors the implementation of these policies and procedures to ensure that the Advisor’s voting decisions:

•	are consistent with the Advisor’s fiduciary duty to the Funds and their shareholders;
•	seek to maximize shareholder return and the value of Fund investments;
•	promote sound corporate governance; and
•	are consistent with each Fund’s investment objective and policies.

Each Fund’s proxy voting record for the most recent 12‑month period ended June 30, if applicable, is available without charge, either upon request, by calling toll free, 1‑866‑44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com, or both; and by accessing the SEC’s website at http://www.sec.gov.

Proxy Voting Policies – Advisor. The Advisor’s proxy voting policies and procedures provide that the Advisor will typically vote proxies in accordance with the recommendations made by ISS, and in the best interest of clients and Fund shareholders.  However, because ISS’ guidelines do not address all potential voting issues and do not necessarily correspond to the Advisor’s opinions, there may be instances where the Advisor may not vote strictly according to the ISS’ guidelines.  In such a case, the Advisor submits the matter to its proxy voting committee.

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In situations where there is a potential conflict of interest, Baird’s Proxy Voting Sub-Committee will determine the nature and materiality of the conflict.

•
If the conflict is determined to not be material, the Sub-Committee will vote the proxy in a manner the Sub-Committee believes is in the best interests of the client and without consideration of any benefit to Baird or its affiliates.

•	If the potential conflict is determined to be material, Baird’s Proxy Voting Sub-Committee will take one of the following steps to address the potential conflict:

(1)	cast the vote in accordance with the recommendations of ISS or other independent third party;

(2)	refer the proxy to the client or to a fiduciary of the client for voting purposes;

(3)	suggest that the client engage another party to determine how the proxy should be voted;

(4)	if the matter is not addressed by ISS, vote in accordance with management’s recommendation; or

(5)	abstain from voting.

Code of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j‑1 of the 1940 Act.  The Code of Ethics governs the personal securities transactions of directors, officers and employees who may have access to current trading information of the Funds.  The Code of Ethics permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain restrictions.  The Code of Ethics includes pre‑clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

Fund Sub‑Administration

Pursuant to a Sub‑Administration Agreement between USBFS and the Advisor, USBFS provides administrative personnel and services (including blue‑sky services) to the Company and the Funds.  Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Funds and the Company.  All fees and expenses due to USBFS under the Sub‑Administration Agreement are paid by the Advisor, not the Funds.

Custodian

U.S. Bank, 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Funds’ assets.  From time to time, U.S. Bank may be considered an “affiliated person” of the Company for purposes of the 1940 Act as a result of certain of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of one or more series of the Company.  Under the Custody Agreement between U.S. Bank and the Funds (the “Custody Agreement”), U.S. Bank has agreed to (i) maintain separate accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of a Fund’s portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Funds’ operations.  U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Funds with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.  U.S. Bank and USBFS are affiliates.  U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.  All fees and expenses due to U.S. Bank under the Custody Agreement are paid by the Advisor, not the Funds.

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Transfer Agent

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Funds under a Transfer Agent Servicing Agreement (the “Transfer Agent Servicing Agreement”).  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.  All fees and expenses due to USBFS under the Transfer Agent Servicing Agreement are paid by the Advisor, not the Funds.

Fund Accounting

In addition, the Funds have entered into a Fund Accounting Servicing Agreement (the “Accounting Agreement”) with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds.  For the fiscal periods ended December 31, 2016, 2015 and 2014, USBFS did not receive any fees from the Funds under the Accounting Agreement because USBFS was paid for its services by the Advisor pursuant to the Sub‑Administration Agreement between USBFS and the Advisor, as described under “Fund Sub‑Administration,” above.

Financial Intermediaries

From time to time, the Advisor or Distributor may pay, directly or indirectly, amounts to financial intermediaries that provide transfer‑agent type and/or other administrative services relating to the Funds to their customers or other persons who beneficially own interests in the Funds, such as participants in 401(k) plans.  These services may include, among other things, sub‑accounting services, transfer agent‑type services, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications regarding the Funds, and related services as the Funds or the intermediaries’ customers or such other persons may reasonably request.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectus under “The Investment Management Team,” Mary Ellen Stanek, Gary A. Elfe, Charles B. Groeschell, Warren D. Pierson, Daniel A. Tranchita, and M. Sharon deGuzman are jointly responsible for the day‑to‑day management of the Ultra Short Bond Fund, Short‑Term Bond Fund, Intermediate Bond Fund, Aggregate Bond Fund, Core Plus Bond Fund and the Quality Intermediate Municipal Bond Fund.  Duane A. McAllister, Erik R. Schleicher and Joseph J. Czechowicz are jointly responsible for the day‑to‑day management of the Short‑Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund.  Each Portfolio Manager is jointly responsible for the day‑to‑day management of the other accounts set forth in the following table.

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The following provides information regarding other accounts managed by the portfolio managers as of December 31, 2016.

Other Accounts Managed by the Portfolio Managers

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Mary Ellen Stanek
Other Registered Investment Companies	3	$2,165	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	129	$14,070	1	$1,146

Gary A. Elfe
Other Registered Investment Companies	3	$2,165	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	129	$14,070	1	$1,146

Charles B. Groeschell
Other Registered Investment Companies	3	$2,165	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	129	$14,070	1	$1,146

Warren D. Pierson
Other Registered Investment Companies	3	$2,165	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	129	$14,070	1	$1,146

Daniel A. Tranchita
Other Registered Investment Companies	3	$2,165	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	129	$14,070	1	$1,146

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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
M. Sharon deGuzman
Other Registered Investment Companies	3	$2,165	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	129	$14,070	1	$1,146

Duane A. McAllister
Other Registered Investment Companies	3	$2,165	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	129	$14,070	1	$1,146

Erik R. Schleicher
Other Registered Investment Companies	3	$2,165	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	129	$14,070	1	$1,146

Joseph J. Czechowicz
Other Registered Investment Companies	3	$2,165	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	129	$14,070	1	$1,146

The Advisor and its individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Funds, these accounts may include other mutual funds managed on a subadvisory basis, separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio.  The Advisor manages potential conflicts of interest between a Fund and other types of accounts through trade allocation policies and oversight by the Advisor’s investment management departments and compliance department.  Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds and/or other accounts participate in investment transactions involving the same securities.

Compensation of Portfolio Managers

The Advisor compensates portfolio managers with a base salary and an annual incentive bonus (including a minimum guaranteed bonus based on the base salary).  A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities.  A portfolio manager’s bonus is determined primarily by pre‑tax investment performance of the accounts, including the Funds, and the revenues and overall profitability of the Advisor and in certain cases, the revenues from and relation of accounts managed by a particular portfolio manager.  A Fund’s performance is measured relative to the performance of the benchmark index listed in the Funds’ prospectus and is measured on a one‑three‑five‑year basis (or such shorter time as the portfolio manager has managed a Fund), as applicable, with greater weight given to long‑term performance.  Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the Advisor, BHC, BFC, or BFG.  Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private securities offerings sponsored by the Advisor.

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Ownership of Fund Shares by Portfolio Managers

As of December 31, 2016, the portfolio managers beneficially owned the following amounts (by dollar range) in the Funds:

Portfolio Manager	Dollar Range of Equity Securities in the:

Ultra Short Bond Fund
Mary Ellen Stanek	Over $1,000,000
Gary A. Elfe	$50,001 - $100,000
Charles B. Groeschell	$100,001 - $500,000
Warren D. Pierson	$10,001 - $50,000
Daniel A. Tranchita	$10,001 - $50,000
M. Sharon deGuzman	$10,001 - $50,000

Short Term Bond Fund
Mary Ellen Stanek	Over $1,000,000
Gary A. Elfe	Over $1,000,000
Charles B. Groeschell	$100,001 - $500,000
Warren D. Pierson	$500,001 - $1,000,000
Daniel A. Tranchita	$100,001 - $500,000
M. Sharon deGuzman	$10,001 - $50,000

Intermediate Bond Fund
Mary Ellen Stanek	$100,001 - $500,000
Gary A. Elfe	$10,001 - $50,000
Charles B. Groeschell	$100,001 - $500,000
Warren D. Pierson	$100,001 - $500,000
Daniel A. Tranchita	$10,001 - $50,000
M. Sharon deGuzman	$100,001 - $500,000

Aggregate Bond Fund
Mary Ellen Stanek	$500,001 - $1,000,000
Gary A. Elfe	None
Charles B. Groeschell	$100,001 - $500,000
Warren D. Pierson	$10,001 - $50,000
Daniel A. Tranchita	$50,001 - $100,000
M. Sharon deGuzman	$10,001 - $50,000

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Core Plus Bond Fund
Mary Ellen Stanek	Over $1,000,000
Gary A. Elfe	$50,001 - $100,000
Charles B. Groeschell	$100,001 - $500,000
Warren D. Pierson	$1 - $10,000
Daniel A. Tranchita	$10,001 - $50,000
M. Sharon deGuzman	$10,001 - $50,000

Short Term Municipal Bond Fund
Duane A. McAllister	$100,001 - $500,000
Erik R. Schleicher	$10,001 - $50,000
Joseph J. Czechowicz	$10,001 - $50,000

Quality Intermediate Municipal Bond Fund
Mary Ellen Stanek	$100,001 - $500,000
Gary A. Elfe	None
Charles B. Groeschell	None
Warren D. Pierson	$50,001 - $100,000
Daniel A. Tranchita	None
M. Sharon deGuzman	None

Core Intermediate Municipal Bond Fund
Duane A. McAllister	$500,001 - $1,000,000
Erik R. Schleicher	$10,001 - $50,000
Joseph J. Czechowicz	$10,001 - $50,000

DISTRIBUTOR

Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI  53202, also serves as the principal distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”).  The Distributor is registered as a broker‑dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares. As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the Rule 12b‑1 fees payable under the Distribution and Shareholder Servicing Plan, discussed below.

During each of the fiscal periods ended December 31, 2016, 2015 and 2014, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Funds.  The Distributor retained a portion of the Rule 12b‑1 fees, as described below.

DISTRIBUTION PLAN

The Board, including a majority of the Independent Directors, adopted a Distribution and Shareholder Servicing Plan (the “Plan”) for the Investor Class shares of the Funds pursuant to Rule 12b‑1 under the 1940 Act.  The Plan authorizes payments by a Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily NAV attributable to the Investor Class.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of Investor Class shares of the Fund, as determined by the Board.  Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials.  To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases the Investor Class’s expenses from what they would otherwise be.  A Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Baird Fund, expenses will be allocated based on the Fund’s net assets.

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Administration of the Plan is regulated by Rule 12b‑1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Directors, approve agreements implementing the Plan and that the Plan may be continued from year‑to‑year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Amounts Expensed Under the Plan

For the fiscal year ended December 31, 2016, the following amounts were paid by the Funds pursuant to the Plan:

Fund	12b‑1 Payments Paid
Ultra Short Bond Fund	$6,592
Short‑Term Bond Fund	$175,294
Intermediate Bond Fund	$258,062
Aggregate Bond Fund	$1,498,734
Core Plus Bond Fund	$6,387,804
Short Term Municipal Bond Fund	$2,672
Quality Intermediate Municipal Bond Fund	$390,171
Core Intermediate Municipal Bond Fund	$1,637

Of these amounts, payments were made for the following activities:

Actual Rule 12b‑1 Expenditures Incurred by the Funds During the Fiscal Year Ended December 31, 201 6
Fund	Advertising/ Marketing	Printing/ Postage	Payment to distributor	Payment to dealers(1)	Compensation to sales personnel	Other	Total

Ultra Short Bond Fund	$0	$0	$0	$6,592	$0	$0	$6,592
Short‑Term Bond Fund	$0	$0	$0	$175,294	$0	$0	$175,294
Intermediate Bond Fund	$0	$0	$0	$258,062	$0	$0	$258,062

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Actual Rule 12b‑1 Expenditures Incurred by the Funds During the Fiscal Year Ended December 31, 201 6
Fund	Advertising/ Marketing	Printing/ Postage	Payment to distributor	Payment to dealers(1)	Compensation to sales personnel	Other	Total

Aggregate Bond Fund	$0	$0	$0	$1,498,734	$0	$0	$1,498,734
Core Plus Bond Fund	$0	$0	$0	$6,387,804	$0	$0	$6,387,804
Short Term Municipal Bond Fund	$0	$0	$0	$2,672	$0	$0	$2,672
Quality Intermediate Municipal Bond Fund	$0	$0	$0	$390,171	$0	$0	$390,171
Core Intermediate Municipal Bond Fund	$0	$0	$0	$1,637	$0	$0	$1,637
(1)	Includes payments to Baird as a dealer.

Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Funds’ investment advisor and principal underwriter of Fund shares, no “interested person” of a Fund, as defined in the 1940 Act, and no director of the Company has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Funds

The continuation of the Plan is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements.  The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to Investor Class shareholders.  The Board also determined that the Plan is necessary for the Funds to sell Investor Class shares and access important distribution channels.

Shareholder Servicing and Revenue Sharing Payments

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to broker‑dealers and other financial intermediaries who market and sell shares of the Funds and/or who provide various administrative, sub‑accounting and shareholder services.  These payments, are in addition to the 12b‑1 fees payable out of Fund assets to firms that sell Investor Class shares.  The payments may specifically be made in connection with the inclusion of the Funds in certain programs offered by broker‑dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them.  Payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts.  The Distributor currently has agreements with the following firms, under which the Distributor makes ongoing payments in lieu of, or in addition to, the 12b‑1 fee: Benefit Plans Administrators (BPA), BMO Harris Bank, BNY Mellon, Charles Schwab, Edward Jones & Co., Fidelity (National Financial), Great West Life,  J.P. Morgan, John Hancock Insurance, LPL Financial, Morgan Stanley Smith Barney, Merrill Lynch (Financial Data Services), Pershing, PNC, Prudential, Raymond James, TIAA‑CREF, UBS, U.S. Bank National Association, Vanguard and Wells Fargo.
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The Advisor may also pay cash or non‑cash compensation to sales representatives of broker‑dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker‑dealers and other financial intermediaries.

Referral Program

As indicated in the Prospectus, the Distributor has a referral program under which it may pay compensation to registered representatives of the Distributor for their efforts in selling Institutional Class shares of the Funds.  Such compensation will not exceed 0.0625% per year of the value of the Institutional Class share accounts for which the registered representative is responsible.  In addition, registered representatives of the Distributor may receive payments under the Plan with respect to distribution and shareholder services for Investor Class shares of the Funds.

The prospect of receiving, or the receipt of additional payments or other compensation as described above may provide the Distributor’s registered representatives with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”).  Pursuant to the Disclosure Policy, the Company or the Advisor may disclose information about the Funds’ portfolio holdings only in the following circumstances.

•
Each Fund discloses its portfolio holdings by mailing its annual and semi‑annual reports to shareholders approximately two months after the end of the fiscal year and six‑month period.  In addition, the Company discloses the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N‑Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N‑CSR with the SEC within 10 calendar days after mailing its annual and semi‑annual reports to shareholders.

•	The Funds’ full portfolio holdings as of month‑end are posted on the Company’s website within fifteen (15) calendar days after month‑end.

•
The Funds may also provide portfolio holdings information to various ratings agencies, consultants, broker‑dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Company’s website or otherwise publicly available.

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A Fund may elect to not post its portfolio holdings on the Company’s website as described above if the Fund has a valid business reason for doing so.  If a Fund makes such an election, the Fund’s portfolio holdings cannot be selectively disclosed to any person until such information is filed with the SEC or posted to the Company’s website.

In limited circumstances, for the business purposes described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of being filed with the SEC or their publication on the Company’s website.

•
The Advisor may disclose Fund portfolio holdings to the Funds’ service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Funds.  These service providers are required by contract with the Funds to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•
The Advisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Funds, such as the Funds’ legal counsel and independent registered public accounting firm.

•
Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Funds’ portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties.  No compensation or other consideration may be received by the Funds or the Advisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof.  The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor or any other Fund affiliate.

ANTI‑MONEY LAUNDERING PROGRAM

The Company has established an Anti‑Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti‑money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti‑money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications.  The Company will not transact business with any person or entity whose identity cannot be adequately verified.

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Pursuant to the USA PATRIOT Act and the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a governmental agency.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Grant Thornton LLP, Grant Thornton Tower, 171 North Clark Street, Suite 200, Chicago, Illinois 60601, has been selected as independent registered public accounting firm of the Funds.  As such, it is responsible for auditing the financial statements of the Funds.

The audited financial statements for the Funds for the fiscal year ended December 31, 2016, together with the report of Grant Thornton LLP, independent registered public accounting firm, that appear in such Funds’ Annual Report for the fiscal year ended December 31, 2016 are incorporated herein by reference.

COUNSEL

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Company and has passed upon the legality of the shares offered by the Funds.

PERFORMANCE

From time to time, the yield and total return of Investor Class shares and Institutional Class shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.  Performance information is generally available by calling the Funds (toll‑free) at 1‑866‑44BAIRD.

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APPENDIX A - RATINGS DEFINITIONS

S & P Global Ratings Issue Credit Rating Definitions

A S & P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects S & P Global Ratings view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term.  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S & P Global Ratings.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S & P Global Ratings believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

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SPUR (S & P Global Ratings Underlying Rating)
A SPUR rating is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it.  These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue.  S & P Global Ratings maintains surveillance of an issue with a published SPUR.

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature.  The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature.  The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols.  The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’).  With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of S & P Global Ratings and its affiliates (together, S & P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S & P Global Ratings assumes no obligation to update the Content following publication in any form or format.  Users of ratings or other analyses should not rely on them in making any investment decisions.  S & P Global Ratings’ opinions and analyses do not address the suitability of any security.  S & P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such.  While
S & P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.  Ratings and other opinions may be changed, suspended or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)

S & P Global Ratings assigns qualifiers to ratings when appropriate.  This section details active and inactive qualifiers.

S & P Global Ratings uses the following qualifiers that limit the scope of a rating.  The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addressed the principal portion of the obligation only.  A qualifier appears as a suffix and is part of the rating.

1.  Federal Deposit Insurance Limit:  “L” qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

2.  Principal Payment:  “p” qualifier
This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest portion is not rated.

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3.  Preliminary Ratings:  “prelim” qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below.  Assignment of a final rating is conditional on the receipt by S & P Global Ratings of appropriate documentation.  S & P Global Ratings reserves the right not to issue a final rating.  Moreover, if a final rating is issued, it may differ from the preliminary rating.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
—
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor.  Preliminary ratings may also be assigned to the obligors.  These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

—
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S & P Global Ratings opinion, documentation is close to final.  Preliminary ratings may also be assigned to obligations of these entities.’

—
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited.  The preliminary rating may be assigned to the entity and to its proposed obligation(s).  These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event.  Should the transformative event not occur, S & P Global Ratings would likely withdraw these preliminary ratings.

—	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

4.  Termination Structures:  “t” qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

5.  Counterparty Instrument Rating: ‘cir’ qualifier
This symbol indicates a Counterparty Instrument Rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

1.  Contingent upon final documentation: “*” inactive qualifier
This symbol indicated that the rating was contingent upon S & P Global Ratings receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.  Discontinued use in August 1998.
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2.  Termination of obligation to tender:  “c” inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

3.  U.S. direct government securities:  “G” inactive qualifier
The letter “G” following the rating symbol when a fund’s portfolio consists primarily of direct U.S. Government securities.

4.  Public Information Ratings: ‘pi’ qualifier
This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore, could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

5.  Provisional Ratings:  “pr” inactive qualifier
The letters ‘pr’ indicate that the rating was provisional.  A provisional rating assumed the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

6.  Quantitative Analysis of publication information:  “q” inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

7.  Extraordinary risks:  “r” inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks.  S & P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers

1.  Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents including those initiated by S & P Global Ratings .

2.  Structured finance:  “sf” identifier
The ‘sf’ identifier shall be assigned to ratings on “structured finance instruments” when required to comply with applicable law or regulatory requirement or when S & P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness.

Local Currency and Foreign Currency Ratings
S & P Global Ratings issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909.  The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same.  There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application was not received or accepted.
2.	The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.
3.	There is a lack of essential data pertaining to the issue or issuer.
4.	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change.  For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue.  Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen.  While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings.  Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality.  In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

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As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations.  For example, they have no value in forecasting the direction of future trends of market price.  Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc.  During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness.”  The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present.  Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind.  Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities.  As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications.  Reference should be made to these statements for information regarding the issuer.  Moody’s ratings are not commercial credit ratings.  In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.  Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issues by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

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P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings.  It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned.  Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country.  Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments.  It is not related to the rating scale of any other national market.  Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.  Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature.  In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales.  For instance, Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g., ‘A1+’, ‘A1’, ‘A2’ and ‘A3.’  The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

•	National scale ratings are only available in selected countries.
•
National scale ratings are only directly comparable with other national ratings in the same country.  There is a certain correlation between national and global ratings but there is not a precise translation between the scales.  The implied probability of default of a given national scale rating will vary over time.

•
The value of default studies for national ratings can be limited.  Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time.  As a result, a default study using only national ratings may not give an accurate picture of the historical relationship between ratings and default risk.  Users should exercise caution if they wish to infer future default probabilities for national scale ratings using the historical default experience with international ratings and mapping tables to link the national and international ratings.  As with ratings on any scale, the future will not necessarily follow the past.

•
Fitch attaches less confidence to conclusions about national scale default probabilities than for International Credit ratings.  There has not been a comprehensive global study of default history among entities with national scales to show that their ex-post default experience has been consistent with ex-ante probabilities implied.  This is due to the relatively short history of ratings in emerging markets and the restrictive relative nature of the national scales.

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The above list is not exhaustive, and is provided for the reader’s convenience.  Readers are requested to review the section Understanding Credit Ratings — Limitations and Usage for further information on the limitations of the agency’s ratings.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country.  Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD:  Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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LONG-TERM RATINGS

S & P Global Ratings Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S & P Global Ratings analysis of the following considerations:

—	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
—	Nature of and provisions of the obligation and the promise we impute.
—
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings

AAA
An obligation rated ‘AAA’ has the highest rating assigned by S & P Global Ratings.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

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BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.  The ‘CC’ rating is used when a default has not yet occurred, but S & P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S & P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR
This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S & P Global Ratings does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issues by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.  Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
’AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country.  This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
’AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country.  The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country.  Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country.  Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.  For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

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RD:  Restricted default.
“RD” ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:

a.	the selective payment default on a specific class or currency of debt;
b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or
d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)‘, or to Short-Term National Ratings other than ‘F1(xxx).’

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MUNICIPAL NOTE RATINGS

S & P Global Ratings Municipal Short-Term Note Ratings Definitions
A S & P Global Ratings U.S. municipal note rating reflects S & P Global Ratings opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S & P Global Ratings analysis will review the following considerations:

—	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
—	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings
While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating.  Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

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MIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.  The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBS. The rating transitions are higher to allow for distance to downgrade to below-investment grade due to the presence of automatic termination events in the SBPAs

Reviewed March 24, 2017

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Prospectus

May 1, 201 7

Baird LargeCap Fund
(Investor Class: BHGSX)
(Institutional Class: BHGIX)
Baird MidCap Fund
(Investor Class: BMDSX)
(Institutional Class: BMDIX)
Baird Small/Mid Cap Value Fund
(Investor Class: BMVSX)
(Institutional Class: BMVIX)
Baird SmallCap Value Fund
(Investor Class: BSVSX)
(Institutional Class: BSVIX)
Chautauqua International Growth Fund
(Investor Class: CCWSX)
(Institutional Class: CCWIX)
Chautauqua Global Growth Fund
(Investor Class: CCGSX)
(Institutional Class: CCGIX)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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Summary Section

Baird LargeCap Fund

Investment Objective
The investment objective of the Baird LargeCap Fund (the “Fund”) is to provide long-term growth of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses(1)	1.39%	1.14%
Less: Expense Reimbursement(2)	-0.39%	-0.39%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%	0.75%
______________________
(1)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies.

(2)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.00% of average daily net assets for the Investor Class shares and 0.75% of average daily net assets for the Institutional Class shares.  This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses.  If such excluded expenses were incurred, Fund expenses would be higher.  The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitations described above and in place at the time of the recoupment.  The agreement will continue in effect at least through April 30, 2018 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$102	$ 402	$723	$1,635
Institutional Class Shares	$77	$ 324	$590	$1,351

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1

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 85.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of large-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges.  Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies.  The Fund defines large-capitalization companies as those companies with a market capitalization within the range of companies in the S&P 500® Index at the time of investment.  The Fund may also invest in shares of exchange-traded funds (“ETFs”) that principally invest in large-capitalization companies such as, without limitation, the iShares S&P Index Fund or SPDR S&P 500 ETF.  In selecting investments for the Fund, L2 Asset Management, LLC, the Fund’s sub-advisor (the “Subadvisor”), will focus on securities that, in the Subadvisor’s opinion, are out‑of‑favor in the marketplace but that will experience favorable risk-adjusted returns.  While the Subadvisor considers both “growth” and “value” factors in its investment processes, the Subadvisor may have a tendency to be more value-oriented.

The Subadvisor’s portfolio decision-making process is primarily based on proprietary methodologies that rank securities based on numerous fundamental and other factors incorporating quantitative tools to improve analytical efficiency.  As part of its investment process, the Subadvisor evaluates the outputs from the methodologies based on regular fundamental analyses and uses such evaluation to identify process-oriented items to improve the methodologies.  More specifically, characteristics or items identified as potential risks or opportunities on a fundamental level are tested to see if they are actionable and can be part of a repeatable investment process.  This is done primarily by incorporating relevant fundamental analysis-based insights into the underlying methodologies as and when deemed necessary.

Quantitative investment analysis is a method of evaluating securities by analyzing a large amount of data through the use of algorithms or models to generate an investment decision.

Fundamental analysis involves a bottom-up approach to investing through a detailed analysis of specific companies, including their financial statements and financial ratios, management, competitive advantages and markets, in an attempt to determine the value of its stock.

The Subadvisor also seeks to have exposure across various economic sectors that are comparable to the sector weightings of the S&P 500® Index, although some modest over- and under-weights are likely.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Quantitative Model Investment Risks
The success of the quantitative investment methodologies and processes employed by the Subadvisor depends on the analyses and assessments that were used in developing such methodologies and processes, as well as on the accuracy and reliability of models and data provided by third parties.  Incorrect analyses and assessments or inaccurate or incomplete models and data would adversely affect performance.  Certain events or factors that are assigned little weight may occur or prove to be more likely or may have more relevance than expected, for short or extended periods of time.  It is also possible that prices of securities may move in directions that were not predicted by the Subadvisor’s quantitative methodologies.  There can be no assurance that these methodologies will enable the Fund to achieve its objective.

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Active Share Risks
The Fund may frequently have high “active share,” which measures how much the holdings of the Fund differ from those of the securities in the S&P 500® Index.  Funds that have low active share closely resemble the composition of their benchmark index.  Active share is often used as a gauge of active management and of potential future excess return.  A fund with high active share generally means that the fund’s holdings are meaningfully different from the composition of its benchmark index, in terms of both the securities held and their weightings.  A high level of active share may result in increased return dispersion, volatility and downside risks.

Sector Risks
The Subadvisor’s quantitative investment processes do not limit exposure to any individual economic sector.  When weighted toward one or more economic sectors, the Fund is subject to the risk that adverse events, changes or developments within a particular sector or major companies in that sector may result in a meaningful decline in the value of the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Management Risks
The Subadvisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Exchange-Traded Funds Risks
You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses.  Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF.  The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained.  ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track.

Large Market Capitalization Risks
Stocks of companies with certain market capitalizations may perform differently from the equities markets generally. The Fund’s investments will focus on companies with large market capitalizations. At times, large-cap stocks may underperform as compared to small- or mid-cap stocks, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

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Investment Style Risks
From time to time and often for extended periods of time, certain investment styles may be in favor while other investment styles may be out of favor.  When a certain investment style is out of favor, the performance of that style and stocks that meet the parameters of that style may be weaker than styles and stocks that are in favor.  For instance, when the market favors a growth style of investing, growth stocks (e.g., stocks with high price-to earnings or price-to-sales ratios or stocks that have experienced or are perceived as having potential for significant revenue or earnings growth) may perform significantly better than value stocks.  While the Subadvisor considers both “growth” and “value” factors in its investment processes, the Subadvisor may have a tendency to be more value-oriented.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations.  Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  It is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Recent Events Risks
At this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House have majority memberships from the same political party.  There is uncertainty regarding how the financial markets will react to any potential changes and, as a result, market problems may have adverse effects on the Fund.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Matthew J. Malgari became the Fund’s portfolio manager on December 23, 2013.  From December 23, 2013 to April 29, 2016, Mr. Malgari managed the Fund as an employee of the Fund’s then sub-advisor, Baird Kailash Group, LLC (“BKG”).  Since April 29, 2016, Mr. Malgari has managed the Fund with co-manager Sanjeev Bhojraj, Ph.D. as employees of the Fund’s current sub-advisor, L2 Asset Management, LLC.  The performance results shown in the bar chart and table reflect periods during which the Fund was managed by the Advisor (September 29, 2000 to December 23, 2013), by BKG (December 23, 2013 to April 29, 2016), and by the Subadvisor (April 29, 2016 to December 31, 2016).  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

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Calendar Year Returns for Institutional Class Shares

Best quarter:	2nd quarter 2009	17.66%
Worst quarter:	4th quarter 2008	-26.49%

Average Annual Total Returns as of December 31, 201 6	1 Year	5 Years	10 Years	Since Inception (9/29/00)
Institutional Class
Return Before Taxes	12.94%	13.49%	6.90%	3.35%
Return After Taxes on Distributions	12.56%	10.68%	5.55%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares	7.64%	10.39%	5.38%	2.56%
Investor Class
Return Before Taxes	12.67%	13.22%	6.65%	3.10%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	4.81%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit that increases the after-tax return.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Subadvisor
L2 Asset Management, LLC is the Fund’s sub-advisor.

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Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title

Matthew Malgari	2013	Chief Executive Officer, Managing Member and Portfolio Manager of the Subadvisor

Sanjeev Bhojraj, Ph.D.	2016	Chief Investment Officer, Managing Member and Portfolio Manager of the Subadvisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 29 .

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Baird MidCap Fund

Investment Objective
The investment objective of the Baird MidCap Fund (the “Fund”) is to provide long-term growth of capital.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(1)	0.08%	0.08%
Total Annual Fund Operating Expenses	1.08%	0.83%
______________________
(1)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$110	$343	$595	$1,317
Institutional Class Shares	$85	$265	$460	$1,025

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.2% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign mid-capitalization companies, principally common stocks, preferred stocks, securities convertible into common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges.  Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment.

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When analyzing equity securities to be purchased by the Fund, Robert W. Baird & Co. Incorporated (the “Advisor”) emphasizes a company’s growth prospects.  The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors.  These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•	Durable Profitability. Companies with attractive margins and favorable margin trends can drive superior earnings growth.

•	Sustainable Revenue Growth. Solid barriers to entry, favorable pricing and demonstrated product/service track record can aid top-line prospects.

•	Favorable Industry dynamics.

•
Management strength and integrity is a critical element of a high quality company.  Growth, profitability and shareholder returns provide insight into management effectiveness.  The Advisor seeks companies with management that position their company’s balance sheet to be a source of strength.

•	Understanding market Expectations of a company is important in assessing risk/return opportunities.

The Advisor believes an analysis of these PRIME factors yields insights to the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•	Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.

•	Setting sector limits at the greater of 30% of the Fund’s total assets or double the weighting of the Russell Midcap® Growth Index in any one sector, as defined by such index.

•	Typically holding the securities of fewer than 60 companies with exposure to at least 20 industries.

•	Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•	Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

•	Leveraging key tools, such as the Advisor’s proprietary tier-board, which provides a visual representation of portfolio positions and enables discussion on relative weights of underlying positions.

The Advisor may sell a security due to achievement of valuation targets, significant change in the initial investment premise or fundamental deterioration.

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Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Mid-Capitalization Risks
Mid-capitalization stocks are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies.  Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations.  In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations.  Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  It is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

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Recent Events Risks
At this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House have majority memberships from the same political party.  There is uncertainty regarding how the financial markets will react to any potential changes and, as a result, market problems may have adverse effects on the Fund.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	3rd quarter 2009	18.55%
Worst quarter:	4th quarter 2008	-24.90%

Average Annual Total Returns as of December 31, 201 6	1 Year	5 Years	10 Years	Since Inception (12/29/00)
Institutional Class
Return Before Taxes	5.40%	10.53%	8.19%	6.24%
Return After Taxes on Distributions	5.40%	10.30%	7.69%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares	3.06%	8.34%	6.63%	5.10%
Investor Class
Return Before Taxes	5.08%	10.25%	7.92%	5.99%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)	7.33%	13.51%	7.83%	5.77%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

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Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Charles F. Severson	2000	Senior Portfolio Manager for Baird Equity Asset Management and Managing Director of the Advisor

Kenneth M. Hemauer	2010	Director of Research for Baird Equity Asset Management and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 29 .

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Baird Small/Mid Cap Value Fund

Investment Objective
The investment objective of the Baird Small/Mid Cap Value Fund (the “Fund”) is to provide long-term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	2.07%	2.07%
Total Annual Fund Operating Expenses(1)	3.12%	2.87%
Less: Expense Reimbursement(2)	-1.92%	-1.92%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	0.95%
______________________
(1)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies.

(2)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.20% of average daily net assets for the Investor Class shares and 0.95% of average daily net assets for the Institutional Class shares.  This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses.  If such excluded expenses were incurred, Fund expenses would be higher.  The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitations described above and in place at the time of the recoupment.  The agreement will continue in effect at least through April 30, 2018 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$122	$ 782	$1,467	$3,296
Institutional Class Shares	$97	$ 707	$1,343	$3,056

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.3% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of common stocks of companies with small to medium market capitalizations.  The Advisor defines such companies as those companies with market capitalizations within the range of companies in the Russell 2500® Value Index at the time of investment.  Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and American Depositary Receipts (“ADRs”)) of foreign companies that are traded on U.S. exchanges.  The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts.  The Advisor seeks to purchase securities of small to medium capitalization companies believed to have favorable valuation characteristics and opportunities for increased growth.  The Fund may have significant investments in the financial services sector.  The Advisor primarily considers the following factors:

•	Valuation – Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

•
Balance Sheet Strength – Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates; trends in balance sheet items, including inventories and accounts receivable and payable, are also scrutinized.

•	Product Offering/Market Position – The company offers a valuable product or service and has a good market position within a viable industry.

•	Accounting Policies and Management – The company possesses sound financial and accounting policies and has a high quality management team with a track record of success.

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the company’s fundamentals deteriorate, the Advisor identifies portfolio structure or risk management needs and/or the security’s valuation relative to its peer group is no longer attractive.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Value-Style Investing Risks
Because the Fund focuses on value-style stocks, its performance may at times be worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Value style investing may go out of favor with investors, negatively impacting the Fund’s growth and performance. Value stocks may also fail to appreciate as much as anticipated, and their intrinsic value may not be recognized by the broader market.

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Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Smaller Market Capitalization Risks
Stocks of companies with small and medium market capitalizations involve a higher degree of risk than investments in the broad-based equities market.  Small- to mid-cap stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small- to mid-cap companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Financial Sector Risks
The Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, the Fund’s performance may be adversely affected by volatility in financial and credit markets.  Financial services companies (e.g., banks and insurance companies) are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations.  Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  It is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Recent Events Risks
At this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House have majority memberships from the same political party.  There is uncertainty regarding how the financial markets will react to any potential changes and, as a result, market problems may have adverse effects on the Fund.

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Performance
The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past calendar year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Calendar Year Returns for Institutional Class Shares

Best quarter:	4th quarter 2016	3.89%
Worst quarter:	1st quarter 2016	0.21%

Average Annual Total Returns as of December 31, 2016	1 Year	Since Inception (11/30/15)
Institutional Class
Return Before Taxes	8.91%	3.53%
Return After Taxes on Distributions	8.71%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	5.20%	2.69%
Investor Class
Return Before Taxes	8.64%	3.28%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	25.20%	17.81%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

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Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Michelle E. Stevens, CFA	2015	Senior Portfolio Manager for Baird Equity Asset Management and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 29 .

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Baird SmallCap Value Fund

Investment Objective
The investment objective of the Baird SmallCap Value Fund (the “Fund”) is to provide long-term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class Shares	Institutional Class Shares
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.59%	0.59%
Total Annual Fund Operating Expenses(1)	1.69%	1.44%
Less: Expense Reimbursement(2)	-0.44%	-0.44%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%	1.00%
______________________
(1)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies.

(2)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.25% of average daily net assets for the Investor Class shares and 1.00% of average daily net assets for the Institutional Class shares.  This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses.  If such excluded expenses were incurred, Fund expenses would be higher.  The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitations described above and in place at the time of the recoupment.  The agreement will continue in effect at least through April 30, 2018 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$127	$ 490	$876	$1,961
Institutional Class Shares	$102	$ 412	$745	$1,686

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Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.9% of the average value of its portfolio.

Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks in a diversified portfolio of companies with small market capitalizations.  The Advisor defines small-cap companies as those companies with market capitalizations within the range of companies in the Russell 2000® Value Index at the time of investment.  Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and American Depositary Receipts (“ADRs”)) of foreign companies that are traded on U.S. exchanges.  The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts.  The Advisor seeks to purchase small-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.  The Fund may have significant investments in the financial services sector.

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the company’s fundamentals deteriorate, the Advisor identifies portfolio structure or risk management needs and/or the security’s valuation relative to its peer group is no longer attractive.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Value-Style Investing Risks
Because the Fund focuses on value-style stocks, its performance may at times be worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Value style investing may go out of favor with investors, negatively impacting the Fund’s growth and performance. Value stocks may also fail to appreciate as much as anticipated, and their intrinsic value may not be recognized by the broader market.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

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Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Small Market Capitalization Risks
Stocks of companies with small market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small-cap stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small-cap companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Financial Sector Risks
The Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, the Fund’s performance may be adversely affected by volatility in financial and credit markets.  Financial services companies are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations.  Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  It is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Recent Events Risks
At this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House have majority memberships from the same political party.  There is uncertainty regarding how the financial markets will react to any potential changes and, as a result, market problems may have adverse effects on the Fund.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.  Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

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19

Calendar Year Returns for Institutional Class Shares

Best quarter:	1st quarter 2013	12.84%
Worst quarter:	3rd quarter 2015	-6.78%

Average Annual Total Returns as of December 31, 201 6	1 Year	Since Inception (5/1/12)
Institutional Class
Return Before Taxes	15.11%	10.41%
Return After Taxes on Distributions	14.80%	10.04%
Return After Taxes on Distributions and Sale of Fund Shares	8.81%	8.22%
Investor Class
Return Before Taxes	14.84%	10.13%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	31.74%	13.87%

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.  After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after‑tax returns depend on your tax situation and may differ from those shown.  After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Michelle E. Stevens, CFA	2012	Senior Portfolio Manager for Baird Equity Asset Management and Managing Director of the Advisor

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 29 .

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20

Chautauqua International Growth Fund

Investment Objective
The investment objective of the Chautauqua International Growth Fund (the “Fund”) is to provide long‑term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed, for shares held 90 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	1.53%	1.53%
Total Annual Fund Operating Expenses(1)	2.58%	2.33%
Less: Expense Reimbursement(2)	-1.38%	-1.38%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	0.95%
______________________
(1)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies.

(2)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.20% of average daily net assets for the Investor Class shares and 0.95% of average daily net assets for the Institutional Class shares.  This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses.  If such excluded expenses were incurred, Fund expenses would be higher.  The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three‑year period from the time the expenses were incurred to the extent of the expense limitations described above and in place at the time of the recoupment.  The agreement will continue in effect at least through April 30, 2018 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the one‑year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$122	$ 671	$1,246	$2,812
Institutional Class Shares	$97	$ 595	$1,120	$2,559

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21

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the period from April 15, 2016 through December 31, 2016, the Fund’s portfolio turnover rate was 72.6% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of both U.S. and non‑U.S. companies with medium to large market capitalizations (i.e., those with market capitalizations in excess of U.S. $5 billion at the time of purchase).  Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and exchange-traded funds (“ETFs”).  Under normal market conditions, the Fund will invest at least 65% of its total assets at the time of purchase in non‑U.S. companies.  The Fund will normally be diversified among at least three countries in addition to the United States.  The Fund invests primarily in developed markets but may invest in emerging and less developed markets.  In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and sustainable competitive advantages.  The Fund will normally hold a concentrated number (generally 25 to 35) of companies.

In determining whether a company is a non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.

The Fund may invest in ETFs.  For example, the Fund may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a particular country or region.

The Advisor will typically sell or reduce a position to mitigate specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high with limited justification for significant increases, or when operational performance does not meet expectations.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Growth‑Style Investing Risks
Because the Fund focuses on growth‑style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price‑to‑earnings ratios, which may be more volatile than stocks with lower price‑to‑earnings ratios.

Limited Holdings Risks
Although it is diversified, the Fund may invest a relatively high percentage of assets in a small number of issuers, which may result in increased volatility.

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22

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars.  The foreign currency exchange market can be highly volatile for a variety of reasons.  For example, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.

Medium and Large Capitalization Risks
Stocks of companies with certain market capitalization may perform differently from the equities markets generally.  The Fund’s investments will focus on companies with medium and large market capitalizations.  At times, mid-cap and large‑cap stocks may underperform as compared to small‑cap stocks, and vice versa.  Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Moreover, mid-cap stocks may perform differently from large-cap stocks, as mid-cap stocks may be less liquid and more volatile than large-cap stocks.

Foreign Securities Risks
Securities of foreign issuers and American Depositary Receipts (“ADRs”) are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations.  Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  It is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets.  The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets.  Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties.  All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

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23

Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund’s overall portfolio.

ETF Risks
You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses.  Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF.  The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained.  ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought or sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Recent Events Risks
At this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House have majority memberships from the same political party.  There is uncertainty regarding how the financial markets will react to any potential changes and, as a result, market problems may have adverse effects on the Fund.

Performance
No historical performance is available for the Fund because it only recently commenced operations.  Performance information will be available after the Fund has been operating for a full calendar year.  The Fund’s primary benchmark against which it will measure performance is the MSCI ACWI ex USA Index (ND).

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Manager
Name	Portfolio Manager of the Fund Since	Title
Brian Beitner, CFA	2016	Managing Director of the Advisor and Managing Partner of the Advisor’s Chautauqua Capital Management division

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 29 .

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24

Chautauqua Global Growth Fund

Investment Objective
The investment objective of the Chautauqua Global Growth Fund (the “Fund”) is to provide long‑term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed, for shares held 90 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares
Management Fees	0.80%	0.80%
Distribution and Service (12b‑1) Fees	0.25%	None
Other Expenses	2.86%	2.86%
Total Annual Fund Operating Expenses(1)	3.91%	3.66%
Less: Expense Reimbursement(2)	-2.71%	-2.71%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.20%	0.95%
______________________
(1)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies.

(2)
Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.20% of average daily net assets for the Investor Class shares and 0.95% of average daily net assets for the Institutional Class shares.  This obligation includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies and excludes taxes, brokerage commissions and extraordinary expenses.  If such excluded expenses were incurred, Fund expenses would be higher.  The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three‑year period from the time the expenses were incurred to the extent of the expense limitations described above and in place at the time of the recoupment.  The agreement will continue in effect at least through April 30, 2018 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the one‑year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	$122	$ 943	$1,781	$3,959
Institutional Class Shares	$97	$ 869	$1,662	$3,738

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25

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance.  During the period from April 15, 2016 through December 31, 2016, the Fund’s portfolio turnover rate was 69.4% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities of both U.S. and non‑U.S. companies with medium to large market capitalizations (i.e., those with market capitalizations in excess of U.S. $5 billion at the time of purchase).  Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and exchange-traded funds (“ETFs”).  Under normal market conditions, the Fund will invest at least 40% of its total assets at the time of purchase in non‑U.S. companies.  The Fund will normally be diversified among at least three different countries, including the United States.  The Fund invests primarily in developed markets but may invest in emerging and less developed markets.  In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and to possess sustainable competitive advantages.  The Fund will normally hold a concentrated number (generally 35 to 45) of companies.

In determining whether a company is a non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.

The Fund may invest in ETFs.  For example, the Fund may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a particular country or region.  The Advisor will typically sell or reduce a position to mitigate specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high with limited justification for significant increases, or when operational performance does not meet expectations.

Principal Risks
Please be aware that you may lose money by investing in the Fund.  The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments.  Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market.  The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  Continuing market problems may have adverse effects on the Fund.

Growth‑Style Investing Risks
Because the Fund focuses on growth‑style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price‑to‑earnings ratios, which may be more volatile than stocks with lower price‑to‑earnings ratios.

Limited Holdings Risks
Although it is diversified, the Fund may invest a relatively high percentage of assets in a small number of issuers, which may result in increased volatility.

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26

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars.  The foreign currency exchange market can be highly volatile for a variety of reasons.  For example, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.

Medium to Large Capitalization Risks
Stocks of companies with certain market capitalization may perform differently from the equities markets generally.  The Fund’s investments will focus on companies with medium to large market capitalizations.  At times, mid-cap and large‑cap stocks may underperform as compared to small‑cap stocks, and vice versa.  Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Moreover, mid-cap stocks may perform differently from large-cap stocks, as mid-cap stocks may be less liquid and more volatile than large-cap stocks.

Foreign Securities Risks
Securities of foreign issuers and American Depositary Receipts (“ADRs”) are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations.  Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations.  Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  It is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets.  The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets.  Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties.  All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

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27

Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund’s overall portfolio.

ETF Risks
You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses.  Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF.  The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained.  ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought or sold.  The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Recent Events Risks
At this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House have majority memberships from the same political party.  There is uncertainty regarding how the financial markets will react to any potential changes and, as a result, market problems may have adverse effects on the Fund.

Performance
No historical performance is available for the Fund because it only recently commenced operations.  Performance information will be available after the Fund has been operating for a full calendar year.  The Fund’s primary benchmark against which it will measure performance is the MSCI ACWI Index (ND).

Investment Advisor
Robert W. Baird & Co. Incorporated is the Fund’s investment advisor.

Portfolio Manager
Name	Portfolio Manager of the Fund Since	Title
Brian Beitner, CFA	2016	Managing Director of the Advisor and Managing Partner of the Advisor’s Chautauqua Capital Management division

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 29 .

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Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem shares of each Fund on any day the New York Stock Exchange (the “NYSE”) is open by written request via mail (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701) or overnight delivery (Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Third Floor, Milwaukee, WI 53202), by wire transfer, by telephone at 1‑866‑442-2473, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

The minimum initial and subsequent investment amounts are shown below, although the Funds may reduce or waive them in some cases in its discretion.

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Tax Information
Each Fund’s distributions may be subject to federal income tax and may be taxed as ordinary income or long-term capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  You may be taxed later upon the withdrawal of such funds.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

This prospectus describes the Baird LargeCap Fund (“LargeCap Fund”), Baird MidCap Fund (“MidCap Fund”), Baird Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), Baird SmallCap Value Fund (“SmallCap Value Fund”),  Chautauqua International Growth Fund (“International Growth Fund”) and Chautauqua Global Growth Fund (“Global Growth Fund”) (each, a “Fund” and collectively, the “Funds”), six investment portfolios offered by Baird Funds, Inc. (“Baird Funds” or the “Company”).

Investment Objectives

LargeCap Fund
The investment objective of the LargeCap Fund is to provide long-term growth of capital.

MidCap Fund
The investment objective of the MidCap Fund is to provide long-term growth of capital.

Small/Mid Cap Value Fund
The investment objective of the Small/Mid Cap Value Fund is to provide long-term capital appreciation.

SmallCap Value Fund
The investment objective of the SmallCap Value Fund is to provide long-term capital appreciation.

International Growth Fund
The investment objective of the International Growth Fund is to provide long‑term capital appreciation.

Global Growth Fund
The investment objective of the Global Growth Fund is to provide long‑term capital appreciation.

These investment objectives are fundamental and may not be changed without shareholder approval.  The percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

Principal Investment Strategies

LargeCap Fund
The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of large-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges.  Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies.  The Fund defines large-capitalization companies as those companies with a market capitalization within the range of companies in the S&P 500® Index at the time of investment.  The Fund may also invest in shares of exchange-traded funds (“ETFs”) that principally invest in large-capitalization companies such as, without limitation, the iShares S&P Index Fund or SPDR S&P 500 ETF.  The Fund generally will not invest more than 25% of its total assets in a single ETF. In selecting investments for the Fund, L2 Asset Management, LLC, the Fund’s sub-advisor (the “Subadvisor”), will focus on securities that, in the Subadvisor’s opinion, are out-of-favor in the marketplace but that will experience favorable risk-adjusted returns.  While the Subadvisor focuses on securities that it believes are out-of-favor, the Fund’s portfolio may contain securities that are commonly referred to as “growth” stocks in addition to securities that are commonly referred to as “value” stocks.

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As of March 31, 2017, the market capitalization of companies in the S&P 500® Index ranged from $2.7 billion to $753.7 billion, with median and weighted average market capitalizations of $20.0 billion and $42.2 billion, respectively.  The Index is reconstituted on an as needed basis by the S&P Index Committee.  The S&P 500® Index measures the performance of 500 common stocks chosen for market size, liquidity and industry group representation of U.S. equity performance.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

The Subadvisor’s portfolio decision-making process is primarily based on proprietary methodologies that rank securities based on numerous fundamental and other factors incorporating quantitative tools to improve analytical efficiency.  As part of its investment process, the Subadvisor evaluates the outputs from the methodologies based on regular fundamental analyses and uses such evaluation to identify process-oriented items to improve the methodologies.  More specifically, characteristics or items identified as potential risks or opportunities on a fundamental level are tested to see if they are actionable and can be part of a repeatable investment process.  This is done primarily by incorporating relevant fundamental analysis-based insights into the underlying methodologies as and when deemed necessary.

Quantitative investment analysis is a method of evaluating securities by analyzing a large amount of data through the use of algorithms or models to generate an investment decision.

Fundamental analysis involves a bottom-up approach to investing through a detailed analysis of specific companies, including their financial statements and financial ratios, management, competitive advantages and markets, in an attempt to determine the value of its stock.

The Subadvisor also seeks to have exposure across various economic sectors that are comparable to the sector weightings of the S&P 500® Index, although some modest over- and under-weights are likely.

The Subadvisor may sell a security when the investment model indicates that the security no longer meets the criteria described above.

Cash or Similar Investments; Temporary Strategies
Investment Grade Securities are:
Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

Under normal circumstances, the Fund may invest up to 20% of its net assets in cash or liquid reserves (such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit).  However, the Fund may invest up to 100% of its total assets in cash or similar short-term investment grade securities (such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit) as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances.  To the extent the Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

MidCap Fund
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of mid-capitalization companies, principally common stocks, preferred stocks, securities convertible into common stocks and ADRs that are traded on major U.S. exchanges.  Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies.  The Fund defines mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment.  As of March 31, 2017, the market capitalization of companies in the Russell MidCap® Growth Index ranged from $71.6 billion to $63.7 billion, with median and weighted average market capitalizations of $7.2 billion and $14.3 billion, respectively.  The Index is reconstituted annually in June. The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap® Index consists of the 800 smallest companies in the Russell 1000® Index.  The Russell 1000® Index consists of the largest 1,000 companies in the Russell 3000® Index, which in turn consists of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

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When analyzing equity securities to be purchased by the Fund, the Advisor emphasizes a company’s growth prospects.  The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors.  These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•	Durable Profitability. Companies with attractive margins and favorable margin trends can drive superior earnings growth.

•	Sustainable Revenue Growth. Solid barriers to entry, favorable pricing and demonstrated product/service track record can aid top-line prospects.

•	Favorable Industry dynamics.

•
Management strength and integrity is a critical element of a high quality company.  Growth, profitability and shareholder returns provide insight into management effectiveness.  The Advisor seeks companies with management that position their company’s balance sheet to be a source of strength.

•	Understanding market Expectations of a company is important in assessing risk/return opportunities.

The Advisor believes an analysis of these PRIME factors yields insights to the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•	Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.

•
Setting sector limits at the greater of 30% of the Fund’s total assets or double the weighting of the Russell Midcap® Growth Index in any one sector, as defined by such index.  Thus, the Fund may be heavily invested in a single sector.  However, a single sector may include numerous subsectors or industries.  The Fund may therefore be concentrated in one sector, while being diversified among several industries.

•	Typically holding the securities of fewer than 60 companies with exposure to at least 20 industries.

•	Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•	Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

•	Leveraging key tools, such as the Advisor’s proprietary tier-board, which provides a visual representation of portfolio positions and enables discussion on relative weights of underlying positions.

The Advisor may sell a security due to achievement of valuation targets, significant change in the initial investment premise or fundamental deterioration.  Fundamental deterioration occurs when a company is no longer able to achieve the results generally expected by the investment management team due to a specific issue, such as a loss of a key customer or pricing pressure in the industry.

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Illiquid Investments
The Fund may invest up to 15% of its net assets in illiquid securities.  Illiquid securities are securities that cannot be sold or disposed of within seven days at their approximate market value.

Cash or Similar Investments; Temporary Strategies
Investment Grade Securities are:
Securities rated in one of the four highest categories by Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings (“Fitch”) or another nationally recognized statistical rating organization.

Under normal circumstances, the Fund may invest up to 20% of its net assets in cash or liquid reserves (such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit).  However, the Fund may invest up to 100% of its total assets in cash or similar short-term investment grade securities (such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit) as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances.  To the extent the Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Small/Mid Cap Value Fund
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of common stocks of companies with small to medium market capitalizations.  The Advisor defines such companies as those companies with market capitalizations within the range of companies in the Russell 2500® Value Index at the time of investment.  As of March 31, 2017, the market capitalization of companies in the Russell 2500® Value Index ranged from $30.4 million to $16.0 billion, with median and weighted average market capitalizations of $698.5 million and $2.1 billion, respectively.  The Index is reconstituted annually in June.  The Fund can continue to increase its existing holdings of a company’s stock even if the company later falls outside of the range of Russell 2500® Value Index companies.

Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities consisting of common stocks, ordinary shares and ADRs of foreign companies that are traded on U.S. exchanges.  The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts.  The Advisor seeks to purchase securities believed to have favorable valuation characteristics and opportunities for increased growth.  The Advisor primarily considers the following factors:

•	Valuation – Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

•
Balance Sheet Strength – Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates; trends in balance sheet items, including inventories, and accounts receivable and payable, are also scrutinized.

•	Product Offering/Market Position – The company offers a valuable product or service and has a good market position within a viable industry.

•	Accounting Policies and Management – The company possesses sound financial and accounting policies and has a high quality management team with a track record of success.

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the company’s fundamentals deteriorate, the Advisor identifies portfolio structure or risk management needs and/or the security’s valuation relative to its peer group is no longer attractive.

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Cash or Similar Investments; Temporary Strategies
Under normal circumstances, the Fund may invest up to 20% of its net assets in cash or liquid reserves (such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit).  However, the Fund may invest up to 100% of its total assets in cash or other short-term instruments as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances.  To the extent the Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Small Cap Value Fund
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks in a diversified portfolio of companies with small market capitalizations.  The Advisor defines small-cap companies as those companies with market capitalizations within the range of companies in the Russell 2000® Value Index at the time of investment.  As of March 31, 2017, the market capitalization of companies in the Russell 2000® Value Index ranged from $30.4 million to $24.2 billion, with median and weighted average market capitalizations of $995.4 million and $4.4 billion, respectively.  The Index is reconstituted annually in June.  The Fund can continue to increase its existing holdings of a company’s stock even if the company later falls outside of the range of Russell 2000® Value Index companies.

Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities consisting of common stocks, ordinary shares and ADRs of foreign companies that are traded on U.S. exchanges.  The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts.  The Advisor seeks to purchase small-cap securities believed to have favorable valuation characteristics and opportunities for increased growth.  The Advisor primarily considers the following factors:

•	Valuation – Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

•
Balance Sheet Strength – Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates; trends in balance sheet items, including inventories and accounts receivable and payable, are also scrutinized.

•	Product Offering/Market Position – The company offers a valuable product or service and has a good market position within a viable industry.

•	Accounting Policies and Management – The company possesses sound financial and accounting policies and has a high quality management team with a track record of success.

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the company’s fundamentals deteriorate, the Advisor identifies portfolio structure or risk management needs and/or the security’s valuation relative to its peer group is no longer attractive.

Cash or Similar Investments; Temporary Strategies
Under normal circumstances, the Fund may invest up to 20% of its net assets in cash or liquid reserves (such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit).  However, the Fund may invest up to 100% of its total assets in cash or other short-term instruments as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances.  To the extent the Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

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LargeCap Fund, MidCap Fund, Small/Mid Cap Value Fund and SmallCap Value Fund
Each Fund will provide its shareholders with at least a 60-day notice of any change in such Fund’s policy to invest at least 80% of its assets in the types of securities suggested by its name.  For each Fund, the percentage limitations set forth under “Principal Investment Strategies” are measured at the time of investment.

Foreign Securities and ADRs
Each Fund may invest up to 15% of its total assets in common stocks or ordinary shares of foreign issuers and ADRs that are traded on a major U.S. exchange.  ADRs are receipts generally issued by U.S. banks or trust companies evidencing ownership of the underlying foreign securities and denominated in U.S. dollars.  ADRs may be sponsored or unsponsored.  “Sponsored” ADRs are issued jointly by the issuer of the underlying security and the depository and “unsponsored” ADRs are issued without the participation of the issuer of the deposited security.  Holders of unsponsored ADRs generally bear all costs of the facility.  With sponsored facilities, the underlying issuer typically bears some of the costs of the facility.

International Growth Fund and Global Growth Fund
The International Growth Fund invests primarily in equity securities of both U.S. and non‑U.S. companies with medium to large market capitalizations (i.e., those with market capitalizations in excess of U.S. $5 billion at the time of purchase).  Equity securities in which the International Growth Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and ETFs.  Under normal conditions, the International Growth Fund will invest at least 65% of its total assets at the time of purchase in non‑U.S. companies.  The International Growth Fund invests primarily in developed markets but may invest in emerging and less developed markets.  The International Growth Fund will typically own 25 to 35 companies in its portfolio.  Under normal market conditions, the International Growth Fund will maintain investments in companies that are principally tied economically to at least three countries, in addition to the United States.

The Global Growth Fund invests primarily in equity securities of both U.S. and non‑U.S. companies with medium to large market capitalizations (i.e., those with market capitalizations in excess of U.S. $5 billion at the time of purchase).  Equity securities in which the Global Growth Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and ETFs.  Under normal market conditions, the Global Growth Fund will invest at least 40% of its total assets at the time of purchase in non‑U.S. companies.  The Global Growth Fund invests primarily in developed markets but may invest in emerging and less developed markets.  The Global Growth Fund will typically own 35 to 45 companies in its portfolio.  Under normal market conditions, the Global Growth Fund will maintain investments in companies that are principally tied economically to at least three countries including the United States.

In determining whether a company is a non‑U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.  The International Growth Fund and Global Growth Fund will generally invest in companies with medium and larger market capitalizations (i.e., more than U.S. $5 billion at the time of purchase).

The Advisor seeks to identify companies to which the Advisor assigns a high conviction weighting, which takes into account the company’s long‑term appreciation potential as adjusted for the risk of possible disappointment.  In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and to possess sustainable competitive advantages.  The Advisor’s investment process involves a simultaneous assessment of both top‑down and bottom‑up factors.  The objective of the Advisor’s top-down analysis is to identify trends in economic and business developments and to understand the economic and currency impacts in the countries where the companies are doing business.  With respect to its bottom‑up research, the Advisor utilizes both qualitative as well as quantitative screens to select the best companies for the portfolios.  With respect to qualitative screens, the Advisor primarily seeks companies that are growing faster than their peers, have a leading or growing market share and are large enough to defend themselves from competitors.  The Advisor also checks to ensure that a company meets its strict quality requirements including conservative accounting and balance sheet strength.  The quantitative screens generally emphasize historical profitability and growth.  The Advisor seeks to manage risk through an emphasis on quality and thoughtful diversification based on sector, country, and region.  Before making an investment, the Advisor will consider the reasonableness of the company’s valuation.  The Advisor will typically sell or reduce a position to mitigate specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high with limited justification for significant increases, or when operational performance does not meet expectations.

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Cash or Similar Investments; Temporary Strategies
Under normal circumstances, each Fund may invest up to 10% of its total assets in cash or liquid reserves (such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit).  However, each Fund may invest up to 100% of its net assets in cash or other short‑term instruments as a temporary defensive position during adverse market, economic or political conditions and in other limited circumstances.  To the extent a Fund engages in any temporary strategies or maintains a substantial cash position, the Fund may not achieve its investment objective.

Principal Risks

The main risks of investing in each of the Funds are:

Stock Market Risks
Equity security prices vary and may fall, thus reducing the value of a Fund’s investments.  Certain stocks selected for a Fund’s portfolio may decline in value more than the overall stock market.  U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years.  As a result, many of the above risks may be increased. Continuing market problems may have adverse effects on the Funds.

Value-Style Investing Risks (Small/Mid Cap Value Fund and SmallCap Value Fund only)
Because the Small/Mid Cap Value Fund and SmallCap Value Fund focus on value-style stocks, the Funds’ performance may at times be worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Value style investing may go out of favor with investors, negatively impacting a Fund’s growth and performance.  Value stocks may also fail to appreciate as much as anticipated, and their intrinsic value may not be recognized by the broader market.

Growth-Style Investing Risks (MidCap Fund, International Growth Fund and Global Growth Fund only)
Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.  Because the MidCap Fund, International Growth Fund and Global Growth Fund focus on growth-style stocks, the Funds’ performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.  Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Investment Style Risks (LargeCap Fund only)
From time to time and often for extended periods of time, certain investment styles may be in favor while other investment styles may be out of favor.  When a certain investment style is out of favor, the performance of that style and stocks that meet the parameters of that style may be weaker than styles and stocks that are in favor.  For instance, when the market favors a growth style of investing, growth stocks (e.g., stocks with high price-to earnings or price-to-sales ratios or stocks that have experienced or are perceived as having potential for significant revenue or earnings growth) may perform significantly better than value stocks.  While the Subadvisor considers both growth and value factors in its investment processes, the Subadvisor may have a tendency to be more value-oriented.

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Limited Holdings Risks (International Growth Fund and Global Growth Fund)
Although they are diversified, the International Growth Fund and Global Growth Fund may have a relatively high percentage of assets in a small number of issuers and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single issuer could cause a Fund’s overall value to decline to a greater degree than if the Funds held a more diverse portfolio.

Quantitative Model Investment Risks (LargeCap Fund only)
The success of the quantitative investment methodologies and processes employed by the Subadvisor depends on the analyses and assessments that were used in developing such methodologies and processes, as well as on the accuracy and reliability of models and data provided by third parties.  The Subadvisor relies on a license provided by a third party in developing the model. Incorrect analyses and assessments or inaccurate or incomplete models and data would adversely affect performance.  Additionally, the Subadvisor’s methodologies and processes are predictive in nature, based on historical outcomes and trends.  Certain low-probability events or factors that are assigned little weight may occur or prove to be more likely or may have more relevance than expected, for short or extended periods of time, which may adversely affect the portfolios generated by the Subadvisor’s quantitative methodologies and processes.  It is also possible that prices of securities may move in directions that were not predicted by the Subadvisor’s quantitative methodologies and processes or may fail to move as much as predicted, for reasons that were not expected.  There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Active Share Risks (LargeCap Fund only)
The Fund may frequently have high “active share,” which measures how much the holdings of the Fund differ from those of the securities in the S&P 500® Index.  Funds that have low active share closely resemble the composition of their benchmark index.  Active share is often used as a gauge of active management and of potential future excess return.  A fund with high active share generally means that the fund’s holdings are meaningfully different from the composition of its benchmark index, in terms of both the securities held and their weightings.  A high level of active share may result in increased return dispersion, volatility and downside risks.

Sector Risks (LargeCap Fund only)
The Subadvisor’s quantitative investment processes do not limit exposure to any individual economic sector.  When weighted toward one or more economic sectors, the Fund is subject to the risk that adverse events, changes or developments within a particular sector or major companies in that sector may result in a meaningful decline in the value of the Fund.

Management Risks
The Advisor’s or Subadvisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect.  Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value.  This change may occur because of factors that affect the securities markets in general, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment.  Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

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ETF Risks (LargeCap Fund, International Growth Fund and Global Growth Fund only)
The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to risks that the market price of ETF shares may trade at a discount to their NAV, an active trading market for ETF shares may not develop or be maintained, or trading of ETF shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, a Fund will bear its proportionate share of an ETF’s fees and expenses (including management fees, administration fees and custodian fees) in addition to the fees and expenses of the Fund.

Currency Risks (International Growth Fund and Global Growth Fund only)
The value of foreign investments held by the International Growth Fund and Global Growth Fund may be significantly affected by changes in foreign currency exchange rates.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars.  The foreign currency exchange market can be highly volatile for a variety of reasons.  For example, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.

Medium and Large Market Capitalization Risks (LargeCap Fund, International Growth Fund and Global Growth Fund only)
Stocks of companies with certain market capitalizations may perform differently from the equities markets generally.  The Funds’ investments will focus on companies with medium and large market capitalizations.  At times, mid-cap and large-cap stocks may underperform as compared to small-cap stocks, and vice versa.  Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Moreover, mid-cap stocks may perform differently from large-cap stocks, as mid-cap stocks may be less liquid and more volatile than large-cap stocks.

Mid-Market Capitalization Risks (MidCap Fund only)
The Fund invests primarily in mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies.  The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies.  Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations.  In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.  You should expect that the value of the Fund’s shares will be more volatile than the value of shares in a fund that invests primarily in large-capitalization companies.

Smaller Market Capitalization Risks (Small/Mid Cap Value Fund and SmallCap Value Fund only)
Stocks of companies with small and medium market capitalizations involve a higher degree of risk than investments in the broad-based equities market.  Small- to mid-cap stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions.  The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies.  Therefore, the securities of small- to mid-cap companies may be subject to greater and more abrupt price fluctuations.  In addition, small- to mid-cap companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.  A significant percentage of the outstanding shares of a smaller company may also be held by management, which could cause management to have greater influence over actions requiring shareholder approval.  The risks of investing in smaller companies generally increase as the size of the companies decreases.

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Financial Sector Risks (Small/Mid Cap Value Fund and SmallCap Value Fund only)
A Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, a Fund’s performance may be adversely affected by volatility in financial and credit markets.  Financial services companies (e.g., banks and insurance companies) are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.  In recent years, the financial sector has been significantly impacted by bankruptcies and consolidations of major financial firms.  These events may continue to have a significant negative impact on the valuations and stock prices of companies in this sector.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.  Such securities may also be subject to greater fluctuations in price than securities of domestic corporations.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investments in those countries.  These risks are more pronounced in emerging market countries.

In June 2016, the UK voted to leave the EU following the Brexit referendum.  It is expected that the UK will exit the EU within two years; however, the exact timeframe for the UK’s exit is unknown.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  The negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  It is possible that these or other geopolitical events could have an adverse effect on the value of the Funds’ investments.

Emerging Market Risks (International Growth Fund and Global Growth Fund only)
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets.  The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets.  Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties.  All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Region, Country, Sector Risks (International Growth Fund and Global Growth Fund only)
Each Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets.  In such a case, changes affecting that particular country, region or sector may have a significant impact on a Fund’s overall portfolio.

Valuation Risks (International Growth Fund and Global Growth Fund only)
The securities held by the Funds are generally priced using prices provided by primary or alternative pricing services or the valuation committee of the Advisor using fair valuation methodologies.  The prices provided by the primary pricing service, alternative pricing services or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.  The prices of certain securities provided by pricing services, or the fair values determined by the valuation committee, may be subject to frequent and significant change, and will vary depending on the information that is available.

Recent Events Risks
At this time, it is difficult to predict the legislative and regulatory changes that will result from the combination of a new President of the United States and the first year since 2010 in which both Houses of Congress and the White House have majority memberships from the same political party.  In recent years, however, both the new President and senior members of the House of Representatives have advocated for significant reduction of financial services regulation, which include amendments to the Dodd-Frank Act, as well as tax reformation.  The new administration and Congress also may cause broader economic changes due to changes in governing ideology and governing style.  Additionally, rising federal funds rates may increase the potential for market volatility.  There is uncertainty regarding how the financial markets will react to these potential changes and, as a result, market problems may have adverse effects on the Funds.  The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that it will be successful in doing so.

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The Funds cannot guarantee that they will achieve their respective investment objectives.

Portfolio Holdings Disclosure Policy
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information (“SAI”) and on the Company’s website at www.bairdfunds.com.

Note Regarding Percentage Limitations
Whenever an investment objective, policy or strategy of the Funds set forth in this Prospectus or the Funds’ SAI states a maximum (or minimum) percentage of a Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in a Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Funds may exceed such percentage limitations from time to time.

Who May Want to Invest in the Funds

The Funds may be appropriate for investors who:

•	Wish to invest for the long-term;
•	Want to realize capital appreciation on investments in equity securities;
•	Are looking for an equity component to their portfolio;
•	Are willing to assume the risk of investing in equity securities; and
•	Have long-term goals such as planning for retirement.

The Funds are not appropriate for investors who have short-term financial goals.

Before investing in a Fund, you should carefully consider:

•	Your investment goals;
•	The amount of time you are willing to leave your money invested; and
•	The amount of risk you are willing to take.

Management of the Funds

The Advisor

Robert W. Baird & Co. Incorporated (the “Advisor”), subject to the general supervision of the Company’s Board of Directors (the “Board”), serves as the Company’s investment advisor and administers the Company’s business affairs. The Advisor is responsible for the day-to-day management, including making investment decisions and buying and selling securities, of the MidCap Fund, Small/Mid Cap Value Fund, SmallCap Value Fund, International Growth Fund and Global Growth Fund in accordance with each Fund’s investment objective and policies and supervising the management of the LargeCap Fund’s portfolio by the Subadvisor.  Pursuant to an Investment Advisory Agreement between the Company and the Advisor, for its services, the Advisor receives an annual fee of 0.65%, 0.75%, 0.80%, 0.85%, 0.80% and 0.80% of the average daily net assets of the LargeCap Fund, MidCap Fund, Small/Mid Cap Value Fund, SmallCap Value Fund, International Growth Fund and Global Growth Fund, respectively.  The advisory fee is accrued daily and paid monthly.

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The Advisor has contractually agreed to waive its fees and/or reimburse each Fund’s total annual fund operating expenses at least through April 30, 2018 to the extent necessary to ensure that the total operating expenses, including interest expense and the fees and expenses incurred by a Fund in connection with the Fund’s investments in other investment companies and excluding taxes, brokerage commissions and extraordinary expenses, do not exceed an annual rate of:

•	1.00% of the Investor Class’s average daily net assets and 0.75% of the Institutional Class’s average daily net assets for the LargeCap Fund;

•	1.10% of the Investor Class’s average daily net assets and 0.85% of the Institutional Class’s average daily net assets for the MidCap Fund;

•	1.20% of the Investor Class’s average daily net assets and 0.95% of the Institutional Class’s average daily net assets for the Small/Mid Cap Value Fund;

•	1.25% of the Investor Class’s average daily net assets and 1.00% of the Institutional Class’s average daily net assets for the SmallCap Value Fund;

•	1.20% of the Investor Class’s average daily net assets and 0.95% of the Institutional Class’s average daily net assets for the International Growth Fund; and

•	1.20% of the Investor Class’s average daily net assets and 0.95% of the Institutional Class’s average daily net assets for the Global Growth Fund.

The Advisor can recapture any expenses or fees of the Funds it has waived or reimbursed within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time.

Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed.

After expense waivers, the advisory fee paid to the Advisor for the fiscal year ended December 31, 2016 was equal to 0.27% of the LargeCap Fund’s average daily net assets, 0.75% of the MidCap Fund’s average daily net assets, 0.00% of the Small/Mid Cap Value Fund’s average daily net assets and 0.42% of the SmallCap Value Fund’s average daily net assets.  After expense waivers, the advisory fee paid to the Advisor for the period from April 15, 2016 through December 31, 2016 was equal to 0.00% of the International Growth Fund’s average daily net assets and 0.00% of the Global Growth Fund’s average daily net assets.

Discussions regarding the basis for the Board’s approval of the investment advisory agreements with respect to the LargeCap, MidCap, Small/Mid Cap Value and SmallCap Value Funds are available in the Funds’ 2016 annual report.  Discussions regarding the basis for the Board’s approval of the investment advisory agreements with respect to the International Growth and Global Growth Funds are available in the Funds’ semi-annual report for the period ended June 30, 2016.

The Advisor was founded in 1919 and has its main office at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.  The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans.  As of December 31, 2016, the Advisor had approximately $77 billion in assets under discretionary management.

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The Subadvisor

The Advisor has entered into a sub-advisory agreement with L2 Asset Management, LLC pursuant to which the Subadvisor manages the LargeCap Fund’s portfolio.  Subject to the Advisor’s supervision, the Subadvisor is responsible for the day-to-day management of the LargeCap Fund in accordance with the LargeCap Fund’s investment objective and policies.  The Subadvisor provides continuous advice and recommendations concerning the LargeCap Fund’s investments and is responsible for selecting the broker-dealers who execute the portfolio transactions.

Under the sub-advisory agreement, the Subadvisor receives compensation from the Advisor for its services to the LargeCap Fund based on a percentage of the net advisory fee received by the Advisor.

The Subadvisor is located at 225 Franklin Street, 26th Floor, Boston, MA 02110.  The Subadvisor is an investment advisor founded in 2014 that provides investment advisory services to the Fund and private funds.  As of December 31, 2016, the Subadvisor had approximately $100 million in assets under discretionary management.

A discussion regarding the basis for the Board’s approval of the sub-advisory agreement is available in the Funds’ semi-annual report for the period ended June 30, 2016.

Portfolio Managers

LargeCap Fund
Matthew Malgari
Mr. Malgari is a co-portfolio manager of the LargeCap Fund.  Mr. Malgari is the Chief Executive Officer and a Managing Member of the Subadvisor, having co-founded the Subadvisor in 2014.  Mr. Malgari was a Senior Portfolio Manager for Baird Kailash Group, LLC from October 2013 to April 2016 and is a Managing Member of Kailash Capital, LLC.  From June of 2010 through June of 2013, Mr. Malgari was Managing Director of Equity Research for Knight Capital where he provided institutional equity clients with small‑ and mid‑cap models based on his quantitative and fundamental research.  From February 2007 to May 2010, Mr. Malgari was Assistant Fund Manager for the Fidelity Diversified International Fund.  From January 2004 through January 2007, Mr. Malgari was an analyst at Fidelity covering international equities in several industries.  Mr. Malgari was also an international equity trader at Fidelity from 1997 to 2003.  Mr. Malgari received his B.A. from Middlebury College and his M.B.A. from the Johnson Graduate School of Management at Cornell University.

Sanjeev Bhojraj, Ph.D.
Dr. Bhojraj is a co-portfolio manager of the LargeCap Fund.  Dr. Bhojraj is the Chief Investment Officer and a Managing Member of the Subadvisor, having co-founded the Subadvisor in 2014.  Dr. Bhojraj has been a Professor at the Johnson Graduate School of Management at Cornell University since 1999 and is currently on leave.  Dr. Bhojraj previously served as Designated Manager for the Cayuga MBA Fund from 2005 to 2013.  Dr. Bhojraj received his B.Com from the University of Madras (India) and his Ph.D. from the University of Florida.

MidCap Fund
Kenneth M. Hemauer, CFA
Mr. Hemauer co-manages the MidCap Fund.  He is a Managing Director of the Advisor and Director of Research for Baird Equity Asset Management.  He joined Baird Equity Asset Management in 2001, after spending seven years as a Senior Analyst in the Equity Research Department of the Advisor.  He received both a B.B.A. degree and an M.S. degree in Finance from the University of Wisconsin-Madison.  He earned the Chartered Financial Analyst designation in 1995.

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Charles F. Severson, CFA
Mr. Severson co-manages the MidCap Fund.  He is a Managing Director of the Advisor and a Senior Portfolio Manager for Baird Equity Asset Management.  He joined the Advisor in 1987 as an Institutional Salesman.  In 1991, Mr. Severson joined Baird Equity Asset Management as a Portfolio Manager.  He has a B.B.A. degree in Accounting and Finance and an M.S. degree in Finance from the University of Wisconsin-Madison.  He earned the Chartered Financial Analyst designation in 1990.

Small/Mid Cap Value Fund and SmallCap Value Fund
Michelle E. Stevens, CFA
Ms. Stevens is the portfolio manager for the Small/Mid Cap Value Fund and the SmallCap Value Fund and has managed each Fund since its inception.  Ms. Stevens joined the Advisor in December 2011 as a Managing Director and is a Senior Portfolio Manager for Baird Equity Asset Management.  From October 2008 to December 2011, Ms. Stevens was Principal and the Chief Investment Officer of Riazzi Asset Management.  From June 2001 through September 2008, she was Principal, Portfolio Manager and Value Equity Chief Investment Officer at Transamerica Investment Management, LLC.

International Growth Fund and Global Growth Fund
Brian Beitner, CFA
Brian Beitner, CFA, serves as the portfolio manager of the International Growth and Global Growth Funds.  Mr. Beitner is a Managing Director of the Advisor and Managing Partner of the Advisor’s Chautauqua Capital Management division.  Although Mr. Beitner has sole responsibility for making investment decisions for the International Growth and Global Growth Funds, he is supported by a staff of portfolio managers, research analysts, traders and other investment professionals.  Mr. Beitner has over 34 years of investment management experience.  Mr. Beitner joined the Advisor in January 2016.  Prior to joining the Adviser, Mr. Beitner served as Managing Partner and Chief Investment Officer of Chautauqua Capital Management, LLC, an asset management firm founded by Mr. Beitner in 2009.  From November 1998 to December 2008 he was a Portfolio Manager at Trust Company of the West.  Mr. Beitner received his undergraduate degree and his MBA from the University of Southern California.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts managed, ownership of Fund shares and compensation.

Historical Performance Information for Similar Accounts

Small/Mid Value Composite

The following table sets forth the historical composite performance data for all advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the Small/Mid Cap Value Fund (the “Composite”).  The Composite accounts were managed solely by the Portfolio Management Team, which included Michelle E. Stevens, the portfolio manager of the Small/Mid Cap Value Fund, while she was employed by the Advisor (December 2011 to present), Riazzi Asset Management (October 2008 to December 2011), Transamerica Investment Management, LLC (June 2001 through September 2008), and C.H. Dean & Associates (March 1999 to May 2001).  The remaining members of the Portfolio Management Team were analysts who supported Ms. Stevens.  The Composite includes all fully discretionary commission accounts that are fully invested in the small-to-mid cap value investment strategy including those accounts no longer managed by the portfolio manager.  The minimum account size for the composite is $100,000.  As of March 31, 2017, the Composite consisted of 17 accounts.

PERFORMANCE OF THE COMPOSITE IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE SMALL/MID CAP VALUE FUND OR THE ADVISOR.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses and are net of transaction costs.  Composite performance reflects the deduction of all fees and expenses and any transaction costs.  For periods prior to December 31, 2011, Composite performance is presented gross of foreign withholding taxes on dividends, interest income, and capital gains.  The Composite’s performance would have been lower than that shown if the accounts included in the Composite had been subject to the Investor Class shares’ net annual operating expenses.  The investment management fee schedule for the Composite is 0.95% on the first $20 million and 0.75% on the remainder.  Actual investment advisory fees may vary.  Further information on the fees can be found in Part 2A of the Advisor’s Form ADV.  Beginning January 1, 2012, net of fee performance is presented calculated using actual management fees.  Prior to December 31, 2011, net of fee performance was calculated using the highest fee.  Securities transactions are accounted for on the trade date and accrual accounting is utilized.  Cash and cash equivalents are included in performance returns.  The Composite’s returns are calculated on a time-weighted basis.  The Composite is not subject to the diversification requirements, tax restrictions or investment limitations imposed on the Small/Mid Cap Value Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, the performance results of the Composite could have been adversely affected if it had been regulated under the federal securities and tax laws.  The standards used to calculate total return as presented in the following table differ from the standards required by the SEC for calculation of average annual total return.

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Composite
 Average Annual Total Returns

Periods ended 12/31/1 6	Composite Net	Russell 2500® Value Index (1)

1 Year	9.2%	25.2%
3 Year	5.7%	8.2%
5 Year	13.3%	15.0%
10 Year	7.5%	6.9%

Composite
 Calendar Year Total Returns

Period Ended	Composite Net	Russell 2500® Value Index (1)
2016	9.17%	25.20%
2015	-0.55%	-5.49%
2014	8.7%	7.1%
2013	35.9%	33.3%
2012	16.4%	19.2%
2011*	5.1%	-3.4%
2010*	9.3%	24.9%
2009*	28.2%	27.7%
2008*	-39.3%	-32.0%
2007*	23.1%	-7.3%
2006*	16.1%	20.2%
2005*	12.4%	7.7%
2004*	24.6%	21.6%
2003*	33.3%	44.9%
2002*	-9.7%	-9.9%
2001*	10.6%	9.7%
2000*	27.1%	20.8%

(1)
The Russell 2500® Value Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell’s leading style methodology.  The Index reflects no deduction for fees, expenses or taxes.

(*)
Performance presented prior to December 31, 2011 occurred while the Portfolio Management Team was affiliated with prior firms and the Portfolio Management Team were the only individuals responsible for selecting the securities to buy and sell.

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For a complete list and description of the Advisor’s composites, additional information regarding policies for valuing portfolios and calculating performance, contact the Advisor at 777 East Wisconsin Avenue, Milwaukee, WI 53202 or call 1-800-792-4011.

Chautauqua International Composite

The following table sets forth the historical composite performance data for all advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the International Growth Fund (the “International Composite”).  The International Composite accounts were managed solely by Brian Beitner, the International Growth Fund’s portfolio manager, while he was employed by the Advisor (January 15, 2016 to present), Chautauqua Capital Management, LLC (“CCM”) (January 1, 2009 to January 15, 2016) and the TCW Group, from the International Composite’s inception on January 1, 2006 to December 31, 2008.  The performance of the International Composite for the period January 1, 2006 (inception) to December 31, 2008 reflects performance of a seed portfolio that was managed by Brian Beitner while at the TCW Group.  Thereafter, Mr. Beitner transferred the assets of the seed portfolio to a separate account and established CCM.  During the entire time, Mr. Beitner has been the sole decision maker for the account.  From January 2006 to November 2006, the International Composite was a carve out of a TCW Global fund where cash was allocated proportionately based up on the net asset value of each strategy at the time.  The International Composite includes all fully discretionary accounts that are fully invested in the international growth equity strategy.  The minimum account size for the composite is $500,000.  As of December 31, 2016, the International Composite consisted of five accounts.

Performance of the International Composite is historical and does not represent the future performance of the International Growth Fund or the Advisor.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses and are net of applicable foreign withholding taxes, investment advisory fees and expenses and gross of custodian fees.  This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.  The International Composite’s performance would have been lower than that shown if the accounts included in the International Composite had been subject to the net annual operating expenses of the International Growth Fund’s Investor Class shares.  The investment advisory fee schedule for the International Composite is as follows.  Separate Accounts:  1.00% on the first $25 million; 0.65% thereafter.  Commingled Fund Accounts:  0.80% on the first $25 million; 0.65% thereafter.  Actual investment advisory fees may vary.  Further information on the fees can be found in Part 2A of the Advisor’s Form ADV.  Net of fee performance is presented calculated using actual investment advisory fees.  The International Composite contained 100% non‑fee payment accounts from inception through May 31, 2011.

Securities transactions are accounted for on the trade date and accrual accounting is utilized.  Cash and cash equivalents are included in performance returns.  The International Composite’s returns are calculated on a time‑weighted basis.  The International Composite is not subject to the diversification requirements, tax restrictions or investment limitations imposed on the International Growth Fund by the 1940 Act or Subchapter M of the Code.  Consequently, the performance results of the International Composite could have been adversely affected if it had been regulated under the federal securities and tax laws.

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International Composite
 Average Annual Total Returns

Periods ended 12/31/1 6	Composite Net	MSCI ACWI ex USA Index (ND)(1)

1 Year	0.52%	13.13%
3 Year	1.26%	0.56%
5 Year	5.78%	4.36%
10 Year	4.06%	1.35%
Since inception (1/1/06)	6.22%	3.53%

International Composite
 Calendar Year Total Returns

Period Ended 12/31	Composite Net	MSCI ACWI ex USA Index (ND)(1)
2016	1.51%	4.50%
2015*	4.65%	-5.66%
2014*	-0.28%	-3.87%
2013*	14.03%	15.29%
2012*	11.89%	16.83%
2011*	-10.07%	-13.71%
2010*	18.52%	11.15%
2009*	63.38%	41.45%
2008*	-50.03%	-45.53%
2007*	29.21%	16.65%
2006*	30.39%	26.65%

(1)
MSCI All Country World ex USA Index (ACWI ex USA) (ND) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (excluding the United States) and emerging markets. It captures more than 1,800 securities with large- and mid-cap capitalizations across 22 of 23 developed markets countries (excluding the United States) and 23 emerging markets countries.  The Index reflects no deduction for fees, expenses or taxes.  MSCI, Inc. publishes two versions of this Index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends.  While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated.  In calculating the net dividends (ND) version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties.  The Advisor believes that the net dividends version better reflects the returns U.S. investors might expect were they to invest directly in the component securities of the Index.

(*)
Performance presented prior to January 15, 2016 occurred while Mr. Beitner was affiliated with prior firms.  For the periods presented, Mr. Beitner had sole responsibility for managing the accounts included in the composite.

Chautauqua Global Composite

The following table sets forth the historical composite performance data for all advisory accounts that have investment objectives, policies, strategies and risks substantially similar to those of the Global Growth Fund (the “Global Composite”).  The Global Composite accounts were managed solely by Brian Beitner, the Global Growth Fund’s portfolio manager, while he was employed by the Advisor (January 15, 2016 to present), Chautauqua Capital Management, LLC (“CCM”) (January 1, 2009 to January 15, 2016) and the TCW Group, from the Global Composite’s inception on January 1, 2007 to December 31, 2008.  The performance of the Global Composite for the period from January 1, 2007 (inception) to December 31, 2008 reflects the performance of a seed portfolio that was managed by Brian Beitner while at the TCW Group.  Thereafter, Mr. Beitner transferred the assets of the seed portfolio to a separate account and established CCM.  During the entire time Mr. Beitner was the sole decision‑maker for the account.  The Global Composite includes all fully discretionary accounts that are fully invested in the global growth equity strategy.  The minimum account size for the composite is $500,000.  As of December 31, 2016, the Global Composite consisted of two accounts.

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Performance of the Global Composite is historical and does not represent the future performance of the Global Growth Fund or the Advisor.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses and are net of applicable foreign withholding taxes, investment advisory fees and expenses and gross of custodian fees.  This methodology differs from the guidelines of the SEC for calculating performance of mutual funds.  The Global Composite’s performance would have been lower than that shown if the accounts included in the Global Composite had been subject to the net annual operating expenses of the Global Growth Fund’s Investor Class shares.  The investment advisory fee schedule for the Global Composite is as follows.  Separate Accounts:  1.00% on the first $25 million; 0.65% thereafter.  Commingled Fund Accounts:  0.80% on the first $25 million; 0.65% thereafter.  Actual investment advisory fees may vary.  Further information on the fees can be found in Part 2A of the Advisor’s Form ADV.  Net of fee performance is presented calculated using actual investment advisory fees.  The Global Composite contained 100% non‑fee paying accounts from inception through June 30, 2011.

Securities transactions are accounted for on the trade date and accrual accounting is utilized.  Cash and cash equivalents are included in performance returns.  The Global Composite is not subject to the diversification requirements, tax restrictions or investment limitations imposed on the Fund by the 1940 Act or Subchapter M of the Code.  Consequently, the performance results of the Global Composite could have been adversely affected if it had been regulated under the federal securities and tax laws.

Global Composite
 Average Annual Total Returns

Periods ended 12/31/1 6	Composite Net	MSCI ACWI Index (ND)(1)

1 Year	1.67%	7.86%
3 Year	6.08%	3.13%
5 Year	10.27%	9.36%
Since inception (1/1/07)	7.00%	3.56%

Global Composite
 Calendar Year Total Returns

Period Ended 12/31	Composite Net	MSCI ACWI Index (ND)(1)
2016	1.67%	7.86%
2015*	9.05%	-2.36%
2014*	7.67%	4.16%
2013*	18.83%	22.80%
2012*	14.92%	16.13%
2011*	-8.86%	-7.35%
2010*	22.62%	12.67%
2009*	70.26%	34.63%
2008*	-49.38%	-42.19%
2007*	25.32%	11.66%

(1)
The MSCI All Country World Index (ACWI) (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets.  It captures more than 2,400 securities with large- and mid-cap capitalizations across 23 developed markets countries and 23 emerging markets countries.  The Index reflects no deduction for fees, expenses or taxes.  MSCI, Inc. publishes two versions of this Index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends.  While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated.  In calculating the net dividends (ND) version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties.  The Advisor believes that the net dividends version better reflects the returns U.S. investors might expect were they to invest directly in the component securities of the Index.

(*)
Performance presented prior to January 15, 2016 occurred while Mr. Beitner was affiliated with prior firms.  For the periods presented, Mr. Beitner had sole responsibility for managing the accounts included in the composite.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five fiscal years or the life of the Fund, as indicated in the tables below.  Certain information reflects financial results for a single Fund share.  The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated periods (assuming reinvestment of all distributions).  This information has been audited by Grant Thornton LLP, whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request.

Baird LargeCap Fund – Institutional Class
Year Ended December 31,
	2016(1)	2015	2014	2013(1)	2012
Per Share Data:
Net asset value, beginning of year	$8.01	$8.93	$7.92	$9.86	$8.71
Income from investment operations:
Net investment income(2)	0.12	0.10	0.09	0.03	0.04
Net realized and unrealized gains (losses) on investments	0.92	(0.45)	1.10	3.16	1.15
Total from investment operations	1.04	(0.35)	1.19	3.19	1.19
Less distributions:
Distributions from net investment income	(0.13)	(0.11)	(0.08)	(0.04)	(0.04)
Distributions from net realized gains	―	(0.46)	(0.10)	(5.09)	―
Total distributions	(0.13)	(0.57)	(0.18)	(5.13)	(0.04)
Net asset value, end of year	$8.92	$8.01	$8.93	$7.92	$9.86
Total return	12.94%	(3.94)%	15.09%	32.68%	13.62%
Supplemental data and ratios:
Net assets, end of year (millions)	$38.8	$35.6	$39.0	$28.0	$24.0
Ratio of net expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets (before waivers)	1.13%	1.11%	1.17%	1.24%	1.34%
Ratio of net investment income to average net assets	1.51%	1.18%	1.08%	0.28%	0.37%
Ratio of net investment income (loss) to average net assets (before waivers)	1.13%	0.82%	0.66%	(0.21)%	(0.22)%
Portfolio turnover rate(3)	85.0%	86.5%	88.2%	127.7%	39.2%

(1)
Effective April 30, 2016, L2 Asset Management, LLC (“L2”) became the Fund’s subadvisor.  L2 replaced Baird Kailash Group, LLC, which was the Fund’s subadvisor from December 23, 2013 until April 30, 2016.  The Fund was managed by the Fund’s Advisor from the Fund’s inception date until December 23, 2013.

(2)	Calculated using average shares outstanding during the year.
(3)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Baird LargeCap Fund’s portfolio turnover rate in 2013 was higher than previous years primarily due to the implementation of a new investment strategy for the Fund by Baird Kailash Group, LLC, the Fund’s prior subadvisor.

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	Baird LargeCap Fund – Investor Class
	Year Ended December 31,
	2016(1)	2015	2014	2013(1)	2012
Per Share Data:
Net asset value, beginning of year	$7.97	$8.87	$7.87	$9.82	$8.68
Income from investment operations:
Net investment income(2)	0.10	0.08	0.05	0.00(3)	0.01
Net realized and unrealized gains (losses) on investments	0.91	(0.45)	1.12	3.14	1.15
Total from investment operations	1.01	(0.37)	1.17	3.14	1.16
Less distributions:
Distributions from net investment income	(0.07)	(0.07)	(0.07)	―	(0.02)
Distributions from net realized gains	―	(0.46)	(0.10)	(5.09)	―
Total distributions	(0.07)	(0.53)	(0.17)	(5.09)	(0.02)
Net asset value, end of year	$8.91	$7.97	$8.87	$7.87	$9.82
Total return	12.67%	(4.18)%	14.89%	32.34%	13.32%
Supplemental data and ratios:
Net assets, end of year (millions)	$0.7	$0.6	$1.2	$0.2	$0.4
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets (before waivers)	1.38%	1.36%	1.42%	1.49%	1.59%
Ratio of net investment income to average net assets	1.26%	0.93%	0.83%	0.03%	0.12%
Ratio of net investment income (loss) to average net assets (before waivers)	0.88%	0.57%	0.41%	(0.46)%	(0.47)%
Portfolio turnover rate(4)	85.0%	86.5%	88.2%	127.7%	39.2%

(1)
Effective April 30, 2016, L2 Asset Management, LLC (“L2”) became the Fund’s subadvisor.  L2 replaced Baird Kailash Group, LLC, which was the Fund’s subadvisor from December 23, 2013 until April 30, 2016.  The Fund was managed by the Fund’s Advisor from the Fund’s inception date until December 23, 2013.

(2)	Calculated using average shares outstanding during the year.
(3)	Amount is less than $0.005.
(4)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Baird LargeCap Fund’s portfolio turnover rate in 2013 was higher than previous years primarily due to the implementation of a new investment strategy for the Fund by Baird Kailash Group, LLC, the Fund’s prior subadvisor.

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Baird MidCap Fund – Institutional Class
Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$14.99	$15.57	$15.00	$11.52	$9.98
Income from investment operations:
Net investment income (loss)	(0.02)(1)	(0.03)(1)	(0.03)(1)	(0.01)	0.07(1)
Net realized and unrealized gains (losses) on investments	0.83	(0.53)	0.76	3.80	1.57
Total from investment operations	0.81	(0.56)	0.73	3.79	1.64
Less distributions:
Distributions from net investment income	―	―	―	―	(0.04)
Distributions from net realized gains	―	(0.02)	(0.16)	(0.31)	(0.06)
Total distributions	―	(0.02)	(0.16)	(0.31)	(0.10)
Net asset value, end of year	$15.80	$14.99	$15.57	$15.00	$11.52
Total return	5.40%	(3.59)%	4.85%	32.90%	16.49%
Supplemental data and ratios:
Net assets, end of year (millions)	$1,105.1	$1,035.0	$910.9	$286.1	$137.2
Ratio of net expenses to average net assets	0.82%	0.80%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets (before waivers)	0.82%	0.80%	0.87%	0.87%	0.97%
Ratio of net investment income (loss) to average net assets	(0.14)%	(0.18)%	(0.17)%	(0.04)%	0.65%
Ratio of net investment income (loss) to average net assets (before waivers)	(0.14)%	(0.18)%	(0.19)%	(0.06)%	0.53%
Portfolio turnover rate(2)	57.2%	52.8%	37.3%	36.3%	29.5%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Baird MidCap Fund – Investor Class
Year Ended December 31,
	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of year	$14.36	$14.96	$14.45	$11.13	$9.66
Income from investment operations:
Net investment income (loss)	(0.06)(1)	(0.06)(1)	(0.06)(1)	(0.03)	0.04(1)
Net realized and unrealized gains (losses) on investments	0.80	(0.52)	0.73	3.66	1.52
Total from investment operations	0.74	(0.58)	0.67	3.63	1.56
Less distributions:
Distributions from net investment income	―	―	―	―	(0.03)
Distributions from net realized gains	―	(0.02)	(0.16)	(0.31)	(0.06)
Total distributions	―	(0.02)	(0.16)	(0.31)	(0.09)
Net asset value, end of year	$15.10	$14.36	$14.96	$14.45	$11.13
Total return	5.08%	(3.80)%	4.62%	32.62%	16.16%
Supplemental data and ratios:
Net assets, end of year (millions)	$137.2	$184.1	$205.4	$143.1	$84.1
Ratio of net expenses to average net assets	1.07%	1.05%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets (before waivers)	1.07%	1.05%	1.12%	1.12%	1.22%
Ratio of net investment income (loss) to average net assets	(0.39)%	(0.43)%	(0.42)%	(0.29)%	0.40%
Ratio of net investment income (loss) to average net assets (before waivers)	(0.39)%	(0.43)%	(0.44)%	(0.31)%	0.28%
Portfolio turnover rate(2)	57.2%	52.8%	37.3%	36.3%	29.5%

(1)	Calculated using average shares outstanding during the year.
(2)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Baird Small/Mid Cap Value Fund – Institutional Class

	Year Ended December 31, 2016	November 30, 2015^ through December 31, 2015
Per Share Data:
Net asset value, beginning of period	$9.52	$10.00
Income from investment operations:
Net investment income(1)	0.13	0.02
Net realized and unrealized gains (losses) on investments	0.72	(0.49)
Total from investment operations	0.85	(0.47)
Less distributions:
Distributions from net investment income	(0.08)	(0.01)
Total distributions	(0.08)	(0.01)
Net asset value, end of period	$10.29	$9.52
Total return	8.91%	(4.66)%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$11.9	$4.7
Ratio of expenses to average net assets	0.95%	0.95%(3)
Ratio of expenses to average net assets (before waivers)	2.86%	6.88%(3)
Ratio of net investment income to average net assets	1.35%	1.96%(3)
Ratio of net investment loss to average net assets (before waivers)	(0.56)%	(3.97) %(3)
Portfolio turnover rate(4)	38.3%	14.7%(2)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Baird Small/Mid Cap Value Fund – Investor Class

	Year Ended December 31, 2016	November 30, 2015^ through December 31, 2015
Per Share Data:
Net asset value, beginning of period	$9.52	$10.00
Income from investment operations:
Net investment income(1)	0.11	0.01
Net realized and unrealized gains (losses) on investments	0.71	(0.48)
Total from investment operations	0.82	(0.47)
Less distributions:
Distributions from net investment income	(0.06)	(0.01)
Total distributions	(0.06)	(0.01)
Net asset value, end of period	$10.28	$9.52
Total return	8.64%	(4.67)%(2)
Supplemental data and ratios:
Net assets, end of period (thousands)	$53.2	$19.0
Ratio of expenses to average net assets	1.20%	1.20%(3)
Ratio of expenses to average net assets (before waivers)	3.11%	7.13%(3)
Ratio of net investment income to average net assets	1.10%	1.71%(3)
Ratio of net investment loss to average net assets (before waivers)	(0.81)%	(4.22)%(3)
Portfolio turnover rate(4)	38.3%	14.7%(2)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird SmallCap Value Fund – Institutional Class
	Year Ended December 31,				May 1, 2012^ through December 31,

	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$13.03	$13.82	$14.01	$10.20	$10.00
Income from investment operations:
Net investment income(1)	0.21	0.11	0.05	0.07	0.15
Net realized and unrealized gains (losses) on investments	1.76	(0.82)	0.01	3.99	0.20
Total from investment operations	1.97	(0.71)	0.06	4.06	0.35
Less distributions:
Distributions from net investment income	(0.17)	(0.08)	(0.05)	(0.05)	(0.12)
Distributions from net realized gains	―	―	(0.20)	(0.20)	(0.03)
Total distributions	(0.17)	(0.08)	(0.25)	(0.25)	(0.15)
Net asset value, end of period	$14.83	$13.03	$13.82	$14.01	$10.20
Total return	15.11%	(5.11)%	0.42%	39.85%	3.52%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$28.2	$23.1	$23.5	$19.0	$8.1
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%(3)
Ratio of expenses to average net assets (before waivers)	1.43%	1.51%	1.55%	2.02%	3.06%(3)
Ratio of net investment income to average net assets	1.58%	0.79%	0.36%	0.71%	2.32%(3)
Ratio of net investment income (loss) to average net assets (before waivers)	1.15%	0.28%	(0.19)%	(0.31)%	0.26%(3)
Portfolio turnover rate(4)	48.9%	42.1%	41.9%	36.9%	24.6%(2)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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	Baird SmallCap Value Fund – Investor Class
	Year Ended December 31,				May 1, 2012^ through December 31,

	2016	2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$12.99	$13.78	$13.98	$10.19	$10.00
Income from investment operations:
Net investment income(1)	0.18	0.07	0.02	0.04	0.14
Net realized and unrealized gains (losses) on investments	1.75	(0.81)	0.00(2)	3.99	0.19
Total from investment operations	1.93	(0.74)	0.02	4.03	0.33
Less distributions:
Distributions from net investment income	(0.11)	(0.05)	(0.02)	(0.04)	(0.11)
Distributions from net realized gains	―	―	(0.20)	(0.20)	(0.03)
Total distributions	(0.11)	(0.05)	(0.22)	(0.24)	(0.14)
Net asset value, end of period	$14.81	$12.99	$13.78	$13.98	$10.19
Total return	14.84%	(5.37)%	0.13%	39.58%	3.32%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$2.6	$2.0	$2.1	$1.1	$0.2
Ratio of net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%(4)
Ratio of expenses to average net assets (before waivers)	1.68%	1.76%	1.80%	2.27%	3.31%(4)
Ratio of net investment income to average net assets	1.33%	0.54%	0.11%	0.46%	2.07%(4)
Ratio of net investment income (loss) to average net assets (before waivers)	0.90%	0.03%	(0.44)%	(0.56)%	0.01%(4)
Portfolio turnover rate(5)	48.9%	42.1%	41.9%	36.9%	24.6%(3)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Chautauqua International Growth Fund – Institutional Class

April 15, 2016^ through December 31, 2016
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.00(1)(2)
Net realized and unrealized loss on investments	(0.43)
Total from investment operations	(0.43)
Net asset value, end of period	$9.57
Total return	(4.30)%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$14.8
Ratio of expenses to average net assets	0.95%(4)
Ratio of expenses to average net assets (before waivers)	2.32%(4)
Ratio of net investment income to average net assets	0.06%(4)
Ratio of net investment loss to average net assets (before waivers)	(1.31)%(4)
Portfolio turnover rate	72.6%(3)(5)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Chautauqua International Growth Fund – Investor Class

April 15, 2016^ through December 31, 2016
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.01)(1)
Net realized and unrealized loss on investments and foreign currency translations	(0.44)
Total from investment operations	(0.45)
Paid in capital from redemption fees	0.01
Net asset value, end of period	$9.56
Total return	(4.40)%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$0.3
Ratio of expenses to average net assets	1.20%(3)
Ratio of expenses to average net assets (before waivers)	2.58%(3)
Ratio of net investment income to average net assets	(0.19)%(3)
Ratio of net investment loss to average net assets (before waivers)	(1.57)%(3)
Portfolio turnover rate	72.6%(2)(4)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Chautauqua Global Growth Fund – Institutional Class

April 15, 2016^ through December 31, 2016
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.01)(1)
Net realized and unrealized gain on investments	0.10
Total from investment operations	0.09
Net asset value, end of period	$10.09
Total return	0.90%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$7.6
Ratio of expenses to average net assets	0.95%(3)
Ratio of expenses to average net assets (before waivers)	3.65%(3)
Ratio of net investment loss to average net assets	(0.16)%(3)
Ratio of net investment loss to average net assets (before waivers)	(2.86)%(3)
Portfolio turnover rate	69.4%(2)(4)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Chautauqua Global Growth Fund – Investor Class

April 15, 2016^ through December 31, 2016
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.03)(1)
Net realized and unrealized gain on investments	0.11
Total from investment operations	0.08
Net asset value, end of period	$10.08
Total return	0.80%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$0.2
Ratio of expenses to average net assets	1.20%(3)
Ratio of expenses to average net assets (before waivers)	3.90%(3)
Ratio of net investment loss to average net assets	(0.41)%(3)
Ratio of net investment loss to average net assets (before waivers)	(3.11)%(3)
Portfolio turnover rate	69.4%(2)(4)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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Your Account

Distribution of Shares

Distributor
The Advisor, Robert W. Baird & Co. Incorporated, is also the distributor (the “Distributor”) of shares of the Funds, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Rule 12b-1 Plan
The Funds have adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”).  Under the Rule 12b-1 Plan, the Investor Class shares pay the Distributor a fee at an annual rate of 0.25% of their average daily net asset value.  The Distributor uses this fee primarily to finance activities that promote the sale of Investor Class shares.  Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising.  Because 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Referral Program
The Distributor has established a referral program pursuant to which it may pay cash compensation to its sales personnel for sales of Institutional Class shares of the Funds.  Compensation paid to participants in this program for sales of Institutional Class shares of the Funds may be more or less than compensation they receive for sales of shares of other investment companies.  These payments may influence the Distributor’s sales personnel to recommend the Institutional Class shares of the Funds over another investment.  The Distributor will pay compensation under the referral program out of its own resources.  Accordingly, the referral program will not affect the price an investor will pay for Institutional Class shares of the Funds.  Please see “Fees and Expenses of the Funds” for information about the Funds’ fees and expenses.

Fund Purchases Through a Financial Intermediary
Financial intermediaries, such as banks, fiduciaries, custodians, investment advisers, and broker-dealers, may hold shares of the Funds for their clients through omnibus or networked accounts.  The Funds, and/or the Distributor on behalf of the Funds, may retain financial intermediaries, as agents, to provide sub-transfer agency, administrative or related shareholder services to their clients for the Funds.  The Distributor or the Funds may pay the financial intermediary for performing such services.

The Distributor may also retain financial intermediaries to provide sales, marketing support, or related services to their clients who beneficially own Fund shares.  From time to time, the Distributor may pay those financial intermediaries for the provision of those services.  These payments, sometimes referred to as marketing support or revenue sharing payments, are in addition to or in lieu of any amounts payable to the financial intermediary under the Funds’ Rule 12b-1 Plan.  Any such payments will be made from the Distributor’s own resources.  Payments may also be made under the Funds’ Rule 12b-1 Plan with respect to distribution and shareholder services provided by financial intermediaries on behalf of Investor Class shares.

The payments made to these financial intermediaries may vary based on a number of factors, including, the types of services provided and amount of their clients’ assets invested in the Funds, and, with respect to marketing support payments, the level of sales activity.  These payments may influence the financial intermediary to recommend the Funds, or a particular class of Fund shares, over another investment.

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Description of Classes

Each Fund offers two classes of shares:  Investor Class and Institutional Class.  The classes differ with respect to their minimum investments.  In addition, expenses of the classes differ.  Investor Class shares impose a Rule 12b-1 fee that is assessed against the assets of a Fund attributable to that class.  Accordingly, the performance information for the Investor Class shares would be lower than the performance information shown for the Institutional Class shares of each Fund.

Financial institutions may receive 12b-1 fees from the Distributor based upon Investor Class shares owned by their clients or customers.  The Distributor will determine the schedule of such fees and the basis upon which such fees will be paid.

Share Price

Shares of each class in a Fund are sold at their net asset value (“NAV”). Shares may be purchased or redeemed on days the New York Stock Exchange (the “NYSE”) is open.  The NYSE is closed most national holidays and Good Friday.

The NAV for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (normally 3:00 p.m., Central time) Monday through Friday, except on days the NYSE is not open.  If the NYSE closes early, the Fund will calculate the NAV at the closing time on that day.  If an emergency exists as permitted by the SEC, NAV may be calculated at a different time.

The NAV for a class of shares is determined by adding the value of each Fund’s investments, cash and other assets attributable to a particular share class, subtracting the liabilities attributable to that class and then dividing the result by the total number of shares outstanding in the class.

When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
• The name of the Fund;
• The dollar amount of shares to be purchased;
• Purchase application or investment stub; and
• Check payable to Baird Funds or, if paying by wire, receipt of Federal Funds.

Each Fund’s investments are valued at market value when market quotations are readily available or otherwise at fair value in accordance with pricing and valuation policies and procedures approved by the Board of Directors.  The valuation committee of the Advisor is responsible for fair value determinations, subject to the ultimate supervision of the Board of Directors.  In general, the “fair value” of a security means the amount that a Fund might reasonably expect to receive for the security upon its current sale.  Pursuant to Accounting Standards Codification 820, “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Under the Funds’ pricing and valuation policies and procedures, stocks are generally valued according to market value.  Most stocks held by the Funds are listed on a U.S. exchange, and their market values are equal to their last quoted sales prices (or, for NASDAQ-listed stocks, the NASDAQ Official Closing Prices).  If there were no transactions on a particular trading day, stocks will be valued at the average of their most recent bid and asked prices.  Debt securities purchased with a remaining maturity of 60 days or less may be valued at amortized cost or fair value if a market price is not available.  Mutual fund shares are valued at their last calculated NAV.  When a market quote for a security is not readily available or deemed to be inaccurate by the Advisor, the Advisor will value the security at “fair value”.  In determining fair value, the Advisor applies valuation methods approved by the Board and takes into account all relevant factors and available information.  Consequently, the value of the security used by a Fund to calculate its NAV may differ from a quoted or published price for the same security.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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Each Fund’s securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV.  As a result, the market value of a Fund’s investments may change on days when you cannot purchase or sell Fund shares.  In addition, a foreign exchange may not value its listed securities at the same time that a Fund calculates its NAV.  Most foreign markets close well before the Funds value their securities, generally 3:00 p.m. (Central Time).  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur in the interim, which may affect a security’s value.  If a significant event occurs in a foreign market after the close of the exchange that may affect a security’s value, such security may be valued at its fair value pursuant to the procedures discussed above.  Each Fund has retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV.  The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

Buying Shares

Minimum Investments

	Initial Purchase	Subsequent Purchases
Investor Class	$1,000 – Individual Retirement Accounts (Traditional/Roth/SIMPLE/SEP IRAs) and Coverdell Education Savings Account	$100
	$2,500 – All Other Accounts	$100
Institutional Class	$25,000 – All Account Types	No minimum

Minimum Investment Reductions – Institutional Class Shares
The minimum initial investment amount for Institutional Class shares is waived for all employees, directors and officers of the Advisor, Subadvisor or the Company and members of their families (including parents, grandparents, siblings, spouses, children and in-laws of such employees, directors and officers).  It is also waived for clients of the Advisor who acquire shares of a Fund made available through a mutual fund asset allocation program offered by the Advisor.  Also, the minimum initial investment amount for Institutional Class shares may be waived or reduced at the discretion of the Distributor, including waivers or reductions for purchases made through certain registered investment advisers and qualified third-party platforms.

Minimum Investment Reductions – Investor and Institutional Class Shares
The investment minimums noted above are waived for investments in Investor and Institutional Class shares by 401(k) and other employer-sponsored retirement plans (excluding IRAs and other one person retirement plans).

In-Kind Payments
Payment for shares of the Funds may, in the discretion of the Funds, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus.  For further information about this form of payment, contact the Funds (toll-free) at 1-866-44BAIRD.  In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.  You may realize a taxable gain or loss on the contributed securities at the time of the in-kind securities payment.

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Timing of Requests
Shares may only be purchased on days when the NYSE is open for business.  Your price per share will be the NAV next computed after your request is received in good order by a Fund or its agents.  All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Receipt of Orders
The Funds may authorize one or more broker-dealers to accept on their behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on a Fund’s behalf.  Contracts with these agents require the agents to track the time that purchase and redemption orders are received.  Purchase and redemption orders must be received by the Funds or their authorized intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

Customer Identification Procedures
The Company, on behalf of each Fund, is required to comply with various anti-money laundering laws and regulations.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

In compliance with Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), please note that U.S. Bancorp Fund Services, LLC, the Company’s transfer agent (the “Transfer Agent”), will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you require assistance when completing your application, please call (toll free) 1-866-44BAIRD.

If the Company or the Transfer Agent does not have a reasonable belief of the identity of a shareholder, the initial purchase will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Funds also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.  The shareholder will be notified of such action within five business days.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Company, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.  If at any time the Company or the Transfer Agent detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Company or the Transfer Agent may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report and/or may take other action.

The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

The Company has appointed an anti-money laundering compliance officer to oversee the implementation of the Company’s Anti-Money Laundering Program.

Market Timing Policy
Depending on various factors (including the size of the Fund, the amount of assets the Advisor typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), short-term or excessive trading into and out of the Funds, generally known as market timing, may harm all shareholders by: disrupting investment strategies; increasing brokerage, administrative and other expenses; decreasing tax efficiency; diluting the value of shares held by long-term shareholders; and impacting Fund performance. The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of market timing (the “Market Timing Policy”).  Pursuant to the Market Timing Policy, the Funds may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds.  For these purposes, the Advisor may consider an investor’s trading history in the Funds or other Baird Funds.  The Funds, the Advisor, the Subadvisor and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

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The Company monitors and enforces its market timing policy through:

•	Monitoring of trade activity;

•	Restrictions and prohibitions on purchases and/or exchanges by persons believed to engage in frequent trading activity;

•	Assessing a 2.00% redemption fee on redemptions and exchanges of International Growth and Global Growth Fund shares held for 90 days or less; and

•
Regular reports to the Board by the Funds’ Chief Compliance Officer regarding any instances of suspected market timing and any waivers granted by the officers and Chief Compliance Officer of the Funds of the redemption fee.

In addition, if market timing is detected in an omnibus account held by a financial intermediary, the Funds may request that the intermediary restrict or prohibit further purchases or exchanges of Fund shares by any shareholder that has been identified as having violated the Market Timing Policy.  The Funds may also request that the intermediary provide identifying information, such as social security numbers, and trading information about the underlying shareholders in the account in order to review any unusual patterns of trading activity discovered in the omnibus account.

While the Funds seek to take action that will detect and deter market timing, the risks of market timing cannot be completely eliminated.  For example, the Funds may not be able to identify or reasonably detect or deter market timing transactions that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, or redemption orders to the Funds on behalf of their customers who are the beneficial owners.  More specifically, unless the financial intermediaries have the ability to detect and deter market timing transactions themselves, the Funds may not be able to determine whether the purchase or sale is connected with a market timing transaction.  In certain cases, the Company may rely on the market timing policies of financial intermediaries, even if those policies are different from the policy of the Company, when the Advisor believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds.  Additionally, there can be no assurance that the systems and procedures of the Funds, Advisor or Distributor will be able to monitor all trading activity in a manner that would detect market timing.  However, the Funds, the Advisor and the Distributor will attempt to detect and deter market timing in transactions by all Fund investors, whether directly through the Transfer Agent or through financial intermediaries.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call the Funds toll-free at 1-866-44BAIRD to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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Methods of Buying
	To Open an Account	To Add to an Account
By Telephone
You may not use the telephone purchase option for your initial purchase of a Fund’s shares.  However, you may call the Funds (toll-free) at
1-866-44BAIRD to open a new account by requesting an exchange into another Baird Fund.  See “Exchanging Shares.”

After your account has been open for 15 days, you may call the Funds (toll-free) at
 1-866-44BAIRD to place your order for Fund shares.  Money will then be moved from your bank account to your Fund account upon request.  Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail
Make your check payable to “Baird Funds.”  All checks must be in U.S. dollars drawn on a U.S. financial institution.  Forward the check and your application to the address below.  To prevent fraud, the Funds will not accept cash, money orders, third party checks, traveler’s checks, credit card checks, starter checks or U.S. Treasury checks for the purchase of shares.  If your check is returned for any reason, a $25 fee will be assessed against your account and you will be responsible for any loss incurred by the Fund(s).  The Funds are unable to accept post-dated checks or any conditional order or payment.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check.  Make your check payable to “Baird Funds.”  Forward the check and stub to the address below.

By Federal Funds Wire	Forward your application to Baird Funds at the address below. Call (toll-free) 1-866-44BAIRD to obtain an account number. Wire funds using the instructions to the right.
Notify the Funds of an incoming wire by calling (toll-free)
1-866-44BAIRD.  Use the following instructions:

U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#:  075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit:
(name of Fund, share class)
(name/title on the account)
(account #)

Wired funds must be received prior to 3:00 pm Central time to be eligible for same day pricing.  The Funds, the Advisor and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

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To Open an Account	To Add to an Account
Automatic Investment Plan
Open a Fund account with one of the other methods.  If by mail, be sure to include your checking account number on the appropriate section of your application and enclose a voided check or deposit slip with your initial purchase application.

Call the Funds (toll-free) at 1-866-44BAIRD for instructions on how to set up an Automatic Investment Plan if you did not select the option on your original application.  Regular automatic investments (minimum of $100) will be taken from your checking account on a monthly basis.  If you do not have sufficient funds in your account or if your account is closed at the time of the automatic transaction, you will be assessed a $25 fee.  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to effective date.

Through Shareholder Service Organizations	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.	To purchase shares for another investor, call the Funds (toll-free) at 1-866-44BAIRD.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares.”

You should use the following addresses when sending documents by mail or by overnight delivery:

By Mail Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	By Overnight Delivery Baird Funds, Inc. c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE:  The Funds and the Transfer Agent do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Selling Shares

Methods of Selling
To Sell Some or All of Your Shares
By Telephone
Call the Funds (toll-free) at 1-866-44BAIRD to place the order.  (Note: for security reasons, requests by telephone will be recorded.)  Telephone redemptions involving $50,000 or more of Investor Class shares are not permitted.

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To Sell Some or All of Your Shares
By Mail
Send a letter to the Funds that indicates the dollar amount or number of shares you wish to redeem.  The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter and, if necessary, have the signature guaranteed.  For Individual Retirement Accounts (“IRAs”), requests submitted without an election regarding tax withholding will be subject to tax withholding.

Systematic Withdrawal Plan
The Funds offer shareholders a Systematic Withdrawal Plan.  Call the Funds (toll-free) at 1-866-44BAIRD to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $50 per period.  Note that this plan may deplete your investment and affect your income or yield.

Shareholder Service Organization	Consult your account agreement for information on redeeming shares.
By Exchange	Call the Funds (toll-free) at 1-866-44BAIRD to obtain exchange information. See “Exchanging Shares” for further information.

Payment of Redemption Proceeds
You may request redemption of your shares at any time.  Shares may be redeemed on days the NYSE is open.  The NYSE is closed most national holidays and Good Friday.  Your shares will be redeemed at the next NAV per share calculated after your order is received in good order by a Fund or its agents.  All requests received in good order before the close of regular trading on the NYSE will be executed at the NAV computed on that day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.  You may receive the proceeds in one of three ways:

When making a redemption request, make sure your request is in good order.  “Good order” means your letter of instruction includes:
• The name of the Fund;
• The number of shares or the dollar amount of shares to
           be redeemed;
•  Signatures of all registered shareholders exactly as the
           shares are registered and, if necessary, with a signature
           guarantee; and
•  The account number.

1)
A check mailed to your account’s address.  Your proceeds will typically be sent on the business day following the day on which the Fund or its agent receives your request in good order.  Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed prior to a redemption request.  A redemption request made within 15 days of an address change will require a signature guarantee.  Proceeds will be sent to you in this way, unless you request one of the alternatives described below.

2)
The proceeds transmitted by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3)
The proceeds transmitted by wire to a pre-authorized bank account for a $15 fee.   This fee will be deducted from your redemption proceeds for complete redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  The fee is paid to the Transfer Agent to cover costs associated with the transfer.  The Advisor reserves the right to waive the wire fee in limited circumstances.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.  Be sure to have all necessary information from your bank.  Your bank may charge a fee to receive wired funds.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, there may be a delay in sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  This procedure is intended to protect the Funds and their shareholders from loss.

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The Transfer Agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Redemption Fee
A redemption fee of 2.00% will be charged on shares of the International Growth Fund and Global Growth Fund redeemed (including in connection with an exchange) 90 days or less from their date of purchase, determined on a first-in, first-out basis.  The redemption fee is paid directly to the International Growth and Global Growth Funds and is designed to offset brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.  The redemption fee does not apply to:

•	shares acquired through dividends or capital gains or investments;

•	shares redeemed because of death or disability;

•	shares redeemed through a systematic withdrawal program;

•	shares redeemed due to return of excess contributions or in connection with required minimum distributions from retirement accounts; and

•
shares redeemed in the event of an involuntary redemption and/or exchange transaction, including, for example, those required by law or regulation, a regulatory agency, a court order, or as a result of the liquidation of the International Growth Fund and Global Growth Fund by the Board of Directors.

In addition, subject to the approval of an officer of the International Growth and Global Growth Funds and the Funds’ Chief Compliance Officer, the redemption fee will not apply to:

•	certain employer sponsored retirement accounts (including 401k and other types of defined contribution or employee benefit plans);

•	omnibus accounts held by financial intermediaries whose systems are unable to assess a redemption fee; and

•	shares redeemed through an automatic, non-discretionary rebalancing or asset allocation program.

The International Growth Fund and Global Growth Fund may waive the redemption fee in the case of hardship and in other limited circumstances with respect to certain types of redemptions or exchanges that do not indicate market timing strategies.

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee ensures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee, from either a Medallion program member or a non-Medallion program member,  or other acceptable signature verification of each owner is required to redeem shares in the following situations:

•	If you are requesting a change in ownership on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

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•	If a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
•	For all redemptions of Investor Class shares totaling $50,000 or more from any shareholder account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Signature guarantees are designed to protect both you and the Funds from fraud.  Signature guarantees can be obtained from most banks, credit unions or saving associations, or from broker-dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC.  Notaries cannot provide signature guarantees.

Non-financial transactions including establishing or modifying certain services on an account may require signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution.

Corporate, Trust and Other Accounts
Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-866-44BAIRD before making the redemption request to determine what additional documents are required.

Transfer of Ownership
In order to change the account registrant or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll-free) at
1-866-44BAIRD before making your request to determine what additional documents are required.

Exchanging Shares

You may exchange all or a portion of your investment from the same class of one Baird Fund to an identically registered account in another Baird Fund.  You may also exchange between classes of a Fund or other Baird Funds if you meet the minimum investment requirements for the class into which you would like to exchange.  Any new account established through an exchange will be subject to the minimum investment requirements applicable to the shares acquired.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  The exchange privilege may be exercised only in those states where the class of shares of the Fund being acquired legally may be sold.

An exchange from one Baird Fund to another Baird Fund is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable capital gain or loss unless you are a tax-exempt investor or hold your shares through a tax-deferred account such as a 401(k) plan or an IRA.  A conversion from shares of one class to shares of a different class within the same Baird Fund is generally not a taxable transaction for federal income tax purposes.

Call the Funds (toll-free) at 1-866-44BAIRD to learn more about exchanges and other Baird Funds.

More Information about the Exchange Privilege
The Funds and other Baird Funds are intended as long‑term investment vehicles and not to provide a means of speculating on short‑term market movements.  In addition, excessive trading can hurt the Funds’ performance and shareholders.  Therefore, each Fund may terminate, without notice, the exchange privilege of any shareholder who uses the exchange privilege excessively.  See “Your Account—Buying Shares—Market Timing Policy.”  In addition, if you exchange your shares in a Fund for shares in any other Baird Fund, you may be subject to the redemption fee described under “Your Account – Selling Shares – Redemption Fee.”  The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

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General Transaction Policies

The Funds reserve the right to:

•	Vary or waive any minimum investment requirement.

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

•
Reject any purchase or the purchase side of an exchange request for any reason.  Generally, a Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or a shareholder’s history of excessive trading).

•
Reinvest a distribution check in your account at a Fund’s then-current NAV and reinvest all subsequent distributions if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a distribution check remains uncashed for six months.  You may change the distribution option on your account at any time by writing or calling the transfer agent. Any request for change should be submitted five days prior to the next distribution.

•
Redeem all shares in your account if your balance falls below the Funds’ minimum initial purchase amount for the applicable class of shares.  If, within 60 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request.

•	Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

•	Modify or terminate the exchange privilege after a 60-day written notice to shareholders.

•
Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.  The Funds expect that any redemptions in kind will be made with readily marketable securities.  However, shareholders who receive a redemption in kind will bear market risk until they sell the securities.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.

•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

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Telephone trades must be received by or prior to market close.  During periods of significant economic or market change, shareholders may encounter higher than usual call waits and telephone transactions may be difficult to complete.  Please allow sufficient time to place your telephone transaction.  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “Buying Shares.”

Your broker-dealer or other financial organization may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker-dealer or other financial organization for details.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

Distributions and Taxes

Distributions

Each Fund makes distributions to its shareholders from the Fund’s net investment income and any realized net capital gain.

Distributions from a Fund’s net investment income are declared and paid annually.  Net capital gain, if any, is generally distributed annually.  It is expected that each Fund’s distributions will be primarily distributions of net capital gain.

Each share class determines its net investment income and net capital gain distributions in the same manner.  However, because Investor Class shares have Rule 12b-1 distribution fees, distributions of net investment income paid to Investor Class shareholders will be lower per share than those paid to Institutional Class shareholders.

All of your distributions from a Fund’s net investment income and net capital gain will be reinvested in additional shares of the same class of that Fund unless you instruct otherwise on your account application or have redeemed all shares you held in the Fund.

Taxation

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund.

Fund distributions are taxable regardless of whether the distributions are received in cash or reinvested in additional Fund shares, unless you hold your shares through a tax-deferred account, such as a 401(k) plan or an IRA.  Distributions of a Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gain and net gain from foreign currency transactions), if any, generally are taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum federal income tax rate of 39.6%), except to the extent any of the distributions are attributable to and reported as “qualified dividend income,” as described below.  For corporate shareholders, distributions of a Fund’s investment company taxable income may be eligible for the inter-corporate dividends-received deduction.  Fund distributions may not be subject to federal income tax if you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case you may be subject to federal income tax upon withdrawal of money from such tax-deferred arrangements.  The Funds may be required to withhold federal income tax at a rate of 28% (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Funds with your correct Social Security or tax identification number.  You must certify that the number is correct and that you are not subject to backup withholding.  The certification is included as part of the share purchase application form.

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For non-corporate shareholders, to the extent that a distribution of investment company taxable income is attributable to and reported as “qualified dividend” income, the receipt of such income may be eligible for the reduced federal income tax rates applicable to net long-term capital gain.  If a Fund has gross income (excluding net capital gain) of which more than 95% was “qualified dividends,” all of that Fund’s distributions of investment company taxable income will be eligible for the lower federal income tax rates on “qualified dividends.”  Certain holding period requirements also must be satisfied by both a Fund and the shareholder to obtain “qualified dividend” treatment.

Distributions of a Fund’s net capital gain (the excess of net long-term capital gain over net short-term capital loss) will generally be taxable as long-term capital gains (for non-corporate shareholders, currently taxed at a maximum federal income tax rate of 20%) whether reinvested in additional Fund shares or received in cash and regardless of the length of time that a shareholder has owned Fund shares.

A distribution of a Fund’s investment company taxable income or net capital gain declared by the Fund in October, November or December, but paid during January of the following year, is taxable as if received on December 31 of the year such distribution was declared.

If the value of shares is reduced below a shareholder’s cost basis as a result of a distribution by a Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital.  Investors considering buying shares just prior to a distribution of a Fund’s investment company taxable income or net capital gain should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them.

Certain individuals, trusts, and estates may be subject to a Medicare tax of 3.8% (in addition to regular income tax).  The Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in the shareholder’s investment income for purposes of this Medicare tax.

The federal income tax status of all distributions made by each Fund for the preceding year will be reported to shareholders annually.  Distributions made by the Funds may also be subject to state and local taxes.  Please note that distributions of both investment company taxable income and net capital gain are taxable even if reinvested in additional Fund shares.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, and the length of time that the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as short-term capital gain or loss.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming shares of the same Fund at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly acquired shares to preserve the loss until a future sale, exchange or redemption.

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If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions.  Please see the SAI for additional information regarding the foreign tax credit.

Each Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those Fund shares.  The Funds will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

Additional tax information may be found in the SAI.  Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Funds.

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For More Information

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”)
The SAI contains details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the Securities and Exchange Commission (“SEC”) and is incorporated by reference into this prospectus.  This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide information regarding the Funds’ financial reports and portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-866-44BAIRD or by writing to:

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

The Funds’ prospectus, SAI and the annual and semi-annual reports are also available, free of charge, on the Funds’ website at www.bairdfunds.com.

You may write to the SEC’s Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC’s Public Reference Room and review and copy documents while you are there.  For more information about the operation of the SEC’s Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
100 F Street
Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Funds are also available on the EDGAR database on the SEC’s Internet website at http://www.sec.gov.

1940 Act File No. 811-09997

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BAIRD FUNDS, INC.
Statement of Additional Information

Baird LargeCap Fund (Investor Class: BHGSX) (Institutional Class: BHGIX)	Baird SmallCap Value Fund (Investor Class: BSVSX) (Institutional Class: BSVIX)

Baird MidCap Fund (Investor Class: BMDSX) (Institutional Class: BMDIX)	Chautauqua International Growth Fund (Investor Class: CCWSX) (Institutional Class: CCWIX)

Baird Small/Mid Cap Value Fund (Investor Class: BMVSX) (Institutional Class: BMVIX)	Chautauqua Global Growth Fund (Investor Class: CCGSX) (Institutional Class: CCGIX)

May 1, 2017

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2017 of the Baird LargeCap Fund (the “LargeCap Fund”), the Baird MidCap Fund (the “MidCap Fund”), the Baird Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), the Baird SmallCap Value Fund (the “SmallCap Value Fund”), the Chautauqua International Growth Fund (the “International Growth Fund”) and the Chautauqua Global Growth Fund (the “Global Growth Fund”) (each a “Fund” and collectively the “Funds”).  Each Fund is a series of Baird Funds, Inc. (the “Company”).  This SAI contains additional information about principal strategies and risks already described in the Prospectus, as well as descriptions of non-principal strategies not described in the Prospectus.  Copies of the Funds’ Prospectus may be obtained, free of charge, by writing the Funds at 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling (toll-free) 1-866-44BAIRD, or on the Funds’ website at www.bairdfunds.com.  You should read this SAI together with the Prospectus and retain it for further reference.

The Funds’ audited financial statements for the year ended December 31, 2016 are incorporated herein by reference to the Funds’ 2016 Annual Report.  A copy of the Annual Report may be obtained without charge by calling the Funds (toll-free) at 1-866-44BAIRD.

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BAIRD FUNDS, INC.

The Company is an open-end, diversified management investment company.  Each Fund is a series of common stock of the Company, a Wisconsin corporation that was incorporated on June 9, 2000.  The Company is authorized to issue shares of common stock in series and classes.  Each series of the Company is currently divided into two classes, an Investor Class and an Institutional Class.  The Company also offers eight fixed income funds that are described in a separate Prospectus and SAI.

INVESTMENT STRATEGIES AND RISKS

General Information Regarding the Funds

The investment advisor to each Fund is Robert W. Baird & Co. Incorporated (the “Advisor”).  The sub-advisor to the LargeCap Fund is L2 Asset Management, LLC (the “Subadvisor”).

As a principal investment strategy, the LargeCap Fund principally invests in common stocks and exchange-traded funds (“ETFs”).

As a principal investment strategy, the MidCap Fund principally invests in the following equity securities: common stocks, preferred stocks and securities convertible into common stocks.

As a principal investment strategy, the Small/Mid Cap Value Fund primarily invests in common stocks of domestic companies with small to medium market capitalizations.  As a non-principal investment strategy, the Small/Mid Cap Value Fund may also invest in preferred stocks, ETFs and other investment companies, U.S. Government securities and money market instruments.  The Small/Mid Cap Value Fund may also enter into options contracts and engage in securities lending and borrowing.

As a principal investment strategy, the SmallCap Value Fund primarily invests in common stocks of domestic companies with small market capitalizations.  As a non-principal investment strategy, the SmallCap Value Fund may also invest in preferred stocks, ETFs and other investment companies, U.S. Government securities and money market instruments.  The SmallCap Value Fund may also enter into options contracts and engage in securities lending and borrowing.

As a principal investment strategy, the International Growth Fund and Global Growth Fund invest primarily in equity securities of both U.S. and non-U.S. companies with medium to large market capitalizations.

The Funds may also invest in common or ordinary shares of foreign companies and American Depositary Receipts (“ADRs”) representing common or ordinary shares of foreign companies that are traded on U.S. exchanges.

Note on Percentage Limitations

Whenever an investment objective, policy or strategy of a Fund set forth in the Fund’s Prospectus or this SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, a Fund may exceed such percentage limitations from time to time.

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Sector Exposure and Industry Limitations

The Funds’ investments could be concentrated in one or more economic sectors.  Similarly, it is also possible the Funds will have no exposure to one or more economic sectors.  An economic sector refers to a large segment of the general economy and is comprised of multiple industries that operate in that segment.  Under the Global Industry Classification Standards (“GICS”), an industry classification system developed by S&P in collaboration with Morgan Stanley Capital International Barra, there are 10 economic sectors that comprise nearly all business activity within the economy, including energy, materials, industrials, consumer discretionary, consumer staples, health care, financials, information technology, telecommunication services and utilities.  Within each economic sector, there are numerous industries and sub-industries.  An industry is a group of companies that conduct similar business activities.  The LargeCap Fund and MidCap Fund generally will not purchase a security if, as a result, the Fund will have more than 25% of its total assets in a single industry.  The Small/Mid Cap Value Fund generally will not purchase a security if, as a result, the Fund will have more than 30% of its total assets in a single economic sector (except for the financial sector) or more than 25% of its total assets in a single industry.  The percentage of the Small/Mid Cap Value Fund’s total assets invested in companies in the financial sector will generally be within the range of +/-10% of the percentage that the financial sector represents within the Russell 2500® Value Index.  Thus, if the financial sector represents 25% of the Russell 2500® Value Index, then the Small/Mid Cap Value Fund will generally have 15% to 35% of its total assets invested in companies within the financial sector.  The SmallCap Value Fund generally will not purchase a security if, as a result, the Fund will have more than 30% of its total assets in a single economic sector (except for the financial sector) or more than 25% of its total assets in a single industry.  The percentage of the SmallCap Value Fund’s total assets invested in companies in the financial sector will generally be within the range of +/-10% of the percentage that the financial sector represents within the Russell 2000® Value Index.  Thus, if the financial sector represents 25% of the Russell 2000® Value Index, then the SmallCap Value Fund will generally have 15% to 35% of its total assets invested in companies within the financial sector.  A Fund generally will not purchase a security if, as a result, the Fund will have more than 25% of its total assets in a single industry.

Significant exposure to a particular economic sector will present the Funds with special risks associated with that sector.  The performance of a particular sector may be vulnerable to general economic conditions, changes in prevailing interest rates, political developments, adverse laws and regulations and their enforcement, social and reputational changes, and the performance of industries and companies within the sector.

Real Estate Investment Trusts

As a non-principal investment strategy, the Funds may invest in real estate investment trusts (“REITs”).  A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  The Code permits a qualifying REIT to deduct its dividend payments from taxable income, thereby effectively eliminating corporate level federal income tax on any dividends paid.  To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

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REITs are sometimes informally characterized as Equity REITs and Mortgage REITs.  An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types.  Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs.  Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline.  During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs.  In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs.  Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects.  By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended.  Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified.  Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation.  In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).  The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT.  In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

ETFs, Other Investment Companies and Index-Based Investments

The Funds may invest in securities issued by other investment companies, including mutual funds, ETFs and closed-end funds, to the extent permitted by the 1940 Act and the rules and regulations thereunder and any exemptive relief therefrom.  Under the 1940 Act, a Fund generally may not acquire (1) more than 3% of the voting stock of any one investment company, (2) securities of an investment company with a value in excess of 5% of the Fund’s total assets or (3) securities of all investment companies with a value in excess of 10% of the Fund’s total assets.  A Fund may purchase shares of unaffiliated money market funds, ETFs and other mutual funds in excess of these limits as permitted by the 1940 Act and the “fund of funds” rules promulgated thereunder, and, if applicable, an SEC exemptive order.  The Funds may invest in money market mutual funds when the stock markets are expected to decline or when attractive equity investments are otherwise unavailable.  A Fund may acquire ETFs and other mutual funds as a means of investing cash temporarily in instruments consistent with the Fund’s investment objective.

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ETFs are investment companies that are bought and sold on a securities exchange.  Each share of an ETF represents an undivided ownership interest in the portfolio of stocks held by an ETF.  Investments in index-based investments are subject to the same risks as investments in the securities that comprise the index.  Index-based, or “passive”, ETFs acquire and hold either (i) shares of all of the companies that are represented by a particular index in the same proportion that is represented in the index itself; or (ii) shares of a sampling of the companies that are represented by a particular index in a proportion meant to track the performance of the entire index. Accordingly, the market price of index-based investments fluctuates in relation to changes in the value of the underlying portfolio of securities.

Index-based ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the ETFs’ underlying index, and the value of their shares should, under normal circumstances, closely track the value of the underlying index’s component securities.  ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index.  Because an ETF has operating expenses and transaction costs, while an index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

In connection with its investment in ETF shares or shares of another investment company, the Funds will incur various costs.  As a shareholder of another investment company, a Fund would bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  Generally, those fees include, but are not limited to, trustees’ fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the net asset value of an investment company or ETF and, therefore, the shares representing a beneficial interest therein. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.  The Fund may also realize capital gains or losses when shares of the other investment company are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs.

As a principal investment strategy, the LargeCap Fund may invest in shares of ETFs that principally invest in large-capitalization companies.  For example, the Fund may invest in the iShares Core S&P 500 ETF or SPDR S&P 500 ETF.  As a non-principal investment strategy, the LargeCap Fund may also invest in shares of ETFs that principally invest in companies in a single market sector.

As a non-principal investment strategy, the MidCap Fund, Small/Mid Cap Value and SmallCap Value Fund may invest in investment companies or vehicles (such as ETFs) that seek to track the composition and performance of a specific index.

Securities Lending.  As a non-principal investment strategy, the Funds may lend their portfolio securities to unaffiliated domestic broker-dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned.  The Funds lend their portfolio securities to increase their return because of the interest and other income the Funds can earn from investing the collateral.  During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral.  Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under “Money Market Instruments,” or any combination thereof.  There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.  However, loans will be made only to borrowers deemed by the Advisor to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.  When a Fund lends its securities, the Fund continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral.  A Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.  Dividends received by a Fund on the loaned securities are not eligible for the reduced rates of federal income tax applicable to “qualified dividends.”  Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

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The Funds’ securities lending agent is U.S. Bank National Association (“U.S. Bank”), the Funds’ custodian (see below under “Investment Advisory and Other Services – Custodian”).  Some of U.S. Bank’s services may be delegated to U.S. Bancorp Asset Management, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator.  Investments of the cash collateral received from borrowers of the Funds’ securities are made by U.S. Bancorp Asset Management, Inc. in accordance with applicable guidelines.  The Funds have policies and procedures designed to ensure that securities are loaned only to qualified borrowers, that investments of the cash collateral are consistent with applicable guidelines, that the amount of cash collateral received is at least equal to the market value of the securities on loan (which are marked to market on a daily basis), and that the loans can be called on demand.  The Funds do not currently engage in securities lending, but may do so in the future.

Money Market Instruments.  As a non-principal investment strategy, the Funds may invest from time to time in “money market instruments,” a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 13 months or less.  These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although the Funds will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor or Subadvisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 20% of the Fund’s net assets at the time of purchase.  Each Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

Investments by a Fund in commercial paper will consist of issues rated at the time A-1 by S&P, Prime-1 by Moody’s or a similar short-term credit rating by another nationally recognized statistical rating organization.  In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor or Subadvisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by a Fund as previously described.

The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate.  Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time.  The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.  If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.  The Funds invest in variable amount master demand notes only when the Advisor or Subadvisor deems the investment to involve minimal credit risk.

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U.S. Government Obligations.  As a non-principal investment strategy, the Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills that mainly differ only in their interest rates, maturities and time of issuance.  The Funds may also invest in other securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities, such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), commonly referred to as “Fannie Mae,” General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation (“FHLMC”), commonly referred to as “Freddie Mac,” Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.  No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.  For instance, securities issued by GNMA are supported by the full faith and credit of the United States, while securities issued by FNMA and FHLMC are supported only by the discretionary authority of the U.S. government.

Borrowings.  As a non-principal investment strategy, the Funds may borrow money from banks to the extent allowed (as described below) to meet shareholder redemptions or for other temporary or emergency purposes.  Any borrowings by a Fund may not remain outstanding for more than 15 business days.  If the securities held by a Fund should decline in value while borrowings are outstanding, the Fund’s net asset value will decline in value by proportionately more than the decline in value suffered by the Fund’s securities.  As a result, a Fund’s net asset value may be subject to greater fluctuation until the borrowing is paid off.  The Funds have established a line of credit with U.S. Bank, its custodian bank, by which each Fund may borrow money for temporary or emergency purposes.  Each Fund may pledge assets to secure bank borrowings which are limited to 33 1/3% of a Fund’s total assets.  An unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of the Funds.

Preferred Stocks.  As a non-principal investment strategy, the Funds may invest in preferred stocks.  Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock but after bond owners.  Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.  Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer’s board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default.  The Funds will limit their investments in preferred stock to no more than 5% of their respective net assets.

Options.  As a non-principal investment strategy, the Funds may purchase put and call options for hedging purposes and the Small/Mid Cap Value and SmallCap Value Fund may also purchase put and call options for speculative purposes.  A Fund will not buy an option when the aggregate premiums on outstanding options held by the Fund exceed 5% of its net assets.  Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation.

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However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities.  In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option.  The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the Advisor.  Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction.  The Funds bear the risk that the broker-dealer will fail to meet its obligations.  There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position.  Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index.  Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

The Funds may purchase put options on portfolio securities at or about the same time that the Funds purchase the underlying security or at a later time.  By buying a put, a Fund limits the risk of loss from a decline in the market value of the security until the put expires.  Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs.  Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security.  A call option may also be purchased to increase a Fund’s return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.  Prior to its expiration, a purchased put or call option may be sold in a “closing sale transaction” (a sale by a Fund, prior to the exercise of the option that the Fund has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

In addition, the Funds may sell covered call options listed on a national securities exchange.  Such options may relate to particular securities or to various indices.  A call option on a security is covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are segregated or “earmarked” on the Fund’s records) upon conversion or exchange of other securities held by the Fund.  A call option on an index is covered if cash or cash equivalents equal to the contract value are segregated or earmarked on the Fund’s records.  A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference in cash or cash equivalents is segregated or earmarked on the Fund’s records. The aggregate value of a Fund’s assets subject to covered options written by the Fund will not exceed 5% of the value of its net assets.

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A Fund’s obligations under a covered call option written by the Fund may be terminated prior to the expiration date of the option by the Fund executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written.  Such a purchase does not result in the ownership of an option.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms.  The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.  An option position may be closed out only on an exchange that provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option.  A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell an underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period.  A Fund will write an option on a particular security only if the Advisor believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

By writing a covered call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.  Except to the extent that a written call option on an index is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding.  The use of covered call options will not be a primary investment technique of the Funds.  When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities.  The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written.  The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices.  If an option expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated.  Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period.  If a covered call option on a security is exercised, a Fund may deliver the underlying security held by the Fund or purchase the underlying security in the open market.  In either event, the proceeds of the sale will be increased by the net premium originally received, and a Fund will realize a gain or loss.  Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Investing in options is a highly specialized activity that entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer’s risk is limited to the amount of the original investment for the purchase of the option.  Other risks include (i) an imperfect correlation between the change in market value of the securities a Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

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Foreign Currency Futures Contracts and Related Options.  As a non-principal investment strategy, the International Growth and the Global Growth Funds may purchase or sell foreign currency future contracts, or options thereon.  A futures contract is an agreement between two parties to buy or sell a specific amount of an underlying reference instrument (such as a security or commodity) for a specified price on a specified future date.  These contracts are traded on exchanges so that, in most cases, either party can close out its position on the exchange for cash without delivering the security or commodity, or other underlying reference instrument.  An option on a futures contract (futures option) gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option at a specified price and on or before a specified expiration date.

A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.  A public market exists in futures contracts covering a number of foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the Japanese yen, the Swiss franc, the Mexican peso, and certain multinational currencies, such as the euro.

Initially, in accordance with the terms of the exchange on which a futures contract is traded, a Fund may be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract.  This amount is known as initial margin.  The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied.  Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying foreign currency fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing.  As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor.  For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.  A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out.  Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in value of the foreign currencies held by a Fund and the price of related futures contracts and options on futures purchased or sold by the Fund; and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of the Fund to close open futures positions, which could have an adverse impact on the Fund’s ability to hedge.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session.  Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

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Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract of related option.  The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not by fully reflected in the value of the option purchased.  Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the foreign currency being hedged, an option may or may not be less risky than ownership of the futures contract or such foreign currency.  In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract.  Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).  The regulation of futures and options in the U.S. is a rapidly changing area of law and is subject to change by governmental or regulatory action.

In connection with a futures transaction, unless the transaction is covered in accordance with the SEC positions, a Fund will segregate or earmark on the Fund’s records cash equal to the entire amount at risk (less margin deposits) on a continuous basis.  Each Fund’s commodities transactions must be made solely for bond fide hedging purposes as defined by the Commodities Futures Trading Commission.  In addition, the Fund may invest in commodity interests for other than bona fide hedging purposes if it meets either the 5% trading de minimis test (the “5% Test”) or a test based on the net notional value of the Fund’s commodities transactions (the “Notional Test”).  Under the 5% Test, the aggregate initial margin and premiums required to establish positions in commodity futures, commodity options or swaps may not exceed 5% of the Fund’s net asset value. Under the Notional Test, the aggregate net notional value of commodity futures, commodity options or swaps not used solely for bond fide hedging purposes may not exceed 100% of the Fund’s net asset value.  The Advisor on behalf of each Fund of the Company has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodity Exchange Act (the “CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Each Fund intends to limit its transactions in futures contracts and related options so that it complies with the 5% test.

Forward Foreign Currency Exchange Contracts. As a non-principal investment strategy, the International Growth and the Global Growth Funds may engage in forward foreign currency exchange contracts.  A forward contract involves an obligation to purchase or sell a specific currency on a specific date in the future.  For example, a forward contract may require a Fund to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  Forward foreign currency exchange contracts are traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, often have deposit or initial margin requirements, and are consummated without payment of any commissions.  In order to assure that a Fund’s forward foreign currency exchange contracts are not used to achieve investment leverage, to the extent that such contracts are not “covered” by liquid underlying investments in the respective foreign currency or a “proxy” currency, the Fund will segregate or earmark on the Fund’s records liquid assets in an amount at all times equal to or exceeding the Fund’s commitments with respect to these contracts.  The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds’ portfolio securities are or are expected to be denominated.

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At or before the maturity of a forward foreign currency exchange contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver.  If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward foreign currency exchange contract prices.  Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase.  Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

Upon maturity of a forward foreign currency exchange contract, a Fund may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward foreign currency exchange contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then-current exchange rate.  A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract.  There can be no assurance that new forward contracts or offsets will be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.  Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are typically involved.  The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future.  In addition, although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

A Fund’s ability to dispose of its positions in forward foreign currency exchange contracts will depend on the availability of active markets in such instruments.  It is impossible to predict the amount of trading interest that may exist in various types of forward foreign currency exchange contracts.

Foreign Securities and ADRs.  As a principal investment strategy, the LargeCap Fund, MidCap Fund, Small/Mid Cap Value Fund and SmallCap Value Fund may each invest up to 15% of its total assets in foreign equity securities including common stocks, ordinary shares and ADRs.  As a principal investment strategy, the International Growth Fund and the Global Growth Fund may each invest up to 100% of its total assets in foreign equity securities including common stocks, ordinary shares and ADRs.  In determining whether a company is a non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.  The Funds may invest in sponsored and unsponsored ADRs.  ADRs are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  ADRs in which the Funds may invest will be listed on a national securities exchange or may trade in the over-the-counter market.  ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency.  The underlying security may be subject to foreign government taxes which would reduce the yield on such securities.  Investments in ADRs also involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.  Such securities may also be subject to greater fluctuations in price than securities of domestic corporations.  In addition, there may be less publicly available information about a foreign company than about a domestic company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

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While “sponsored” and “unsponsored” ADR programs are similar, there are differences regarding ADR holders’ rights and obligations and the practices of market participants.  A depositary may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depositary requests a letter of non-objection from the underlying issuer prior to establishing the facility.  Holders of unsponsored ADRs generally bear all the costs of the ADR facility.  The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distribution, and the performance of other services.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to ADR holders in respect of the underlying securities.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depositary and the underlying issuer through a deposit agreement.  The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depositary and the ADR holders.  With sponsored facilities, the underlying issuer typically bears some of the costs of the ADR (such as dividend payment fees of the depositary), although ADR holders may bear costs such as deposit and withdrawal fees.  Depositories of most sponsored ADRs agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer’s request.

Although the Funds’ investments in foreign companies will primarily consist of companies located in industrialized or developed countries, some foreign companies may be domiciled in or derive substantial revenues from countries in emerging markets, which may be more susceptible to political, social or economic instability in those countries and greater price volatility.

Illiquid Securities.  Each Fund may hold up to 15% of the value of its net assets in illiquid securities.  In general, illiquid securities are securities that cannot be sold or disposed of within seven days at their approximate market value.  Securities that are not registered under the federal securities laws and cannot be sold to the U.S. public because of SEC regulations (known as “restricted securities”) generally are regarded as illiquid securities unless the Advisor or Subadvisor determines otherwise.  If a Fund should hold more than 15% of its net assets in illiquid securities, the Advisor or Subadvisor will consider appropriate steps to protect maximum liquidity, including the orderly sale of illiquid securities.  Please note that a considerable period may elapse between a decision to sell such securities and the time when such securities can be sold.  If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

Cash or Similar Investments; Temporary Strategies

As a non-principal investment strategy, under normal market conditions, each of the International Growth Fund and Global Growth Fund may invest up to 10%, and each of the remaining Funds may invest up to 20% of its net assets in cash or similar short-term, investment grade securities such as U.S. government securities, money market mutual funds, repurchase agreements, commercial paper or certificates of deposit.  In addition, in limited circumstances, to retain the flexibility to respond promptly to changes in market, economic or political conditions or in the case of unusually large cash inflows or redemptions, the Advisor or Subadvisor may invest up to 100% of a Fund’s total assets in such investments.  When a Fund takes a temporary position, the Fund may not achieve its investment objective.

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Cybersecurity Risk

With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Funds cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders.  As a result, the Funds and their shareholders could be negatively impacted.

Portfolio Turnover

The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Funds may engage in short-term trading to achieve their respective investment objectives.

Each Fund may sell a portfolio investment soon after its acquisition if the Advisor or Subadvisor believes that such a disposition is consistent with attaining the investment objective of a Fund.  Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.  A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders.  High portfolio turnover may result in the realization of substantial net capital gains.  To the extent net short-term capital gains are realized, distributions attributable to such gains will be taxed at ordinary income rates (for noncorporate shareholders, currently as high as 39.6%) for federal income tax purposes.  The table below shows the portfolio turnover rate for each Fund for the last two fiscal periods.

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Portfolio Turnover Rate During Fiscal Periods Ended December 31,
	2016	2015
LargeCap Fund	85.0%	86.5%
MidCap Fund	57.2%	52.8%
Small/Mid Cap Value Fund(1)	38.3%	14.7%
Small Cap Value Fund	48.9%	42.1%
International Growth Fund(2)	72.6%	N/A
Global Growth Fund(2)	69.4%	N/A
(1)	The Small/Mid Cap Value Fund commenced operations on November 30, 2015.
(2)	The International Growth Fund and Global Growth Fund commenced operations on April 15, 2016.

INVESTMENT OBJECTIVES AND LIMITATIONS

Investment Objectives

The investment objective of a Fund cannot be changed without shareholder approval, which requires the approval of a “majority of the Fund’s outstanding voting securities,” as defined below.

Fundamental Investment Limitations

The Funds are subject to the fundamental investment limitations enumerated in this subsection, which may be changed only by a vote of the holders of a majority of the Fund’s outstanding voting securities.  A “majority of the outstanding voting securities” of a Fund means the lesser of (1) 67% of the shares of common stock of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

Each Fund:

1. May not, with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (i) borrow from banks for temporary or emergency purposes (but not for leveraging or the purchase of investments), and (ii) make other investments or engage in other transactions permissible under the 1940 Act, which may involve a borrowing, including borrowing through reverse repurchase agreements, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).  If the amount borrowed at any time exceeds 33 1/3% of the Fund’s total assets, the Fund will, within three days thereafter (not including Sundays, holidays and any longer permissible period), reduce the amount of the borrowings such that the borrowings do not exceed 33 1/3% of the Fund’s total assets.  The Fund may also borrow money from other persons to the extent permitted by applicable laws.

3. May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.

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5. May not purchase or sell physical commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

With respect to Fundamental Investment Limitation No. 2, “any longer permissible period” means any longer period authorized by the SEC in accordance with Section 18(f)(1) of the 1940 Act and “applicable laws” means the 1940 Act, any rule, regulation or exemptive order thereunder or SEC staff interpretation thereof.

Under the 1940 Act, in addition to borrowing from banks, the Funds may borrow from other persons an additional amount not exceeding 5% of its total assets for temporary purposes.  The Funds do not intend to borrow from parties other than banks.

With respect to Fundamental Investment Limitation No. 3, the 1940 Act permits the Funds to enter into options, futures contracts, forward contracts, repurchase agreements and reverse repurchase agreements provided that these types of transactions are covered in accordance with SEC positions.  Under SEC staff interpretations of the 1940 Act, such derivative transactions will not be deemed “senior securities” if the Funds segregate or earmark assets on the Funds’ records or otherwise cover their obligations to limit the Funds’ risk of loss, such as through offsetting positions.

With respect to Fundamental Investment Limitation No. 7, the Advisor determines industry classifications for a Fund in accordance with the Global Industry Classification Standards, an industry classification system developed by Standard & Poor’s Corporation in collaboration with Morgan Stanley Capital International, or other classification sources maintained and developed by third parties.  In the absence of such classification, or if the Advisor determines in good faith based on its own analysis that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Advisor may classify an issuer accordingly.  Thus, the composition of an industry may change from time to time.  A Fund may be concentrated in a sector but will not be concentrated in any industry.  There is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions even though the proceeds from the sale of those instruments by such governmental authorities may be used to fund projects in particular industries.  For purposes of Fundamental Investment Limitation No. 7, investment companies are not considered to be part of any industry and, to the extent a Fund invests its assets in underlying investment companies, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of industries through its investment in one or more underlying investment companies.

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Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in a Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction.  This does not, however, apply to the borrowing policy set forth above.

Non-Fundamental Investment Limitations

The following are the Funds’ non-fundamental operating policies, which may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.

Each Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

4. Make any loans, other than loans of portfolio securities, except through (i) purchases of debt securities or other debt instruments, or (ii) repurchase agreements.

5. Borrow money except from banks or through reverse repurchase agreements or mortgage dollar rolls.

6.   Make any change in the Fund’s investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least a 60-day notice; provided that this limitation does not apply to the International Growth Fund or the Global Growth Fund.

Each Fund’s non-fundamental investment policies listed above may be changed with the approval of the Board.  Unless noted otherwise, if a percentage restriction set forth in the Funds’ Prospectus or this SAI is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund’s assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund’s assets will not constitute a violation of that restriction.  This does not, however, apply to the borrowing policy set forth above.

For purposes of each Fund’s policy to invest a minimum percentage of its assets in investments suggested by the Fund’s name, “assets” is defined as net assets plus borrowings for investment purposes.

NET ASSET VALUE

Shares of the Funds are sold on a continual basis at the NAV next computed following receipt of an order in proper form by a dealer, the Funds’ distributor, Robert W. Baird & Co. Incorporated (the “Distributor”), or U.S. Bancorp Fund Services, LLC (the “Transfer Agent”).  Shares of the Funds may be purchased or redeemed only on days the New York Stock Exchange (“NYSE”) is open.

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The NAV per share for each class of shares of a Fund is determined as of the close of regular trading on the NYSE (currently, 3:00 p.m., Central time), Monday through Friday, except on days the NYSE is not open.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV per share of a Fund is calculated separately for the Investor Class shares and Institutional Class shares by adding the value of all portfolio securities and other assets per class (including interest or dividends accrued, but not yet collected), subtracting the liabilities, and dividing the result by the number of outstanding shares of that class.  The result, rounded to the nearest cent, is the NAV per share.

When determining NAV, expenses are accrued and applied daily.  Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange (other than NASDAQ) on which such securities are primarily traded, and with respect to equity securities traded on NASDAQ, such securities are valued using the NASDAQ Official Closing Price.  However, securities traded on a national securities exchange (including NASDAQ) for which there were no transactions on a given day, and securities not listed on a national securities exchange (including NASDAQ), are valued at the average of the most recent bid and asked prices.  Debt securities are generally valued using prices provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued as described above, unless an evaluated price is not available, in which case such security is valued at acquisition cost plus or minus any amortized discount or premium, or, if the Advisor does not believe amortized cost is reflective of the value of the security, the security is priced at fair value as described below.  Investments in mutual funds are valued at their stated NAV.  Any securities or other assets for which market quotations are not readily available or are not priced by an independent pricing service are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board.  In accordance with such procedures, when the primary pricing service does not provide a fully-evaluated price for a particular debt security, or has discontinued pricing a security, the Advisor may obtain prices from an alternative independent pricing service.  If a secondary pricing service does not provide a price for the security, the security may be valued using a price provided by a dealer who was the underwriter for the issuance of the security or who makes a market in that security or similar securities.  If prices from an alternative independent pricing service or dealer quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In certain limited circumstances, such as when a new issue debt security is not priced by a pricing service or a dealer, the security may be temporarily valued by the Advisor using a methodology approved by the Board.  In determining fair value, the valuation committee applies valuation methods approved by the Board and takes into account all relevant factors and available information.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

The calculation of the NAV of a Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the closing of the NYSE (normally 3:00 p.m. Central time), and at other times, may not be reflected in the calculation of NAV of the Funds.

Trading in Foreign Securities.  Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing its NAV, each Fund values foreign securities at the latest closing price on the principal exchange on which it is traded immediately prior to the closing of the NYSE.  Certain foreign currency exchange rates also may be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  The passage of time between when the foreign exchanges or markets close and when the Funds compute their NAVs could cause the value of foreign securities to no longer be representative or accurate, and as a result, may necessitate that such securities be fair valued.  Accordingly, for foreign securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE.  As a result, a Fund’s value for a security may be different from the last sale price (or the latest bid price).

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Fees for Certain Shareholder Services.  Broker-dealers and other financial intermediaries may be paid by the Advisor or the Distributor for advertising, distribution or shareholder services.  These payments may be in addition to any amounts paid by the Funds under the distribution and shareholder servicing plan adopted by the Board (see “Distribution Plan,” below) or any amounts paid by the Funds for sub-transfer agency or other administrative services.  Depending on the terms of the particular account, broker-dealers and other financial intermediaries also may charge their customers fees for automatic investment, redemption and other services provided.  Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income.  The intermediaries are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Suspension of Redemption Right.  Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.  The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.

Redemption in Kind.  The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that, with respect to redemptions which the Company has the right to satisfy in assets other than cash, each Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the NAV of the class of shares of the Fund being redeemed, whichever is less, for any one shareholder within a 90-day period.  Any redemption beyond this amount may be made in assets other than cash.  If so requested by a redeeming shareholder and subject to the Fund’s approval, redemptions in-kind may be made entirely in securities.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions made in cash.

Involuntary Redemptions.  In addition to the situations described in the Funds’ Prospectus under “General Transaction Policies,” a Fund may redeem shares involuntarily when appropriate under the 1940 Act, such as to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds’ Prospectus.

Exchange Privilege. By use of the exchange privilege, shareholders authorize the Transfer Agent to act on exchange instructions received in writing or by telephone from any person representing himself to be the shareholder, or, in some cases, the shareholder’s registered representative or account representative of record, and believed by the Transfer Agent to be genuine.  The Transfer Agent’s records of such instructions are binding.  The exchange privilege may be modified or terminated at any time upon notice to shareholders.

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Shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the NAV per share next determined on the date of receipt and such redemption will result in a taxable capital gain or loss for federal income tax purposes, unless the shares are held by a tax-exempt investor or are held in a tax-deferred arrangement such as a 401(k) plan or individual retirement account (“IRA”).  Shares of the new mutual fund series of the Company into which the shareholder is investing will be purchased at the NAV per share next determined after acceptance of the request by the Fund’s Transfer Agent in accordance with the policies for accepting investments.  Exchanges of shares will be available only in states where they may legally be made.

Automatic Investment Plan.  The Investor Class and Institutional Class shares of each Funds offer an Automatic Investment Plan whereby a shareholder may automatically make purchases of shares of the Fund on a regular, monthly basis ($100 minimum per transaction).  Under the Automatic Investment Plan, a shareholder’s designated bank or other financial institution debits a preauthorized amount from the shareholder’s account each month and applies the amount to the purchase of Fund shares.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House.  No service fee is currently charged by a Fund for participation in the Automatic Investment Plan.

The Automatic Investment Plan permits an investor to use “Dollar Cost Averaging” in making investments.  Instead of trying to time market performance, a fixed dollar amount is invested in Fund shares at predetermined intervals.  This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more Fund shares to be purchased during periods of lower Fund share prices and fewer Fund shares to be purchased during periods of higher Fund share prices.  In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis.  Investors should be aware, however, that Fund shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends.  Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market.  In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Fund shares at a price that is lower than their purchase price.

Systematic Withdrawal Plan.  The Funds offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current NAV at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.

In-Kind Payments.  Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus.  For further information about this form of payment, contact the Funds (toll-free) at 1-866-44BAIRD.  In connection with an in‑kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning certain tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.  You may realize a taxable capital gain or loss on the contributed securities at the time of the in-kind securities payment.

Individual Retirement Accounts.  The Company has a plan (the “Traditional IRA”) available for use by individuals with earned income who wish to use shares of a Fund as a funding medium for individual retirement saving.  However, except for rollover contributions, an individual who has attained, or will attain, age 70 ½ before the end of the taxable year may only contribute to a Traditional IRA for his or her non-working spouse under age 70 ½.

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The Company also has available a Roth Individual Retirement Account (the “Roth IRA”) for retirement saving for use by individuals with earned income.  For 2017, a single individual with adjusted gross income of up to $133,000 may contribute to a Roth IRA (for married couples filing jointly, the adjusted gross income limit is $196,000), and contributions may be made even after the Roth IRA owner has attained age 70 ½, as long as the account owner has earned income.

The Company permits certain employers (including self-employed individuals) to make contributions to employees’ Traditional IRAs if the employer establishes a Simplified Employee Pension (“SEP”) plan.

Savings Incentive Match Plan for Employees of Small Employers (Investor Class Only).  The Company also has available a simplified tax-favored retirement plan for employees of small employers (a “SIMPLE IRA Plan”).  If an employer establishes a SIMPLE IRA Plan, contributions under the SIMPLE IRA Plan are made to eligible employees’ SIMPLE Individual Retirement Accounts (“SIMPLE IRAs”).  Each eligible employee may choose to defer a percentage of his or her pre-tax compensation to the employee’s SIMPLE IRA.  The employer must generally make an annual matching contribution to the SIMPLE IRA of each eligible employee equal to the employee’s salary reduction contributions, up to a limit of 3% of the employee’s compensation.  Alternatively, the employer may make an annual non-discretionary contribution to the SIMPLE IRA of each eligible employee equal to 2% of each employee’s compensation.

In the SIMPLE IRA Plan and in Traditional and Roth IRAs, distributions of net investment income and net capital gains will be automatically reinvested.

The foregoing brief descriptions are not complete or definitive explanations of the SIMPLE IRA Plan, the Traditional IRA, or the Roth IRA available for investment in the Funds.  Any person who wishes to establish a retirement plan account may do so by contacting the Funds (toll-free) at 1-866-44BAIRD.  The complete plan documents and applications will be provided to existing or prospective shareholders upon request, without obligation.  The Company recommends that investors consult their attorneys or tax advisors to determine if the retirement programs described herein are appropriate for their needs.

DESCRIPTION OF SHARES

The Company’s Articles of Incorporation authorize the Board to issue an indefinite number of shares of common stock, $.01 par value per share, which is classified into a total of fifteen series (six of which are listed below) (a “series” or “Fund”).  Each series is divided into two classes designated as Investor Class shares and Institutional Class shares (each, a “Class”) and consists of the number of shares set forth in the table below:

Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares in Each Series

Investor Class	LargeCap Fund	Indefinite
Institutional Class		Indefinite

Investor Class	MidCap Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Small/Mid Cap Value Fund	Indefinite
Institutional Class		Indefinite

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Class of Common Stock	Fund in which Stock Represents Interest	Number of Authorized Shares in Each Series

Investor Class	SmallCap Value Fund	Indefinite
Institutional Class		Indefinite

Investor Class	Chautauqua International	Indefinite
Institutional Class	Growth Fund	Indefinite

Investor Class	Chautauqua Global	Indefinite
Institutional Class	Growth Fund	Indefinite

The remaining series of common stock representing currently outstanding interests in eight other investment portfolios are described in a separate SAI.  The Board may classify or reclassify any particular class of shares into one or more additional series or classes.  Each share of common stock of each class is entitled to one vote, and each share is entitled to participate equally in distributions of net investment income and net capital gains by the respective class of shares and in the residual assets of the respective class in the event of liquidation.  However, each class of shares bears its own expenses, and the Investor Class has exclusive voting rights on matters pertaining to the distribution and shareholder servicing plan (see “Distribution Plan,” below).

ADDITIONAL INFORMATION CONCERNING TAXES

Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code and to distribute its income to shareholders each year so that the Fund itself generally will be relieved of federal income and excise taxes.  However, if a Fund were to fail to qualify as a regulated investment company and was unable to obtain relief from such failure: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received dividends from a corporation, although corporate shareholders could be eligible for the dividends-received deduction and non-corporate shareholders could be eligible for qualified dividend income treatment.  This double taxation would increase the cost of investing in a Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by the Funds instead of investing indirectly in such securities through the Funds.

If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service (“IRS”) that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions.  Pursuant to the election, the Fund would treat those foreign taxes as distributions paid to its shareholders, and each shareholder would be required to (i) include in gross income, and treat as paid by him, his proportionate share of those taxes, (ii) treat his share of those taxes and of any distribution paid by the Fund that represents income from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, claim the foreign tax credit against his federal income tax.  If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions.  The Code may limit a shareholder’s ability to claim a foreign tax credit.  Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

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Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income, and (ii) distributions of net capital gain and the gross proceeds of a sale, exchange or redemption of Fund shares paid after December 31, 2018 to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement with the United States), and (B) certain “non-financial foreign entities” unless such entity certifies to a Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Each Fund is required to report to the IRS the cost basis of shares acquired by certain shareholders on or after January 1, 2012 (“covered shares”) when the shareholder sells, exchanges or redeems such shares.  These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions, and certain other entities and governmental bodies.  Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares.  The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, exchange or redemption of a share results in a gain or loss.  If you sell, exchange or redeem covered shares during any year, then the Fund will report the gain/loss, cost basis, and holding period of such shares to the IRS and you on Form 1099.

A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems  less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values.  If a shareholder does not affirmatively elect a cost basis method, a Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares.  The default cost basis method applied by a Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a financial intermediary (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

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Capital Loss Carryovers

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  At December 31, 2016, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Character	Year of Expiration
LargeCap Fund	$269,772	Short‑Term	Indefinitely
MidCap Fund	61,629,145	Short‑Term	Indefinitely
Small/MidCap Value Fund	439,022	Short‑Term	Indefinitely
SmallCap Value Fund	305,728	Short‑Term	Indefinitely
International Growth Fund	115,414	Short‑Term	Indefinitely
Global Growth Fund	17,216	Short‑Term	Indefinitely

If a Fund incurs net capital losses in future taxable years, those losses will be carried forward to subsequent taxable years without expiration until used in their entirety, and the losses will retain their character as short-term or long-term.

MANAGEMENT OF THE COMPANY

Under the laws of the State of Wisconsin, the business and affairs of the Company (including the Funds) are managed under the direction of the Board.  The Board is responsible for acting on behalf of the shareholders.

The Company does not normally hold shareholders’ meetings except when required by the 1940 Act or the Wisconsin Business Corporation Law (WBCL).  Under the 1940 Act, shareholder meetings are required to vote on director nominees, to approve an investment advisory agreement and to change fundamental investment policies.  Under the Company’s By Laws, the Company is not required to hold an annual meeting in any year in which the 1940 Act does not require a shareholder vote to elect directors, approve the Company’s investment advisory agreement, ratify the independent auditors or approve the Company’s distribution agreement.

Board Leadership Structure

The Board is comprised of four Independent Directors – John W. Feldt, Frederick P. Stratton, Jr., Marlyn J. Spear and G. Frederick Kasten, Jr. – and one Interested Director – Cory L. Nettles.  Mr. Kasten, an Independent Director, serves as Chairman of the Board.  The Board has established two standing committees – the Audit Committee and the Nominating Committee.  Ms. Spear, an Independent Director, serves as the Chair of the Audit Committee.  The Audit Committee and the Nominating Committee are each comprised entirely of Independent Directors.  In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Directors on the Nominating Committee select and nominate all candidates for Independent Director positions.

Each Director was appointed to serve on the Board because of his or her experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications,” below.  The Board reviews its leadership structure regularly.  The Board believes that its leadership structure is appropriate and effective in light of the size of the Company, the nature of its business and industry practices.

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The Board’s role is one of oversight rather than management.  The Board’s committee structure assists with this oversight function.  The Board’s oversight extends to the Funds’ risk management processes.  Those processes are overseen by Fund officers, including the President, Treasurer, Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board on a variety of matters at Board meetings.

The Advisor reports to the Board, on a regular and as-needed basis, on actual and possible risks affecting the Funds and the Company as a whole.  The Advisor reports to the Board on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Funds.  The Advisor also oversees the risk management policies adopted by the Subadvisor.

The Board has appointed the CCO who meets quarterly in executive session with the Directors and participates in the Board’s regular meetings.  In addition, the CCO presents an annual report to the Board regarding the operation of the Funds’ compliance policies and procedures and those of the Fund’s principal service providers.  The CCO, together with other Fund officers, regularly discusses risk issues affecting the Company during Board meetings.  The CCO also provides updates to the Board on the operation of the Funds’ compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or representatives of the Advisor’s legal department report to the Board in the event any significant risk issues arise in between Board meetings.

Directors and Officers

Directors and officers of the Company, together with information as to their principal business occupations during the last five years and other information, are shown in the following table.  Each officer and Director holds the same positions with the Company and the Funds.

Name, Address and Age (as of 12/31/1 6 )	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
G. Frederick Kasten, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 77	Independent Director and Chairman	Indefinite; Since September 2000	Retired; Chairman, the Advisor (January 2000‑December 2005).	14	Director of Regal‑Beloit Corporation, a manufacturing company (1995‑2011).
John W. Feldt c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 74	Independent Director	Indefinite; Since September 2000	Retired; Senior Vice President‑Finance, University of Wisconsin Foundation (1985‑2006).	14	Director of Thompson IM Funds, Inc., a mutual fund complex (3 portfolios), since 1987.

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Name, Address and Age (as of 12/31/1 6 )	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Frederick P. Stratton, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 77	Independent Director	Indefinite; Since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003.	14
Director of Weyco Group, Inc., a men’s footwear distributor, since 1976; Director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC (1987‑2012).

Marlyn J. Spear, CFA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 63	Independent Director	Indefinite; Since January 2008	Retired; Chief Investment Officer, Building Trades United Pension Trust Fund (July 1989-December 2016).	14	Management Trustee of AFL‑CIO Housing Investment Trust, a mutual fund complex (1 portfolio), since 1995.
Interested Director
Cory L. Nettles* Generation Growth Capital, Inc. 411 East Wisconsin Ave Suite 1710 Milwaukee, WI 53202 Age: 46	Interested Director	Indefinite; Since January 2008	Managing Director, Generation Growth Capital, Inc., a private equity fund, since March 2007; Of Counsel, Quarles & Brady LLP, a law firm (January 2005-December 2016).	14	Director of Weyco Group, Inc., a men’s footwear distributor since 2007; Director of Associated Banc‑Corp, since 2013.

*
Mr. Nettles is considered an “interested person” of the Company (as defined in the 1940 Act) because of his previous association with the law firm, Quarles & Brady LLP, which provides legal services to the Advisor.  The legal services that Quarles & Brady LLP has provided to the Advisor include litigation, real estate, trademark and miscellaneous securities related matters that did not relate to the Company or the Fund.  The Advisor has invested in and may in the future invest in private equity funds managed by Generation Growth Capital, Inc., a company of which Mr. Nettles is affiliated, through its division, Baird Capital.

Name, Address and Age (as of 12/31/1 6 )	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Mary Ellen Stanek 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 60	President	Re‑elected by Board annually; Since September 2000	Managing Director, the Advisor, and Chief Investment Officer, Baird Advisors, a department of the Advisor, since March 2000; Director, Baird Kailash Group, LLC (December 2013-May 2016).

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Name, Address and Age (as of 12/31/1 6 )	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Charles B. Groeschell 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 63	Vice President	Re‑elected by Board annually; Since January 2010	Managing Director, the Advisor, and Senior Portfolio Manager, Baird Advisors, a department of the Advisor, since February 2000.
Angela M. Palmer 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 45	Chief Compliance Officer and AML Compliance Officer	Re‑elected by Board annually; Since March 2014
Chief Compliance Officer, the Advisor, since March 2014; Anti‑Money Laundering Compliance Officer since May 2015; Director, the Advisor since July 2014; Senior Vice President, the Advisor (March 2014‑July 2014); Chief Compliance Officer RIAs US, BMO Financial Group (January 2013‑March 2014); Chief Compliance Officer Institutional RIAs (March 2012‑January 2013); Vice President BMO Harris Bank N.A. (July 2011‑March 2014); Chief Compliance Officer, Taplin, Canida & Habacht, LLC (December 2008‑March 2014); Chief Compliance Officer and Vice President M&I Investment Management Corp. (June 2006‑May 2012); Assistant Secretary, M&I Investment Management Corp. (April 2010‑May 2012); Vice President, Marshall & Ilsley Trust Company N.A. (June 2006‑August 2012).

Terrance P. Maxwell 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 56	Treasurer	Re‑elected by Board annually; Since March 2015
Chief Financial Officer, the Advisor, since March 2015; Manager, Greenhouse Funds, LP, an affiliate of the Advisor, since April 2014; Trustee, Investors Real Estate Trust, since November 2013; Director of Corporate Development and Strategic Investment, the Advisor (May 2014 – March 2015); Lecturer at University of Wisconsin – Madison(August 2011 – May 2014); and consultant and Director of Flatirons Solutions, a portfolio company of Baird Capital Partners (April 2011 – June 2012).

Charles M. Weber 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 53	Secretary	Re‑elected by Board annually; Since September 2005
Senior Associate General Counsel, the Advisor, since January 2013; Managing Director, the Advisor, since January 2009; Chief Compliance Officer and Secretary, Baird Kailash Group, LLC (July 2013-May 2016); Associate General Counsel, the Advisor (July 2005‑December 2012).

Peter J. Hammond 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 53	Vice President	Re‑elected by Board annually; Since August 2012
Senior Vice President, the Advisor since March 2012; Vice President, Baird Kailash Group, LLC (July 2013-May 2016); Executive VP and Chief Administrative Officer, UMB Fund Services (September 1996‑March 2012).

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Name, Address and Age (as of 12/31/1 6 )	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Dustin J. Hutter 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 40	Assistant Treasurer	Re‑elected by Board annually; Since February 2011
Director of Finance Services, the Advisor, since August 2015; Treasurer, Baird Kailash Group, LLC (July 2013-May 2016); Director of Reporting and Analysis, Capital Markets Finance, the Advisor (February 2013-August 2015); Senior Vice President, the Advisor (January 2011-January 2013); Assistant Controller, the Advisor (January 2006‑January 2013).

Andrew D. Ketter 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 42	Assistant Secretary	Re‑elected by Board annually; Since February 2011
Associate General Counsel, the Advisor, since September 2010; Director, the Advisor, since July 2014; Senior Vice President, the Advisor (January 2014‑June 2014); First Vice President, the Advisor (September 2010‑December 2013).

Director Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Director of the Company.

John W. Feldt.  Mr. Feldt has served as a Director of the Company since September 2000.  He serves as an independent director of Thompson IM Funds, Inc., a mutual fund complex with three portfolios.  He also served as an independent trustee of Nakoma Mutual Funds, a mutual fund complex with one portfolio, from March 2006 to November 2011.  While employed with the University of Wisconsin Foundation, Mr. Feldt served as Senior Vice President‑Finance from 1985 to 2006, as Vice President‑Finance from 1980 to 1985 and as Associate Director from 1967 to 1980.  Through his experience as a director and trustee of mutual funds and his business experience, Mr. Feldt is experienced with financial, accounting, regulatory and investment matters.

Frederick P. Stratton, Jr.  Mr. Stratton has served as a Director of the Company since May 2004.  He also serves as an independent director of Weyco Group, Inc., a men’s footwear distributor.  He served as an independent director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC from 1987 to 2012.  Mr. Stratton has served as Chairman Emeritus of Briggs & Stratton Corporation, a manufacturing company, since 2003.  At Briggs & Stratton Corporation, he also served as Chairman from 2001 to 2002 and Chairman and CEO from 1986 to 2001.  While at Briggs & Stratton Corporation, Mr. Stratton had management responsibilities for the company’s retirement trust assets.  In addition, prior to joining Briggs & Stratton Corporation, he spent eight years as an investment analyst and was a CFA charterholder.  Through his board experience with mutual funds and public companies and his business experience, Mr. Stratton is experienced with financial, accounting, regulatory and investment matters.

Marlyn J. Spear, CFA.  Ms. Spear has served as a Director of the Company since January 2008.  She serves as Management Trustee of AFL‑CIO Housing Investment Trust, a mutual fund complex with one portfolio, since 1995 and served as Chief Investment Officer of the Building Trades United Pension Trust Fund from 1989 to 2016.  She served as Investment Officer of Northwestern Mutual Financial Network from 1988 to 1989, as Assistant Vice President of Firstar Trust Company from 1978 to 1987 and as Financial Analyst of Harco Holdings, Inc. from 1976 to 1978.  Ms. Spear has earned the Chartered Financial Analyst designation.  Through her experience as a director and trustee of mutual funds and her business experience, Ms. Spear is experienced with financial, accounting, regulatory and investment matters.

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G. Frederick Kasten, Jr.  Mr. Kasten has served as a Director and Chairman of the Company since September 2000.  He also served as an independent director of Regal‑Beloit Corporation, a manufacturing company from 1995 to 2011.  Mr. Kasten has held numerous positions with the Advisor including Chairman from 2000 to 2005, Chairman and CEO from 1998 to 2000, President, Chairman and CEO from 1983 to 1998, and President from 1979 to 1983.  Through his board experience with mutual funds and public companies and his business experience, Mr. Kasten is experienced with financial, accounting, regulatory and investment matters.

Cory L. Nettles.  Mr. Nettles has served as a Director of the Company since January 2008.  He serves as an independent director of Weyco Group, Inc., a men’s footwear distributor, and Associated Banc‑Corp.  He previously served as a director of The PrivateBank, a financial institution from January 2007 to October 2010.  Mr. Nettles has served as Managing Director of Generation Growth Capital, Inc., a private equity fund, since 2007.  He was Of Counsel at Quarles & Brady LLP, a law firm, from 2005 to 2016.  Mr. Nettles served as Secretary of the Wisconsin Department of Commerce from 2003 to 2005 and as a senior advisor to Baird Capital, a division of the Advisor from February 2011 to January 2012.  Through his experience with investment funds and public companies, his employment experience and his legal training and practice, Mr. Nettles is experienced with financial, accounting, legal, regulatory and investment matters.

Board Committees

The Board has two standing committees — an Audit Committee and a Nominating Committee.  The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Company and meets at least semi‑annually.  During the fiscal year ended December 31, 2016, the Audit Committee met two times.  John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Audit Committee.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees to serve as Directors of the Company and meets as often as it deems necessary.  During the fiscal year ended December 31, 2016, the Nominating Committee met once.  John W. Feldt, Marlyn J. Spear and Frederick P. Stratton, Jr., all of whom are Independent Directors, comprise the Nominating Committee.  The Nominating Committee will consider properly qualified candidates for the Board submitted by shareholders.  Shareholders who wish to recommend a Director nominee may do so by submitting the appropriate information about the candidate to the Company’s Secretary.

A Valuation Committee, which is not comprised of members of the Board, was established by the Board.  The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, determining the fair value of securities and other investments of the Funds when market prices are not readily available or are deemed to be inaccurate or prices are not otherwise provided by a third-party pricing service approved by the Board or an independent dealer, after considering all relevant factors.  The Valuation Committee’s fair value determinations are subsequently reported to the Board.  The Valuation Committee meets as necessary when a price is not readily available.  During the fiscal year ended December 31, 2016, the Valuation Committee met eight times with respect to the Company.

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Board Compensation

With respect to fiscal year 2016, each Director received an annual fee of $80,000, plus $7,000 per Board meeting attended ($3,000 per meeting attended by telephone).  In addition, each Director is reimbursed by the Company for travel and other expenses incurred in connection with attendance at such meetings.  Committee members do not receive additional compensation for committee meetings attended.  Officers of the Funds receive no compensation or expense reimbursement from the Company or the Advisor for serving in such capacity, except that the Advisor pays compensation to Angela M. Palmer for her services as Chief Compliance Officer of the Funds.  Neither the Company nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Company or Fund expenses.  For the fiscal year ended December 31, 2016, the Directors received the following compensation from the Funds and other series of the Company:

Name of Director	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(1)
John W. Feldt	$8,857	$0	$0	$44,143
G. Frederick Kasten, Jr.	$8,857	$0	$0	$44,143
Marlyn J. Spear	$8,857	$0	$0	$44,143
Frederick P. Stratton, Jr.	$8,857	$0	$0	$44,143
Cory L. Nettles	$8,857	$0	$0	$44,143

(1)
Compensation shown in the above table represents compensation paid directly by the Fund and other series of the Company.  For fiscal 2016, compensation received by the Directors for overseeing all series of the Company, including the other funds within the Fund Complex (not discussed in this SAI), totaled $115,000 each for John W. Feldt, G. Frederick Kasten, Jr., Marlyn J. Spear, Frederick P. Stratton, Jr. and Cory L. Nettles.

Board Ownership of the Funds

As of December 31, 2016, none of the independent directors of the Funds owned securities beneficially or of record in the Advisor, Subadvisor, Distributor or any of its affiliates.  As of December 31, 2016, the Directors beneficially owned the following amounts (by dollar range) in the Fund Complex (Note: the Directors only own Institutional Class shares):

Name of Fund	John W. Feldt	Marlyn J. Spear	Frederick P. Stratton, Jr.	G. Frederick Kasten, Jr.	Cory L. Nettles

LargeCap Fund	None	$10,001 - $50,000	None	Over $100,000	None

MidCap Fund	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$50,001 - $100,000

Small/Mid Cap Value Fund	$10,001 - $50,000	$10,001 - $50,000	None	$50,001 - $100,000	None

SmallCap Value Fund	$50,001 - $100,000	$50,001 - $100,000	Over $100,000	None	$50,001 - $100,000

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Name of Fund	John W. Feldt	Marlyn J. Spear	Frederick P. Stratton, Jr.	G. Frederick Kasten, Jr.	Cory L. Nettles

International Growth Fund	None	None	$50,001 - $100,000	Over $100,000	None

Global Growth Fund	None	None	$50,001 - $100,000	None	None

Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Director in Family of Investment Companies	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a class of a Fund.  A control person is one who owns, beneficially or through controlled companies, more than 25% of the voting securities of a Fund or who acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of a Fund.  As of April 1, 2017, Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI. 53202, in its capacity as sponsor of the Baird Profit Sharing & Savings Plan, the Baird Financial Advisor Deferred Compensation Plan and the Baird Long-Term Incentive Plan, owned a controlling interest in the LargeCap Fund (75.01% ownership) and the SmallCap Value Fund (35.84% ownership).  As of April 1, 2017, the Baird Foundation owned a controlling interest in the Small/Mid Cap Value Fund (34.46% ownership).  As of April 1, 2017, Robert W. Baird & Co. Incorporated in its capacity as sponsor of the Baird Profit Sharing & Savings Plan, the Baird Financial Advisor Deferred Compensation Plan and the Baird Long-Term Incentive Plan, and the Baird Foundation on a combined basis owned a controlling ownership in the Chautauqua Global Growth Fund (combined 34.15% ownership).  As of April 1, 2017, the following shareholders are known by the Funds to own of record or to beneficially own 5% or more of the outstanding shares of the Funds:

LargeCap Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
DCGT as TTEE and/or CUST FBO PLIC Various Retirement Plans 711 High Street Des Moines, IA 50392-0001	Institutional	71.77%	Record	The Principal Financial Group	DE
Baird Foundation 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	19.65%	Beneficial	N/A	N/A
National Financial Services Corp. 200 Liberty Street New York, NY 10281	Institutional	5.10%	Record	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	22.97%	Record	N/A	N/A

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Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services Corp. 200 Liberty Street New York, NY 10281	Investor	12.99%	Record	N/A	N/A
Jennifer L. Bentley TTEE Baker Family Trust C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	7.26%	Beneficial	N/A	N/A
Robert G. Bates Jr. C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	5.19%	Beneficial	N/A	N/A

MidCap Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services Corp. 200 Liberty Street New York, NY 10281	Institutional	25.18%	Record	Fidelity Global Brokerage Group, Inc.	DE
UBS WM USA Omni Account M/F Attn. Department Manager 1000 Harbor Boulevard, Floor 5 Weehawken, NJ 07086-6761	Institutional	11.81%	Record	N/A	N/A
PNC Bank National Association 8800 Tinicum Boulevard Philadelphia, PA 19153-3198	Institutional	11.65%	Record	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of Its Customers 211 Main Street San Francisco, CA 94105-1905	Institutional	10.65%	Record	N/A	N/A
Merrill Lynch Pierce, Fenner & Smith For the Sole Benefit of Its Customers 4800 Deer Lake Drive E #FL3 Jacksonville, FL 32246-6484	Institutional	10.54%	Record	N/A	N/A
National Financial Services Corp. 200 Liberty Street New York, NY 10281	Investor	46.68%	Record	Fidelity Global Brokerage Group, Inc.	DE
Charles Schwab & Co., Inc. For the Sole Benefit of Its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	19.99%	Record	N/A	N/A

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Small/Mid Cap Value Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Baird Foundation 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	37.08%	Beneficial	Robert W. Baird & Co.	WI
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	Institutional	21.68%	Record	N/A	N/A
Trustmark National Bank Cust FBO Sam Houston State University 248 East Capitol Street, Suite 704 Jackson, MS 39201-2582	Institutional	12.09%	Record	N/A	N/A
DCGT as TTEE and/or CUST FBO PLIC Various Retirement Plans 711 High Street Des Moines, IA 50392-0001	Institutional	10.65%	Record	N/A	N/A
Gary Elfe C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Institutional	6.67%	Beneficial	N/A	N/A
Linda. J. Bates C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	32.21%	Beneficial	N/A	N/A
Michelle E. Stevens TTEE Michelle E. Stevens Trust U/A Dtd 7/31/12 C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	18.19%	Beneficial	N/A	N/A
Robert W. Baird & Co., Inc. TTEE FBO Constance Read Roth IRA 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	18.19%	Beneficial	N/A	N/A

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Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
Teri Seidler C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	11.49%	Beneficial	N/A	N/A
Robert W. Baird & Co., Inc. TTEE FBO Mark Minahan Rollover IRA 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	7.90%	Beneficial	N/A	N/A
Robert W. Baird & Co., Inc. TTEE FBO Marilyn G. Scherrer Roth IRA 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	7.45%	Beneficial	N/A	N/A

SmallCap Value Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
DCGT as TTEE and/or CUST FBO PLIC Various Retirement Plans 711 High Street Des Moines, IA 50392-0001	Institutional	32.30%	Record	The Principal Financial Group	DE
Baird Foundation 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	13.60%	Beneficial	N/A	N/A
FADCP & LTIP Plans 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	6.83%	Beneficial	N/A	N/A
J Daniel Miller TTEE J Daniel Miller Rev Trust U/A Dtd 04/02/03 C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	13.32%	Beneficial	N/A	N/A
William B. Rutherford & Nancy Rutherford JT TEN WROS C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	10.60%	Beneficial	N/A	N/A
David Moore & Jennifer Halpern-Moore JT TEN WROS C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	10.58%	Beneficial	N/A	N/A
National Financial Services Corp. 200 Liberty Street New York, NY 10281	Investor	7.18%	Record	N/A	N/A
Consumer Credit Counseling Service of the Midwest #2 4500 East Broad Street Columbus, OH 43213-1360	Investor	5.69%	Beneficial	N/A	N/A

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International Growth Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
National Financial Services Corp. 200 Liberty Street New York, NY 10281	Institutional	55.72%	Record	Fidelity Global Brokerage Group, Inc.	DE
Brian Beitner C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Institutional	6.49%	Beneficial	N/A	N/A
DCGT as TTEE and/or CUST FBO PLIC Various Retirement Plans 711 High Street Des Moines, IA 50392-0001	Institutional	5.25%	Record	N/A	N/A
Baird Foundation 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	5.00%	Beneficial	N/A	N/A
Paul W. Skinner TTEE Paul Skinner Family Trust U/A DTD 05/17/2016 C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	33.19%	Beneficial	N/A	N/A
The Northwest Company 19921 133rd Avenue SE Snohomish, WA 98296-6191	Investor	32.28%	Beneficial	N/A	N/A
Thomas P. Youell & Denise G. Youell JT Ten Wros C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	7.74%	Beneficial	N/A	N/A

Global Growth Fund
Name and Address	Class of Shares	% Ownership	Type of Ownership	Parent Company	Jurisdiction
DCGT as TTEE and/or CUST FBO PLIC Various Retirement Plans 711 High Street Des Moines, IA 50392-0001	Institutional	16.32%	Record	N/A	N/A
Baird Foundation 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	12.80%	Beneficial	N/A	N/A
FADCP & LTIP Plans 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Institutional	5.84%	Beneficial	N/A	N/A

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Robert W. Baird & Co. Inc. TTEE FBO Michael Feiman IRA 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Investor	27.54%	Beneficial	N/A	N/A
Charles Schwab & Co., Inc. For the Sole Benefit of Its Customers 211 Main Street San Francisco, CA 94105-1905	Investor	18.05%	Record	N/A	N/A
Robert W. Baird & Co. Inc. TTEE FBO Stephen Lee Workman SEP IRA 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Investor	9.15%	Beneficial	N/A	N/A
Robert W. Baird & Co. Inc. TTEE FBO David R. Francis Roth IRA 777 East Wisconsin Avenue Milwaukee, WI 53202-5300	Investor	7.78%	Beneficial	N/A	N/A
Linda. J. Bates C/O Robert W. Baird 777 East Wisconsin Avenue Milwaukee, WI 53202	Investor	7.59%	Beneficial	N/A	N/A

As of March 31, 2017, the officers and Directors of the Company did not own any Investor Class shares of any Fund and beneficially owned (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934, as amended) less than 1% of the outstanding Institutional Class shares of the MidCap Fund and owned 1.47%, 1.64%, 5.73%, 1.42% and 1.80% of the outstanding Institutional Class shares of the LargeCap Fund, Small/Mid Cap Value Fund, SmallCap Value Fund, International Growth Fund and Global Growth Fund, respectively, as of March 31, 2017.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund other than the LargeCap Fund.  Subject to the general supervision of the Board and the Advisor, the Subadvisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the LargeCap Fund.

Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges or in the over-the-counter market in exchange for negotiated brokerage commissions.  Accordingly, the cost of transactions may vary among different brokers.  With respect to over-the-counter transactions, the Advisor or Subadvisor will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere.

Fixed income securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.  The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

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The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  A Fund will engage in this practice, however, only when the Advisor or Subadvisor, in its sole discretion, believes such practice to be in a Fund’s interests.

The investment advisory agreement between the Company and the Advisor and the investment sub-advisory agreement between the Advisor and the Subadvisor each provides that, in executing portfolio transactions and selecting brokers or dealers, the Advisor and Subadvisor, respectively, will seek to obtain the most favorable prices and at reasonable commission rates.  In assessing the best overall terms available for any transaction, the Advisor or Subadvisor, as applicable, shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis.  In addition, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the advisory agreement and sub-advisory agreement authorize the Advisor and Subadvisor, respectively, to cause the Funds (solely the LargeCap Fund in the case of the Subadvisor) to pay commissions for research and brokerage services, a practice commonly referred to as “soft dollars.”  The Advisor and Subadvisor have each adopted a soft dollar policy requiring it to undertake an analysis to determine whether a research product or service falls within the Section 28(e) safe harbor.  First, the Advisor or Subadvisor must determine whether the product or service constitutes eligible research services under Section 28(e).  Second, the Advisor or Subadvisor must determine whether the product or service actually provides lawful and appropriate assistance in the performance of the Advisor’s or Subadvisor’s, as applicable, investment decision-making responsibilities.  Third, the Advisor or Subadvisor must make a good faith determination that the amount of the commissions paid by the Funds and other clients of the Advisor or Subadvisor, as applicable, is reasonable in light of the value of the research and brokerage products and services provided by the broker-dealer effecting the transaction.

The types of research services that generally are considered eligible under Section 28(e) and that provide lawful and appropriate assistance to the Advisor or Subadvisor in performing their investment decision-making responsibilities may consist of advice, either directly or through publications or writings, as to the value of securities or the advisability of purchasing or selling securities; or analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, as well as political factors and other topics related to securities and financial markets.  Typical items that qualify as eligible research include: research reports analyzing the historical or prospective performance of a particular company or stock; discussions with research analysts regarding the advisability of investing in securities; meetings with corporate executives arranged by a broker-dealer to obtain oral reports on the performance of a company; seminars and conferences to the extent they provide substantive content relating to issuers, industries or securities; portfolio analysis software; financial, trade, industry and investment-related publications marketed to a narrow audience; and market, economic, political, company-specific and other data providing substantive content.  The research services may be proprietary research offered by the broker or dealer executing a trade or research offered by third parties through the executing broker or dealer.  The Advisor and Subadvisor have each determined that all of the research products and services purchased through the use of commissions paid out of the Funds’ and other clients’ accounts constitute eligible research services under Section 28(e), and provide lawful and appropriate assistance to the Advisor or Subadvisor, as applicable, in the performance of their investment decision-making responsibilities with respect to those accounts.

During the past year ended December 31, 2016, the Funds paid brokerage commissions to broker-dealers that provided proprietary and third party research services to the Advisor or Subadvisor, as applicable.  The table below shows aggregate total commissions paid by each Fund to broker-dealers that provided research services to the Advisor or Subadvisor for the year ended December 31, 2016 and the aggregate total principal value of those transactions.

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Fund	Aggregate Total Research Commissions Paid to Broker-Dealers	Aggregate Total Principal Value of Research Transactions
Baird LargeCap Fund	24,223.90	61,662,522.22
Baird MidCap Fund	749,477.73	1,299,012,252.45
Baird SmallCap Value Fund	43,862.52	28,836,472.14
Baird Small/Mid Cap Value Fund	16,951.04	12,984,110.07
Chautauqua Global Growth Fund	11,956.65	84,862,317.11
Chautauqua International Growth Fund	102,595.80	490,837,506.00

Some broker-dealers indicate the amount of commissions they expect to receive in exchange for the provision of a particular research service.  Although the Advisor and Subadvisor do not agree to direct a specific amount of commissions to a firm in that circumstance, they maintain internal procedures (described in the paragraphs below) to identify the broker-dealers that provide the Advisor and Subadvisor with research services and the value of those research services, and seek to direct sufficient commissions to ensure the continued receipt of research services they feel are valuable.

The Advisor seeks to allocate brokerage commissions to broker-dealers in a way that, in the Advisor’s judgment, reflects the quality and consistency of service provided by broker-dealers and research service providers.  At the beginning of each year, a commission budget is established. The Advisor’s investment professionals then jointly determine which broker-dealers will be eligible to execute client transactions and establish a target commission amount for each such broker-dealer based upon the total commission budget.  The Advisor’s investment professionals periodically review and vote on or rank the broker-dealers and their services throughout the year, generally at least semi-annually.  When voting or ranking the broker-dealers, the Advisor’s investment professionals generally take into consideration the following criteria: execution quality, trade errors, quality of research, and access to analysts and company management.  Each vote or ranking is followed by an analysis of the vote or rankings and performance trends. The Advisor then makes adjustments to target commission amounts, if any, and adds or removes broker-dealers based upon the voting results.  The Advisor’s managed account trading desk takes the commission budget and voting into consideration, as part of the Advisor’s obligation to seek best execution, when selecting broker-dealers to execute portfolio transactions for the Funds and the Advisor’s other clients.  To the extent more than one broker-dealer is considered capable of providing best execution for a particular transaction, the Advisor may direct the transaction to a broker-dealer based upon the target commission amounts then in effect.

The Subadvisor seeks to allocate brokerage commissions to broker-dealers in a way that, in the Subadvisor’s judgment, reflects the quality and consistency of service provided by broker-dealers and research service providers.  When deciding which broker-dealers will be eligible to execute client transactions, the Subadvisor generally takes into consideration the following criteria: execution speed and quality, reasonableness of commissions, trade errors and their resolution, and quality of research.

Supplementary research information received from broker-dealers or research providers is in addition to, and not in lieu of, services required to be performed by the Advisor or Subadvisor and does not reduce the advisory fees payable to it by the Funds.  The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds.  Research services furnished by firms through which a Fund effects its securities transactions may be used by the Advisor or Subadvisor, as applicable, in servicing all of the firm’s accounts; not all of such services may be used by the Advisor or Subadvisor in connection with the Fund.  It is possible that certain of the supplementary research or other services received will primarily benefit one or more other accounts for which investment discretion is exercised.  Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account(s).

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Brokerage may not be allocated based on the sale of Fund shares.  The Board, including a majority of the Independent Directors, has adopted policies and procedures designed to ensure that the selection of brokers is not influenced by considerations about the sale of Fund shares.

Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Advisor or Subadvisor, or an affiliated person of the Advisor or Subadvisor (as such term is defined in the 1940 Act), acting as principal.  However, pursuant to SEC rules, the Funds may engage the Advisor or an affiliate of the Advisor to act as broker in connection with purchases or sales of portfolio securities effected on an agency basis.  To date, the Funds have not done so.  The Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor or Subadvisor or an affiliated person is a member, except to the extent permitted by the SEC.  The Funds may purchase securities through underwritings in which U.S. Bank or an affiliate is a participant in accordance with the Funds’ affiliated underwriting procedures, which generally require that the participating U.S. Bank affiliate be carved out from any compensation related to an affiliated Fund participation in the offering.

The Advisor and Subadvisor manage numerous accounts in addition to the Funds and many of those accounts hold and invest in the same securities as the Funds.  Each of the Advisor and Subadvisor allocates investment opportunities across the Funds and the firm’s other similarly managed accounts in a fair and equitable manner, with no account(s) being favored over others.  In making investment allocations, the Advisor and Subadvisor consider the clients’ investment goals and restrictions, uninvested cash, sector and issuer diversification, anticipated cash flows, risk tolerances, portfolio size and other relevant factors.  The Funds generally do not invest in initial public offerings of equity securities, so allocations of new issues are usually not required.

Each of the Advisor and Subadvisor may, when appropriate, aggregate purchases or sales of securities and allocate such trades among multiple client accounts, including the Funds.  Each of the Advisor and Subadvisor will aggregate orders when it believes it will be advantageous to do so, such as the possibility of obtaining more favorable execution and prices.  However, in some instances, bunching an order for a Fund with orders for other client accounts may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund because the Fund’s order is being shared with other accounts.  For the Advisor, aggregated orders that can only be partially filled will typically be allocated on a pro rata basis, subject to de minimis requirements.  Each account participating in an aggregated order will receive the same average price.  For the Subadvisor, partially filled orders will be allocated in good faith in a manner which the Subadvisor considers to be fair under the circumstances, including, but not limited to, pro rata, considering the relative account sizes, the degree of risk involved in the investments acquired, and the extent to which such investments are consistent with the investment policies and strategies of the various accounts involved.  If the aggregated order is filled at several different prices through multiple trades, generally all participating accounts will receive the same average price and pay the average commission, subject to odd lots, rounding and market practice.

For the fiscal periods ended December 31, 2016, 2015 and 2014, the following brokerage commissions were paid by the Funds:

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Brokerage Commissions Paid During Fiscal Periods Ended December 31,
	2016	2015	2014
LargeCap Fund	$24,138	$25,684	$21,772
MidCap Fund	$785,357	$870,360	$805,435
Small/Mid Cap Value Fund(1)	$16,951(2)	$5,403	N/A
SmallCap Value Fund	$43,863(3)	$28,002	$47,358
International Growth Fund(4)	$20,631	N/A	N/A
Global Growth Fund(4)	$7,417	N/A	N/A
(1)	The Small/Mid Cap Value Fund commenced operations on November 30, 2015.
(2)	The increase in the Small/Mid Cap Value Fund’s brokerage commissions from fiscal year 2015 to 2016 was due to the growth in the Fund’s net assets and a full year of commissions.
(3)	The increase in SmallCap Value Fund’s brokerage commissions from fiscal year 2015 to 2016 was due to the growth in the Fund’s net assets.
(4)	The International Growth Fund and Global Growth Fund commenced operations on April 15, 2016.

The Funds did not pay any commissions to brokers who were affiliated with the Funds or the Advisor during the past three fiscal periods.

The Funds are required to identify any securities of their “regular brokers or dealers” that a Fund has acquired during its most recent fiscal year.  The following table lists such securities that the Funds have acquired as of December 31, 2016:

Fund	Regular Broker or Dealer (or Parent) Issuer	Value of Securities Owned
LargeCap Fund	J.P. Morgan Chase	$746,667
	Wells Fargo Bank N.A.	$397,317

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Services

Investment Advisor

Robert W. Baird & Co. Incorporated

Robert W. Baird & Co. Incorporated (“Baird”), located at 777 East Wisconsin Avenue, Milwaukee, WI  53202, is the investment advisor to the Funds.  Baird is owned indirectly by its employees and employees of the Subadvisor through several holding companies.  Baird is owned directly by Baird Financial Corporation (“BFC”).  BFC is, in turn, owned by Baird Holding Company (“BHC”).  BHC is owned by Baird Financial Group, Inc. (“BFG”), which is the ultimate parent company of Baird.  Employees of Baird and employees of the Subadvisor own substantially all of the outstanding stock of BFG.

Baird serves as investment advisor to the LargeCap Fund pursuant to an investment advisory agreement dated December 23, 2013 and to the MidCap Fund, Small/Mid Cap Value Fund, SmallCap Value Fund, International Growth Fund and Global Growth Fund pursuant to an investment advisory agreement dated September 29, 2000, as amended (each an “Advisory Agreement”).

Each Advisory Agreement has an initial two year term beginning on its effective date and will continue in effect, year-to-year, subject to the annual approval (a) by a majority of the Independent Directors, cast in person at a meeting called for the purpose of voting on such approval and (b) by either the full Board or by the Fund’s shareholders.  The Advisory Agreements were most recently approved or renewed by the Independent Directors on August 25, 2016 with respect to the LargeCap Fund, MidCap Fund and SmallCap Value Fund, November 30, 2015 with respect to the Small/Mid Cap Value Fund and February 23, 2016 with respect to the International Growth Fund and the Global Growth Fund.  Each Advisory Agreement terminates in the event of assignment and generally may be terminated by either party if certain conditions are met, without penalty, on a 60-day notice.

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Under the terms of the Advisory Agreements, the Advisor supervises the management of the Funds’ investments and business affairs, subject to the supervision of the Board.  The Advisor has agreed to pay all expenses incurred by it in connection with its advisory activities.  These expenses do not include the cost of securities and other investments purchased or sold for the Funds and do not include brokerage commissions and any other transaction charges.  Brokerage commissions and other transaction charges are included in the cost basis of the securities and other investments.

As compensation for its advisory services, the LargeCap Fund, MidCap Fund, Small/Mid Cap Value Fund, SmallCap Value Fund, International Growth Fund and Global Growth Fund pay to the Advisor a monthly management fee at the annual rate of 0.65%, 0.75%, 0.80%, 0.85%, 0.80% and 0.80%, respectively, of the average daily NAV of the applicable Fund.  From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Funds.  As described in the Prospectus, the Advisor has contractually agreed to waive its management fee and/or reimburse Fund expenses so as to limit the total annual fund operating expenses, including interest expense and fees and expenses incurred by each Fund in connection with a Fund’s investments in other investment companies and excluding taxes, brokerage commissions and extraordinary items of the LargeCap Fund, MidCap Fund, Small/Mid Cap Value Fund, SmallCap Value Fund, International Growth Fund and Global Growth Fund to an annual rate of 0.75%, 0.85%, 0.95%, 1.00% 0.95% and 0.95%, respectively, for the Institutional Class and 1.00%, 1.10%, 1.20%, 1.25%, 1.20% and 1.20%, respectively, for the Investor Class, through April 30, 2018.  Pursuant to the Advisory Agreement, the Advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time.  However, the Funds are not obligated to pay any such waived fees more than three years after the fees were waived or reimbursed.

For the fiscal periods ended December 31, 2016, 2015 and 2014, the following management fees were incurred under the Advisory Agreement, of which the Advisor waived/recouped the following amounts:

Fiscal Period Ended	Management Fee	Waiver/Recoupment	Management Fee after Waiver

LargeCap Fund
December 31, 2016	$237,238	$(138,150)	$99,088
December 31, 2015	$259,924	$(143,538)	$116,386
December 31, 2014	$218,066	$(141,765)	$76,301

MidCap Fund
December 31, 2016	$9,422,877	$0	$9,422,877
December 31, 2015	$9,525,399(1)	$41,882	$9,567,281
December 31, 2014	$6,537,585(1)	$(143,779)	$6,393,806

Small/Mid Cap Value Fund
December 31, 2016	$65,277	$(65,277)	$0
December 31, 2015(2)	$3,196	$(3,196)	$0

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Fiscal Period Ended	Management Fee	Waiver/Recoupment	Management Fee after Waiver

SmallCap Value Fund
December 31, 2016	$227,641	$(116,311)	$111,330
December 31, 2015	$218,718	$(131,370)	$87,348
December 31, 2014	$204,070	$(132,231)	$71,839

International Growth Fund
December 31, 2016(3)	$55,799	$(55,799)	$0

Global Growth Fund
December 31, 2016(3)	$30,276	$(30,276)	$0
(1)	The increase in MidCap Fund’s advisory fees from fiscal year 2014 to 2015 was due to the growth of the Fund’s net assets.
(2)	The Small/Mid Cap Value Fund commenced operations on November 30, 2015.
(3)	The International Growth Fund and Global Growth Fund commenced operations on April 15, 2016.

The Advisor may act as an investment advisor and administrator to other persons, firms, or corporations (including investment companies), and may have numerous advisory clients in addition to the Funds.

Subadvisor

L2 Asset Management, LLC

The Advisor has entered into an investment sub-advisory agreement with L2 Asset Management, LLC, a Delaware limited liability company located at 225 Franklin Street, 26th Floor, Boston, MA 02110.  The Subadvisor is controlled by Matthew J. Malgari and Sanjeev Bhojraj.

Under the sub-advisory agreement, the Subadvisor manages the investment and reinvestment of the LargeCap Fund’s assets subject to the general supervision of the Advisor and the Board of Directors.  For its services to the LargeCap Fund, the Subadvisor receives compensation from the Advisor at an annual rate equal to a percentage of the net advisory fee received by the Advisor from the LargeCap Fund, after giving effect for the expense cap/reimbursement agreement between the Advisor and the Company on behalf of the LargeCap Fund.  The percentage is subject to increase based on the assets managed by the Subadvisor on behalf of the Advisor as follows:

% Net Advisory Fee	Fair Market Value of Assets Managed by Subadvisor

50%	less than $3 billion
60%	between $3 billion and $5 billion
70%	exceed $5 billion

The Advisor pays the sub-advisory fees out of its own advisory fee.  To the extent the Advisor waives a portion of its advisory fee pursuant to an expense cap/reimbursement agreement between Advisor and the LargeCap Fund, the subadvisory fee is calculated on a pro rata basis according to the amount of the net advisory fee retained by Advisor.  If, pursuant to the expense cap/reimbursement agreement the Advisor is required to (i) waive its entire advisory fee or (ii) reimburse LargeCap Fund expenses, no subadvisory fee will be payable until such time as the Advisor has recovered all reimbursed LargeCap Fund expenses.

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The sub-advisory agreement will remain in effect for an initial two year period beginning on its effective date and from year to year thereafter, subject to the annual approval by (a) the vote of a majority of the Board, including a majority of the directors who are not “interested persons,” as defined under the 1940 Act or (b) the vote of a majority of the outstanding “voting securities,” as defined under the 1940 Act, of the Fund.  The sub-advisory agreement was most recently approved by the Independent Directors on February 23, 2016.  The sub-advisory agreement may be terminated at any time, without payment of a penalty, (a) by the vote of a majority of the Board, by the vote of a majority of outstanding voting securities of the LargeCap Fund or by the Subadvisor, in each case upon not more than 60 days’ written notice or (b) by the Subadvisor upon not less than 120 days’ written notice to the Advisor, the Company, and the LargeCap Fund.  The sub-advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act.

The quantitative and fundamental methodologies, investment model and other intellectual property involved in the Subadvisor’s proposed management of the LargeCap Fund are owned by Kailash Capital, LLC (“Kailash Capital”).  Kailash Capital has granted to the Advisor and the Subadvisor a license to use Kailash Capital’s intellectual property for the purpose of managing the LargeCap Fund’s assets.  In consideration for the license services, Kailash Capital receives a fee from the Subadvisor.

Proxy Voting Policies

The Board has adopted proxy voting policies and procedures that delegate the authority to vote proxies to the Advisor and Subadvisor, subject to the supervision of the Board.  The Board has authorized the Advisor and Subadvisor to retain a third party proxy voting service, such as Institutional Shareholder Services, Inc. (“ISS”), to provide recommendations on proxy votes.  The Board has approved the proxy voting policies and procedures of the Advisor and Subadvisor for the Funds they manage. The Board monitors the implementation of these policies and procedures to ensure that the Advisor’s and Subadvisor’s voting decisions:

•	are consistent with the Advisor’s and Subadvisor’s fiduciary duty to the Funds and their shareholders;

•	seek to maximize shareholder return and the value of Fund investments;

•	promote sound corporate governance; and

•	are consistent with each Fund’s investment objective and policies.

Each Fund’s proxy voting record for the most recent 12‑month period ended June 30, if applicable, is available without charge, either upon request, by calling toll free, 1‑866‑44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com, or both; and by accessing the SEC’s website at http://www.sec.gov.

Proxy Voting Policies – Advisor
The Advisor’s proxy voting policies and procedures provide that the Advisor will typically vote proxies in accordance with the recommendations made by ISS, and in the best interest of clients and Fund shareholders.  However, because ISS’ guidelines do not address all potential voting issues and do not necessarily correspond to the Advisor’s opinions, there may be instances where the Advisor may not vote strictly according to the ISS’ guidelines.  In such a case, the Advisor submits the matter to its proxy voting committee.

In situations where there is a potential conflict of interest, Baird’s Proxy Voting Sub-Committee will determine the nature and materiality of the conflict.

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•
If the conflict is determined to not be material, the Sub-Committee will vote the proxy in a manner the Sub-Committee believes is in the best interests of the client and without consideration of any benefit to Baird or its affiliates.

•	If the potential conflict is determined to be material, Baird’s Proxy Voting Sub-Committee will take one of the following steps to address the potential conflict:

(1)	cast the vote in accordance with the recommendations of ISS or other independent third party;

(2)	refer the proxy to the client or to a fiduciary of the client for voting purposes;

(3)	suggest that the client engage another party to determine how the proxy should be voted;

(4)	if the matter is not addressed by ISS, vote in accordance with management’s recommendation; or

(5)	abstain from voting.

Proxy Voting Policies – L2 Asset Management, LLC
The Subadvisor generally will vote in accordance with recommendations made by ISS; however, the Subadvisor will generally not vote proxies if they are received for equity securities where, at the time of receipt, it no longer holds that position in any of the Funds it advises.

In situations where a material conflict of interest is deemed to exist and if the issue is specifically addressed in the Subadvisor’s policies and procedures, it will vote in accordance with its Proxy Voting Policy. In a situation where the issue is not specifically addressed in its Proxy Voting Policy and an apparent or actual conflict exists, the Subadvisor will either:

•	delegate the voting decision to an independent third party;

•	inform clients of the conflict of interest and obtain advance consent of a majority of such clients for a particular voting decision; or

•	not vote.

A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Firm’s decision-making regarding the vote.  In situations where it is deemed that a material conflict of interest does not exist, the Firm may cast such vote, subject to the duty to act solely in the best interest of the clients.

Codes of Ethics

The Company, the Advisor and the Distributor have adopted a joint written Code of Ethics under Rule 17j-1 of the 1940 Act.  The Subadvisor has also adopted a written Code of Ethics under Rule 17j‑1 of the 1940 Act.  The Codes of Ethics govern the personal securities transactions of directors, officers and employees who may have access to current trading information of the Funds.  The Codes of Ethics permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds, subject to certain restrictions.  The Codes of Ethics include pre-clearance, reporting and other procedures to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Funds.

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Fund Administration

U.S. Bancorp Fund Services, LLC (“USBFS”) provides administrative personnel and services (including blue sky services) to the Company and the Funds.  Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Funds and the Company.  From time to time, USBFS may be an affiliated person of an affiliated person at the Company due to the affiliation with U.S. Bank described below.

For the fiscal periods ended December 31, 2016, 2015 and 2014, the Funds paid the following administrative fees to USBFS:

Administration Fees Paid During Fiscal Periods Ended December 31,
	2016	2015	2014
LargeCap Fund	$7,372	$5,396	$5,894
MidCap Fund	$88,987	$99,916	$88,343
Small/Mid Cap Value Fund(1)	$6,612(2)	$48	N/A
SmallCap Value Fund	$4,762	$3,689	$5,478
International Growth Fund(3)	$1,906	N/A	N/A
Global Growth Fund(3)	$1,864	N/A	N/A
(1)	The Small/Mid Cap Value Fund commenced operations on November 30, 2015.
(2)	The increase in the Small/Mid Cap Value Fund’s administration fees from fiscal year 2015 to 2016 was due to the growth of the Fund’s net assets.
(3)	The International Growth Fund and Global Growth Fund commenced operations on April 15, 2016.

Custodian

U.S. Bank, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the Funds’ assets.  From time to time, U.S. Bank may be considered an “affiliated person” of the Company for purposes of the 1940 Act as a result of certain of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of one or more series of the Company.  Under the Custody Agreement between U.S. Bank and the Funds (the “Custody Agreement”), U.S. Bank has agreed to (i) maintain separate accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (iv) respond to correspondence from shareholders, security brokers and others relating to its duties; and (v) make periodic reports to the Company concerning the Funds’ operations.  U.S. Bank may, at its own expense, open and maintain a custody account or accounts on behalf of the Funds with other banks or trust companies, provided that U.S. Bank shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation.  U.S. Bank and USBFS are affiliates.  U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.  Subcustodians may provide custodial services for assets of the Funds held outside the U.S.

For the fiscal periods ended December 31, 2016, 2015 and 2014, the Funds paid the following custody fees to U.S. Bank:

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Custody Fees Paid During Fiscal Periods Ended December 31,
	2016	2015	2014
LargeCap Fund	$6,451	$7,378	$7,083
MidCap Fund	$23,219	$29,350	$38,195
Small/Mid Cap Value Fund(1)	$5,856	$82	N/A
SmallCap Value Fund	$4,672	$4,257	$6,264
International Growth Fund(2)	$13,900	N/A	N/A
Global Growth Fund(2)	$15,038	N/A	N/A
(1)	The Small/Mid Cap Value Fund commenced operations on November 30, 2015.
(2)	The International Growth Fund and Global Growth Fund commenced operations on April 15, 2016.

Transfer Agent

USBFS, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for the Funds under a transfer agent servicing agreement.  As transfer and dividend disbursing agent, USBFS has agreed to (i) issue and redeem shares of the Funds; (ii) make dividend payments and other distributions to shareholders of the Funds; (iii) respond to correspondence by Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Funds.

For the fiscal periods ended December 31, 2016, 2015 and 2014, the Funds paid the following transfer agency fees to USBFS:

Transfer Agency Fees Paid During Fiscal Periods Ended December 31,
	2016	2015	2014
LargeCap Fund	$16,740	$15,442	$16,410
MidCap Fund	$555,062(1)	$125,018(1)	$502,272
Small/Mid Cap Value Fund(2)	$6,812	$3,300	N/A
SmallCap Value Fund	$15,656	$15,251	$14,312
International Growth Fund(3)	$11,305	N/A	N/A
Global Growth Fund(3)	$10,469	N/A	N/A
(1)
The increase in the MidCap Fund’s transfer agency fees from fiscal year 2015 to 2016 was due to an increase in the number of accounts subject to transfer agency fees.  The decrease in the MidCap Fund’s transfer agency fees from fiscal year 2014 to 2015 was due to consolidation of omnibus accounts maintained on third party broker platforms.

(2)	The Small/Mid Cap Value Fund commenced operations on November 30, 2015.
(3)	The International Growth Fund and Global Growth Fund commenced operations on April 15, 2016.

Fund Accounting

In addition, the Funds have entered into a fund accounting servicing agreement with USBFS pursuant to which USBFS has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds.  For the fiscal periods ended December 31, 2016, 2015 and 2014, the Funds paid the following accounting fees to U.S. Bank:

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Accounting Fees Paid During Fiscal Periods Ended December 31,
	2016	2015	2014
LargeCap Fund	$13,301	$16,147	$16,040
MidCap Fund	$57,265	$68,474	$60,929
Small/Mid Cap Value Fund(1)	$14,302	$246	N/A
SmallCap Value Fund	$13,469	$15,259	$15,213
International Growth Fund(2)	$9,850	N/A	N/A
Global Growth Fund(2)	$9,758	N/A	N/A
(1)	The Small/Mid Cap Value Fund commenced operations on November 30, 2015.
(2)	The International Growth Fund and Global Growth Fund commenced operations on April 15, 2016.

Financial Intermediaries

From time to time, the Funds may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Funds to their customers or other persons who beneficially own interests in the Funds, such as participants in 401(k) plans.  These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Funds, transmitting, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications regarding the Funds, and related services as the Funds or the intermediaries’ customers or such other persons may reasonably request.

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers of the Funds

As described in the Prospectus under “Portfolio Managers”, Matthew Malgari and Sanjeev Bhojraj are co-portfolio managers of the LargeCap Fund and are jointly responsible for the day-to-day management of the LargeCap Fund.  Mr. Malgari and Dr. Bhojraj are jointly responsible for the day-to-day management of the other accounts set forth in the following table.  Kenneth M. Hemauer and Charles F. Severson are co-portfolio managers of the MidCap Fund and are jointly responsible for the day-to-day management of the MidCap Fund.  Unless otherwise indicated, they are jointly responsible for the day-to-day management of the other accounts set forth in the following table.  Michelle E. Stevens is the portfolio manager of the Small/Mid Cap Value Fund and SmallCap Value Fund.  Brian Beitner is the portfolio manager of the International Growth Fund and the Global Growth Fund.

The following provides information regarding other accounts managed by the portfolio managers as of December 31, 2016.  The number of accounts listed in the following table includes accounts managed by the Advisor on a wrap-fee basis.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

LargeCap Fund
Matthew Malgari
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$45	2	$45
Other Accounts	0	$0	0	$0

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Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)

Sanjeev Bhojraj
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$45	2	$45
Other Accounts	0	$0	0	$0

MidCap Fund
Kenneth M. Hemauer
Other Registered Investment Companies	1	$418.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts(1)	264	$513.3	0	$0

Charles F. Severson
Other Registered Investment Companies	1	$418.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts(2)	262	$493.6	0	$0

Small/Mid Cap Value Fund & SmallCap Value Fund
Michelle E. Stevens
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	121	$223.1	0	$0

International Growth Fund & Global Growth Fund
Brian Beitner
Other Registered Investment Companies	2	$189.8	0	$0
Other Pooled Investment Vehicles	3	$87.8	0	$0
Other Accounts	2	$116.4	1	$91.5

(1)	Includes accounts that Mr. Hemauer manages jointly with other portfolio managers of the Advisor.
(2)	Includes accounts that Mr. Severson manages jointly with other portfolio managers of the Advisor.

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The Advisor and its individual portfolio managers advise multiple accounts for numerous clients.  In addition to the Funds, these accounts may include separate accounts, collective trusts, and a portion of a state 529 education savings plan portfolio.  The Advisor manages potential conflicts of interest between a Fund and other types of accounts through trade allocation policies and oversight by the Advisor’s investment management departments and compliance department.  Allocation policies are designed to address potential conflicts of interest in situations where two or more Funds and/or other accounts participate in investment transactions involving the same securities.

The Subadvisor and its portfolio managers advise private funds and in 2016 managed other separate accounts in addition to the Large Cap Fund.  The Subadvisor manages potential conflicts of interest between the LargeCap Fund and other types of accounts through trade allocation policies and oversight by the Subadvisor’s and the Advisor’s compliance departments.  Allocation policies are designed to address potential conflicts of interest in situations where two or more accounts participate in investment transactions involving the same securities.

The LargeCap Fund’s portfolio managers have an ownership in Kailash Capital and have provided significant input and assistance in developing and refining the quantitative investment methodologies and processes used by the Subadvisor in managing the LargeCap Fund.

Compensation of Portfolio Managers

The Advisor compensates portfolio managers with a base salary and an annual incentive bonus.  A portfolio manager’s base salary is generally a fixed amount based on level of experience and responsibilities.  A portfolio manager’s bonus is determined primarily by pre-tax investment performance of the accounts, including the Funds.  Performance is measured relative to the appropriate benchmark’s long and short-term performance, measured on a one-three-five-year basis, as applicable, with greater weight given to long-term performance.  Portfolio managers may own and may be offered an opportunity to purchase or sell common stock in the Advisor, Baird Holding Company or Baird Financial Corporation.  Portfolio managers may also own and may be offered an opportunity to purchase or sell shares in private equity offerings sponsored by the Advisor.

The Subadvisor is a limited liability corporation controlled by the portfolio managers of the LargeCap Fund.  The Advisor makes payments out of its own advisory fee to the Subadvisor pursuant to the sub-advisory agreement.  The Subadvisor pays its operational expenses, and the remaining fees collected by the Subadvisor flow to the portfolio managers as the controlling members of the limited liability corporation.  The portfolio managers do not receive additional compensation beyond the portion of the Subadvisor’s fee they receive in their capacity as controlling members of the Subadvisor.

Ownership of Fund Shares by Portfolio Managers

As of December 31, 2016, the portfolio managers beneficially owned the following amounts (by dollar range) in the Funds:

Dollar Range of Equity Securities in the LargeCap Fund
Portfolio Manager
Matthew Malgari	$500,001 - $1,000,000
Sanjeev Bhojraj	$10,001 - $50,000

Dollar Range of Equity Securities in the MidCap Fund
Portfolio Manager
Kenneth M. Hemauer	$100,001 - $500,000
Charles F. Severson	$500,001 - $1,000,000

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Dollar Range of Equity Securities in the Small/Mid Cap Value Fund
Portfolio Manager
Michelle E. Stevens	$10,001 - $50,000

Dollar Range of Equity Securities in the SmallCap Value Fund
Portfolio Manager
Michelle E. Stevens	Over $1,000,000

Dollar Range of Equity Securities in the International Growth Fund
Portfolio Manager
Brian Beitner	Over $1,000,000

Dollar Range of Equity Securities in the Global Growth Fund
Portfolio Manager
Brian Beitner	Over $1,000,000

The above ownership information relates only to the Institutional Class shares of the Funds.

DISTRIBUTOR

Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, WI 53202, also serves as the principal distributor for shares of the Funds pursuant to a Distribution Agreement with the Company dated September 26, 2000, as amended (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority (“FINRA”).  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.  As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the Rule 12b-1 fees payable under the Distribution and Shareholder Servicing Plan, discussed below.

During each of the fiscal years ended December 31, 2016, 2015 and 2014, the Distributor did not receive any net underwriting discounts or commissions on the sale of Fund shares, any compensation on the redemptions or repurchases of Fund shares, or any brokerage commissions from the Funds.  The Distributor retained a portion of the Rule 12b-1 fees, as described below.

DISTRIBUTION PLAN

The Board, including a majority of the Independent Directors, adopted a Distribution and Shareholder Servicing Plan (the “Plan”) for the Investor Class shares of the Funds pursuant to Rule 12b-1 under the 1940 Act.  The Plan authorizes payments by a Fund in connection with the distribution of Investor Class shares at an annual rate of 0.25% of the Fund’s average daily NAV attributable to the Investor Class.  Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of Investor Class shares of the Fund.  Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials.  To the extent any activity is one which a Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  The Plan is a “compensation plan” which means that payments under the Plan are based upon a percentage of average daily net assets attributable to the Investor Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases the Investor Class’ expenses from what they would otherwise be.  A Fund may engage in joint distribution activities with other Baird Funds and to the extent the expenses are not allocated to a specific Baird Fund, expenses will be allocated based on the Fund’s net assets.

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Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Directors, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Directors, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Amounts Expensed Under the Plan

For the fiscal year ended December 31, 2016, the following amounts were paid pursuant to the Plan:

Fund	12b-1 Payments Paid
LargeCap Fund	$1,520
MidCap Fund	$352,484
Small/Mid Cap Value Fund	$73
SmallCap Value Fund	$5,430
International Growth Fund	$211(1)
Global Growth Fund	$269(1)
(1) The International Growth Fund and Global Growth Fund commenced operations on April 15, 2016.

Of the amounts paid, payments were made for the following activities:

Actual Rule 12b‑1 Expenditures Incurred by the Funds During the Fiscal Year Ended December 31, 2016
Fund	Advertising/ Marketing	Printing/ Postage	Payment to distributor	Payment to dealers(1)	Compensation to sales personnel	Other	Total

LargeCap Fund	$0	$0	$0	$1,520	$0	$0	$1,520
MidCap Fund	$0	$0	$0	$352,484	$0	$0	$352,484
Small/Mid Cap Value Fund	$0	$0	$0	$73	$0	$0	$73
SmallCap Value Fund	$0	$0	$0	$5,430	$0	$0	$5,430
International Growth Fund(2)	$0	$0	$0	$211	$0	$0	$211
Global Growth Fund(2)	$0	$0	$0	$269	$0	$0	$269

(1)	Includes payments to Baird as a dealer.
(2)	The International Growth Fund and Global Growth Fund commenced operations on April 15, 2016.

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Interests of Certain Persons

With the exception of the Advisor, in its capacity as the Funds’ investment advisor and principal underwriter of Fund shares, and the Subadvisor, in its capacity as the LargeCap Fund’s sub-advisor, no “interested person” of a Fund, as defined in the 1940 Act, and no director of the Company has or had a direct or indirect financial interest in the Plan or any related agreement.

Anticipated Benefits to the Funds

The continuation of the Plan is approved annually by the Board, including a majority of the directors who are not interested persons (as defined in the 1940 Act) of the Funds and have no direct or indirect financial interest in the Plan or any related agreements.  The Board has determined that the Plan is likely to benefit Investor Class shares by providing an incentive for brokers, dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to Investor Class shareholders.  The Board also determined that the Plan is necessary for the Funds to sell Investor Class shares and access important distributions channels.

Shareholder Servicing and Revenue Sharing Payments

The Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to broker-dealers and other financial intermediaries who market and sell shares of the Funds and/or who provide various administrative, sub-accounting and shareholder services.  These payments are in addition to the 12b-1 fees payable out of Fund assets to firms that sell Investor Class shares.  The payments may specifically be made in connection with the inclusion of the Funds in certain programs offered by broker-dealers or other financial intermediaries, invitations to conferences and seminars held or sponsored by those firms, access to branch offices and sales representatives of those firms and opportunities to make presentations and provide information to them.  Payments may be structured as a flat fee, a percentage of net sales or net assets (or a combination thereof) or a fee based on the number of underlying client accounts.  The Distributor currently has agreements with the following firms, under which the Distributor makes ongoing payments in lieu of, or in addition to, the 12b-1 fee: Benefit Plans Administrators (BPA), BMO Harris Bank, BNY Mellon, Charles Schwab, Edward Jones & Co., Fidelity (National Financial), Great West Life,  J.P. Morgan Retirement Plan Services, LPL Financial, Morgan Stanley Smith Barney, Merrill Lynch (Financial Data Services), Morningstar Investment Services, Pershing, Prudential, Raymond James, TIAA-CREF, UBS, U.S. Bank National Association, Vanguard and Wells Fargo.  In some circumstances, the Funds may directly pay the intermediary for performing sub-transfer agency and related services to customers of financial intermediaries who hold shares of the Funds through omnibus accounts.

The Advisor and Subadvisor may also pay cash or non-cash compensation to sales representatives of broker-dealers and other financial intermediaries in the form of occasional gift, meals and entertainment, and pay for exhibit space or sponsorships at regional or national events of broker-dealers and other financial intermediaries.

Referral Program

As indicated in the Prospectus, the Distributor has a referral program under which it may pay compensation to registered representatives of the Distributor for their efforts in selling Institutional Class shares of the Funds.  Such compensation will not exceed 0.10% per year of the value of the Institutional Class share accounts for which the registered representative is responsible.  In addition, registered representatives of the Distributor may receive payments under the Plan with respect to distribution and shareholder services for Investor Class shares of the Funds.

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The prospect of receiving, or the receipt of additional payments or other compensation as described above may provide the Distributor’s registered representatives with an incentive to favor sales of shares of the Funds and other mutual funds whose affiliates offer similar compensation over the sale of shares of mutual funds that do not make such payments.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Company’s policy regarding disclosure of portfolio holdings (the “Disclosure Policy”).  Pursuant to the Disclosure Policy, the Company, the Advisor and the Subadvisor may disclose information about the Funds’ portfolio holdings only in the following circumstances:

•
Each Fund discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and six-month period.  In addition, the Company discloses the portfolio holdings of the Funds as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC within 10 calendar days after mailing its annual and semi-annual reports to shareholders.

•
The Funds’ (other than the Chautauqua Funds) full portfolio holdings (showing number of shares and dollar values) as of month-end are posted on the Company’s website no earlier than five business days after month-end.  The Chautauqua Funds’ full portfolio holdings (showing number of shares and dollar values) as of quarter-end are posted on the Company’s website no earlier than thirty (30) calendar days after month-end.

•
The Funds may also provide portfolio holdings information to various ratings agencies, consultants, broker-dealers, investment advisers, financial intermediaries, investors and others, upon request, so long as such information, at the time it is provided, is posted on the Company’s website or otherwise publicly available.

A Fund may elect to not post its portfolio holdings on the Company’s website as described above if the Fund has a valid business reason for doing so.  If a Fund makes such an election, the Fund’s portfolio holdings cannot be selectively disclosed to any person until such information is filed with the SEC or posted to the Company’s website.

In limited circumstances, for the business purposes described below, the Funds’ portfolio holdings may be disclosed to, or known by, certain third parties in advance of being filed with the SEC or their publication on the Company’s website.

•
The Advisor or Subadvisor may disclose Fund portfolio holdings to the Funds’ service providers (administrator, fund accountant, custodian, transfer agent and independent pricing service) in connection with the fulfillment of their duties to the Funds.  These service providers are required by contract with the Funds to keep such information confidential and not use it for any purpose other than the purpose for which the information was disclosed.

•
The Advisor or Subadvisor may disclose Fund portfolio holdings to persons who owe a fiduciary duty or other duty of trust or confidence to the Funds, such as the Funds’ legal counsel and independent registered public accounting firm.

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•
Disclosure of portfolio holdings as of a particular date may be made in response to inquiries from consultants, prospective clients or other persons, provided that the recipient signs a confidentiality agreement prohibiting disclosure and misuse of the holdings information.

The Company is prohibited from entering into any other arrangements with third parties to disclose information regarding the Funds’ portfolio securities without (1) prior approval of the Advisor’s legal and compliance departments; and (2) the execution of a confidentiality agreement by the third parties.  No compensation or other consideration may be received by the Funds, the Advisor or the Subadvisor in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board has delegated to the CCO the responsibility to monitor the foregoing policy and to address any violations thereof.  The CCO reports to the Board and the Board reviews any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Advisor, Subadvisor or any other Fund affiliate.

ANTI-MONEY LAUNDERING PROGRAM

The Company has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, the designation of an anti-money laundering compliance officer, an ongoing training program, an independent audit function to determine the effectiveness of the Program and a customer identification program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures that require the reporting of suspicious and/or fraudulent activity, verifying the identity of the new shareholders, checking shareholder names against designated government lists, including the Office of Foreign Asset Control (“OFAC”), and undertaking a complete and thorough review of all new account applications.  The Company will not transact business with any person or entity whose identity cannot be adequately verified.

Pursuant to the USA PATRIOT Act and the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or a Fund may be required to transfer the account or proceeds of the account to a governmental agency.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Grant Thornton LLP, Grant Thornton Tower, 171 North Clark Street, Suite 200, Chicago, Illinois  60601, has been selected as independent registered public accounting firm of the Funds.  As such, it is responsible for auditing the financial statements of the Funds.

The audited financial statements for the Funds for the fiscal year ended December 31, 2016, together with the report of Grant Thornton LLP, independent registered public accounting firm, that appear in the Funds’ Annual Report for the fiscal year ended December 31, 2016 are incorporated herein by reference.

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COUNSEL

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Company and has passed upon the legality of the shares offered by the Funds.

PERFORMANCE

From time to time, the total return of Investor Class shares and Institutional Class shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.  Performance information is generally available by calling the Funds (toll-free) at 1-866-44BAIRD.

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BAIRD FUNDS, INC.
PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)			Charter Documents.
	(i)	(A)
Articles of Incorporation are herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

	(i)	(B)
Amendment to Articles of Incorporation dated December 20, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Amendment to Articles of Incorporation dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

	(i)	(D)
Amendment to Articles of Incorporation dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2003.

	(i)	(E)
Amendment to Restated Articles of Incorporation dated April 14, 2004 is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

	(i)	(F)
Amended and Restated Articles of Incorporation dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

	(i)	(G)
Amendment to Restated Articles of Incorporation dated October 31, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(H)
Amendment of Amended and Restated Articles of Incorporation dated November 8, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

	(i)	(I)
Amendment of Amended and Restated Articles of Incorporation dated March 16, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(J)
Amendment to Amended and Restated Articles of Incorporation dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

	(i)	(K)
Amendment to Amended and Restated Articles of Incorporation dated August 27, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(L)
Amendment to Amended and Restated Articles of Incorporation dated November 10, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

	(i)	(M)
Amendment to Amended and Restated Articles of Incorporation dated May 12, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

	(i)	(N)
Amendment to Amended and Restated Articles of Incorporation dated January 20, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

(b)			By-Laws.

Amended and Restated By-Laws are herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

(c)			Instruments Defining Rights of Security Holders are herein incorporated by reference to the Articles of Incorporation and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)
Investment Advisory Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

	(i)	(B)
Exhibit E to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N‑1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Exhibit F to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N‑1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(D)
Exhibit G to the Investment Advisory Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N‑1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(E)
Amendment to the Investment Advisory Agreement dated December 31, 2002 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(F)
Amendment to the Investment Advisory Agreement dated May 1, 2003 is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(G)
Exhibit I to the Investment Advisory Agreement (adding Baird SmallCap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(H)
Exhibit J to the Investment Advisory Agreement (adding Baird Ultra Short Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(i)	(I)
Exhibit K to the Investment Advisory Agreement (adding Baird Short-Term Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(J)
Exhibit L to the Investment Advisory Agreement (adding Baird Core Intermediate Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(K)
Exhibit M to the Investment Advisory Agreement (adding Baird Long-Term Credit Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

	(i)	(L)
Exhibit N to the Investment Advisory Agreement (adding Baird Small/Mid Cap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

	(i)	(M)
Form of Exhibit O to the Investment Advisory Agreement (adding Chautauqua Global Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

	(i)	(N)
Form of Exhibit P to the Investment Advisory Agreement (adding Chautauqua International Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

(ii)
Investment Advisory Agreement with respect to the Baird LargeCap Fund is herein incorporated by reference from the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 20, 2013.

(iii)
Investment Sub-Advisory Agreement with respect to the Baird LargeCap Fund is herein incorporated by reference from the Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 20, 2013.

(iv)
Expense Cap/Reimbursement Agreement dated February 1, 2017, with respect to the Baird LargeCap Fund, Baird MidCap Fund, Baird SmallCap Value Fund, Baird Small/Mid Cap Value Fund, Chautauqua Global Growth Fund, and Chautauqua International Growth Fund — Filed Herewith.

	(v)		Fee Waiver Agreement dated February 1, 2017, with respect to the Baird Ultra Short Bond Fund — Filed Herewith.
(e)			Distribution Contracts.
	(i)	(A)
Distribution Agreement is herein incorporated by reference from the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 29, 2000.

	(i)	(B)
Exhibit G to the Distribution Agreement is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Amendment to Distribution Agreement (re: name change of Baird Core Bond Fund to Baird Core Plus Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(D)
Amendment to Distribution Agreement (re: name change of Baird Horizon Growth Fund to Baird LargeCap Fund) is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 29, 2004.

	(i)	(E)
Exhibit J to Distribution Agreement (adding Baird SmallCap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 1, 2012.

	(i)	(F)
Exhibit K to Distribution Agreement (adding Baird Ultra Short Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(i)	(G)
Exhibit L to Distribution Agreement (adding Baird Short-Term Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(H)
Exhibit M to Distribution Agreement (adding Baird Core Intermediate Municipal Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(I)
Exhibit N to Distribution Agreement (adding Baird Long-Term Credit Bond Fund) is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

	(i)	(J)
Exhibit O to Distribution Agreement (adding Baird Small/Mid Cap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

	(i)	(K)
Form of Exhibit P to Distribution Agreement (adding Chautauqua Global Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

	(i)	(L)
Form of Exhibit Q to Distribution Agreement (adding Chautauqua International Growth Fund) is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)			Custodian Agreements.
	(i)	(A)
Custody Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bank National Association is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

	(i)	(B)
First Amendment to the Custody Agreement dated August 12, 2008 is incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

	(i)	(C)
Second Amendment to the Custody Agreement dated August 31, 2010 is incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

	(i)	(D)
Third Amendment to Custody Agreement (adding Baird SmallCap Value Fund) is herein incorporated by reference from the Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 1, 2012.

	(i)	(E)
Fourth Amendment to Custody Agreement dated July 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

	(i)	(F)
Fifth Amendment to Custody Agreement (adding Baird Ultra Short Bond Fund) dated December 31, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

	(i)	(G)
Sixth Amendment to Custody Agreement (adding Baird Long-Term Credit Bond Fund) dated October 21, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

	(i)	(H)
Seventh Amendment to Custody Agreement (adding Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund) dated July 1, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

	(i)	(I)
Eighth Amendment to Custody Agreement (adding Baird Small/Mid Cap Value Fund) dated November 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

	(i)	(J)
Ninth Amendment to Custody Agreement (adding Chautauqua Global Growth Fund and Chautauqua International Growth Fund) dated May 1, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

(h)			Other Material Contracts.
	(i)	(A)
Fund Administration Servicing Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

	(i)	(B)
First Amendment to the Fund Administration Servicing Agreement dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(i)	(C)
Second Amendment to the Fund Administration Servicing Agreement dated August 31, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

(i)	(D)
Third Amendment to Fund Administration Servicing Agreement (adding Baird SmallCap Value Fund) dated February 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 1, 2012.

(i)	(E)
Fourth Amendment to Fund Administration Servicing Agreement dated July 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(i)	(F)
Fifth Amendment to Fund Administration Servicing Agreement (adding Baird Ultra Short Bond Fund) dated December 31, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

(i)	(G)
Sixth Amendment to Fund Administration Servicing Agreement (adding Baird Long-Term Credit Bond Fund) dated October 21, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(i)	(H)
Seventh Amendment to Fund Administration Servicing Agreement (adding Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund) dated July 1, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(i)	(I)
Eighth Amendment to Fund Administration Servicing Agreement (adding Baird Small/Mid Cap Value Fund) dated November 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

(i)	(J)
Ninth Amendment to Fund Administration Servicing Agreement (adding Chautauqua Global Growth Fund and Chautauqua International Growth Fund) dated May 1, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

(ii)	(A)
Transfer Agent Servicing Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(ii)	(B)
First Amendment to the Transfer Agent Servicing Agreement dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(ii)	(C)
Second Amendment to the Transfer Agent Servicing Agreement dated August 31, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

(ii)	(D)
Third Amendment to Transfer Agent Servicing Agreement (adding Baird SmallCap Value Fund) dated February 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 1, 2012.

(ii)	(E)
Fourth Amendment to Transfer Agent Servicing Agreement dated July 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(ii)	(F)
Fifth Amendment to Transfer Agent Servicing Agreement (adding Baird Ultra Short Bond Fund) dated December 31, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

(ii)	(G)
Sixth Amendment to Transfer Agent Servicing Agreement (adding Baird Long-Term Credit Bond Fund) dated October 21, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(ii)	(H)
Seventh Amendment to Transfer Agent Servicing Agreement (adding Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund) dated July 1, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(ii)	(I)
Eighth Amendment to Transfer Agent Servicing Agreement (adding Baird Small/Mid Cap Value Fund) dated November 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

(ii)	(J)
Ninth Amendment to Transfer Agent Servicing Agreement (adding Chautauqua Global Growth Fund and Chautauqua International Growth Fund) dated May 1, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

(iii)	(A)
Fund Accounting Servicing Agreement dated August 15, 2005 between Robert W. Baird & Co. Incorporated, the Registrant and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(iii)	(B)
First Amendment to the Fund Accounting Servicing Agreement dated August 12, 2008 is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 14, 2008.

(iii)	(C)
Second Amendment to the Fund Accounting Servicing Agreement dated August 31, 2010 is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

(iii)	(D)
Third Amendment to Fund Accounting Servicing Agreement (adding Baird SmallCap Value Fund) dated February 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 1, 2012.

(iii)	(E)
Fourth Amendment to Fund Accounting Servicing Agreement dated July 1, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(iii)	(F)
Fifth Amendment to Fund Accounting Servicing Agreement (adding Baird Ultra Short Bond Fund) dated December 31, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

(iii)	(G)
Sixth Amendment to Fund Accounting Servicing Agreement (adding Baird Long-Term Credit Bond Fund) dated October 21, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(iii)	(H)
Seventh Amendment to Fund Accounting Servicing Agreement (adding Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund) dated July 1, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

(iii)	(I)
Eighth Amendment to Fund Accounting Servicing Agreement (adding Baird Small/Mid Cap Value Fund) dated November 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

(iii)	(J)
Ninth Amendment to Fund Accounting Servicing Agreement (adding Chautauqua Global Growth Fund and Chautauqua International Growth Fund) dated May 1, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

(iv)	(A)
Administration Agreement dated September 29, 2000 between the Registrant and Robert W. Baird Incorporated is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(iv)	(B)
Amendment to Administration Agreement dated April 30, 2007 between the Registrant and Robert W. Baird & Co. Incorporated is herein incorporated by reference from Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2008.

(iv)	(C)
Second Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated August 23, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(iv)	(D)
Third Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

(iv)	(E)
Fourth Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated August 27, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

(iv)	(F)
Fifth Amendment to Administration Agreement between the Registrant and Robert W. Baird & Co. Incorporated dated December 11, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

(v)	(A)
Form of Amended and Restated Securities Lending Agreement between the Registrant, U.S. Bank National Association and Robert W. Baird & Co. Incorporated is herein incorporated by reference from the Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 28, 2011.

(v)	(B)
First Amendment to Amended and Restated Securities Lending Agreement between the Registrant and U.S. Bank National Association dated December 31, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

(v)	(C)
Second Amendment to Amended and Restated Securities Lending Agreement between the Registrant and U.S. Bank National Association dated November 13, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

(vi)	(A)
Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 18, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(vi)	(B)
First Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 15, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(vi)	(C)
Second Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated June 1, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 15, 2013.

(vi)	(D)
Third Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated January 13, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2014.

(vi)	(E)
Fourth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 31, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

	(vi)	(F)
Fifth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated September 26, 2014 is herein incorporated by reference from the Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 2015.

	(vi)	(G)
Sixth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 16, 2015.

	(vi)	(H)
Seventh Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated January 7, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

	(vi)	(I)	Eighth Amendment to Loan Agreement between the Registrant and U.S. Bank, N.A. dated May 29, 2016 — Filed Herewith.
(i)			Legal Opinions.
	(i)	(A)
Opinion and Consent of Godfrey & Kahn, S.C. dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

	(i)	(B)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 28, 2000 is herein incorporated by reference from the Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 22, 2000.

	(i)	(C)
Opinion and Consent of Godfrey & Kahn, S.C. dated April 27, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2012.

	(i)	(D)
Opinion and Consent of Godfrey & Kahn, S.C. dated September 19, 2012 is herein incorporated by reference from the Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 19, 2012.

	(i)	(E)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 30, 2013 is herein incorporated by reference from the Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2013.

	(i)	(F)
Opinion and Consent of Godfrey & Kahn, S.C. dated August 31, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

	(i)	(G)
Opinion and Consent of Godfrey & Kahn, S.C. dated December 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 30, 2015.

	(i)	(H)
Opinion and Consent of Godfrey & Kahn, S.C. dated November 30, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 30, 2015.

	(i)	(I)
Opinion and Consent of Godfrey & Kahn, S.C. dated April 1, 2016 is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2016.

	(i)	(J)	Consent of Godfrey & Kahn, S.C. — Filed Herewith.
(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(ii)
Power of Attorney dated May 21, 2015 is herein incorporated by reference from the Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 31, 2015.

(k)			Omitted Financial Statements — Not Applicable.
(l)
Initial Capital Agreement dated September 14, 2000 is herein incorporated by reference from the Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 25, 2000.

(m)
Form of Amended and Restated Distribution and Shareholder Servicing Plan is herein incorporated by reference from the Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2006.

(n)
Rule 18f-3 Plan is herein incorporated by reference from the Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 30, 2004.

(o)			Reserved.
(p)			Codes of Ethics.
	(i)		Amended Code of Ethics for the Registrant, Advisor and Distributor dated August 25, 2016 — Filed Herewith.
	(ii)		Code of Ethics for L2 Asset Management, LLC, the Subadvisor to the Baird LargeCap Fund, dated February, 2017 — Filed Herewith.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Bylaws.  In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit, or (iv) willful misconduct.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant’s investment adviser against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 31.  Business and Other Connections of Investment Adviser

Robert W. Baird & Co. Incorporated (the “Advisor”) serves as the investment adviser for the Registrant.  The Advisor is a registered broker-dealer as well as an investment adviser.  The business and other connections of the Advisor are further described in the Advisor’s Uniform Application for Investment Advisor Registration (“Form ADV”) as filed with the SEC.  The names and titles of the executive officers and directors of the Advisor are set forth in the table under Item 32(b), below.  Each director and executive officer of the Advisor holds the same position with Baird Holding Company, Baird Financial Corporation and Baird Financial Group, Inc. (“BFG”).  Baird Financial Corporation, Baird Holding Company and Baird Financial Group, Inc. are affiliates of the Advisor and are located at the same address as the Advisor.

L2 Asset Management, LLC (“L2”) serves as the subadvisor with respect to the Registrant’s LargeCap Fund.  The business and other connections of L2, as well as the names and titles of the executive officers and directors of L2, are further described in L2’s Form ADV as filed with the SEC.

To the best of Registrant’s knowledge, none of the Advisor’s or L2’s directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below.

Name of Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Paul E. Purcell	Director of RiverFront Investment Holding Group, LLC 1214 East Cary Street Richmond, Virginia 23219
Mary Ellen Stanek	Director of Journal Communications, Inc. 333 West State Street Milwaukee, Wisconsin 53203
Director of Northwestern Mutual Life Insurance Company 720 E. Wisconsin Avenue Milwaukee, Wisconsin 53202
Director of Wisconsin Energy Corporation and Wisconsin Electric Power Company 231 West Michigan Street P.O. Box 1331 Milwaukee, Wisconsin 53201

Name of Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Terrance P. Maxwell
Trustee of Investors Real Estate Trust
1400 31st Avenue SW
P.O. Box 1988
Minot, North Dakota 58702

Board of Managers of Greenhouse Funds GP LLC and Greenhouse GP LLC
2711 Centerville Road
Wilmington, Delaware 19808

Director of the Art Commission
121 South Pinckney Street, Suite 220
Madison, Wisconsin 53703

Patrick S. Lawton	Director of Waterstone Financial, Inc. 11200 West Plank Court Wauwatosa, Wisconsin 53226
Director of BMO Harris Bradley Center 1001 North 4th Street Milwaukee, Wisconsin 53203
Michael J. Schroeder	Director of RiverFront Investment Holding Group, LLC 1214 East Cary Street Richmond, Virginia 23219
Director of Sanitas Brewing Company 1860 38th Street Boulder, Colorado 80302
William Mahler	Board of Managers of Greenhouse Funds GP LLC and Greenhouse GP LLC 2711 Centerville Road Wilmington, Delaware 19808

Item 32.  Principal Underwriter

(a) Robert W. Baird & Co. Incorporated, 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, also acts as the sub-adviser for the Bridge Builder Bond Fund, a series of the Bridge Builder Trust, the Principal MidCap Growth III Fund, a series of Principal Funds, Inc., Cornerstone Advisors Global Public Equity Fund, a series of The Advisors’ Inner Circle Fund, and Pace International Equity Investments Fund, a series of the Pace Select Advisors Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of Robert W. Baird & Co. Incorporated are as follows:

Name and Principal Business Address	Position and Offices with Robert W. Baird & Co. Incorporated	Positions and Offices with Registrant
Paul E. Purcell	Director and Chairman	None
Steven G. Booth	Director, President and Chief Executive Officer	None
Terrance P. Maxwell	Managing Director and Chief Financial Officer	Treasurer
Paul L. Schultz	Secretary	None
Patrick S. Lawton	Director and Managing Director	None
William W. Mahler	Director and Managing Director	None
Michael J. Schroeder	Director and Managing Director	None
Mary Ellen Stanek	Director and Managing Director	President

The address of each of the foregoing is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) Not applicable

Item 33.  Location of Accounts and Records

The books and records required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at the Registrant’s principal offices, 777 East Wisconsin Avenue, Milwaukee, WI 53202, and/or in the following locations:

Registrant’s Fund Accountant, Fund Administrator and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisor	Robert W. Baird & Co. Incorporated 777 East Wisconsin Avenue Milwaukee, WI 53202
Registrant’s Sub-Advisor to Baird LargeCap Fund	L2 Asset Management, LLC 225 Franklin Street, 26th Floor, Boston, MA 02110
Registrant’s Custodian	U.S. Bank N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Certain organizational documents and minutes	Godfrey & Kahn, S.C. 833 East Michigan Street Milwaukee, WI 53202

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 76 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and the State of Wisconsin on April 28, 2017.

BAIRD FUNDS, INC. Registrant By: /s/ Mary Ellen Stanek Mary Ellen Stanek President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 78 to its Registration Statement has been signed below on April 28, 2017, by the following persons in the capacities indicated.

Signature	Title

/s/ Mary Ellen Stanek	President (Principal Executive Officer)
Mary Ellen Stanek

/s/ Terrance P. Maxwell Terrance P. Maxwell	Treasurer (Principal Financial and Accounting Officer)

/s/ John W. Feldt*	Director
John W. Feldt

/s/ G. Frederick Kasten, Jr.*	Director
G. Frederick Kasten, Jr.

/s/ Cory L. Nettles*	Director
Cory L. Nettles

/s/ Marlyn J. Spear*	Director
Marlyn J. Spear

/s/ Frederick P. Stratton, Jr.*	Director
Frederick P. Stratton, Jr.

*By: /s/ Mary Ellen Stanek
Mary Ellen Stanek President and Attorney-In-Fact

INDEX TO EXHIBITS

Exhibit Number	Description

(d)(iv)	Expense Cap/Reimbursement Agreement

(d)(v)	Fee Waiver Agreement

(h)(iv)(I)	Eighth Amendment to Loan Agreement

(i)(i)(J)	Consent of Godfrey & Kahn, S.C.

(j)(i)	Consent of Independent Registered Public Accounting Firm

(p)(i)	Amended Code of Registrant, Advisor and Distributor

(p)(ii)	Code of Ethics for L2 Asset Management, LLC